Filed Pursuant to Rule 485(a)

Registration No. 33-18030

811-5371

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 56	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 59	☒

RUSSELL INVESTMENT FUNDS

(Exact Name of Registrant as Specified in Charter)

1301 Second Avenue, 18th Floor, Seattle, Washington 98101

(Address of Principal Executive Office) (ZIP Code)

Registrant’s Telephone Number, including area code: 206/505-7877

Mary Beth Rhoden Albaneze Associate General Counsel Russell Investment Company 1301 Second Avenue, 18th Floor Seattle, Washington 98101 206-505-4846	John V. O’Hanlon Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, Massachusetts 02110 617-728-7100
(Name and Address of Agent for Service)

Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☐	on , pursuant to paragraph (b)
☒	60 days after filing pursuant to paragraph (a)(1)
☐	on , pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
Russell Investment Funds

MAY 1, 2015
Fund	Ticker Symbol
Multi-Style Equity Fund	RIFAX
Aggressive Equity Fund	RIFBX
Global Real Estate Securities Fund	RIFSX
Non-U.S. Fund	RIFCX
Core Bond Fund	RIFDX
The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
800-787-7354

Risk/Return Summary
Multi-Style Equity Fund
Investment Objective (Non-Fundamental)

The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. The fees and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have increased overall fees and expenses. Please refer to your account or policy documents for a description of those fees and expenses. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
Advisory Fee	0.73%
Other Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%
#	[To Be Filed By Amendment]
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. This example does not reflect any Insurance Company Separate Account or Policy charges. If it did, the costs shown would have been higher. Although your actual costs may be higher or lower, under these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities. The Fund invests principally in common stocks of large and medium capitalization U.S. companies. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ
1

distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company (“RIMCo”). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. RIMCo may use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling, or utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's risk/return profile may prove incorrect. In addition, actions taken to manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage the Fund's overall exposures, may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
•	American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
•	Derivatives . Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
2

•	Large Redemptions. The Fund is used as an investment for certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund varies from year to year. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart. The performance results shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have reduced the performance results shown in this section.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the index returns that measure broad market performance.
Past performance is no indication of future results.
[To Be Updated By Amendment]
Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2014	1 Year	5 Years	10 Years
Multi-Style Equity Fund	[ ]%	[ ]%	[ ]%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Management

Investment Adviser
The Fund’s investment adviser is RIMCo. Unlike most investment companies that have a single organization that acts as investment adviser, the Fund divides responsibility for investment advice between RIMCo and a number of money managers unaffiliated with RIMCo. The money managers for the Fund are:
3

• Columbus Circle Investors	• Mar Vista Investment Partners, LLC
• Institutional Capital LLC	• Suffolk Capital Management, LLC
• Jacobs Levy Equity Management, Inc.	• Sustainable Growth Advisers, LP
Portfolio Manager
David Hintz, a Senior Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Hintz has managed the Fund since November 2011.
Additional Information

For important information about:
•	Purchase of Fund Shares, please see Purchase of Fund Shares on page 21.
•	Redemption of Fund Shares, please see Redemption of Fund Shares on page 21.
•	Taxes, please see Taxes on page 21.
•	Servicing Arrangements, please see Servicing Arrangements on page 21.
Aggressive Equity Fund
Investment Objective (Non-Fundamental)

The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. The fees and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have increased overall fees and expenses. Please refer to your account or policy documents for a description of those fees and expenses. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
Advisory Fee	0.90%
Other Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Less Fee Waivers and Expense Reimbursements	[ ]%
Net Annual Fund Operating Expenses	[ ]%
#	[To Be Filed By Amendment]
4

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same (taking into account fee waivers/reimbursements in year 1 only). This example does not reflect any Insurance Company Separate Account or Policy charges. If it did, the costs shown would have been higher. Although your actual costs may be higher or lower, under these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$ [ ]	$ [ ]	$ [ ]	$ [ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities. The Fund invests principally in common stocks of small capitalization U.S. companies, some of which are also considered micro capitalization U.S. companies. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company (“RIMCo”). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. RIMCo may use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling, or utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's risk/return profile may prove incorrect. In addition, actions taken to manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
5

•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage the Fund's overall exposures, may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and micro capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and micro capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
•	Real Estate Investment Trusts (“REITs”). REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit.
•	American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
•	Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
•	Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Large Redemptions. The Fund is used as an investment for certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund varies from year to year. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart. The performance results shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have reduced the performance results shown in this section.
6

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the index returns that measure broad market performance. Effective May 1, 2012, RIMCo changed the Fund's primary benchmark from the Russell 2500™ Index to the Russell 2000® Index. The Aggressive Equity Linked Benchmark represents the returns of the Russell 2500™ Index through April 30, 2012 and the returns of the Russell 2000® Index thereafter. The Aggressive Equity Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark.
Past performance is no indication of future results.
[To Be Updated By Amendment]
Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2014	1 Year	5 Years	10 Years
Aggressive Equity Fund	[ ]%	[ ]%	[ ]%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Aggressive Equity Linked Benchmark (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Management

Investment Adviser
The Fund’s investment adviser is RIMCo. Unlike most investment companies that have a single organization that acts as investment adviser, the Fund divides responsibility for investment advice between RIMCo and a number of money managers unaffiliated with RIMCo. The money managers for the Fund are:
• Conestoga Capital Advisors, LLC	• RBC Global Asset Management (U.S.) Inc.
• DePrince, Race & Zollo, Inc.	• Ranger Investment Management, L.P.
• Jacobs Levy Equity Management, Inc.	• Signia Capital Management, LLC
Portfolio Manager
Jon Eggins, a Senior Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Eggins has managed the Fund since May 2011.
Additional Information

For important information about:
•	Purchase of Fund Shares, please see Purchase of Fund Shares on page 21.
•	Redemption of Fund Shares, please see Redemption of Fund Shares on page 21.
•	Taxes, please see Taxes on page 21.
•	Servicing Arrangements, please see Servicing Arrangements on page 21.
7

Global Real Estate Securities Fund
Investment Objective (Non-Fundamental)

The Fund seeks to provide current income and long term capital growth.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. The fees and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have increased overall fees and expenses. Please refer to your account or policy documents for a description of those fees and expenses. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
Advisory Fee	0.80%
Other Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%
#	[To Be Filed By Amendment]
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. This example does not reflect any Insurance Company Separate Account or Policy charges. If it did, the costs shown would have been higher. Although your actual costs may be higher or lower, under these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$ [ ]	$ [ ]	$ [ ]	$ [ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in real estate securities. The Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies economically tied to a number of countries around the world, including the U.S., in a globally diversified manner. The Fund invests principally in securities of companies, known as real estate investment trusts (“REITs”) and other REIT-like entities that own interests in real estate or real estate-related loans. The Fund may also invest in equity securities of other types of real estate-related companies. A portion of the Fund’s securities are denominated in foreign currencies and are typically held outside the U.S. The Fund
8

may invest a portion of its assets in equity securities of companies that are located in emerging markets. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by Russell Investment Management Company (“RIMCo”). Assets not allocated to money managers include the Fund’s liquidity reserves and assets which may be managed directly by RIMCo to effect the Fund’s investment strategies and/or to actively manage the Fund’s overall exposures by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. RIMCo may use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling, or utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of certain real estate securities or, in certain circumstances, broad global equity markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and swaps. The Fund may enter into spot or forward currency contracts to facilitate settlement of securities transactions. The Fund may invest in large, medium or small capitalization companies. Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's risk/return profile may prove incorrect. In addition, actions taken to manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage the Fund's overall exposures, may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
•	Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including real estate investment trusts (“REITs”), may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants’ credit.
•	Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
9

•	Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
•	Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
•	Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
•	Large Redemptions. The Fund is used as an investment for certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
•	Industry Concentration Risk. By concentrating in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund varies from year to year. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart. The performance results shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have reduced the performance results shown in this section.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the index returns that measure broad market performance. In October 2010, RIMCo changed the Fund’s primary benchmark from the FSTE NAREIT Equity REIT Index to the FTSE EPRA/NAREIT Developed Real Estate Index (net).  The Global Real Estate Linked Benchmark represents the returns of the FSTE NAREIT Equity REIT Index through September 30, 2010 and the returns of the FTSE EPRA/NAREIT Developed Real Estate Index (net) thereafter. The Global Real Estate Linked Benchmark provides a
10

means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Russell Developed Index (Net) measures the performance of the investable securities in developed countries globally.
Past performance is no indication of future results.
[To Be Updated By Amendment]
Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2014	1 Year	5 Years	10 Years
Global Real Estate Securities Fund	[ ]%	[ ]%	[ ]%
FTSE EPRA/NAREIT Developed Real Estate Index (net) (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	N/A
Global Real Estate Linked Benchmark (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Russell Developed Index (Net) (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Management

Investment Adviser
The Fund’s investment adviser is RIMCo. Unlike most investment companies that have a single organization that acts as investment adviser, the Fund divides responsibility for investment advice between RIMCo and a number of money managers unaffiliated with RIMCo. The money managers for the Fund are:
• Cohen & Steers Capital Management, Inc.	• Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company
• INVESCO Advisers, Inc.
Portfolio Manager
Bruce Eidelson, a Senior Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Eidelson has managed the Fund since January 2002.
Additional Information

For important information about:
•	Purchase of Fund Shares, please see Purchase of Fund Shares on page 21.
•	Redemption of Fund Shares, please see Redemption of Fund Shares on page 21.
•	Taxes, please see Taxes on page 21.
•	Servicing Arrangements, please see Servicing Arrangements on page 21.
11

Non-U.S. Fund
Investment Objective (Non-Fundamental)

The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. The fees and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have increased overall fees and expenses. Please refer to your account or policy documents for a description of those fees and expenses. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
Advisory Fee	0.90%
Other Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Less Fee Waivers and Expense Reimbursements	[ ]%
Net Annual Fund Operating Expenses	[ ]%
#	[To Be Filed By Amendment]
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same (taking into account fee waivers/reimbursements in year 1 only). This example does not reflect any Insurance Company Separate Account or Policy charges. If it did, the costs shown would have been higher. Although your actual costs may be higher or lower, under these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$ [ ]	$ [ ]	$ [ ]	$ [ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets plus borrowings for investment purposes in non-U.S. securities. The Fund invests principally in equity securities, including common stocks and preferred stocks, issued by companies incorporated in developed markets outside the U.S. and in depositary receipts. The Fund’s securities are denominated principally in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are economically tied
12

to emerging market countries. The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country.The Fund invests principally in large and medium capitalization companies, but may also invest in small capitalization companies. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company (“RIMCo”). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. RIMCo may use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling, or utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts and may engage in currency transactions for speculative purposes. Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's risk/return profile may prove incorrect. In addition, actions taken to manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage the Fund's overall exposures, may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
•	Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
13

•	Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
•	Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities.
•	Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
•	Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
•	Large Redemptions. The Fund is used as an investment for certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund varies from year to year. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart. The performance results shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have reduced the performance results shown in this section.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the index returns that measure broad market performance. Effective January 1, 2011, RIMCo changed the Fund’s primary benchmark from the MSCI EAFE Index (net of tax on dividends from foreign holdings) to the Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings).  The International Developed Markets Linked Benchmark represents the returns of the MSCI
14

EAFE Index (net of tax on dividends from foreign holdings) through December 31, 2010 and the returns of the Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) thereafter. The International Developed Markets Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark.
Past performance is no indication of future results.
[To Be Updated By Amendment]
Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2014	1 Year	5 Years	10 Years
Non-U.S. Fund	[ ]%	[ ]%	[ ]%
Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)	[ ]%	[ ]%	[ ]%
International Developed Markets Linked Benchmark (reflects no deduction for fees or expenses)	[ ]%	[ ]%	[ ]%
Management

Investment Adviser
The Fund’s investment adviser is RIMCo. Unlike most investment companies that have a single organization that acts as investment adviser, the Fund divides responsibility for investment advice between RIMCo and a number of money managers unaffiliated with RIMCo. The money managers for the Fund are:
• Barrow, Hanley, Mewhinney & Strauss, LLC	• Pzena Investment Management, LLC
• MFS Institutional Advisors, Inc.	• William Blair & Company, LLC
Portfolio Managers
Phillip Hoffman, a Senior Portfolio Manager, and James Carpenter, a Portfolio Manager, have primary responsibility for the management of the Fund. Mr. Hoffman has managed the Fund since June 2013 and Mr. Carpenter has managed the Fund since January 2014.
Additional Information

For important information about:
•	Purchase of Fund Shares, please see Purchase of Fund Shares on page 21.
•	Redemption of Fund Shares, please see Redemption of Fund Shares on page 21.
•	Taxes, please see Taxes on page 21.
•	Servicing Arrangements, please see Servicing Arrangements on page 21.
15

Core Bond Fund
Investment Objective (Non-Fundamental)

The Fund seeks to provide current income, and as a secondary objective, capital appreciation.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. The fees and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have increased overall fees and expenses. Please refer to your account or policy documents for a description of those fees and expenses. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
Advisory Fee	0.55%
Other Expenses	[ ]%
Acquired Fund Fees and Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Less Fee Waivers and Expense Reimbursements	[ ]%
Net Annual Fund Operating Expenses	[ ]%
#	[To Be Filed By Amendment]
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same (taking into account fee waivers/reimbursements in year 1 only). This example does not reflect any Insurance Company Separate Account or Policy charges. If it did, the costs shown would have been higher. Although your actual costs may be higher or lower, under these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in bonds. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company (“RIMCo”). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may
16

be managed directly by RIMCo to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. RIMCo may use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling, or utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures. The Fund invests in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality and (4) asset-backed securities. The Fund may invest in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes. The Fund may also invest in derivatives, including credit default swaps. The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio. The duration of the Fund's portfolio typically ranges within 20% of the duration of the Barclays U.S. Aggregate Bond Index, but may vary up to 35% from the Index's duration. A portion of the Fund’s net assets may be illiquid. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness, including bank loans (also called “leveraged loans”). The Fund invests in non-U.S. debt securities, including developed and emerging market debt securities, some of which may be non-U.S. dollar denominated. The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country. The Fund may enter into repurchase agreements. The Fund may invest in commercial paper, including asset-backed commercial paper. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets or to changes in interest rates or sectors by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts, to be announced (“TBA”) securities and swaps. Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's risk/return profile may prove incorrect. In addition, actions taken to manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage the Fund's overall exposures, may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investments in fixed income securities could lose money. In addition, the Fund could lose money if the
17

issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.
•	Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
•	U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
•	Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
•	Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
•	Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
•	Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.
•	Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
•	Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
•	Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.
•	Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
•	Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
•	Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
•	Yankee Bonds and Yankee CDs. Issuers of Yankee Bonds and Yankee CDs are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
•	Derivatives. Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default
18

risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
•	Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
•	Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
•	Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
•	Large Redemptions. The Fund is used as an investment for certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund varies from year to year. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart. The performance results shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have reduced the performance results shown in this section.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the index returns that measure broad market performance.
Past performance is no indication of future results.
19

[To Be Updated By Amendment]
Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2014	1 Year	5 Years	10 Years
Core Bond Fund	[ ]%	[ ]%	[ ]%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)*	[ ]%	[ ]%	[ ]%
* The Barclays U.S. Aggregate Bond Index was formerly known as the Barclays Capital U.S. Aggregate Bond Index.
Management

Investment Adviser
The Fund’s investment adviser is RIMCo. Unlike most investment companies that have a single organization that acts as investment adviser, the Fund divides responsibility for investment advice between RIMCo and a number of money managers unaffiliated with RIMCo. The money managers for the Fund are:
• Colchester Global Investors Limited	• Metropolitan West Asset Management, LLC
• Logan Circle Partners, L.P.	• Scout Investments, Inc.
• Macro Currency Group – an investment group within Principal Global Investors LLC*
*	Principal Global Investors LLC is the asset management arm of the Principal Financial Group® (The Principal®), which includes various member companies including Principal Global Investors LLC, Principal Global Investors (Europe) Limited, and others. The Macro Currency Group is the specialist currency investment group within Principal Global Investors. Where used herein, Macro Currency Group means Principal Global Investors LLC.
Portfolio Manager
Keith Brakebill, a Senior Portfolio Manager, has primary responsibility for the management of the Fund. Mr. Brakebill has managed the Fund since August 2011.
Additional Information

For important information about:
•	Purchase of Fund Shares, please see Purchase of Fund Shares on page 21.
•	Redemption of Fund Shares, please see Redemption of Fund Shares on page 21.
•	Taxes, please see Taxes on page 21.
•	Servicing Arrangements, please see Servicing Arrangements on page 21.
20

Additional Information

Purchase of Fund Shares
Each insurance company (“Insurance Company”) places orders for its accounts (“Separate Account”) which hold the interests of each variable insurance product (“Policy”) owner based on, among other things, the amount of premium payments to be invested pursuant to such Policies. Individuals may not place orders directly with Russell Investment Funds (“RIF”) or the Funds. See the prospectus of the Separate Account and Policies of the Insurance Company for more information on the purchase of Fund Shares and with respect to the availability for investment in specific Funds. The Funds do not issue share certificates. Any minimum or subsequent investment requirements are governed by the applicable Policy through which you invest.
For more information about how to purchase Shares, please see Additional Information About Purchase of Fund Shares in the Funds' Prospectus.
Redemption of Fund Shares
Shares may be redeemed at any time by Insurance Companies on behalf of their Separate Accounts or their general accounts. Individuals may not place redemption orders directly with RIF or the Funds. Redemption requests for Fund Shares are based on premiums and transaction requests represented to the Funds by each Insurance Company as having been received prior to 4:00 p.m. Eastern Time or the close of the New York Stock Exchange (“NYSE”), whichever is earlier on any business day of the Funds.
For more information about how to redeem Shares, please see Additional Information About Redemption of Fund Shares in the Funds' Prospectus.
Taxes
Provided that the Funds and Separate Accounts of Insurance Companies investing in the Funds satisfy applicable tax requirements, the Funds generally will not be subject to federal tax. Special tax rules apply to Insurance Companies, variable annuity contracts and variable life insurance contracts. For a discussion of the taxation of life insurance companies and the Separate Accounts, as well as the tax treatment of the Policies and the holders thereof, see the discussion regarding “Federal Tax Considerations” included in the prospectus for the Policies.
For more information about Taxes, please see Additional Information About Taxes in the Funds' Prospectus.
Servicing Arrangements
Some Insurance Companies have entered into arrangements with Russell Fund Services Company (“RFSC”) and/or Russell Financial Services, Inc. (“RFS” or the “Distributor”) pursuant to which they may receive compensation from RFSC and/or the Distributor, from RFSC’s and/or the Distributor’s own resources, for administrative and/or other services provided by those Insurance Companies. These payments may create a conflict of interest by influencing the Insurance Company and your salesperson to recommend the Funds or a Fund over another investment or by influencing an Insurance Company’s decision to include the Funds as an underlying investment option in its Policy. Ask your salesperson or visit your Insurance Company’s web site for more information.
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MANAGEMENT OF THE Funds
[To Be Updated By Amendment]
The Funds' investment adviser is RIMCo, 1301 Second Avenue, 18th Floor, Seattle, Washington 98101. RIMCo pioneered the “multi-style, multi-manager” investment method in mutual funds and, as of December 31, 2014, managed over $43.8 billion in 48 mutual fund portfolios. RIMCo, a wholly-owned subsidiary of Frank Russell Company (“Russell”), was established in 1982 to serve as the investment management arm of Russell. Russell was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell is an indirect subsidiary of London Stock Exchange Group plc (“LSEG”). LSEG is a diversified international market infrastructure and capital markets business.
Effective December 2, 2014, LSEG acquired the entire issued share capital of Russell. In connection with the transaction, LSEG is conducting a comprehensive review of Russell’s investment management business to determine its positioning and fit with LSEG. The Funds are not able at this time to determine the outcome or effect, if any, of this review on Russell’s investment management business or the investment advisory and other services that Russell and its affiliates provide to the Funds.
Russell Investment Funds (“RIF”) has been organized to provide an investment base for one or more variable insurance products (“Policies”) to be issued by one or more insurance companies (each referred to herein as an “Insurance Company”). Additionally, Insurance Companies may invest their own general account assets in the Funds. Each Insurance Company holds the interests of each Policy owner in a separate account (“Separate Account”). Accordingly, the interest of a Policy owner in RIF’s Shares is subject to the terms of the Policy described in the accompanying prospectus for the Policy, which should be reviewed carefully by a person considering the purchase of a Policy. That prospectus describes the relationship between increases or decreases in the net asset value of Shares and any distributions on such Shares, and the benefits provided under the Policy. The rights of an Insurance Company as a shareholder of a Fund should be distinguished from the rights of a Policy owner which are described in the Policies. As long as Shares of the Funds are sold only to the Insurance Companies, the term “shareholder” or “shareholders” in this Prospectus refers to an Insurance Company owning Shares of RIF. The Funds are designed to be used within multi-asset portfolios to gain exposure to a globally diverse mix of asset classes and styles and to combine traditional securities, such as equities and bonds, with non-traditional approaches, such as alternative investments. Russell's multi-asset approach combines diversification, research and selection of unaffiliated money managers and dynamic portfolio management.  Russell uses its core capabilities (capital markets insights, manager research, portfolio construction, portfolio implementation and Indexes) to manage the Funds by combining various money managers and strategies into a single Fund.
Most Funds' assets are invested using a “multi-style, multi-manager diversification” technique. Unlike most investment companies that have a single organization that acts as investment adviser, the Funds divide responsibility for investment advice between RIMCo and a number of money managers unaffiliated with RIMCo. RIMCo utilizes the money manager research and other resources of Russell in providing services to the RIF Funds. Russell’s money manager research services include evaluating and recommending to RIMCo professional investment advisory and management organizations (“money managers”) to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.
RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund’s overall exposures. Subject to the approval of the Funds' Board of Trustees, RIMCo selects, oversees and evaluates the performance results of the Funds' money managers and allocates most Fund assets among multiple money manager investment strategies. A money manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of Fund assets to manage directly and selects the individual portfolio securities for the assets assigned to it, (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIMCo representing its investment recommendations, based upon which RIMCo purchases and sells securities for a Fund or (3) both a discretionary and non-discretionary assignment. RIMCo does not evaluate the investment merits of a money manager’s individual security selections or recommendations. Money managers are unaffiliated with RIMCo. RIMCo manages the portion of each Fund's assets that RIMCo determines not to allocate to the discretionary money managers. Assets not allocated to money managers include assets managed by RIMCo based upon model portfolios provided by non-discretionary money managers, a Fund’s liquidity reserves and assets which may be managed directly by RIMCo to effect a Fund’s investment strategies and/or to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIMCo may also manage portions of a Fund during transitions between money managers.
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The Funds' administrator and transfer agent is Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo. RFSC, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. The Funds' custodian, State Street Bank and Trust Company, maintains custody of the Funds' assets and establishes and monitors subcustodial relationships with banks and certain other financial institutions in the foreign countries in which the Funds invest. RFSC, in its capacity as the Funds’ transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. As described above, each Fund conducts its business through a number of service providers who act on its behalf. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.
RIMCo's employees who manage the RIF Funds, oversee the money managers of the RIF Funds and have primary responsibility for the management of the RIF Funds (the “RIMCo Managers”) are:
•	Keith Brakebill, Senior Portfolio Manager since November 2013. From August 2011 to November 2013, Mr. Brakebill was a Portfolio Manager. From May 2010 to August 2011, Mr. Brakebill was a Senior Research Analyst. Mr. Brakebill joined Russell in September 2007 as a Research Analyst. Mr. Brakebill has primary responsibility for the management of the Core Bond Fund.
•	James Carpenter, Portfolio Manager since December 2013. From 2011 to 2013, Mr. Carpenter was head of Global Equity Research. From 2007 to 2011, Mr. Carpenter was a Senior Research Analyst on Russell’s global equity team. Mr. Carpenter shares primary responsibility for the management of the Non-U.S. Fund with Mr. Hoffman.
•	Jon Eggins, Senior Portfolio Manager since November 2013. From March 2011 to November 2013, Mr. Eggins was a Portfolio Manager. From 2010 to 2011, Mr. Eggins was a Senior Research Analyst. From 2003 to 2010, Mr. Eggins was a Research Analyst. Mr. Eggins has primary responsibility for the management of the Aggressive Equity Fund.
•	Bruce Eidelson, Senior Portfolio Manager since November 2013. From January 2002 to November 2013, Mr. Eidelson was a Portfolio Manager. Mr. Eidelson has primary responsibility for the management of the Global Real Estate Securities Fund.
•	David Hintz, Senior Portfolio Manager since November 2013. From November 2011 to November 2013, Mr. Hintz was a Portfolio Manager. From 2008 to 2011, Mr. Hintz was head of Russell’s U.S. equity research team. Mr. Hintz has primary responsibility for the management of the Multi-Style Equity Fund.
•	Philip Hoffman, Senior Portfolio Manager since November 2013. From June 2004 to November 2013, Mr. Hoffman was a Portfolio Manager. Mr. Hoffman shares primary responsibility for the management of the Non-U.S. Fund with Mr. Carpenter.
Please see the Funds' Statement of Additional Information for additional information about the RIMCo Managers' compensation, other accounts managed by the RIMCo Managers and the RIMCo Managers' ownership of securities in the Funds.
In the last fiscal year, the aggregate annual rate of advisory fees paid to RIMCo as a percentage of average daily net assets was: Multi-Style Equity Fund, [ ]%; Aggressive Equity Fund, [ ]%; Global Real Estate Securities Fund, [ ]%; Non-U.S. Fund, [ ]%; and Core Bond Fund, [ ]%.
Each Fund generally invests its cash in an unregistered cash management fund advised by RIMCo. RIMCo has waived its 0.05% advisory fee for the unregistered fund. RFSC charges a 0.05% administrative fee to the unregistered fund.
Each Fund that lends its portfolio securities invests all or a portion of its collateral received in securities lending transactions in an unregistered cash management fund advised by RIMCo.  The management fee payable to RIMCo on the securities lending collateral invested in the unregistered fund is 0.07%. Out of the management fee, RFSC receives a 0.025% administrative fee and RIMCo pays certain expenses of the unregistered fund.
A discussion regarding the basis for approval by the Board of Trustees (“Board”) of the continuation of the investment advisory contract between RIMCo and the Funds is available in the Funds' annual report to shareholders covering the period ended December 31, 2014.
On October 17, 2013, Fred McClure filed a derivative lawsuit against RIMCo on behalf of ten RIC funds: the Russell Commodity Strategies Fund, Russell Emerging Markets Fund, Russell Global Equity Fund, Russell Global Infrastructure Fund, Russell Global Opportunistic Credit Fund, Russell International Developed Markets Fund, Russell
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Multi-Strategy Alternative Fund, Russell Strategic Bond Fund, Russell U.S. Small Cap Equity Fund and Russell Global Real Estate Securities Fund.  The lawsuit, which was filed in the United States District Court for the District of Massachusetts, seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (“1940 Act”), for the funds' alleged payment of excessive investment management fees to RIMCo.  On December 8, 2014, Fred McClure filed a second derivative lawsuit in the United States District Court for the District of Massachusetts. This second suit involves the same ten RIC funds, and the allegations are similar, although the second suit adds a claim alleging that RFSC charged the funds excessive administrative fees under Section 36(b). The plaintiff seeks recovery of the amount of the allegedly excessive compensation or payments received from these ten RIC funds and earnings that would have accrued to the plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid, for a period commencing one year prior to the filing of the lawsuit through the date of the trial. RIMCo intends to vigorously defend the actions.
THE MONEY MANAGERS
RIMCo allocates most of each Fund’s assets among multiple money manager investment strategies. Money managers are unaffiliated with RIMCo and are listed under “Money Manager Information” at the end of this Prospectus. Assets not allocated to discretionary money managers are managed by RIMCo. RIMCo, as the Funds' adviser, may change the allocation of a Fund's assets at any time.
A money manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of Fund assets to manage directly, (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIMCo representing its investment recommendations, based upon which RIMCo purchases and sells securities for a Fund or (3) both a discretionary and non-discretionary assignment.
Each discretionary money manager has complete discretion to select portfolio securities for its segment of a Fund's assets. Each non-discretionary money manager provides RIMCo with a model portfolio, based upon which RIMCo purchases and sells securities for a Fund. Each money manager must operate within each Fund's investment objectives, restrictions and policies. Additionally, each money manager must operate within more specific parameters developed from time to time by RIMCo. RIMCo develops such parameters for each money manager based on a Fund's investment program, RIMCo’s assessment of the money manager’s expertise and investment style. By assigning more specific parameters to each money manager, RIMCo attempts to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although, under the Funds’ multi-manager structure, RIMCo is responsible for oversight of the services provided by the Funds’ money managers and for providing reports to the Board regarding the money managers’ activities, the Board, the officers, RIMCo and Russell do not evaluate the investment merits of a money manager’s individual security selections.
The Funds received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits RIMCo to engage or terminate a money manager at any time, subject to the approval by the Funds' Board, without a shareholder vote. A Fund is required to notify its shareholders within 90 days after a money manager begins providing services. Each Fund selects money managers based upon the research and recommendations of RIMCo. RIMCo, utilizing the money manager research provided by Russell, evaluates quantitatively and qualitatively the money managers’ investment style and process, performance record and portfolio characteristics in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.
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INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES
Each of the following Funds has a  non-fundamental investment objective as noted below. A non-fundamental investment objective may be changed by the Board of that Fund without shareholder approval. If a Fund’s investment objective is changed, the Prospectus will be supplemented to reflect the new investment objective. To the extent that there is a material change in a Fund’s investment objective, shareholders will be provided with reasonable notice.
The Board may, if it deems appropriate to do so, authorize the liquidation or merger of a Fund without shareholder approval in circumstances where shareholder approval is not otherwise required by the Investment Company Act of 1940.
RIMCo or the money managers may or may not use all of the securities and investment strategies listed below. This Prospectus does not describe all of the various types of securities and investment strategies that may be used by the Funds. The Funds may invest in other types of securities and use other investment strategies that are not described in this Prospectus. Such securities and investment strategies may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment strategies described in this Prospectus and about additional securities and non-principal investment strategies that may be used by the Funds.
Unless otherwise stated, all percentage and credit quality limitations on Fund investments listed in this Prospectus apply at the time of investment. There would be no violation of any of these limitations unless a Fund fails to comply with any such limitation immediately after and as a result of an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.
Multi-Style Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. The Fund invests principally in common stocks of large and medium capitalization U.S. companies.
RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund’s overall exposures including investment style exposures.
The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers unaffiliated with RIMCo who employ distinct investment styles. RIMCo selects, subject to the approval of the Fund’s Board of Trustees, money managers for the Fund, allocates Fund assets among those money managers, oversees them and evaluates their performance results. The Fund’s money managers select the individual portfolio securities for the assets assigned to them. RIMCo allocates most of the Fund's assets to multiple money managers unaffiliated with RIMCo. RIMCo manages the portion of the Fund's assets that RIMCo determines not to allocate to the money managers. Assets not allocated to managers include the Fund’s liquidity reserves and assets which may be managed directly by RIMCo to effect the Fund’s investment strategies and/or, as described below, assets which may be managed directly by RIMCo to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIMCo may also manage portions of the Fund during transitions between money managers.
Based on RIMCo’s analysis of the portfolio, RIMCo may determine that the Fund should, at any given time, have exposure to some or all of the following principal investment styles which are intended to complement one another:
•	Growth Style emphasizes investments in equity securities of companies believed to have above-average earnings growth prospects.
•	Value Style emphasizes investments in equity securities of companies believed to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.
•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.
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When determining how to allocate the Fund’s assets among itself and the money managers, RIMCo considers a variety of factors. These factors include the Fund’s overall exposures, a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. RIMCo also considers the manner in which money managers’ historical and expected investment returns correlate with one another. In addition, RIMCo may adjust allocations based on the Fund’s overall exposures and forecasted portfolio risk.
RIMCo may assign a money manager a specific benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.
Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum, and may also incorporate quantitative investment models in its process.
RIMCo may manage assets directly to actively manage the Fund’s overall exposures (such as volatility, momentum, value, growth, capitalization size, industry or sector) by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. RIMCo monitors the Fund’s risk/return profile by assessing Fund characteristics, including risk, using a variety of measurements, such as tracking error, and may seek to actively manage Fund exposures consistent with the Fund’s investment objectives and strategies. Fund exposures may be managed with the goal to increase or decrease exposures or to offset undesired relative over- or under-weights in order to seek to achieve the desired risk/return profile for the Fund. RIMCo may use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling, or utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures. Based on this, for the portion of the Fund’s assets directly managed by RIMCo, RIMCo may invest in common stocks, pooled investment vehicles, exchange traded notes, REITs, short-term investments and/or derivatives, including futures, forwards, options and/or swaps, in order to seek to achieve the desired risk/return profile for the Fund. Derivatives may be used to take long or short positions. RIMCo may also reallocate assets among money managers, increase cash reserves, determine not to be fully invested (not equitized) or adjust the exposure obtained through the cash equitization process as described below to manage Fund exposures.
The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). RIMCo may increase or decrease the Fund’s cash reserves to seek to achieve the desired risk/return profile for the Fund, or in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs.
The Fund usually, but not always, pursues a strategy of being fully invested by exposing all or a portion of its cash to the performance of certain markets by purchasing equity securities and/or derivatives (also known as “equitization”), which typically include index futures contracts. This is intended to cause the Fund to perform as though its cash were actually invested in those markets. This exposure may or may not match the Fund’s benchmark and RIMCo may choose to use the cash equitization process to manage Fund exposures in order to seek to achieve the desired risk/return profile for the Fund. RIMCo may also choose not to equitize all or a portion of the Fund's cash or use the cash equitization process to reduce market exposure. With respect to cash that is not equitized, RIMCo may sell equity index put options to seek gains from premiums (cash) received from their sale. RIMCo invests any remaining cash in short-term investments, including the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo whose investment objective is to seek to preserve principal and provide liquidity and current income.
The Fund may invest in non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. The Fund typically invests in sponsored ADRs or GDRs but may also invest in unsponsored ADRs or GDRs.
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The Fund may sell securities for a variety of reasons including to realize gains, limit losses, to make funds available for other investment opportunities or to meet redemption requests. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if the security is no longer consistent with the Fund’s investment strategies.
While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index, with large capitalization stocks being the largest 200 companies in the U.S. and medium capitalization stocks the next largest 800 companies in the U.S. On May 31, 2014, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of such large capitalization companies ranged from approximately $545 billion to $20.8 billion and the market capitalization of such medium capitalization companies ranged from approximately $20.8 billion to $2.2 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and the time of the next index reconstitution. The Fund may also invest in companies not included in the Russell 1000® Index.
Equity securities in which the Fund invests include common stock, preferred stock and equity-equivalent securities or instruments whose value is based on common stocks, such as convertible securities, rights, warrants or options to purchase common stock, futures contracts (stock or stock index) and index swaps.
Non-Principal Investment Strategies
The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.
The Fund may invest in preferred stocks, small capitalization stocks, rights, warrants and convertible securities. The Fund may also invest a limited amount in equity securities of non-U.S. companies, including emerging markets equity securities.
The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash (which is invested at its own risk by the Fund), securities issued or guaranteed by the United States government or its agencies or instrumentalities or sovereign debt to secure the obligations of the borrower.
On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash to the performance of appropriate markets.
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Aggressive Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. The Fund invests principally in common stocks of small capitalization U.S. companies, some of which are also considered micro capitalization U.S. companies. The Fund defines small capitalization stocks as stocks of those companies represented by the Russell 2000® Index or within the capitalization range of the Russell 2000® Index.
RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund’s overall exposures including investment style exposures.
The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers unaffiliated with RIMCo who employ distinct investment styles. RIMCo selects, subject to the approval of the Fund’s Board of Trustees, money managers for the Fund, allocates Fund assets among those money managers, oversees them and evaluates their performance results. The Fund’s money managers select the individual portfolio securities for the assets assigned to them. RIMCo allocates most of the Fund's assets to multiple money managers unaffiliated with RIMCo. RIMCo manages the portion of the Fund's assets that RIMCo determines not to allocate to the money managers. Assets not allocated to managers include the Fund’s liquidity reserves and assets which may be managed directly by RIMCo to effect the Fund’s investment strategies and/or, as described below, assets which may be managed directly by RIMCo to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIMCo may also manage portions of the Fund during transitions between money managers.
Based on RIMCo’s analysis of the portfolio, RIMCo may determine that the Fund should, at any given time, have exposure to some or all of the following principal investment styles which are intended to complement one another:
•	Growth Style emphasizes investments in equity securities of companies believed to have above-average earnings growth prospects.
•	Value Style emphasizes investments in equity securities of companies believed to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.
•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.
When determining how to allocate the Fund’s assets among itself and the money managers, RIMCo considers a variety of factors. These factors include the Fund’s overall exposures, a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility statistics. RIMCo also considers the manner in which money managers’ historical and expected investment returns correlate with one another. In addition, RIMCo may adjust allocations based on the Fund’s overall exposures and forecasted portfolio risk.
RIMCo may assign a money manager a specific benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.
Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a
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fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum, and may also incorporate quantitative investment models in its process.
RIMCo may manage assets directly to actively manage the Fund’s overall exposures (such as volatility, momentum, value, growth, capitalization size, industry or sector) by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. RIMCo monitors the Fund’s risk/return profile by assessing Fund characteristics, including risk, using a variety of measurements, such as tracking error, and may seek to actively manage Fund exposures consistent with the Fund’s investment objectives and strategies. Fund exposures may be managed with the goal to increase or decrease exposures or to offset undesired relative over- or under-weights in order to seek to achieve the desired risk/return profile for the Fund. RIMCo may use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling, or utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures. Based on this, for the portion of the Fund’s assets directly managed by RIMCo, RIMCo may invest in common stocks, pooled investment vehicles, exchange traded notes, REITs, short-term investments and/or derivatives, including futures, forwards, options and/or swaps, in order to seek to achieve the desired risk/return profile for the Fund. Derivatives may be used to take long or short positions. RIMCo may also reallocate assets among money managers, increase cash reserves, determine not to be fully invested (not equitized) or adjust the exposure obtained through the cash equitization process as described below to manage Fund exposures.
The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). RIMCo may increase or decrease the Fund’s cash reserves to seek to achieve the desired risk/return profile for the Fund, or in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs.
The Fund usually, but not always, pursues a strategy of being fully invested by exposing all or a portion of its cash to the performance of certain markets by purchasing equity securities and/or derivatives (also known as “equitization”), which typically include index futures contracts. This is intended to cause the Fund to perform as though its cash were actually invested in those markets. This exposure may or may not match the Fund’s benchmark and RIMCo may choose to use the cash equitization process to manage Fund exposures in order to seek to achieve the desired risk/return profile for the Fund. RIMCo may also choose not to equitize all or a portion of the Fund's cash or use the cash equitization process to reduce market exposure. With respect to cash that is not equitized, RIMCo may sell equity index put options to seek gains from premiums (cash) received from their sale. RIMCo invests any remaining cash in short-term investments, including the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo whose investment objective is to seek to preserve principal and provide liquidity and current income.
The Fund may invest in non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. The Fund typically invests in sponsored ADRs or GDRs but may also invest in unsponsored ADRs or GDRs.
The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.
While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index, with large capitalization stocks being the largest 200 companies in the U.S. and medium capitalization stocks the next largest 800 companies in the U.S. and small capitalization stocks as stocks of the next 2,000 largest companies in the U.S. (which are approximately represented by the Russell 2000® Index), the smallest 1,000 of which are also considered micro capitalization stocks. On May 31, 2014, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of such small companies ranged from approximately $4 billion to $169 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between an index reconstitution and the time of the next index reconstitution. The Fund’s investments may include companies that have been publicly traded for less than five years.
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Equity securities in which the Fund invests include common stock, preferred stock and equity-equivalent securities or instruments whose value is based on common stocks, such as convertible securities, rights, warrants or options to purchase common stock, futures contracts (stock or stock index) and index swaps.
The Fund may sell securities for a variety of reasons including to realize gains, limit losses, to make funds available for other investment opportunities or to meet redemption requests. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if the security is no longer consistent with the Fund’s investment strategies.
Non-Principal Investment Strategies
The Fund may invest in medium capitalization stocks, preferred stocks, rights, warrants and convertible securities. The Fund may also invest a limited amount in equity securities of non-U.S. companies, including emerging markets equity securities.
A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued them).
The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash (which is invested at its own risk by the Fund), securities issued or guaranteed by the United States government or its agencies or instrumentalities or sovereign debt to secure the obligations of the borrower.
On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash to the performance of appropriate markets.
Global Real Estate Securities Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide current income and long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in real estate securities. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. The Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies (“real estate securities”) economically tied to a number of countries around the world, including the U.S., in a globally diversified manner. The Fund considers a company to be a real estate company if at least 50% of its assets, gross income or net profits are attributable to the ownership, construction, development, financing, management or sale of residential, commercial or industrial real estate.
The Fund invests principally in common stocks and other equity securities issued by U.S. and non-U.S. real estate companies, including real estate investment trusts (“REITs”) and similar REIT-like entities. REITs are companies that own interests in real estate or in real estate-related loans or other interests, and their revenue principally consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties or from interest payments on real estate-related loans. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all its taxable income to such shareholders. REIT-like entities organized outside of the U.S. have operations and receive tax treatment similar to that of U.S. REITs. By investing in REITs and REIT–like entities indirectly through the Fund, a shareholder will bear expenses of the REITs and REIT-like entities in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund may invest in large, medium or small capitalization companies. Stocks are not selected based on the capitalization size of a company but rather on the relative attractiveness of the individual opportunity.
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RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund’s overall exposures.
The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers unaffiliated with RIMCo whose approaches are intended to complement one another. RIMCo selects, subject to the approval of the Fund’s Board of Trustees, money managers for the Fund, allocates Fund assets among those money managers, oversees them and evaluates their performance results. The Fund’s money managers select the individual portfolio securities for the assets assigned to them. RIMCo allocates most of the Fund's assets to multiple money managers unaffiliated with RIMCo. RIMCo manages the portion of the Fund's assets that RIMCo determines not to allocate to the money managers. Assets not allocated to managers include the Fund’s liquidity reserves and assets which may be managed directly by RIMCo to effect the Fund’s investment strategies and/or, as described below, assets which may be managed directly by RIMCo to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIMCo may also manage portions of the Fund during transitions between money managers.
When determining how to allocate the Fund’s assets among itself and the money managers, RIMCo considers a variety of factors. These factors include the Fund’s overall exposures, a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, property type and geographic weightings and earnings and price volatility statistics. RIMCo also considers the manner in which money managers’ historical and expected investment returns correlate with one another. In addition, RIMCo may adjust allocations based on the Fund’s overall exposures and forecasted portfolio risk.
A portion of the Fund’s securities are denominated principally in foreign currencies and typically are held outside the U.S. While the Fund spreads its investments across the globe, the Fund selects securities of companies believed to have favorable growth prospects and/or attractive valuations based on current and expected earnings or cash flow, not based on the country in which a company is located.
The Fund invests in companies economically tied to a number of countries around the world, including the U.S., in a globally diversified manner. Under normal market conditions, the Fund will invest at least 40%, and may invest up to 100%, of its assets in securities of issuers economically tied to non-U.S. countries. The Fund may also invest in equity securities of companies that are economically tied to emerging market countries.
RIMCo may assign a money manager a specific benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.
RIMCo may manage assets directly to actively manage the Fund’s overall exposures (such as volatility, momentum, value, growth, capitalization size, industry, sector, country or region) by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. RIMCo monitors the Fund’s risk/return profile by assessing Fund characteristics, including risk, using a variety of measurements, such as tracking error, and may seek to actively manage Fund exposures consistent with the Fund’s investment objectives and strategies. Fund exposures may be managed with the goal to increase or decrease exposures or to offset undesired relative over- or under-weights in order to seek to achieve the desired risk/return profile for the Fund. RIMCo may use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling, or utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures. Based on this, for the portion of the Fund’s assets directly managed by RIMCo, RIMCo may invest in common stocks, pooled investment vehicles, exchange traded notes, REITs, short-term investments and/or derivatives, including futures, forwards, options and/or swaps, in order to seek to achieve the desired risk/return profile for the Fund. Derivatives may be used to take long or short positions. RIMCo may also reallocate assets among money managers, increase cash reserves, determine not to be fully invested (not equitized) or adjust the exposure obtained through the cash equitization process as described below to manage Fund exposures.
The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). RIMCo may increase or decrease the Fund’s cash reserves to seek to achieve the desired risk/return profile for the Fund, or in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs.
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The Fund usually, but not always, pursues a strategy of being fully invested by exposing all or a portion of its cash to the performance of certain real estate securities markets or, where there is no appropriate instrument that represents exposure to the various components of the Fund's benchmark, broad global equity markets by purchasing equity securities and/or derivatives (also known as “equitization”), which typically include index futures contracts and swaps. This is intended to cause the Fund to perform as though its cash were actually invested in these markets. Due to the lack of availability of appropriate instruments for certain markets, this exposure will result in returns that are different than that of the Fund's benchmark for the cash portion of the portfolio. RIMCo may choose to use the cash equitization process to manage Fund exposures in order to seek to achieve the desired risk/return profile for the Fund. RIMCo may also choose not to equitize all or a portion of the Fund’s cash or use the cash equitization process to reduce market exposure. RIMCo invests any remaining cash in short-term investments, including the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo whose investment objective is to seek to preserve principal and provide liquidity and current income.
With respect to non-U.S. real estate securities, the Fund may enter into spot and forward currency contracts to facilitate settlement of securities transactions.
The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.
The Fund may sell securities for a variety of reasons including to realize gains, limit losses, to make funds available for other investment opportunities or to meet redemption requests. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if the security is no longer consistent with the Fund’s investment strategies.
In determining if a security is economically tied to a non-U.S. country, the Fund generally looks to the country of incorporation of the issuer as listed on Bloomberg, a widely recognized provider of market information. However, the Fund’s portfolio manager may determine a security is economically tied to a non-U.S. country based on other factors, such as an issuer’s country of domicile, where more than 50% of an issuer’s revenues are generated or where an issuer’s primary exchange is located. As a result, a security may be economically tied to more than one country. With respect to derivative instruments, the Fund generally considers such instruments to be economically tied to non-U.S. countries if the underlying assets of the derivatives are (i) foreign currencies (or baskets or indexes of such currencies); (ii) instruments or securities that are issued by foreign governments or by an issuer economically tied to a non-U.S. country as described above; or (iii) for certain money market instruments, if either the issuer or the guarantor of such money market instrument is classified as an issuer economically tied to a non-U.S. country as described above.
Non-Principal Investment Strategies
The Fund may purchase depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidences ownership of either foreign or domestic securities. The Fund typically invests in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs.
The Fund may invest in preferred stocks, rights, warrants and convertible securities.
A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued them).
The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash (which is invested at its own risk by the Fund), securities issued or guaranteed by the United States government or its agencies or instrumentalities or sovereign debt to secure the obligations of the borrower.
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On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash to the performance of appropriate markets.
Non-U.S. Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in non-U.S. securities. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. The Fund invests principally in equity securities, including common stocks and preferred stocks, issued by companies economically tied to or located in developed markets countries, other than the U.S., and in depositary receipts. The Fund’s securities are denominated principally in foreign currencies and may be held outside the U.S. The Fund’s investments span most of the developed nations of the world to maintain a high degree of diversification among countries and currencies. The Fund may invest in equity securities of companies that are economically tied to emerging market countries.
The Fund invests principally in large and medium capitalization companies, but may also invest in small capitalization companies. However, stocks are not selected based on the capitalization size of a company but rather on the relative attractiveness of the investment opportunity.
RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund’s overall exposures including investment style exposures.
The Fund employs a “multi-style, multi-manager” approach whereby portions of the Fund are allocated to different money managers unaffiliated with RIMCo who employ distinct investment styles. RIMCo selects, subject to the approval of the Fund’s Board of Trustees, money managers for the Fund, allocates Fund assets among those money managers, oversees them and evaluates their performance results. The Fund’s money managers select the individual portfolio securities for the assets assigned to them. RIMCo allocates most of the Fund's assets to multiple money managers unaffiliated with RIMCo. RIMCo manages the portion of the Fund's assets that RIMCo determines not to allocate to the money managers. Assets not allocated to managers include the Fund’s liquidity reserves and assets which may be managed directly by RIMCo to effect the Fund’s investment strategies and/or, as described below, assets which may be managed directly by RIMCo to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIMCo may also manage portions of the Fund during transitions between money managers.
Based on RIMCo’s analysis of the portfolio, RIMCo may determine that the Fund should, at any given time, have exposure to some or all of the following principal investment styles which are intended to complement one another:
•	Growth Style emphasizes investments in equity securities of companies believed to have above-average earnings growth prospects.
•	Value Style emphasizes investments in equity securities of companies believed to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, cash flow or other measures.
•	Market-Oriented Style emphasizes investments in companies from the broad equity market rather than focusing on the growth or value segments of the market.
When determining how to allocate the Fund’s assets among itself and the money managers, RIMCo considers a variety of factors. These factors include the Fund’s overall exposures, a money manager’s investment style, investment approach, investment substyle and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings and earnings and price volatility
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statistics. RIMCo also considers the manner in which money managers’ historical and expected investment returns correlate with one another. In addition, RIMCo may adjust allocations based on the Fund’s overall exposures and forecasted portfolio risk.
RIMCo may assign a money manager a specific benchmark other than the Fund’s index. However, the Fund’s primary index remains the benchmark for the Fund and is intended to be representative of the aggregate of the money managers’ benchmark indices.
Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. A quantitative money manager selects stocks using a variety of quantitative investment models (mathematical formulas based on statistical analyses) and mathematical techniques to rank the relative attractiveness of securities versus their benchmarks and uses quantitative techniques to construct its portfolio. A money manager using a fundamental investment approach selects stocks based upon its research and analysis of a variety of factors, including, but not limited to, future earnings potential, security valuations, financial quality and business momentum, and may also incorporate quantitative investment models in its process.
RIMCo may manage assets directly to actively manage the Fund’s overall exposures (such as volatility, momentum, value, growth, capitalization size, industry, sector, country or region) by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. RIMCo monitors the Fund’s risk/return profile by assessing Fund characteristics, including risk, using a variety of measurements, such as tracking error, and may seek to actively manage Fund exposures consistent with the Fund’s investment objectives and strategies. Fund exposures may be managed with the goal to increase or decrease exposures or to offset undesired relative over- or under-weights in order to seek to achieve the desired risk/return profile for the Fund. RIMCo may use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling, or utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures. Based on this, for the portion of the Fund’s assets directly managed by RIMCo, RIMCo may invest in common stocks, pooled investment vehicles, exchange traded notes, REITs, short-term investments and/or derivatives, including futures, forwards, options and/or swaps, in order to seek to achieve the desired risk/return profile for the Fund. Derivatives may be used to take long or short positions. RIMCo may also reallocate assets among money managers, increase cash reserves, determine not to be fully invested (not equitized) or adjust the exposure obtained through the cash equitization process as described below to manage Fund exposures.
The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). RIMCo may increase or decrease the Fund’s cash reserves to seek to achieve the desired risk/return profile for the Fund, or in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs.
The Fund usually, but not always, pursues a strategy of being fully invested by exposing all or a portion of its cash to the performance of certain markets by purchasing equity securities and/or derivatives (also known as “equitization”), which typically include index futures contracts and forward currency contracts. This is intended to cause the Fund to perform as though its cash were actually invested in those markets. This exposure may or may not match the Fund’s benchmark and RIMCo may choose to use the cash equitization process to manage Fund exposures in order to seek to achieve the desired risk/return profile for the Fund. RIMCo may also choose not to equitize all or a portion of the Fund's cash or use the cash equitization process to reduce market exposure. RIMCo invests any remaining cash in short-term investments, including the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo whose investment objective is to seek to preserve principal and provide liquidity and current income.
The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy.
The Fund will enter into spot and forward currency contracts to facilitate settlement of securities transactions and may enter into these contracts in order to “lock in” the U.S. dollar price of a security that it plans to buy or sell. The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts. The Fund may also purchase or sell foreign currencies, mainly through the use of forward currency contracts, for speculative purposes based on judgments regarding the direction of the market for a particular foreign currency or currencies.
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The Fund may purchase depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe typically by foreign banks and trust companies and evidences ownership of either foreign or domestic securities. The Fund typically invests in sponsored ADRs, GDRs and EDRs but may also invest in unsponsored ADRs, GDRs and EDRs.
The Fund may sell securities for a variety of reasons including to realize gains, limit losses, to make funds available for other investment opportunities or to meet redemption requests. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if the security is no longer consistent with the Fund’s investment strategies.
The distinction between developed markets and emerging markets is generally determined by measures of economic wealth and investment market criteria. Providers of global market indices generally use economic criteria and classifications and market criteria from the World Bank in determining a market’s economic development status. However, there are subtle differences in which of these criteria or classifications may be used by a provider and how such criteria or classifications are applied. As such, some markets may be classified as developed by some and emerging by others and, at times, some markets may be classified as both developed and emerging. Additionally, the categorization of a market may change over time.
The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country.
As of May 31, 2014, the market capitalization of companies in the Fund’s benchmark, the Russell Developed ex-U.S. Large Cap Index, an index which includes large and medium capitalization companies, ranged from approximately $254.5 billion to $1.92 billion. The Fund may invest in companies and countries not included within the Russell Developed ex-U.S. Large Cap Index.
In determining if a security is economically tied to or located in a non-U.S. country, the Fund generally looks to the country of incorporation of the issuer as listed on Bloomberg, a widely recognized provider of market information. However, the Fund’s portfolio manager may determine a security is economically tied to a developed market country based on other factors, such as an issuer’s country of domicile, where more than 50% of an issuer’s revenues are generated or where an issuer’s primary exchange is located. As a result, a security may be economically tied to more than one country. With respect to derivative instruments, the Fund generally considers such instruments to be economically tied to developed market countries if the underlying assets of the derivatives are (i) foreign currencies (or baskets or indexes of such currencies); (ii) instruments or securities that are issued by foreign governments or by an issuer economically tied to a developed market country as described above; or (iii) for certain money market instruments, if either the issuer or the guarantor of such money market instrument is an issuer economically tied to a developed market country as described above.
Non-Principal Investment Strategies
A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued them).
Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, the Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants, or may invest in equity linked notes.
The Fund may invest in equity securities of U.S. companies, rights, warrants and convertible securities. The Fund may also invest in pooled investment vehicles, such as other investment companies and exchange traded funds.
The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.
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The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash (which is invested at its own risk by the Fund), securities issued or guaranteed by the United States government or its agencies or instrumentalities or sovereign debt to secure the obligations of the borrower.
On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash to the performance of appropriate markets.
Core Bond Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide current income, and as a secondary objective, capital appreciation.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in bonds. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets. Bonds are fixed income securities representing debt obligations that typically require the issuer to repay the bondholders the principal amount borrowed and generally to pay interest. The Fund considers bonds to include fixed income equivalent instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund’s overall exposures.
The Fund employs multiple money managers unaffiliated with RIMCo. RIMCo selects, subject to the approval of the Fund’s Board of Trustees, money managers for the Fund, allocates Fund assets among those money managers, oversees them and evaluates their performance results. RIMCo may hire money managers to pursue a particular investment focus, such as specialization in certain sectors or strategies, or may hire money managers to invest across multiple sectors or strategies. The Fund’s money managers select the individual portfolio securities for the assets assigned to them. RIMCo allocates most of the Fund's assets to multiple money managers not affiliated with RIMCo. RIMCo manages the portion of the Fund's assets that RIMCo determines not to allocate to the money managers. Assets not allocated to managers include the Fund’s liquidity reserves and assets which may be managed directly by RIMCo to effect the Fund’s investment strategies and/or, as described below, to actively manage the Fund’s overall exposures to seek to achieve the desired risk/return profile for the Fund. RIMCo may also manage portions of the Fund during transitions between money managers.
When determining how to allocate the Fund’s assets among itself and the money managers, RIMCo considers a variety of factors. These factors include the Fund’s overall exposures, a money manager’s investment expertise, investment approach, and expected return potential of a money manager relative to its assigned benchmark, as well as the characteristics of the money manager’s typical investment portfolio. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. RIMCo also considers the manner in which money managers’ historical and expected investment returns correlate with one another. In addition, RIMCo may adjust allocations based on the Fund’s overall exposures and forecasted portfolio risk.
The Fund invests in securities of issuers in a variety of sectors of the fixed income market. For example, the Fund may identify sectors of the fixed income market believed to be undervalued and focus its investments in those sectors. These sectors will differ over time. The Fund may attempt to anticipate shifts in interest rates and hold securities it expects to perform well in relation to market indexes as a result of such shifts. The Fund typically holds proportionately fewer U.S. Treasury obligations than are represented in the Barclays U.S. Aggregate Bond Index.
The Fund invests in mortgage related securities including mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, mortgage pass-through securities, to be announced (“TBA”) securities, interest only mortgage-backed securities, principal only mortgage-backed securities and mortgage dollar rolls,
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that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. A dollar roll is the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. By investing in mortgage related securities, the Fund has exposure to non-agency mortgage backed securities, which may include Alternative A (“Alt-A”) paper, subprime and/or non-conforming mortgages. The Fund also invests in asset-backed securities, which may include, among others, credit card, automobile loan and/or home equity line of credit receivables, and collateralized loan obligations.
The Fund invests in U.S. and non-U.S. corporate debt securities, Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), fixed income securities issued or guaranteed by the U.S. government (including Treasury Inflation Protected Securities and zero coupon securities) or by non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future.
The Fund may invest in debt securities that are rated below investment grade, including those in default, (commonly referred to as “high-yield” or “junk bonds”) as determined by one or more nationally recognized securities rating organizations or in unrated securities judged to be of comparable quality. Junk bonds, and to a lesser extent other types of bonds, may be purchased at a discount and thereby provide opportunities for capital appreciation.
The Fund may purchase and sell currency futures and options on currency futures, forward currency contracts, currency swaps and currency spot and options contracts for speculative purposes based on judgments regarding the direction of the market for a particular foreign currency or currencies. The Fund’s currency investments may seek returns through the identification of global macroeconomic and investment themes that impact financial markets, including themes specific to the currency market (e.g., exchange rate valuation), themes from other markets (such as equity, interest rate or commodity markets), or themes that relate to domestic or global economic events or external shocks (such as political events or natural disasters), or through the identification of currency market factors that are expected to result in positive returns over time. The Fund will enter into spot and forward currency contracts to facilitate settlement of securities transactions and may enter into these contracts in order to “lock in” the U.S. dollar price of a security that it plans to buy or sell. The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts.
The Fund invests in certain types of derivative instruments. The Fund’s investments in derivative transactions may be intended to take short exposures. The Fund may purchase and sell futures contracts, including interest rate and Treasury futures, and enter into options, when-issued transactions (also called forward commitments), swap agreements (including interest rate and index swaps) or swaptions (1) as a substitute for holding securities directly, (2) for hedging purposes, (3) to take a net short position with respect to certain issuers, sectors or markets, (4) to facilitate the implementation of its investment strategy, or (5) to adjust the interest rate sensitivity and duration of the Fund’s portfolio. The Fund may buy or sell credit default swaps or other credit derivatives as an alternative to buying or selling the debt securities themselves or otherwise to increase the Fund’s total return. Credit default swaps resemble insurance contracts in that the seller of the swap provides the buyer with protection against specific risks of the issuer, such as defaults and bankruptcies, in exchange for a premium from the buyer. The Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and the principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities.
The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio.
The duration of the Fund’s portfolio typically ranges within 20% of the duration of the Barclays U.S. Aggregate Bond Index, which was 5.55 years as of December 31, 2014, but may vary up to 35% from the Index’s duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price’s sensitivity to a change in interest rates. Interest rates are currently at historical lows and are likely to increase at some time in the future. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations. Variable and floating rate securities are generally less sensitive to interest rate changes.
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A portion of the Fund’s net assets may be “illiquid” securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions, possibly making them difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued them).
The Fund’s investments may include variable and floating rate securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates.
The Fund purchases loans and other direct indebtedness entitling the Fund to payments of interest, principal and/or other amounts due under the structure of the loan or other indebtedness. This may include investments in floating rate “bank loans” or “leveraged loans,” which are generally loans issued to below investment grade companies that carry floating coupon payments.  Such investments are generally rated below investment grade and are expected to exhibit credit risks similar to “high yield” or “junk” bonds.  Such investments may also be unrated, in which case the Fund relies primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources. The Fund may invest in senior secured floating rate loans or debt and second lien or other subordinated or unsecured floating rate loans or debt.  Senior secured loans or debt are secured by specific collateral of the borrower and are senior to most other securities of the borrower in the event the borrower goes bankrupt. Second lien and subordinated loans or debt rank after senior obligations of the borrower in the event of bankruptcy and typically have a lower credit rating and therefore higher yield than senior secured loans.  Unsecured loans or debt are not secured by specific collateral of the borrower in the event of bankruptcy.  Bank loans are often issued in connection with acquisitions, leveraged buyouts, bankruptcy proceedings or financial restructurings and borrowers may have defaulted in the payment of interest or principal or in the performance of certain covenants or agreements and/or have uncertain financial conditions.
The Fund invests in non-U.S. debt securities, including developed and emerging market debt securities, some of which may be non-U.S. dollar denominated.
Some of the securities in which the Fund invests may be supported by credit and liquidity enhancements from third parties. These enhancements may include letters of credit from foreign or domestic banks.
The Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day).
The Fund may invest in commercial paper, including asset-backed commercial paper.
RIMCo may manage assets directly to actively manage the Fund’s overall exposures (such as sector, industry, currency, credit or mortgage exposure or country risk, yield curve positioning or interest rates) by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. RIMCo monitors the Fund’s risk/return profile by assessing Fund characteristics, including risk, using a variety of measurements, such as duration, and may seek to actively manage Fund exposures consistent with the Fund’s investment objectives and strategies. Fund exposures may be managed with the goal to increase or decrease exposures or to offset undesired relative over- or under-weights in order to seek to achieve the desired risk/return profile for the Fund. RIMCo may use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling, or utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures. Based on this, for the portion of the Fund’s assets directly managed by RIMCo, RIMCo may invest in fixed income securities, derivatives (including swaps, forwards and futures), pooled investment vehicles and/or currencies to seek to achieve the desired risk/return profile for the Fund. Derivatives may be used to take long or short positions. RIMCo may also seek to hedge currency exposure from a money manager’s investment in fixed income securities denominated in local currency by investing in foreign exchange currency forwards, futures and/or options. RIMCo may also reallocate assets among money managers, increase cash reserves, determine not to be fully invested (not equitized) or adjust the exposure obtained through the cash equitization process as described below to manage Fund exposures.
The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). RIMCo may increase or decrease the Fund’s cash reserves to seek to achieve the desired risk/return profile for the Fund, or in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs. The Fund may hold additional cash in connection with its investment strategy.
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The Fund usually, but not always, pursues a strategy of being fully invested by exposing all or a portion of its cash to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives (also known as “equitization”), which typically include exchange traded fixed income futures contracts, TBAs and swaps. This exposure may or may not match the Fund’s benchmark and RIMCo may choose to use the cash equitization process to manage Fund exposures in order to seek to achieve the desired risk/return profile for the Fund. RIMCo may also choose not to equitize all or a portion of the Fund’s cash or also use the cash equitization process to reduce market exposure. RIMCo invests any remaining cash in (1) short-term investments, including the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo whose investment objective is to seek to preserve principal and provide liquidity and current income, and (2) fixed income securities with an average portfolio duration of one year and individual effective maturities of up to five years, which may include U.S. and non-U.S. corporate debt securities, asset-backed securities (which may include, among others, credit card and automobile loan receivables) and money market securities similar to those invested in by the Russell U.S. Cash Management Fund.
The Fund may sell securities for a variety of reasons including to realize gains, limit losses, to make funds available for other investment opportunities or to meet redemption requests. The Fund may also sell a security if there is a significant change to the security’s risk/return profile or if the security is no longer consistent with the Fund’s investment strategies.
Non-Principal Investment Strategies
The Fund may invest in pooled investment vehicles, including other investment companies and exchange traded funds. The Fund may invest in municipal debt obligations.
The Fund may invest in non-U.S. debt securities and bonds issued through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring, also known as Brady Bonds.
The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including time deposits, bankers' acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulations.
The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash (which is invested at its own risk by the Fund), securities issued or guaranteed by the United States government or its agencies or instrumentalities or sovereign debt to secure the obligations of the borrower.
On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash to the performance of appropriate markets.
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RISKS
An investment in the Funds, like any investment, has risks. The value of a Fund fluctuates and you could lose money. The following table lists the Funds and the types of principal and non-principal risks the Funds are subject to. Please refer to the discussion following the chart and the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.
Fund	Principal Risks	Non-Principal Risks
Multi-Style Equity Fund	• Multi-Manager Approach
• Active Management Risk
• Security Selection
• Management of Fund Exposures
• Index-Based Investing
• Quantitative Investing
• Fundamental Investing
• Equity Securities Risk
• Common Stocks
• Value Stocks
• Growth Stocks
• Market-Oriented Investments
• Securities of Medium Capitalization Companies
• Derivatives (Futures Contracts, Options, Forwards and Swaps)
• Depositary Receipts
• Large Redemptions
• Global Financial Markets Risk
• Cash Management	• Securities of Small Capitalization Companies
• Preferred Stocks
• Rights, Warrants and Convertible Securities
• Non-U.S. Securities
• Non-U.S. Equity Securities
• Emerging Markets Securities
• Currency Risk
• Counterparty Risk
• Securities of Other Investment Companies
• Real Estate Investment Trusts (“REITs”)
• Securities Lending
• Operational Risk
Aggressive Equity Fund	• Multi-Manager Approach
• Active Management Risk
• Security Selection
• Management of Fund Exposures
• Index-Based Investing
• Quantitative Investing
• Fundamental Investing
• Equity Securities Risk
• Common Stocks
• Value Stocks
• Growth Stocks
• Market-Oriented Investments
• Securities of Small Capitalization Companies
• Securities of Micro Capitalization Companies and Companies with Capitalization Smaller than the Russell 2000® Index
• Derivatives (Futures Contracts, Options, Forwards and Swaps)
• Real Estate Investment Trusts (“REITs”)
• Depositary Receipts
• Liquidity Risk
• Large Redemptions
• Global Financial Markets Risk
• Cash Management	• Securities of Medium Capitalization Companies
• Preferred Stocks
• Rights, Warrants and Convertible Securities
• Non-U.S. Securities
• Non-U.S. Equity Securities
• Emerging Markets Securities
• Currency Risk
• Counterparty Risk
• Securities of Other Investment Companies
• Illiquid Securities
• Securities Lending
• Operational Risk
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Fund	Principal Risks	Non-Principal Risks
Global Real Estate Securities Fund	• Multi-Manager Approach
• Active Management Risk
• Security Selection
• Management of Fund Exposures
• Index-Based Investing
• Equity Securities Risk
• Common Stocks
• Securities of Medium Capitalization Companies
• Securities of Small Capitalization Companies
• Non-U.S. Securities
• Non-U.S. Equity Securities
• Emerging Markets Securities
• Currency Risk
• Derivatives (Futures Contracts, Options, Forwards and Swaps)
• Currency Trading Risk
• Counterparty Risk
• Real Estate Securities
• Real Estate Investment Trusts (“REITs”)
• Liquidity Risk
• Large Redemptions
• Global Financial Markets Risk
• Industry Concentration Risk
	• Cash Management	• Preferred Stocks • Rights, Warrants and Convertible Securities • Securities of Other Investment Companies • Depositary Receipts • Illiquid Securities • Securities Lending • Operational Risk
Non-U.S. Fund	• Multi-Manager Approach
• Active Management Risk
• Security Selection
• Management of Fund Exposures
• Index-Based Investing
• Quantitative Investing
• Fundamental Investing
• Equity Securities Risk
• Common Stocks
• Value Stocks
• Growth Stocks
• Market-Oriented Investments
• Securities of Medium Capitalization Companies
• Securities of Small Capitalization Companies
• Preferred Stocks
• Non-U.S. Securities
• Non-U.S. Equity Securities
• Emerging Markets Securities
• Currency Risk
• Derivatives (Futures Contracts, Options, Forwards and Swaps)
• Currency Trading Risk
• Counterparty Risk
• Depositary Receipts
• Liquidity Risk
• Large Redemptions
• Global Financial Markets Risk
• Cash Management	• Rights, Warrants and Convertible Securities
• Synthetic Foreign Equity/Fixed Income Securities
• Equity Linked Notes
• Securities of Other Investment Companies
• Real Estate Investment Trusts (“REITs”)
• Illiquid Securities
• Securities Lending
• Operational Risk
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Fund	Principal Risks	Non-Principal Risks
Core Bond Fund	• Multi-Manager Approach
• Active Management Risk
• Security Selection
• Management of Fund Exposures
• Index-Based Investing
• Fixed Income Securities Risk
• Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”)
• U.S. and Non-U.S. Corporate Debt Securities Risk
• Government Issued or Guaranteed Securities, U.S. Government Securities
• Money Market Securities (Including Commercial Paper)
• Asset-Backed Commercial Paper
• Variable and Floating Rate Securities
• Mortgage-Backed Securities
• Agency Mortgage-Backed Securities
• Privately-Issued Mortgage-Backed Securities
• Reverse Mortgages
• Asset-Backed Securities
• Credit and Liquidity Enhancements
• Repurchase Agreements
• Dollar Rolls
• Loans and Other Direct Indebtedness
• Non-U.S. Securities
• Non-U.S. Fixed Income Securities
• Emerging Markets Debt
• Yankee Bonds and Yankee CDs
• Currency Risk
• Derivatives (Futures Contracts, Options, Forwards and Swaps)
• Credit Default Swaps
• Currency Trading Risk
• Counterparty Risk
• Illiquid Securities
• Liquidity Risk
• Large Redemptions
• Global Financial Markets Risk
	• Cash Management	• Bank Obligations • Municipal Obligations • Brady Bonds • Securities of Other Investment Companies • Securities Lending • Operational Risk
In order to determine which risks are principal or non-principal risks for a Fund, please refer to the table above.
Multi-Manager Approach
While the investment styles employed by a Fund's money managers are intended to be complementary, they may not in fact be complementary. The interplay of the various strategies employed by a Fund's multiple money managers may result in a Fund holding a significant amount of certain types of securities. This may be beneficial or detrimental to a Fund's performance depending upon the performance of those securities and the overall economic environment. The money managers selected for a Fund may underperform the market generally or other money managers that could have been selected for that Fund. The multi-manager approach could increase a Fund's portfolio turnover rates which may result in higher levels of realized capital gains or losses with respect to a Fund's portfolio securities, higher brokerage commissions and other transaction costs. The success of each Fund’s investment strategy depends on, among other things, both RIMCo’s skill in selecting money managers and allocating assets to those money managers and on a money manager’s skill in executing the relevant investment strategy and selecting investments for the Fund.
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Active Management Risk
Actively managed investment portfolios are subject to active management risk. Despite strategies designed to achieve a Fund's investment objective, the values of investments will change with market conditions, and so will the value of any investment in a Fund and you could lose money. Investments in a Fund could be lost or a Fund could underperform other investments.
•	Security Selection
The securities or instruments chosen by RIMCo or a money manager to be in a Fund's portfolio may not perform as RIMCo or the Fund’s money managers expect. Security or instrument selection risk may cause a Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.
•	Management of Fund Exposures
There is no guarantee that RIMCo will effectively assess a Fund's overall exposures and it is possible that its judgments regarding a Fund's risk/return profile may prove incorrect. In addition, actions taken to manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform other funds with similar investment objectives and investment strategies in the short- and/or long-term. To seek to actively manage certain Funds’ overall exposures, RIMCo may use index-based strategies, including index replication and optimized index sampling. For more information about these strategies, see the Index-Based Investing risk in this Prospectus. RIMCo may also use quantitative models in the management of a Fund's exposures. Quantitative models are generally backward-looking or use historical data to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to a Fund's overall exposures. The models may also be flawed and may cause the Fund to underperform other funds with similar objectives and strategies.
Index-Based Investing
The Funds may use index-based strategies, including index replication and optimized index sampling, for certain purposes, including actively managing a Fund's overall exposures. Index replication strategies seek to purchase the securities in an index or a blend of indexes (the “reference index”) in order to track the reference index’s performance. Optimized index sampling strategies do not attempt to purchase every security in the reference index, but instead purchase a sampling of securities using optimization and risk models. This process involves the analysis of tradeoffs between various factors as well as turnover and transaction costs in order to estimate optimal portfolio holdings based upon the reference index in order to achieve desired Fund exposures. Unlike index replication strategies, optimized index sampling strategies do not seek to fully replicate the reference index and a Fund utilizing such a strategy may not hold all the securities and may hold securities not included in the reference index. A Fund utilizing an index-based strategy may hold constituent securities of the reference index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of the performance of individual securities or market conditions could cause a Fund's return to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, the portion of a Fund's portfolio utilizing an index-based strategy is subject to “tracking error” risk, which is the risk that the performance of the portion of a Fund's portfolio utilizing an index-based strategy will differ from the performance of the reference index it seeks to track due to differences in security holdings, operating expenses, transaction costs, cash flows, operational inefficiencies and tax considerations.
Quantitative Investing
Quantitative models are generally backward-looking or use historical data to evaluate prospective investments. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest as a result of the factors used in the analysis, the weight placed on each factor, and changes in underlying market conditions. As market dynamics shift over time, a previously successful model may become outdated and result in losses. Models may be flawed or not work as anticipated and cause a Fund to underperform other funds with similar objectives and strategies.
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Fundamental Investing
In fundamental analysis, securities are selected based upon research and analysis of a variety of factors. The process may result in an evaluation of a security’s value that may be incorrect or, if correct, may not be reflected by the market.
Equity Securities Risk
The value of equity securities fluctuates in response to general market and economic conditions (market risk) and in response to the performance of individual companies (company risk). Therefore, the value of an investment in the Funds that hold equity securities may decrease. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. Also, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets. Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of equity securities. These developments and changes can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general.
•	Common Stocks
The value of common stocks will rise and fall in response to the activities of the company that issued the stock, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s debt instruments will take precedence over the claims of owners of common stocks.
•	Value Stocks
Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.
•	Growth Stocks
Investments in growth stocks are subject to the risks of common stocks. Growth company stocks generally provide minimal dividends which could otherwise offset the impact of a market decline. The value of growth company stocks may rise and fall significantly based, in part, on investors’ perceptions of the company, rather than on fundamental analysis of the stocks.
•	Defensive Stocks
Investments in defensive stocks are subject to the risks of common stocks. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks. Defensive stocks may also underperform the broad market in declining markets and over various market periods. The relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Defensive stocks may not consistently exhibit the defensive characteristics for which they were selected and may not have lower than average stock price volatility or provide less volatile returns than the broad equity market.
•	Market-Oriented Investments
Market-oriented investments are subject to the risks of common stocks, as well as the risks associated with growth and value stocks.
•	Securities of Medium Capitalization Companies
Investments in securities of medium capitalization companies are subject to the risks of common stocks. However, investments in medium capitalization companies may involve greater risks than those associated with larger, more established companies. Securities of such issuers may be thinly traded, and thus, difficult to buy and sell in the market. These companies often have narrower markets, more limited operating or business history, more limited product lines, and more limited managerial or financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund's portfolio.
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•	Securities of Small Capitalization Companies
Investments in securities of small capitalization companies are subject to the risks of common stocks, including the risks of investing in securities of medium capitalization companies. However, investments in small capitalization companies may involve greater risks, as, generally, the smaller the company size, the greater these risks.
•	Securities of Micro Capitalization Companies and Companies with Capitalization Smaller than the Russell 2000® Index
Investments in securities of micro capitalization companies and companies with capitalizations smaller than the Russell 2000® Index are subject to the risks of common stocks, including the risks of investing in securities of medium and small capitalization companies. However, investments in such companies may involve greater risks, as, generally, the smaller the company size, the greater these risks. In addition, micro capitalization companies and companies with capitalization smaller than the Russell 2000® Index may be newly formed with more limited track records and less publicly available information.
•	Preferred Stocks
Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. Preferred stock does not usually have voting rights. The absence of voting rights may result in approval by the holders of the common stock of a corporate action to restructure a company for the benefit of the holders of the common stock to the detriment of the holders of the preferred stocks.
•	Rights, Warrants and Convertible Securities
Rights and warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Rights are similar to warrants but rights typically have shorter durations and are offered to current stockholders of the issuer. Changes in the value of a right or a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a right or a warrant may be more volatile than the price of its underlying security, and a right or a warrant may offer greater potential for capital loss.
Convertible securities can be bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the market risk associated with common stock.
Fixed Income Securities Risk
Fixed income securities generally are subject to the following risks: (i) Interest rate risk which is the risk that prices of fixed income securities generally rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of fixed income securities fall. Interest rates in the United States are at, or near, historic lows, which may increase a Fund's exposure to risks associated with rising rates. Additionally, expectations of higher inflation generally cause interest rates to rise. The longer the duration of the security, the more sensitive the security is to this risk. A 1% increase in interest rates would reduce the value of a $100 note by approximately one dollar if it had a one-year duration; (ii) Market risk which is the risk that the value of fixed income securities fluctuates in response to general market and economic conditions. Fixed income markets have experienced volatility, which may result in increased shareholder redemptions; (iii) Company risk which is the risk that the value of fixed income securities fluctuates in response to the performance of individual companies; (iv) Credit and default risk which is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk which are often reflected in credit ratings. Fixed income securities may be downgraded in credit rating or go into default. While all fixed income securities are subject to credit risk, lower-rated bonds and bonds with longer final maturities generally have higher credit risks and higher risk of default; (v) Inflation risk which is the risk that the present value of a security will be less in the future if inflation decreases the value of money; and (vi) LIBOR risk which is the risk that artificially low submissions to the London Interbank Offered Rate (“LIBOR”) rate setting process during the global financial crisis could adversely affect the interest rates on securities whose payments were determined by reference to LIBOR. According to various reports, certain financial institutions routinely made these submissions as early as 2005 and throughout the global financial crisis. This scandal may have adversely affected the interest rates on certain securities held by the Funds, and any future similar developments could, in turn, reduce the value of such securities. In addition,
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certain fixed income transactions may give rise to a form of leverage including, among others, when-issued, delayed delivery or forward commitment transactions, reverse repurchase agreements, dollar rolls and other transactions that may be considered a form of borrowing. A Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. This may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.
Specific types of fixed income securities are also subject to additional risks which are described below.
•	Non-Investment Grade Debt Securities (“High-Yield” or “Junk Bonds”)
Although lower rated debt securities generally offer a higher yield than higher rated debt securities, they involve higher risks, higher volatility and higher risk of default than investment grade bonds. They are especially subject to:
•	Adverse changes in general economic conditions and in the industries in which their issuers are engaged;
•	Changes in the financial condition of their issuers;
•	Price fluctuations in response to changes in interest rates; and
•	Reduced liquidity compared to higher rated securities.
As a result, issuers of lower rated debt securities are more likely than other issuers to miss principal and interest payments or to default, which could result in a loss to a Fund.
•	U.S. and Non-U.S. Corporate Debt Securities Risk
U.S. and non-U.S. corporate debt securities are subject to the same risks as other fixed income securities, including interest rate risk and market risk. U.S. and non-U.S. corporate debt securities are also affected by perceptions of the creditworthiness and business prospects of individual issuers. The underlying company may be unable to pay interest or repay principal upon maturity, which could adversely affect the security’s market value. In addition, due to less publicly available financial and other information, less stringent securities regulation, war, and other adverse governmental actions, investments in non-U.S. corporate debt securities may expose the Funds to greater risk than investments in U.S. corporate debt securities.
•	Government Issued or Guaranteed Securities, U.S. Government Securities
Bonds guaranteed by a government are subject to the same risks as other fixed income securities, including inflation risk, price depreciation risk and default risk. No assurance can be given that the U.S. government will provide financial support to certain U.S. government agencies or instrumentalities since it is not obligated to do so by law. Accordingly, bonds issued by U.S. government agencies or instrumentalities may involve risk of loss of principal and interest.
•	Municipal Obligations
Municipal obligations are subject to interest rate, credit and illiquidity risk and are affected by economic, business and political developments. Lower rated municipal obligations are subject to greater credit and market risk than higher quality municipal obligations. The value of these securities, or an issuer’s ability to make payments, may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors, or may become subject to future laws extending the time for payment of principal and/or interest, or limiting the rights of municipalities to levy taxes.
Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. In addition, the perceived increased likelihood of default among issuers of municipal bonds has resulted in increased illiquidity, increased price volatility and credit downgrades of such issuers.
•	Money Market Securities (Including Commercial Paper)
Prices of money market securities rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of money market securities fall. Money market securities are also subject to reinvestment risk. As interest rates decline, a money market fund’s dividends (income) may decline because the fund must then invest in lower-yielding instruments. A Fund’s ability to redeem shares of a money market fund may be impacted by recent regulatory changes relating to money market funds which permit the potential imposition of liquidity fees and redemption gates under certain circumstances. There is also a risk that money market
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securities will be downgraded in credit rating or go into default. Lower-rated securities, and securities with longer final maturities, generally have higher credit risks.
•	Asset-Backed Commercial Paper
Asset-backed commercial paper is a fixed income obligation generally issued by a corporate-sponsored special purpose entity to which the corporation has contributed cash-flowing receivables such as credit card receivables or auto and equipment leases. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper. Asset-backed commercial paper is usually unregistered and, therefore, transfer of these securities is restricted by the Securities Act of 1933.
•	Variable and Floating Rate Securities
A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. The interest rate on floating rate securities is ordinarily tied to, and is a specified margin above or below, the prime rate of a specified bank or some similar objective standard, such as the yield on the 90–day U.S. Treasury Bill rate, and may change as often as daily. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if the interest rates increase. Inverse floating rate securities, which are securities whose interest rate bears an inverse relationship to the interest rate on another security, may also exhibit greater price volatility than a fixed rate obligation with similar credit quality.
•	Mortgage-Backed Securities
The value of mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the mortgages underlying the securities. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to prime loans, subprime loans, Alt-A loans and/or non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to prime, subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund's portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
As with other delayed-delivery transactions, a seller agrees to issue a to-be-announced MBS (a “TBA”) at a future date. At the time of purchase, the seller does not specify the particular MBS to be delivered. Instead, a Fund agrees to accept any MBS that meets specified terms agreed upon between the Fund and the seller. TBAs are subject to the risk that the underlying mortgages may be less favorable than anticipated by a Fund.
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•	Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government-sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government-sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
•	Privately-Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes and other risks than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike MBS issued or guaranteed by the U.S. government or a government-sponsored entity, MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately-issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
•	Reverse Mortgages
Certain Funds may invest in mortgage-related securities that reflect an interest in reverse mortgages. Due to the unique nature of the underlying loans, reverse mortgage-related securities may be subject to risks different than other types of mortgage-related securities. The date of repayment for such loans is
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uncertain and may occur sooner or later than anticipated. The timing of payments for the corresponding mortgage-related security may be uncertain.
•	Asset-Backed Securities
Asset-backed securities may include MBS, loans (such as auto loans or home equity lines of credit), receivables or other assets. The value of a Fund's asset-backed securities may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the creditworthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying asset-backed securities have become an increasing risk for asset-backed securities that are secured by home-equity loans related to subprime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require a Fund to dispose of any then existing holdings of such securities.
•	Credit and Liquidity Enhancements
Third parties may issue credit and/or liquidity enhancements, including letters of credit, for certain fixed income or money market securities held by the Funds. Liquidity enhancements may be used to shorten the maturity of the debt obligation through a demand feature. Adverse changes in the credit quality of the entity issuing the enhancement, if contemporaneous with adverse changes in the enhanced security, could cause losses to a Fund and may affect its net asset value. The use of credit and liquidity enhancements exposes a Fund to counterparty risk, which is the risk that the entity issuing the credit and/or liquidity enhancement may not be able to honor its financial commitments.
•	Repurchase Agreements
Repurchase agreements may be considered a form of borrowing for some purposes and their use involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, a Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying
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securities that are collateral for a loan by a Fund are not within its control and therefore the realization by a Fund on such collateral may be automatically stayed. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.
•	Dollar Rolls
A Fund may enter into dollar rolls subject to its limitations on borrowings. A dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate or “earmark” liquid assets to cover its obligations under dollar rolls. Dollar rolls may create leveraging risk for a Fund.
•	Loans and Other Direct Indebtedness
Loans and other direct indebtedness involve the risk that a Fund will not receive payment of principal, interest and other amounts due in connection with these investments, which depend primarily on the financial condition of the borrower. Default or an increased risk of default in the payment of interest or principal on a loan results in a reduction in income to a Fund, a reduction in the value of the loan and a potential decrease in a Fund's net asset value. The risk of default increases in the event of an economic downturn or a substantial increase in interest rates. If a borrower defaults on its obligations, a Fund may end up owning any underlying collateral securing the loan and there is no assurance that sale of the collateral would raise enough cash to satisfy the borrower’s payment obligation or that the collateral can be liquidated. If the terms of a loan do not require the borrower to pledge additional collateral in the event of a decline in the value of the original collateral, a Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the loan. To the extent that a loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of bankruptcy of the borrower. Senior loans are subject to the risk that a court may not give lenders the full benefit of their senior positions. In addition, there is less readily available, reliable information about most senior loans than is the case for many other types of securities. Certain of the loans and the other direct indebtedness acquired by a Fund may involve revolving credit facilities or other standby financing commitments which obligate a Fund to pay additional cash on a certain date or on demand.
The highly leveraged nature of many such loans, including floating rate “bank loans” or “leveraged loans,” and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Bank loans have recently experienced significant investment inflows and if inflows reverse, bank loans could be subject to liquidity risk and lose value. Bank loans generally are subject to legal or contractual restrictions on resale and to illiquidity risk. In addition, investments in bank loans are typically subject to the risks of floating rate securities and “high yield” or “junk bonds.” Investments in such loans and other direct indebtedness may involve additional risk to a Fund. Senior loans made in connection with highly leveraged transactions are subject to greater risks than other senior loans. For example, the risks of default or bankruptcy of the borrower or the risks that other creditors of the borrower may seek to nullify or subordinate a Fund's claims on any collateral securing the loan are greater in highly leveraged transactions.
As a Fund may be required to rely upon an interposed bank or other financial intermediary to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. In purchasing loans or loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with the interposed bank or other financial intermediary.
Non-U.S. Securities
A Fund’s return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country. Non-U.S. markets, economies and political systems may be less stable than U.S. markets, and changes in exchange rates of foreign currencies can affect the value of a Fund's foreign assets. Non-U.S. laws and accounting standards in some cases may not be as comprehensive as they are in the U.S. and there may be less public information available about foreign companies. Non-U.S. securities markets may be less liquid and have fewer transactions than U.S. securities markets and taxes and transaction costs may be higher. Additionally, international markets
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may experience delays and disruptions in securities settlement procedures for a Fund's portfolio securities. Investments in foreign countries could be affected by potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the U.S.
•	Non-U.S. Equity Securities
Non-U.S. equity securities are subject to all of the risks of equity securities generally, but can involve additional risks relating to political, economic or regulatory conditions in foreign countries. Less information may be available about foreign companies than about domestic companies, and foreign companies generally may not be subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.
•	Non-U.S. Fixed Income Securities
A Fund’s non-U.S. fixed income securities are typically obligations of sovereign governments and corporations. As with any fixed income securities, non-U.S. fixed income securities are subject to the risk of being downgraded in credit rating and to the risk of default. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with these foreign investments.
•	Emerging Markets Securities
Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for a Fund's portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
•	Emerging Markets Debt
A Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
•	Brady Bonds
Brady Bonds involve various risk factors including residual risk (i.e., the risk of losing the uncollateralized interest and principal amounts on the bonds) and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds will not be subject to restructuring arrangements or to requests for new credit, which may cause a loss of interest or principal on any of the holdings.
•	Yankee Bonds and Yankee CDs
Non-U.S. corporations and banks issuing dollar denominated instruments in the U.S. (Yankee Bonds or Yankee CDs) are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks, such as accounting, auditing and recordkeeping standards, the public availability of information and, for banks, reserve requirements, loan limitations and examinations. This complicates efforts to analyze
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these securities, and may increase the possibility that a non-U.S. corporation or bank may become insolvent or otherwise unable to fulfill its obligations on these instruments.
•	Currency Risk
Foreign (non-U.S.) securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time due to market events, actions of governments or their central banks or political developments in the U.S. or abroad. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of a Fund. Securities held by a Fund which are denominated in U.S. dollars are still subject to currency risk.
•	Synthetic Foreign Equity/Fixed Income Securities (also referred to as International Warrants, Local Access Products, Participation Notes or Low Exercise Price Warrants)
International warrants are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive a cash payment relating to the value of the underlying security or securities. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, currency risk and the risks associated with investments in non-U.S. securities. In the case of any exercise of the instruments, there may be a time delay between the time a holder gives instructions to exercise and the time the price of the security or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.
•	Equity Linked Notes
An equity linked note is a note, typically issued by a company or financial institution, whose performance is tied to a single stock or a basket of stocks. Generally, upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities. The terms of an equity linked note may also provide for the periodic interest payments to holders at either a fixed or floating rate. Equity linked notes are generally subject to the risks associated with the debt securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk.
Derivatives (Futures Contracts, Options, Forwards and Swaps)
Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Various derivative instruments are described in more detail under “Other Financial Instruments Including Derivatives” in the Statement of Additional Information. Derivatives are typically used as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. Derivatives may also be used for leverage, to facilitate the implementation of an investment strategy or to take a net short position with respect to certain issuers, sectors or markets. A Fund may also use derivatives to pursue a strategy to be fully invested or to seek to manage portfolio risk.
Investments in a derivative instrument could lose more than the principal amount invested and certain derivatives have the potential for unlimited loss. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. Certain Funds’ use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio. Investments in derivatives can cause a Fund to be more volatile. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security, which exposes a Fund to a heightened risk of loss.
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The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities, physical commodities or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
Participation in the options or futures markets, as well as the use of various swap instruments and forward contracts, involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If a Fund's predictions of movements in the direction of the securities, currencies, interest rate or commodities markets are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts, options on futures contracts, forwards and swaps include: (i) dependence on the ability to predict correctly movements in the direction of securities prices, currency rates, interest rates or commodities prices; (ii) imperfect correlation between the price of the derivative instrument and the underlying asset, reference rate or index and the risk of mispricing or improper valuation; (iii) the fact that skills needed to use these strategies are different from those needed for traditional portfolio management; (iv) the absence of a liquid secondary market for any particular instrument at any time, which risk is heightened for highly customized derivatives, including swaps; (v) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; (vi) for over-the-counter derivative products and structured notes, additional credit risk, the risk of counterparty default and the risk of failing to correctly evaluate the creditworthiness of the company on which the derivative is based and (vii) the possible inability of a Fund to purchase or sell a portfolio holding at a time that otherwise would be favorable for it to do so, or the possible need to sell the holding at a disadvantageous time, due to the requirement that the Fund maintain “cover” or collateral securities in connection with use of certain derivatives.
The risk of loss in trading futures contracts in some strategies is potentially unlimited. The entire amount invested in futures contracts could be lost. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a Fund may invest. A Fund limits its investment in futures contracts so that the notional value (meaning the stated contract value) of the futures contracts does not exceed the net assets of the Fund. Participation in the futures markets, as well as the use of various forward contracts, involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract.
Although a Fund will not borrow money in order to increase its trading activities, leveraged swap transactions may experience substantial gains or losses in value as a result of relatively small changes in the value or level of an underlying or related market factor. In evaluating the risks and contractual obligations associated with a particular swap transaction, it is important to consider that a swap transaction may be modified or terminated only by mutual consent of the original parties and subject to agreement on individually negotiated terms. Therefore, it may not be possible for a Fund to modify, terminate, or offset the pool's obligations or the pool's exposure to the risks associated with a transaction prior to its scheduled termination date. For more information regarding credit default swaps see the Credit Default Swaps risk in this Prospectus.
Certain derivatives, including swaps, may be subject to fees and expenses, and by investing in such derivatives indirectly through a Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Fund.
If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security or index, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. When a Fund writes an option on a security or index, movements in the price of the underlying security or value of the index may result in a loss to the Fund.
Furthermore, regulatory requirements to set aside liquid assets to meet obligations with respect to derivatives may result in a Fund being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in a Fund needing to sell holdings at a disadvantageous time. A Fund may also be unable to close out its positions when desired.
Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivatives transactions may not be available in all circumstances for risk
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management or other purposes. Upon the expiration of a particular contract, RIMCo or the money manager may wish to retain a Fund's position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. The ability to use derivatives may also be limited by certain regulatory and tax considerations.
The Commodity Futures Trading Commission (the “CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions. In addition, the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) required the CFTC to establish speculative position limits on listed futures and options on physical commodities (including certain energy, metals and agricultural products) and economically equivalent over-the-counter (“OTC”) derivatives. The Dodd-Frank Act also required the CFTC to establish position limits for swap transactions that are economically equivalent to futures or options contracts on physical commodities. The CFTC has not yet finalized the new CFTC-set limits so they are not yet in effect. Further regulatory action taken by the CFTC to establish these additional position limits may adversely affect the market liquidity of the futures, options and economically equivalent derivatives in which the Funds may invest. It is possible that positions held by a Fund may have to be liquidated in order to avoid exceeding such limits. Such modification or liquidation, if required, could adversely affect the operations and performance of a Fund.
Credit Default Swaps
Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation (the underlying debt upon which a credit derivative is based) directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to the risks inherent in the use of swaps, including illiquidity risk and counterparty risk. Credit default swaps could result in losses if the creditworthiness of the reference obligation is evaluated incorrectly. A Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. The Funds may act as either the buyer or the seller of a credit default swap. A Fund will generally incur a greater degree of risk when selling a credit default swap than when purchasing a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund. Certain standardized swaps, including certain credit default swaps, are subject to mandatory clearing, and more are expected to be subject to mandatory clearing in the future.  The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives, but cleared contracts are not risk-free.  Clearing may subject a Fund to increased costs or margin requirements.
Currency Trading Risk
Certain Funds may engage in foreign currency transactions to hedge against uncertainty in the level of future exchange rates and/or to effect investment transactions to generate returns consistent with a Fund's investment objectives and strategies (i.e., speculative currency trading strategies). Foreign currency exchange transactions will be conducted on either a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts (“forward contract”) to purchase or sell currency at a future date. Certain Funds may also enter into options on foreign currency. Currency spot, forward and option prices are highly volatile and forward, spot and option contracts may be illiquid. Such prices are influenced by, among other things: changing supply and demand relationships; government trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; and changes in interest rates. From time to time, governments intervene directly in these markets with the specific intention of influencing such prices. Currency trading may also involve economic leverage (i.e., the Fund may have the right to a return on its investment that exceeds the return that the Fund would expect to receive based on the amount contributed to the investment), which can increase the gain or the loss associated with changes in the value of the underlying instrument. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold. Due to the tax treatment of gains and losses on certain currency forward and options contracts, the use of such instruments may cause fluctuations in a Fund's income distributions, including the inability of a
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Fund to distribute investment income for any given period.  As a result, a Fund's use of currency trading strategies may adversely impact a Fund's ability to meet its investment objective of providing current income. Many foreign currency forward contracts will eventually be exchange-traded and cleared.  Although these changes are expected to decrease the credit risk involved in bi-laterally negotiated contracts, exchange-trading and clearing would not make the contracts risk-free.
Counterparty Risk
Counterparty risk is the risk that the other party(s) in an agreement or a participant to a transaction, such as a broker or swap counterparty, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the delivery conditions of the contract or transaction. Counterparty risk is inherent in many transactions, including, but not limited to, transactions involving over-the-counter derivatives, repurchase agreements, securities lending, short sales, credit and liquidity enhancements and equity or commodity-linked notes.
Securities of Other Investment Companies
If a Fund invests in other investment companies, including exchange traded funds (“ETFs”), shareholders will bear not only their proportionate share of the Fund’s expenses (including operating expenses and the fees of the adviser), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of a Fund but also to the portfolio investments of the underlying investment companies. Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares can trade at either a premium or discount to net asset value. If an ETF held by a Fund trades at a discount to net asset value, the Fund could lose money even if the securities in which the ETF invests go up in value.
Real Estate Securities
Just as real estate values go up and down, the value of the securities of companies involved in the industry, and in which a Fund invests, also fluctuates. A Fund that invests in real estate securities is also indirectly subject to the risks associated with direct ownership of real estate. Additional risks include declines in the value of real estate, changes in general and local economic and real estate market conditions, changes in debt financing availability and terms, increases in property taxes or other operating expenses and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks.
•	Real Estate Investment Trusts (“REITs”)
REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit. Moreover, the underlying portfolios of REITs may not be diversified, and therefore subject to the risk of investing in a limited number of properties. REITs are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by tenants, self-liquidation and the possibility of failing either to qualify for tax-free pass-through of income under federal tax laws or to maintain their exemption from certain federal securities laws. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.
Depositary Receipts
Depositary receipts are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly-listed company. Depositary receipts have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with the underlying non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The value of depositary receipts will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/or economic conditions. Also, if there is a rise in demand for the underlying security and it becomes less available to the market, the price of the depositary receipt may rise, causing a Fund to pay a premium in order to obtain the desired depositary receipt. Conversely, changes in foreign market conditions or access to the underlying securities could result in a decline in the value of the depositary receipt. The Funds may invest in both sponsored and unsponsored depositary receipts, which are purchased through “sponsored” and “unsponsored” facilities, respectively. A sponsored facility is established jointly by the issuer of the underlying security
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and a depositary, whereas a depositary may establish an unsponsored facility without the participation of the issuer of the underlying security. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.
Illiquid Securities
An illiquid security is one that does not have a readily available market or that is subject to resale restrictions, possibly making it difficult to sell in the ordinary course of business within seven days at approximately the value at which the Fund has valued it. A Fund with an investment in an illiquid security may not be able to sell the security quickly and at a fair price, which could cause the Fund to realize losses on the security if the security is sold at a price lower than that at which it had been valued. An illiquid security may also have large price volatility.
Liquidity Risk
Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer or a security’s underlying collateral. In such cases, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, a Fund may be unable to achieve its desired level of exposure to a certain sector. In addition, to the extent a Fund trades in illiquid markets, it may be unable to dispose of or purchase securities at favorable prices in order to satisfy redemptions or subscriptions. Also, the market price of certain investments may fall dramatically if there is no liquid trading market. To the extent that a Fund's principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, a Fund will tend to have the greatest exposure to liquidity risk. Additionally, fixed income securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of a liquid trading market.
Large Redemptions
Large redemption activity could result in a Fund being forced to sell portfolio securities at a loss or before RIMCo or its money managers would otherwise decide to do so. Periods of market illiquidity may exacerbate this risk for fixed income and money market funds. To the extent a Fund is invested in a money market fund, recent regulatory changes relating to money market funds may subject the Fund’s redemption from such money market fund to liquidity fees and/or redemption gates under certain circumstances, including in periods of market illiquidity. Large redemptions in a Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to a Fund's portfolio securities, higher brokerage commissions and other transaction costs. The Funds may be used as investments for funds of funds which have the same investment adviser as the Funds. The Funds may also be used as investments in asset allocation programs sponsored by certain Financial Intermediaries. These Funds may have a large percentage of their Shares owned by such funds of funds or through such asset allocation programs. Should RIMCo or such Financial Intermediary change investment strategies or investment allocations such that fewer assets are invested in a Fund or a Fund is no longer used as an investment, that Fund could experience large redemptions of its Shares.
Global Financial Markets Risk
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by a Fund. This could cause a Fund to underperform other types of investments.
The severity or duration of such conditions and/or events may be affected by policy changes made by governments or quasi-governmental organizations. During the recent global financial crisis, instability in the financial markets has led governments across the globe to take a number of unprecedented actions designed to support the financial markets. Future government regulation and/or intervention could also change the way in which a Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude a Fund's ability to achieve its investment objective. For example, uncertainty regarding the status of the euro could also create volatility in currency and
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the general financial markets, which may affect the liquidity and value of a Fund's investments. In addition, governments or their agencies may acquire distressed assets from financial institutions and acquire ownership interests in those institutions, which may affect a Fund's investments in ways that are unforeseeable.
Furthermore, a country’s economic conditions, political events, military action and/or other conditions may lead to foreign government intervention and the imposition of economic sanctions. Such sanctions may include (i) the prohibition, limitation or restriction of investment, the movement of currency, securities or other assets; (ii) the imposition of exchange controls or confiscations; and (iii) barriers to registration, settlement or custody. Sanctions may impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, which may negatively impact the value and/or liquidity of such investments.
In certain countries, including the U.S., total public debt as a percentage of gross domestic product has grown rapidly since the beginning of the financial downturn. High levels of national debt may raise concerns that a government will be unable to pay investors at maturity, may cause declines in currency valuations or prevent such government from implementing effective fiscal policy. In 2011, Standard & Poor’s Ratings Services (“S&P”) lowered its long-term sovereign credit rating on the U.S., citing, among other reasons, controversy over raising the statutory debt ceiling and growth in public spending. Because certain Funds invest in securities supported by the full faith and credit of the U.S. government, the market prices and yields of such securities may be adversely affected by any actual or potential downgrade in the rating of U.S. long-term sovereign debt.
RIMCo will monitor developments in financial markets and seek to manage each Fund in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that it will be successful in doing so. In addition, RIF has established procedures to value instruments for which market prices may not be readily available.
Industry Concentration Risk
Funds that concentrate their investments in a single industry carry a much greater risk of adverse developments in that industry than funds that invest in a wide variety of industries. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments.
Cash Management
Each Fund may expose its cash to the performance of certain markets by purchasing equity securities (in the case of equity funds) or fixed income securities (in the case of fixed income funds) and/or derivatives. This approach increases a Fund's performance if the particular market rises in value and reduces a Fund's performance if the particular market declines in value. However, the performance of these instruments may not correlate precisely to the performance of the corresponding market and RIMCo or a money manager may not effectively select instruments to gain market exposure. As a result, while the goal is to achieve market returns, this strategy may underperform the applicable market. In addition, the sale of equity index put options with respect to a Fund's cash may reduce a Fund's performance if equity markets decline.
Securities Lending
If a borrower of a Fund's securities fails financially, the Fund’s recovery of the loaned securities may be delayed or the Fund may lose its rights to the collateral, which could result in a loss to the Fund. While securities are on loan, a Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan, the risk that the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.
Operational Risk
An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failure in systems and technology, changes in personnel and errors caused by third-party service providers. While the Funds seek to minimize such events through controls and oversight, there may still be failures that could cause losses to a Fund. In addition, as the use of technology increases, the
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Funds may be more susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Funds to lose proprietary information or operational capacity or suffer data corruption. As a result, the Funds may incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. In addition, cyber security breaches of the Funds’ third party service providers or issuers in which the Funds invest may also subject the Funds to many of the same risks associated with direct cyber security breaches.
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PORTFOLIO TURNOVER
Portfolio turnover measures how frequently securities held by a fund are bought and sold. The portfolio turnover rates for multi-manager funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Fund’s money managers makes decisions to buy or sell securities independently from other money managers. Thus, one money manager for a Fund may be selling a security when another money manager for the Fund is purchasing the same security. Also, when a Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase a Fund's portfolio turnover rate which may result in higher levels of realized gains or losses with respect to a Fund’s portfolio securities, higher brokerage commissions and other transaction costs. Brokerage commissions and transaction costs will reduce Fund performance. The annual portfolio turnover rates for each of the Funds, which in certain cases exceed 100%, are shown in the Financial Highlights tables in this Prospectus.
PORTFOLIO HOLDINGS
A description of the Funds' policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds' Statement of Additional Information.
DIVIDENDS AND DISTRIBUTIONS
Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year.
Income Dividends
The amount and frequency of distributions are not guaranteed; all distributions are at the Board’s discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:
Declared	Payable	Funds
Quarterly	April, July, October and Mid-December	Multi-Style Equity, Aggressive Equity, Global Real Estate Securities and Core Bond Funds
Annually	Mid-December	Non-U.S. Fund
An additional distribution of net investment income may be declared and paid by a Fund if required to avoid the imposition of a federal tax on the Fund.
Capital Gains Distributions
The Board will declare capital gains distributions (both short-term and long-term) once a year in mid-February to reflect any net short-term and net long-term capital gains, if any, realized by a Fund in the prior fiscal year. An additional distribution may be declared and paid by a Fund if required to avoid the imposition of a federal tax on the Fund. Consequently, capital gains distributions may be expected to vary considerably from year to year.
Automatic Reinvestment
Dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Fund Shares, unless your Insurance Company elects to have the dividends or distributions paid in cash or invested in another Fund.
additional information about TAXES
Fund Shares are offered to Separate Accounts of Insurance Companies to fund the Policies they issue. Additionally, Insurance Companies may invest their own general account assets in RIF. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the Policies and the holders thereof, see the discussion regarding “Federal Tax Considerations” included in the prospectus for the Policies.
Each Fund intends to comply with the diversification requirements imposed by Section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the regulations thereunder. These requirements place certain
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limitations on the assets of each separate account that may be invested in securities of a single issuer, and, because Section 817(h) and the regulations thereunder treat a Fund’s assets as assets of the related separate account, these limitations also apply to the Fund’s assets that may be invested in securities of a single issuer. Generally, the regulations provide that, as of the end of each calendar quarter, or within 30 days thereafter, no more than 55% of a Fund’s total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. A U.S. government security includes any security issued or guaranteed or insured by the U.S. or an instrumentality of the U.S. Failure of a Fund to satisfy the Section 817(h) requirements could result in adverse tax consequences to the Insurance Company and holders of Policies, other than as described in the prospectus for the Policies.
Dividends paid out of a Fund’s net investment income and net short-term capital gains will be taxable to an Insurance Company as ordinary income. Distributions of long-term capital gains, if any, earned by a Fund are taxable to an Insurance Company as long-term capital gains, regardless of how long the Insurance Company has held its shares. Fund distributions are taxable to shareholders in the same manner whether received in cash or reinvested in additional Fund shares. Insurance Companies should consult their own tax advisers as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.
Foreign exchange gain or loss arising from a Fund's foreign currency-denominated investments may increase or reduce the amount of ordinary income distributions made to an Insurance Company.
The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Funds and their shareholders; see the Statement of Additional Information and Policy prospectus for a more detailed discussion. You are urged to consult with your tax adviser.
HOW NET ASSET VALUE IS DETERMINED
Net Asset Value Per Share
The net asset value per share is calculated for Shares of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (“NYSE”) is open for regular trading. Each Fund determines net asset value at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier.
The price of Fund Shares is based on a Fund’s net asset value and is computed by dividing the current value of a Fund’s assets (less liabilities) by the number of Shares of the Fund outstanding and rounding to the nearest cent. Share value for purchase, redemption or exchange will be based on the net asset value next calculated after your order is received in good form (i.e., when all required documents and your check or wired funds are received) by a Fund or a Fund agent. See “Additional Information About Purchase of Fund Shares,” and “Additional Information About Redemption of Fund Shares” for more information.
Valuation of Portfolio Securities
The Funds value portfolio instruments according to Board-approved securities valuation procedures and pricing services, which include market value procedures, fair value procedures and a description of the pricing services used by the Funds. Under the Board-approved securities valuation procedures, the Board has delegated the day-to-day valuation functions to RFSC, RFSC’s Oversight Committee and the Funds’ custodian. However, the Board retains oversight over the valuation process.
Ordinarily, the Funds value each portfolio instrument based on market quotations provided by pricing services or brokers (when permitted by the market value procedures). Equity securities (including exchange traded funds) are generally valued at the last quoted sale price or the official closing price as of the close of the exchange’s or other market’s regular trading hours on the day the valuation is made. Listed options are valued on the basis of the closing mean price and exchange listed futures contracts are valued on the basis of settlement price. Swaps may be valued at the closing price, clean market price or clean exchange funded price provided by a pricing service or broker depending on the type of swap being valued. Listed fixed income securities that have greater than 60 days remaining until maturity at the time of purchase are generally valued at the last quoted sale price as of the close of the exchange’s or other market’s
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regular trading hours on the day the valuation is made. Non-listed fixed income securities that have greater than 60 days remaining until maturity at the time of purchase are generally valued using the price supplied by a pricing service or broker, which may be an evaluated bid.  Evaluated bids are derived from a matrix, formula or other objective method that takes into consideration actual trading activity and volume, market indexes, credit quality, maturity, yield curves or other specific adjustments. Fixed income securities that have 60 days or less remaining until maturity at the time of purchase are valued using the amortized cost method of valuation, unless it is determined that the amortized cost method would result in a price that would be deemed to be not reliable. Issuer-specific conditions (e.g., creditworthiness of the issuer and the likelihood of full repayment at maturity) and conditions in the relevant market (e.g., credit, liquidity and interest rate conditions) are among the factors considered in this determination. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.
If market quotations are not readily available for an instrument or are considered not reliable because of market and/or issuer-specific information, the instrument will be valued at fair value, as determined in accordance with the fair value procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The fair value procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its Shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund Shares and the daily movement of the benchmark index if the index is valued using another pricing method.
This policy is intended to assure that the Funds' net asset values fairly reflect portfolio instrument values as of the time of pricing. Events or circumstances affecting the values of portfolio instruments that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund Shares is determined may be reflected in the calculation of the net asset values for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s net asset value. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of significant events that could trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. Index); a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.
Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund Shares.
ADDITIONAL INFORMATION ABOUT Purchase of Fund Shares
Insurance Companies place orders for their Separate Accounts based on, among other things, the amount of premium payments to be invested pursuant to Policies. Insurance Companies may also place orders for their general accounts. Individuals may not place orders directly with RIF. See the prospectus of the Separate Account and Policies of the Insurance Company for more information on the purchase of Fund Shares and with respect to the availability for investment in specific Funds. The Funds do not issue share certificates. Any minimum or subsequent investment requirements are governed by the applicable Policy through which you invest.
Orders to purchase Fund Shares are based on premiums and transaction requests received by each Insurance Company prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, on any business day of the Funds (a day on which the NYSE is open for regular trading). Each Insurance Company then submits purchase orders to the Funds in accordance with procedures established by the Insurance Company. All orders represented to the Funds by an Insurance Company as having been received prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, on any business day of the Funds will be effected at the net asset value of the applicable Fund determined on that
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day if RIF receives the order in proper form and in accordance with applicable requirements on the next business day before 11:00 a.m. Eastern Time. Federal funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) in the net amount of such orders shall be received by RIF on such next business day in accordance with applicable requirements by 2:00 p.m. Eastern Time. It is each Insurance Company’s responsibility to properly transmit purchase orders and Federal funds in accordance with applicable requirements. Policy owners should refer to the prospectus for their Policy and Separate Account in this regard.
RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS
The Board has adopted frequent trading policies and procedures which are described below. The Funds will apply these policies uniformly. The Funds discourage frequent purchases and redemptions of Fund Shares by Fund shareholders. The Funds do not accommodate frequent purchases and redemptions of Fund Shares by Fund shareholders.
Each Fund reserves the right to restrict or reject, without prior notice, any purchase or exchange order for any reason. A Fund may, in its discretion, restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitations on frequent trading described below if the Fund or its agents (i.e., RIMCo or RFSC) determine that accepting the order could interfere with the efficient management of a Fund’s portfolio or otherwise not be in a Fund’s best interests.
In the event that a Fund rejects an exchange request, the Fund will seek additional instructions from the Insurance Company regarding whether or not to proceed with the redemption side of the exchange.
Frequent Trading Policies and Limitations on Trading Activity
Frequent trading of Fund Shares, often in response to short-term fluctuations in the market, also known as “market timing,” is not knowingly permitted by the Funds. Policy owners who are market timers should not direct that an investment be made in the Funds. The Funds are intended for long-term investors. The Funds, subject to the limitations described below, take steps reasonably designed to curtail frequent trading practices by policy owners or Insurance Companies. These actions include notifying an Insurance Company of the activity and requesting assistance from an Insurance Company in stopping the activity.
Each Fund monitors for “substantive” round trip trades over a certain dollar threshold that each Fund determines, in its discretion, could adversely affect the management of the Fund. A single substantive round trip is a purchase and redemption or redemption and purchase of Shares of a Fund within a rolling 60 day period. Each Fund permits two substantive round trip trades within a 60 day period.
While the Funds monitor for substantive trades over a certain dollar threshold, a Fund may deem any round trip trade to be substantive depending on the potential impact to the applicable Fund or Funds.
If after two “substantive” round trips, an additional purchase or redemption transaction is executed within that rolling 60 day period, future purchase transactions will be rejected or restricted for 60 days. If after expiration of such 60 day period, there are two “substantive” round trips followed by an additional purchase or redemption transaction within that rolling 60 day period, that Policy owner’s or Insurance Company’s right to purchase Shares of any Fund advised by RIMCo will be permanently revoked.
Because the Funds do not have direct access to a Policy owner's account to implement the purchase revocation, the Funds will require the Insurance Company to impose similar revocation of purchase privileges on the Policy owner. In the event that the Insurance Company cannot, due to regulatory or legal obligations, impose a revocation of purchase privileges, the Funds may accept an alternate trading restriction reasonably designed to protect the Funds from improper trading practices.
Any exception to the permanent revocation of a Policy owner’s or Insurance Company’s purchase privileges, or an alternative trading restriction designed to protect the Funds from improper trading practices, must be approved by the Funds' Chief Compliance Officer (“CCO”).
The Funds, through their agents, will use their best efforts to exercise the Funds' right to restrict or reject purchase and exchange orders as described above.
In certain circumstances, with prior agreement between an Insurance Company and the Funds, the Funds may rely on an Insurance Company's frequent trading policies if it is determined that the Insurance Company's policies are sufficient
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to detect and deter improper frequent trading. Any reliance by the Funds on an Insurance Company's frequent trading policies must be approved by the Funds' CCO after a determination that such policies are sufficient to detect and deter improper frequent trading. Therefore, with respect to frequent trading, shareholders who invest through an Insurance Company should be aware that they may be subject to the policies and procedures of their Insurance Company which may be more or less restrictive than the Funds' policies and procedures.
This policy will not apply to:
•	Transactions in a Fund by certain other funds (i.e., funds of funds), including any Russell Investment Company and Russell Investment Funds funds of funds, and any other approved unaffiliated fund of funds. RIMCo and the Board of Trustees believe these transactions do not offer the opportunity for price arbitrage.
•	Trading associated with asset allocated programs where the asset allocation has been developed by RIMCo or an affiliate of RIMCo and RIMCo has transparency into the amount of trading and the ability to monitor and assess the impact to the Funds or scheduled rebalancing of asset allocated programs based on set trading schedules within specified limits.
•	Systematic purchase or redemption programs, if available.
In applying the policy on limitations on trading activity, the Funds consider the information available at the time and reserve the right to consider trading history in any Fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate trading privileges.
This policy will not affect any Insurance Company's redemption rights.
Limitations on the Ability to Detect and Curtail Frequent Trading
The Funds will use reasonable efforts to detect frequent trading activity but may not be able to detect such activity in certain circumstances. While the Funds have the authority to request and analyze data on Policy owners and will use their best efforts to enforce the policy described above, there may be limitations on the ability of the Funds to detect and curtail frequent trading practices and the Funds may still not be able to completely eliminate the possibility of improper trading under all circumstances. Policy owners seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent frequent trading, there is no guarantee that the Funds or their agents will be able to identify each such Policy owner or curtail their trading practices.
Any exceptions to this policy may only be made by the CCO after a determination that the transaction does not constitute improper trading or other trading activity that may be harmful to the Funds.
Because Insurance Companies hold the interests of Policy owners in Separate Accounts, the Funds currently have a very limited ability to monitor and detect frequent trading by Policy owners and have no ability to curtail frequent trading without the cooperation of the Insurance Companies. As a result of the Fund’s limited ability to monitor and detect frequent trading and its dependence on the cooperation of Insurance Companies to curtail such activity, frequent trading may occur. Shareholders and, indirectly, Policy owners may be exposed to the risks discussed below.
Risks of Frequent Trading
Short-term or excessive trading into and out of a Fund may harm a Fund’s performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Frequent trading may interfere with the efficient management of a Fund’s portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using interfund lending and engaging in portfolio transactions. Increased portfolio transactions and use of interfund lending would correspondingly increase the Fund’s operating expenses and decrease the Fund’s performance. For Funds that use hedging strategies to ensure that each Fund is fully invested, maintenance of a higher level of cash balances would not decrease a Fund’s exposure to market moves but would decrease the proportion of the Fund that is actively managed.
Additionally, to the extent that a Fund invests significantly in foreign securities traded on markets which may close prior to when the Fund determines its net asset value (referred to as the valuation time), frequent trading by certain shareholders may cause dilution in the value of Fund Shares held by other shareholders. Because events may occur after the close of these foreign markets and before the valuation time of the Funds that influence the value of these foreign securities, investors may seek to trade Fund Shares in an effort to benefit from their understanding of the value of these
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foreign securities as of the Fund’s valuation time (referred to as price arbitrage). These Funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what are believed to be the fair values of the foreign securities as of the valuation time. To the extent that a Fund does not accurately value foreign securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of Fund Shares held by other shareholders.
Because certain small capitalization equity securities may be traded infrequently, to the extent that a Fund invests significantly in small capitalization equity securities investors may seek to trade Fund Shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of a Fund’s portfolio to a greater degree than Funds which invest in highly liquid securities, in part because the Fund may have difficulty selling these small capitalization portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of Fund Shares held by other shareholders.
ADDITIONAL INFORMATION ABOUT Redemption of Fund Shares
Shares may be redeemed at any time by Insurance Companies on behalf of their Separate Accounts or their general accounts. Individuals may not place redemption orders directly with the Fund. Redemption requests for Fund shares are based on premiums and transaction requests represented to the Funds by each Insurance Company as having been received prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier on any business day of the Funds. All redemption requests received by an Insurance Company prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, on any business day of the Funds will be effected at the net asset value of the applicable Fund determined on that day if RIF receives the order in proper form and in accordance with applicable requirements on the next business day before 11:00 a.m., Eastern Time. It is each Insurance Company’s responsibility to properly transmit redemption requests in accordance with applicable requirements. Policy owners should consult their Insurance Company in this regard. The value of the Shares redeemed may be more or less than their original cost, depending on the Fund’s then-current net asset value. The Funds do not impose charges for share redemption.
RIF ordinarily will make payment for all Shares redeemed within seven days after RIF receives a redemption request in proper form. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.
Should any conflict between variable annuity Policy owners and variable life insurance Policy owners arise which would require that a substantial amount of net assets be withdrawn from a Fund, orderly Fund management could be disrupted to the potential detriment of affected Policy owners.
Mixed and Shared Funding
The Funds offer their shares to (i) insurance company separate accounts that fund both variable contracts and variable life insurance contracts; and (ii) insurance company general accounts. Due to differences of tax treatment and other considerations, the interests of various variable contract owners participating in the Funds may conflict. The Board will monitor each Fund for any material irreconcilable conflicts that may arise and will determine what action, if any, should be taken. If a conflict occurs, the Board may require one or more insurance company separate accounts to withdraw its investment in the Fund, subject to the terms of the Fund participation agreement with such insurance company, which may cause the Fund to sell securities at disadvantageous prices and disrupt orderly Fund management.
SERVICING ARRANGEMENTS
Some Insurance Companies have entered into arrangements with RFSC and/or the Distributor pursuant to which they may receive compensation from RFSC and/or the Distributor, from RFSC’s and/or the Distributor’s own resources, for administrative and/or other services provided by those Insurance Companies. These payments may create a conflict of interest by influencing the Insurance Company and your salesperson to recommend the Funds or a Fund over another investment or by influencing an Insurance Company’s decision to include the Funds as an underlying investment option in its Policy. Ask your salesperson or visit your Insurance Company’s web site for more information.
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The Funds’ Distributor may sponsor sales programs for its registered representatives in which cash incentives are offered to such registered representatives in connection with the sale of certain Funds’ Shares over various periods of time. Such cash incentives would be paid from the Funds’ Distributor’s own resources.
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FINANCIAL HIGHLIGHTS
The following financial highlights tables are intended to help you understand the Funds' financial performance for at least the past 60 months. Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the tables represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. The performance results shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have reduced the performance results shown in this section. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual report, which is available upon request.
[To Be Updated By Amendment]
	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Multi-Style Equity Fund
December 31, 2014
December 31, 2013	15.15	.19	4.75	4.94	(.22)	(1.02)	(1.24)
December 31, 2012	13.24	.19	1.88	2.07	(.16)	—	(.16)
December 31, 2011	13.58	.14	(.35)	(.21)	(.13)	—	(.13)
December 31, 2010	11.77	.11	1.81	1.92	(.11)	—	(.11)
Aggressive Equity Fund
December 31, 2014
December 31, 2013	13.02	.08	5.11	5.19	(.07)	(1.26)	(1.33)
December 31, 2012	11.36	.13	1.67	1.80	(.14)	—	(.14)
December 31, 2011	11.92	.04	(.54)	(.50)	(.06)	—	(.06)
December 31, 2010	9.59	.04	2.34	2.38	(.05)	—	(.05)
Global Real Estate Securities Fund
December 31, 2014
December 31, 2013	15.37	.31	.24	.55	(.63)	(.61)	(1.24)
December 31, 2012	12.65	.30	3.15	3.45	(.73)	—	(.73)
December 31, 2011	13.92	.29	(1.25)	(.96)	(.31)	—	(.31)
December 31, 2010	11.58	.33	2.29	2.62	(.28)	—	(.28)
Non-U.S. Fund
December 31, 2014
December 31, 2013	10.31	.18	2.05	2.23	(.22)	—	(.22)
December 31, 2012	8.75	.18	1.55	1.73	(.17)	—	(.17)
December 31, 2011	10.21	.17	(1.46)	(1.29)	(.17)	—	(.17)
December 31, 2010	9.25	.12	.92	1.04	(.08)	—	(.08)
Core Bond Fund
December 31, 2014
December 31, 2013	10.81	.18	(.35)	(.17)	(.15)	(.03)	(.18)
December 31, 2012	10.47	.25	.61	.86	(.25)	(.27)	(.52)
December 31, 2011	10.51	.35	.14	.49	(.34)	(.19)	(.53)
December 31, 2010	10.20	.37	.63	1.00	(.40)	(.29)	(.69)
See Notes to Financial Highlights at the end of this section.
66

$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross	% Ratio of Expenses to Average Net Assets, Net(b)	% Ratio of Net Investment Income to Average Net Assets(b)	% Portfolio Turnover Rate

18.85	32.92	475,100.84		.84	1.07	86
15.15	15.69	390,549.87		.87	1.28	109
13.24	(1.55)	373,392.85		.85	1.03	133
13.58	16.46	400,471.89		.89	.93	105

16.88	40.00	237,828	1.05	1.00	.50	77
13.02	15.84	185,902	1.09	1.04	1.08	150
11.36	(4.20)	177,035	1.08	1.02	.37	105
11.92	24.88	191,763	1.11	1.05	.44	107

14.68	3.70	658,413.93		.93	1.97	72
15.37	27.56	608,360.95		.95	2.08	59
12.65	(7.05)	470,964.95		.95	2.11	57
13.92	22.92	493,896.99		.99	2.62	150

12.32	21.91	428,517	1.04	.99	1.76	36
10.31	19.81	356,856	1.07	1.01	1.94	47
8.75	(12.88)	329,578	1.10	1.04	1.74	49
10.21	11.42	366,870	1.12	1.06	1.30	49

10.46	(1.55)	763,901.67		.62	1.73	133
10.81	8.38	676,018.72		.66	2.32	192
10.47	4.68	545,608.72		.65	3.29	203
10.51	10.02	471,898.75		.68	3.48	195
67

[Notes to Financial Highlights—December 31, 2014] [To Be Updated By Amendment]
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by RIMCo, and for certain funds, custody credit arrangements.
(c)	The total return does not reflect any Insurance Company Separate Account or Policy Charges.
68

MONEY MANAGER INFORMATION
The money managers are not affiliates of the Funds, RIMCo, RFSC or RFS other than as a result of their management of Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with RIF, other RIF Funds, or to other clients of RIMCo or of Frank Russell Company, including Frank Russell Company’s wholly-owned subsidiary, Russell Trust Company. Investments in the Funds are not deposits with or other liabilities of any of the money managers and are subject to investment risk, including loss of income and principal invested and possible delays in payment of redemption proceeds. The money managers do not guarantee the performance of a Fund or any particular rate of return.
The Funds may engage or terminate a money manager at any time, subject to the approval of the Funds' Board, without a shareholder vote. Assets not allocated to money managers are managed by RIMCo.
Multi-Style Equity Fund
Columbus Circle Investors, Metro Center, One Station Place, 8th Floor, Stamford, CT 06902.
Institutional Capital LLC, 225 West Wacker Drive, Suite 2400, Chicago, IL 60606.
Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.
Mar Vista Investment Partners, LLC, 11150 Santa Monica Boulevard, Suite 320, Los Angeles, CA 90025.
Suffolk Capital Management, LLC, 810 Seventh Avenue Suite 3600, New York, NY 10019.
Sustainable Growth Advisers, LP, 3 Stamford Plaza, 301 Tresser Boulevard, Suite 1310, Stamford, CT 06901.
Aggressive Equity Fund
Conestoga Capital Advisors, LLC, 259 N. Radnor-Chester Road., Radnor Court, Suite 120, Radnor, PA 19087.
DePrince, Race & Zollo, Inc., 250 Park Avenue South, Suite 250, Winter Park, FL 32789.
Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.
RBC Global Asset Management (U.S.) Inc., 100 South 5th Street, Suite 2300, Minneapolis, MN 55402-1230.
Ranger Investment Management, L.P., 2828 N. Harwood Street, Suite 1600, Dallas, TX 75201.
Signia Capital Management, LLC, 108 North Washington Street, Suite 305, Spokane, WA 99201.
Global Real Estate Securities Fund
Cohen & Steers Capital Management, Inc., 280 Park Avenue, 10th Floor, New York, NY 10017-1216.
INVESCO Advisers, Inc., which acts as a money manager to the Fund through its INVESCO Real Estate Division, Two Peachtree Pointe, 1555 Peachtree Street N.E., Suite 1800, Atlanta, GA 30309.
Morgan Stanley Investment Management Inc., 1585 Broadway, New York, NY 10036, Morgan Stanley Investment Management Limited, 25 Cabot Square, Canary Wharf, London E144QA, England, and Morgan Stanley Investment Management Company, 23 Church Street, #16-01 Capital Square, Singapore 049481.
Non-U.S. Fund
Barrow, Hanley, Mewhinney & Strauss, LLC, JP Morgan Chase Tower, 2200 Ross Avenue, 31st Floor, Dallas, TX 75201.
MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston, MA 02116-3741.
Pzena Investment Management, LLC, 120 West 45th Street, 20th Floor, New York, NY 10036.
William Blair & Company, LLC, 222 West Adams Street Chicago, IL 60606.
69

Core Bond Fund
Colchester Global Investors Limited, Heathcoat House, 4th Floor, 20 Savile Row, London, England W1S 3PR.
Logan Circle Partners, L.P., 1717 Arch Street, Suite 1500, Philadelphia, PA 19103.
Macro Currency Group – an investment group within Principal Global Investors LLC, 801 Grand Avenue, Des Moines, IA 50392-0490. Principal Global Investors LLC is the asset management arm of the Principal Financial Group® (The Principal®), which includes various member companies including Principal Global Investors LLC, Principal Global Investors (Europe) Limited, and others. The Macro Currency Group is the specialist currency investment group within Principal Global Investors. Where used herein, Macro Currency Group means Principal Global Investors LLC.
Metropolitan West Asset Management, LLC, 865 South Figuero Street, Los Angeles, CA 90017.
Scout Investments, Inc., 227 Washington Street, Columbus, IN 47201-0727.
When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds' Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.
70

EXPENSE NOTES
The following notes supplement the Annual Fund Operating Expenses tables in the Risk/Return Summary and provide additional information necessary to understand the expenses provided in those tables:
•	“Other Expenses” includes an administrative fee of up to 0.05% of average daily net assets.
•	In addition to the advisory and administrative fees payable by the Funds to RIMCo and RFSC, each Fund that invests its cash reserves in the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo, will bear indirectly a proportionate share of that Fund’s operating expenses, which include the administrative fees that the Russell U.S. Cash Management Fund pays to RFSC. The cash reserves for all Funds are invested in the Russell U.S. Cash Management Fund. The aggregate annual rate of administrative fees payable to RFSC on the cash reserves invested in the Russell U.S. Cash Management Fund is 0.05%. The fees payable by a Fund with respect to the investment of cash reserves are included in “Acquired Fund Fees and Expenses” if they are at least 0.01% of the Fund’s average net assets. If such fees are less than 0.01% of the Fund’s average net assets, they are included in “Other Expenses.”
71

[THIS PAGE INTENTIONALLY LEFT BLANK.]

For more information about the Funds, the following documents are available without charge:
ANNUAL/SEMIANNUAL REPORTS: Additional information about each Fund’s investments is available in the Funds’ annual and semiannual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.
STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.
The annual and semiannual reports for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semiannual report or the Funds’ SAI, and may request other information or make other inquiries, by contacting the Funds at:
Russell Investment Funds
P.O. Box 8420
Boston, MA 02266-8420
Telephone: 1-800-787-7354
Neither the Funds’ SAI nor shareholder reports are available on the Funds’ website because shares of the Funds are not publicly available.
You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549.
Distributor: Russell Financial Services, Inc.
SEC File No. 811-05371
36-08-061 (0515)

Prospectus
LifePoints ® Funds
Variable Target Portfolio Series
Russell Investment Funds
MAY 1, 2015
Fund	Ticker Symbol
Moderate Strategy Fund	RIFGX
Balanced Strategy Fund	RIFHX
Growth Strategy Fund	RIFIX
Equity Growth Strategy Fund	RIFJX
The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
800-787-7354

Risk/Return Summary
Moderate Strategy Fund
Investment Objective

The Fund seeks to provide current income and moderate long term capital appreciation.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. The fees and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have increased overall fees and expenses. Please refer to your account or policy documents for a description of those fees and expenses. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
Advisory Fee	0.20%
Other Expenses	[ ]%
Acquired (Underlying) Fund Fees and Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Less Fee Waivers and Expense Reimbursements	[ ]%
Net Annual Fund Operating Expenses	[ ]%
#	[To Be Filed By Amendment]
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same (taking into account fee waivers/reimbursements in year 1 only). This example does not reflect any Insurance Company Separate Account or Policy charges. If it did, the costs shown would have been higher. Although your actual costs may be higher or lower, under these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$[ ]	$ [ ]	$ [ ]	$ [ ]
Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
1

Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” which seeks to achieve its objective by investing in a combination of several other Russell Investment Funds (“RIF”) funds or Russell Investment Company (“RIC”) funds (the “Underlying Funds”). RIC is a registered investment company that has the same investment adviser as RIF. The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. The Fund’s approximate target strategic allocation as of May 1, 2015 is 34% to equity Underlying Funds, 59% to fixed income Underlying Funds and 7% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets.  The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers. Russell Investment Management Company (“RIMCo”), the Fund's investment adviser, considers this Fund to be a “moderate” fund due to its investment objective and asset allocation to fixed income and equity Underlying Funds.
RIMCo may modify the target allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time. RIMCO’s allocation decisions are generally based on capital markets research, including factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on RIMCo’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.
Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
•	Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds, which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
•	Active Management. Despite strategies designed to achieve an Underlying Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in an Underlying Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Underlying Fund's money managers expect. Additionally, securities selected may cause an Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will
2

effectively assess an Underlying Fund's portfolio characteristics and it is possible that its judgments regarding an Underlying Fund's risk/return profile may prove incorrect. In addition, actions taken to actively manage overall Underlying Fund exposures, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage an Underlying Fund's overall exposures, may cause an Underlying Fund's returns to be lower than if an Underlying Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of an Underlying Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
•	Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that the Underlying Fund’s investments in fixed income securities could lose money. In addition, the Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.
•	Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
•	U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Underlying Fund to greater risk than investments in U.S. corporate debt securities.
•	Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
•	Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
•	Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
•	Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
•	Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
•	Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
3

•	Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.
•	Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
•	Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
•	Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
•	Derivatives . Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Underlying Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
•	Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
•	Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including real estate investment trusts (“REITs”), may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants’ credit.
•	American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
•	Commodity Risk. Exposure to the commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
4

•	Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
•	Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
•	Master Limited Partnerships (“MLPs”). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
•	Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
•	Large Redemptions. Certain Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of an Underlying Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing an Underlying Fund’s portfolio instruments or achieving an Underlying Fund’s objective.
The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo currently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing the performance of the Fund since the beginning of the Fund’s operation. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart. The performance results shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have reduced the performance results shown in this section.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with index returns that measure broad market performance. The Fund is a fund of funds that invests in a variety of asset classes. Therefore, no single index provides an appropriate basis for comparison. For reference purposes, the indexes presented in the chart below have characteristics that represent the largest of these asset classes.
Past performance is no indication of future results.
5

[To Be Updated By Amendment]
Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2014	1 Year	5 Year	Since Inception*
Moderate Strategy Fund	[ ]%	[ ]%	[ ]%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)**	[ ]%	[ ]%	[ ]%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
*	The Fund first issued Shares on May 1, 2007.
**	The Barclays U.S. Aggregate Bond Index was formerly known as the Barclays Capital U.S. Aggregate Bond Index.
Management

Investment Adviser
RIMCo is the investment adviser of the Fund and the Underlying Funds.
Portfolio Managers
Rob Balkema, a Portfolio Manager, and Brian Meath, a Senior Portfolio Manager, have primary responsibility for the management of the Fund. Mr. Balkema and Mr. Meath have managed the Fund since December 2014.
Additional Information

For important information about:
•	Purchase of Fund Shares, please see Purchase of Fund Shares on page 25.
•	Redemption of Fund Shares, please see Redemption of Fund Shares on page 25.
•	Taxes, please see Taxes on page 25.
•	Servicing Arrangements, please see Servicing Arrangements on page 25.
6

Balanced Strategy Fund
Investment Objective

The Fund seeks to provide above average long term capital appreciation and a moderate level of current income.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. The fees and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have increased overall fees and expenses. Please refer to your account or policy documents for a description of those fees and expenses. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
Advisory Fee	0.20%
Other Expenses	[ ]%
Acquired (Underlying) Fund Fees and Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Less Fee Waivers and Expense Reimbursements	[ ]%
Net Annual Fund Operating Expenses	[ ]%
#	[To Be Filed By Amendment]
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same (taking into account fee waivers/reimbursements in year 1 only). This example does not reflect any Insurance Company Separate Account or Policy charges. If it did, the costs shown would have been higher. Although your actual costs may be higher or lower, under these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$ [ ]	$ [ ]	$ [ ]	$ [ ]
Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” which seeks to achieve its objective by investing in a combination of several other Russell Investment Funds (“RIF”) funds or Russell Investment Company (“RIC”) funds (the “Underlying Funds”). RIC is a registered investment company that has the same investment adviser as RIF. The Fund intends its strategy of investing
7

in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. The Fund’s approximate target strategic allocation as of May 1, 2015 is 55% to equity Underlying Funds, 35% to fixed income Underlying Funds and 10% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets.  The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers. Russell Investment Management Company (“RIMCo”), the Fund's investment adviser, considers this Fund to be a “balanced” fund due to its investment objective and asset allocation to equity and fixed income Underlying Funds.
RIMCo may modify the target allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time. RIMCO’s allocation decisions are generally based on capital markets research, including factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on RIMCo’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.
Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
•	Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds, which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
•	Active Management. Despite strategies designed to achieve an Underlying Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in an Underlying Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Underlying Fund's money managers expect. Additionally, securities selected may cause an Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess an Underlying Fund's portfolio characteristics and it is possible that its judgments regarding an Underlying Fund's risk/return profile may prove incorrect. In addition, actions taken to actively manage overall Underlying Fund exposures, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
8

•	Index-Based Investing. Index-based strategies, which may be used to actively manage an Underlying Fund's overall exposures, may cause an Underlying Fund's returns to be lower than if an Underlying Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of an Underlying Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
•	Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that the Underlying Fund’s investments in fixed income securities could lose money. In addition, the Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.
•	Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
•	U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Underlying Fund to greater risk than investments in U.S. corporate debt securities.
•	Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
•	Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
•	Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
•	Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
•	Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
•	Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
•	Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.
9

•	Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
•	Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
•	Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
•	Derivatives . Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Underlying Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
•	Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
•	Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including real estate investment trusts (“REITs”), may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants’ credit.
•	American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
•	Commodity Risk. Exposure to the commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
•	Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
•	Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low
10

GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
•	Master Limited Partnerships (“MLPs”). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
•	Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
•	Large Redemptions. Certain Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of an Underlying Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing an Underlying Fund’s portfolio instruments or achieving an Underlying Fund’s objective.
The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo currently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing the performance of the Fund since the beginning of the Fund’s operation. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart. The performance results shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have reduced the performance results shown in this section.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with index returns that measure broad market performance. The Fund is a fund of funds that invests in a variety of asset classes. Therefore, no single index provides an appropriate basis for comparison. For reference purposes, the indexes presented in the chart below have characteristics that represent the largest of these asset classes.
Past performance is no indication of future results.
11

[To Be Updated By Amendment]
Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2014	1 Year	5 Years	Since Inception*
Balanced Strategy Fund	[ ]%	[ ]%	[ ]%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)**	[ ]%	[ ]%	[ ]%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)	[ ]%	[ ]%	[ ]%
*	The Fund first issued Shares on May 1, 2007.
**	The Barclays U.S. Aggregate Bond Index was formerly known as the Barclays Capital U.S. Aggregate Bond Index.
Management

Investment Adviser
RIMCo is the investment adviser of the Fund and the Underlying Funds.
Portfolio Managers
Rob Balkema, a Portfolio Manager, and Brian Meath, a Senior Portfolio Manager, have primary responsibility for the management of the Fund. Mr. Balkema and Mr. Meath have managed the Fund since December 2014.
Additional Information

For important information about:
•	Purchase of Fund Shares, please see Purchase of Fund Shares on page 25.
•	Redemption of Fund Shares, please see Redemption of Fund Shares on page 25.
•	Taxes, please see Taxes on page 25.
•	Servicing Arrangements, please see Servicing Arrangements on page 25.
Growth Strategy Fund
Investment Objective

The Fund seeks to provide high long term capital appreciation, and as a secondary objective, current income.
12

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. The fees and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have increased overall fees and expenses. Please refer to your account or policy documents for a description of those fees and expenses. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
Advisory Fee	0.20%
Other Expenses	[ ]%
Acquired (Underlying) Fund Fees and Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Less Fee Waivers and Expense Reimbursements	[ ]%
Net Annual Fund Operating Expenses	[ ]%
#	[To Be Filed By Amendment]
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same (taking into account fee waivers/reimbursements in year 1 only). This example does not reflect any Insurance Company Separate Account or Policy charges. If it did, the costs shown would have been higher. Although your actual costs may be higher or lower, under these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$ [ ]	$ [ ]	$ [ ]	$ [ ]
Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” which seeks to achieve its objective by investing in a combination of several other Russell Investment Funds (“RIF”) funds or Russell Investment Company (“RIC”) funds (the “Underlying Funds”). RIC is a registered investment company that has the same investment adviser as RIF. The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. The Fund’s approximate target strategic allocation as of May 1, 2015 is 71% to equity Underlying Funds, 16% to fixed income Underlying Funds and 13% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets.
13

The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers. Russell Investment Management Company (“RIMCo”), the Fund's investment adviser, considers this Fund to be a “growth” fund due to its investment objective and asset allocation to equity and alternative Underlying Funds.
RIMCo may modify the target allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time. RIMCO’s allocation decisions are generally based on capital markets research, including factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on RIMCo’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.
Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
•	Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds, which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
•	Active Management. Despite strategies designed to achieve an Underlying Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in an Underlying Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Underlying Fund's money managers expect. Additionally, securities selected may cause an Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess an Underlying Fund's portfolio characteristics and it is possible that its judgments regarding an Underlying Fund's risk/return profile may prove incorrect. In addition, actions taken to actively manage overall Underlying Fund exposures, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as
14

the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage an Underlying Fund's overall exposures, may cause an Underlying Fund's returns to be lower than if an Underlying Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of an Underlying Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that the Underlying Fund’s investments in fixed income securities could lose money. In addition, the Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.
•	Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
•	U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Underlying Fund to greater risk than investments in U.S. corporate debt securities.
•	Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
•	Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
•	Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
•	Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
•	Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
•	Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
•	Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.
•	Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
•	Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
15

•	Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
•	Derivatives . Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
•	Credit Default Swaps. Credit default swap agreements may involve greater risks than if the Underlying Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk and counterparty risk.
•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
•	Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
•	Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including real estate investment trusts (“REITs”), may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants’ credit.
•	American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
•	Commodity Risk. Exposure to the commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
•	Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
•	Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
•	Master Limited Partnerships (“MLPs”). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a
16

particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
•	Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
•	Large Redemptions. Certain Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of an Underlying Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing an Underlying Fund’s portfolio instruments or achieving an Underlying Fund’s objective.
The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo currently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing the performance of the Fund since the beginning of the Fund’s operation. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart. The performance results shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have reduced the performance results shown in this section.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with index returns that measure broad market performance. The Fund is a fund of funds that invests in a variety of asset classes. Therefore, no single index provides an appropriate basis for comparison. For reference purposes, the indexes presented in the chart below have characteristics that represent the largest of these asset classes.
Past performance is no indication of future results.
[To Be Updated By Amendment]
Calendar Year Total Returns

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Average annual total returns for the periods ended December 31, 2014	1 Year	5 Years	Since Inception*
Growth Strategy Fund	[ ]%	[ ]%	[ ]%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)**	[ ]%	[ ]%	[ ]%
Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)	[ ]%	[ ]%	[ ]%
*	The Fund first issued Shares on May 1, 2007.
**	The Barclays U.S. Aggregate Bond Index was formerly known as the Barclays Capital U.S. Aggregate Bond Index.
Management

Investment Adviser
RIMCo is the investment adviser of the Fund and the Underlying Funds.
Portfolio Managers
Rob Balkema, a Portfolio Manager, and Brian Meath, a Senior Portfolio Manager, have primary responsibility for the management of the Fund. Mr. Balkema and Mr. Meath have managed the Fund since December 2014.
Additional Information

For important information about:
•	Purchase of Fund Shares, please see Purchase of Fund Shares on page 25.
•	Redemption of Fund Shares, please see Redemption of Fund Shares on page 25.
•	Taxes, please see Taxes on page 25.
•	Servicing Arrangements, please see Servicing Arrangements on page 25.
Equity Growth Strategy Fund
Investment Objective

The Fund seeks to provide high long term capital appreciation.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. The fees and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have increased overall fees and expenses. Please refer to your account or policy documents for a description of those fees and expenses. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
None
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Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#
Advisory Fee	0.20%
Other Expenses	[ ]%
Acquired (Underlying) Fund Fees and Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Less Fee Waivers and Expense Reimbursements	[ ]%
Net Annual Fund Operating Expenses	[ ]%
#	[To Be Filed By Amendment]
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same (taking into account fee waivers/reimbursements in year 1 only). This example does not reflect any Insurance Company Separate Account or Policy charges. If it did, the costs shown would have been higher. Although your actual costs may be higher or lower, under these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$ [ ]	$ [ ]	$ [ ]	$ [ ]
Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [ ]% of the average value of its portfolio. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance

Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” which seeks to achieve its objective by investing in a combination of several other Russell Investment Funds (“RIF”) funds or Russell Investment Company (“RIC”) funds (the “Underlying Funds”). RIC is a registered investment company that has the same investment adviser as RIF. The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. The Fund’s approximate target strategic allocation as of May 1, 2015 is 79% to equity Underlying Funds, 8% to fixed income Underlying Funds and 13% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets.  The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers. Russell Investment Management Company (“RIMCo”), the Fund's investment adviser, considers this Fund to be an “equity growth” fund due to its investment objective and asset allocation to equity and alternative Underlying Funds.
RIMCo may modify the target allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time. RIMCO’s allocation decisions are generally based on capital markets research, including factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on RIMCo’s capital markets research, and/or (3) due to the implementation over a period
19

of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in shares of equity Underlying Funds. The Fund considers certain alternative Underlying Funds that invest predominantly in equity securities to be equity Underlying Funds for purposes of assessing compliance with this policy.
Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
•	Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
•	Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds, which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
•	Active Management. Despite strategies designed to achieve an Underlying Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in an Underlying Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo or the Underlying Fund's money managers expect. Additionally, securities selected may cause an Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess an Underlying Fund's portfolio characteristics and it is possible that its judgments regarding an Underlying Fund's risk/return profile may prove incorrect. In addition, actions taken to actively manage overall Underlying Fund exposures, including risk, may be ineffective and/or cause the Underlying Fund to underperform.
•	Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
•	Index-Based Investing. Index-based strategies, which may be used to actively manage an Underlying Fund's overall exposures, may cause an Underlying Fund's returns to be lower than if an Underlying Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of an Underlying Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
•	Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting
20

in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
•	Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
•	Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that the Underlying Fund’s investments in fixed income securities could lose money. In addition, the Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.
•	Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
•	U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Underlying Fund to greater risk than investments in U.S. corporate debt securities.
•	Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
•	Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
•	Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
•	Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.
•	Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
•	Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
•	Derivatives . Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Underlying Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
21

•	Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
•	Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
•	Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including real estate investment trusts (“REITs”), may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants’ credit.
•	American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
•	Commodity Risk. Exposure to the commodities markets may subject the Underlying Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
•	Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
•	Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
•	Master Limited Partnerships (“MLPs”). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
•	Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
•	Large Redemptions. Certain Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
•	Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of an Underlying Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing an Underlying Fund’s portfolio instruments or achieving an Underlying Fund’s objective.
22

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo currently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing the performance of the Fund since the beginning of the Fund’s operation. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart. The performance results shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have reduced the performance results shown in this section.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with index returns that measure broad market performance. The Fund is a fund of funds that invests in a variety of asset classes. Therefore, no single index provides an appropriate basis for comparison. For reference purposes, the indexes presented in the chart below have characteristics that represent the largest of these asset classes.
Past performance is no indication of future results.
[To Be Updated By Amendment]
Calendar Year Total Returns

Average annual total returns for the periods ended December 31, 2014	1 Year	5 Years	Since Inception*
Equity Growth Strategy Fund	[ ]%	[ ]%	[ ]%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)	[ ]%	[ ]%	[ ]%
*	The Fund first issued Shares on May 1, 2007.
Management

Investment Adviser
RIMCo is the investment adviser of the Fund and the Underlying Funds.
Portfolio Managers
Rob Balkema, a Portfolio Manager, and Brian Meath, a Senior Portfolio Manager, have primary responsibility for the management of the Fund. Mr. Balkema and Mr. Meath have managed the Fund since December 2014.
23

Additional Information

For important information about:
•	Purchase of Fund Shares, please see Purchase of Fund Shares on page 25.
•	Redemption of Fund Shares, please see Redemption of Fund Shares on page 25.
•	Taxes, please see Taxes on page 25.
•	Servicing Arrangements, please see Servicing Arrangements on page 25.
24

Additional Information

Purchase of Fund Shares
Each insurance company (“Insurance Company”) places orders for its accounts (“Separate Account”) which hold the interests of each variable insurance product (“Policy”) owner based on, among other things, the amount of premium payments to be invested pursuant to such Policies. Individuals may not place orders directly with Russell Investment Funds (“RIF”) or the Funds. See the prospectus of the Separate Account and Policies of the Insurance Company for more information on the purchase of Fund Shares and with respect to the availability for investment in specific Funds. The Funds do not issue share certificates. Any minimum or subsequent investment requirements are governed by the applicable Policy through which you invest.
For more information about how to purchase Shares, please see Additional Information About Purchase of Fund Shares in the Funds' Prospectus.
Redemption of Fund Shares
Shares may be redeemed at any time by Insurance Companies on behalf of their Separate Accounts or their general accounts. Individuals may not place redemption orders directly with RIF or the Funds. Redemption requests for Fund Shares are based on premiums and transaction requests represented to the Funds by each Insurance Company as having been received prior to 4:00 p.m. Eastern Time or the close of the New York Stock Exchange (“NYSE”), whichever is earlier on any business day of the Funds.
For more information about how to redeem Shares, please see Additional Information About Redemption of Fund Shares in the Funds' Prospectus.
Taxes
Provided that the Funds and Separate Accounts of Insurance Companies investing in the Funds satisfy applicable tax requirements, the Funds generally will not be subject to federal tax. Special tax rules apply to Insurance Companies, variable annuity contracts and variable life insurance contracts. For a discussion of the taxation of life insurance companies and the Separate Accounts, as well as the tax treatment of the Policies and the holders thereof, see the discussion regarding “Federal Tax Considerations” included in the prospectus for the Policies.
For more information about Taxes, please see Additional Information About Taxes in the Funds' Prospectus.
Servicing Arrangements
Some Insurance Companies have entered into arrangements with Russell Fund Services Company (“RFSC”) and/or Russell Financial Services, Inc. (“RFS” or the “Distributor”) pursuant to which they may receive compensation from RFSC and/or the Distributor, from RFSC’s and/or the Distributor’s own resources, for administrative and/or other services provided by those Insurance Companies. These payments may create a conflict of interest by influencing the Insurance Company and your salesperson to recommend the Funds or a Fund over another investment or by influencing an Insurance Company’s decision to include the Funds as an underlying investment option in its Policy. Ask your salesperson or visit your Insurance Company’s web site for more information.
25

MANAGEMENT OF THE Funds and Underlying Funds
[To Be Updated By Amendment]
The Funds' and Underlying Funds' investment adviser is RIMCo, 1301 Second Avenue, 18th Floor, Seattle, Washington 98101. RIMCo pioneered the “multi-style, multi-manager” investment method in mutual funds and, as of December 31, 2014, managed over $43.8 billion in 48 mutual fund portfolios. RIMCo, a wholly-owned subsidiary of Frank Russell Company (“Russell”), was established in 1982 to serve as the investment management arm of Russell. Russell was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell is an indirect subsidiary of London Stock Exchange Group plc (“LSEG”). LSEG is a diversified international market infrastructure and capital markets business.
Effective December 2, 2014, LSEG acquired the entire issued share capital of Russell. In connection with the transaction, LSEG is conducting a comprehensive review of Russell’s investment management business to determine its positioning and fit with LSEG. The Funds are not able at this time to determine the outcome or effect, if any, of this review on Russell’s investment management business or the investment advisory and other services that Russell and its affiliates provide to the Funds.
Each of the Funds is a “fund of funds” and invests only in the shares of other RIF funds (“RIF Funds”) or in shares of RIC funds (“RIC Funds”). RIC is a registered investment company that has the same investment adviser as RIF.
Russell Investment Funds (“RIF”) has been organized to provide an investment base for one or more variable insurance products (“Policies”) to be issued by one or more insurance companies (each referred to herein as an “Insurance Company”). Additionally, Insurance Companies may invest their own general account assets in the Funds. Each Insurance Company holds the interests of each Policy owner in a separate account (“Separate Account”). Accordingly, the interest of a Policy owner in RIF’s Shares is subject to the terms of the Policy described in the accompanying prospectus for the Policy, which should be reviewed carefully by a person considering the purchase of a Policy. That prospectus describes the relationship between increases or decreases in the net asset value of Shares and any distributions on such Shares, and the benefits provided under the Policy. The rights of an Insurance Company as a shareholder of a Fund should be distinguished from the rights of a Policy owner which are described in the Policies. As long as Shares of the Funds are sold only to Insurance Companies, the term “shareholder” or “shareholders” in this Prospectus refers to an Insurance Company owning Shares of RIF. Most RIC and RIF Funds are designed to be used within multi-asset portfolios. Each Fund offers investors the opportunity to invest in a diversified mutual fund investment allocation program and is designed to provide exposure to RIMCo’s multi-asset investment method utilizing RIMCo’s and Russell’s money manager research services. Multi-asset investing is the process of gaining exposure to a globally diverse mix of asset classes and styles and may combine traditional securities, such as equities and bonds, with non-traditional approaches, such as alternative investments. Russell's multi-asset approach combines diversification, research and selection of unaffiliated money managers and dynamic portfolio management.  Russell uses its core capabilities (capital markets insights, manager research, portfolio construction, portfolio implementation and Indexes) to manage the Funds by combining various money managers and strategies into a single Fund.
Most Underlying Funds' assets are invested using a “multi-style, multi-manager diversification” technique. Unlike most investment companies that have a single organization that acts as investment adviser, the Underlying Funds divide responsibility for investment advice between RIMCo and a number of money managers unaffiliated with RIMCo. RIMCo utilizes the money manager research and other resources of Russell in providing services to the RIF Funds. Russell’s money manager research services include evaluating and recommending to RIMCo professional investment advisory and management organizations (“money managers”) to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.
Each Fund has a greater potential than most mutual funds for diversification among investment styles and money managers since it invests in shares of several Underlying Funds. Each Fund was created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program.
RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds and Underlying Funds, including developing the investment program for each Fund and Underlying Fund and managing each Fund’s and Underlying Fund's overall exposures.  All assets of the Funds are allocated to the Underlying Funds. Subject to the approval of the Underlying Funds' Board of Trustees, RIMCo selects, oversees and evaluates the performance results of the Underlying Funds' money managers and allocates most Underlying Fund assets among multiple money manager investment strategies. A money manager may have (1) a discretionary asset management
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assignment pursuant to which it is allocated a portion of Underlying Fund assets to manage directly and selects the individual portfolio securities for the assets assigned to it, (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIMCo representing its investment recommendations, based upon which RIMCo purchases and sells securities for an Underlying Fund or (3) both a discretionary and non-discretionary assignment. RIMCo does not evaluate the investment merits of a money manager’s individual security selections or recommendations. Money managers are unaffiliated with RIMCo. RIMCo manages the portion of each Underlying Fund's assets that RIMCo determines not to allocate to the discretionary money managers. Assets not allocated to money managers include assets managed by RIMCo based upon model portfolios provided by non-discretionary money managers, an Underlying Fund’s liquidity reserves and assets which may be managed directly by RIMCo to effect a Fund’s investment strategies and/or to actively manage the Underlying Fund’s overall exposures to seek to achieve the desired risk/return profile for the Underlying Fund. RIMCo may also manage portions of an Underlying Fund during transitions between money managers.
The Funds' and Underlying Funds' administrator is Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo. RFSC is also the transfer agent for the Fund and Underlying Funds. RFSC, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. The Funds' and Underlying Funds' custodian, State Street Bank and Trust Company, maintains custody of the Funds' and Underlying Funds' assets and establishes and monitors subcustodial relationships with banks and certain other financial institutions in the foreign countries in which the Funds and Underlying Funds invest. RFSC, in its capacity as the Funds’ transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. As described above, each Fund  and Underlying Fund conducts its business through a number of service providers who act on its behalf. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.
RIMCo’s employees who have primary responsibility for the management of the Funds (the “RIMCo Managers”) are:
•	Rob Balkema, Portfolio Manager since 2012. From 2010 to 2012, Mr. Balkema was a Senior Research Analyst on the investment process and risk team. From 2009 to 2010, Mr. Balkema was a Research Analyst on the global equity team. Mr. Balkema shares primary responsibility for the management of the Moderate Strategy, Balanced Strategy, Growth Strategy and Equity Growth Strategy Funds with Mr. Meath.
•	Brian Meath, Senior Portfolio Manager since November 2013. Mr. Meath was a Portfolio Manager from 2010 to 2013. From 2007 through 2010, Mr. Meath was Founder of Cause Investments. Mr. Meath shares primary responsibility for the management of the Moderate Strategy, Balanced Strategy, Growth Strategy and Equity Growth Strategy Funds with Mr. Balkema.
Please see the Funds' Statement of Additional Information for additional information about the RIMCo Managers' compensation, other accounts managed by the RIMCo Managers and the RIMCo Managers' ownership of securities in the Funds.
In the last fiscal year, the Funds did not pay RIMCo any advisory fees. However, the Funds paid indirectly a proportionate share of operating expenses of the Underlying Funds, including the advisory fees paid to RIMCo by the Underlying Funds in which the Funds invest.
In the last fiscal year, the aggregate annual rate of advisory fees paid to RIMCo as a percentage of average daily net assets of each Underlying Fund was: RIF Multi-Style Equity Fund, [ ]%; RIF Aggressive Equity Fund, [ ]%; RIC Russell U.S. Defensive Equity Fund, 0.55%; RIC Russell U.S. Dynamic Equity Fund, 0.80%; RIF Non-U.S. Fund, [ ]%; RIC Russell Global Equity Fund, 0.95%; RIC Russell Emerging Markets Fund, 1.15%; RIC Russell Global Opportunistic Credit Fund, 0.72%; RIF Core Bond Fund, [ ]%; RIC Russell Investment Grade Bond Fund, 0.25%; RIC Russell Short Duration Bond Fund, 0.40%; RIC Russell Commodity Strategies Fund, 0.93%; RIC Russell Global Infrastructure Fund, 0.93%; and RIF Global Real Estate Securities Fund, [ ]%.
Each Underlying Fund generally invests its cash in an unregistered cash management fund advised by RIMCo. RIMCo has waived its 0.05% advisory fee for the unregistered fund. RFSC charges a 0.05% administrative fee to the unregistered fund.
Each Underlying Fund that lends its portfolio securities invests all or a portion of its collateral received in securities lending transactions in an unregistered cash management fund advised by RIMCo. The management fee payable to RIMCo on the securities lending collateral invested in the unregistered fund is 0.07%. Out of the management fee, RFSC receives a 0.025% administrative fee and RIMCo pays certain expenses of the unregistered fund.
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A discussion regarding the basis for approval by the Board of Trustees (“Board”) of the continuation of the investment advisory contract between RIMCo and the Funds is available in the Funds' annual report to shareholders covering the period ended December 31, 2014.
On October 17, 2013, Fred McClure filed a derivative lawsuit against RIMCo on behalf of ten RIC funds: the Russell Commodity Strategies Fund, Russell Emerging Markets Fund, Russell Global Equity Fund, Russell Global Infrastructure Fund, Russell Global Opportunistic Credit Fund, Russell International Developed Markets Fund, Russell Multi-Strategy Alternative Fund, Russell Strategic Bond Fund, Russell U.S. Small Cap Equity Fund and Russell Global Real Estate Securities Fund.  The lawsuit, which was filed in the United States District Court for the District of Massachusetts, seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (“1940 Act”), for the funds' alleged payment of excessive investment management fees to RIMCo.  On December 8, 2014, Fred McClure filed a second derivative lawsuit in the United States District Court for the District of Massachusetts. This second suit involves the same ten RIC funds, and the allegations are similar, although the second suit adds a claim alleging that RFSC charged the funds excessive administrative fees under Section 36(b). The plaintiff seeks recovery of the amount of the allegedly excessive compensation or payments received from these ten RIC funds and earnings that would have accrued to the plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid, for a period commencing one year prior to the filing of the lawsuit through the date of the trial. RIMCo intends to vigorously defend the actions.
THE MONEY MANAGERS for the Underlying Funds
RIMCo allocates most of each Underlying Fund’s assets among multiple money manager investment strategies. Money managers are unaffiliated with RIMCo and are listed under “Money Manager Information” at the end of this Prospectus. Assets not allocated to discretionary money managers are managed by RIMCo. RIMCo, as the Underlying Funds' adviser, may change the allocation of an Underlying Fund's assets at any time.
A money manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of Underlying Fund assets to manage directly, (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIMCo representing its investment recommendations, based upon which RIMCo purchases and sells securities for an Underlying Fund or (3) both a discretionary and non-discretionary assignment.
Each discretionary money manager has complete discretion to select portfolio securities for its segment of an Underlying Fund's assets. Each non-discretionary money manager provides RIMCo with a model portfolio, based upon which RIMCo purchases and sells securities for an Underlying Fund. Each money manager must operate within each Underlying Fund's investment objectives, restrictions and policies. Additionally, each money manager must operate within more specific parameters developed from time to time by RIMCo. RIMCo develops such parameters for each money manager based on an Underlying Fund's investment program, RIMCo’s assessment of the money manager’s expertise and investment style. By assigning more specific parameters to each money manager, RIMCo attempts to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although, under the Funds’ multi-manager structure, RIMCo is responsible for oversight of the services provided by the Underlying Funds’ money managers and for providing reports to the Board regarding the money managers’ activities, the Board, the officers, RIMCo and Russell do not evaluate the investment merits of a money manager’s individual security selections.
The Underlying Funds received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits RIMCo to engage or terminate a money manager at any time, subject to the approval by the Underlying Funds' Board, without a shareholder vote. An Underlying Fund is required to notify its shareholders within 90 days after a money manager begins providing services. Each Underlying Fund selects money managers based upon the research and recommendations of RIMCo. RIMCo, utilizing the money manager research provided by Russell, evaluates quantitatively and qualitatively the money managers’ investment style and process, performance record and portfolio characteristics in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.
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INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES OF THE FUNDS
Each of the following Funds has a non-fundamental investment objective. This means that each Fund’s investment objective may be changed by the Board of a Fund without shareholder approval. If a Fund’s investment objective is changed, the Prospectus will be supplemented to reflect the new investment objective. To the extent that there is a material change in a Fund’s investment objective, shareholders will be provided with reasonable notice. The Board may, if it deems appropriate to do so, authorize the liquidation or merger of a Fund without shareholder approval, in circumstances where shareholder approval is not otherwise required by the Investment Company Act of 1940.
Each of the Funds is a “fund of funds” which seeks to achieve its objective by investing in a set combination of several other RIF Funds and RIC funds.
Moderate Strategy Fund	seeks to provide current income and moderate long term capital appreciation.
Balanced Strategy Fund	seeks to provide above average long term capital appreciation and a moderate level of current income.
Growth Strategy Fund	seeks to provide high long term capital appreciation, and as a secondary objective, current income.
Equity Growth Strategy Fund	seeks to provide high long term capital appreciation.
Principal Investment Strategies
Each of the RIF LifePoints Funds is a “fund of funds,” and diversifies its assets by investing, at present, in Shares of several other RIF Funds and in certain RIC Funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of the Underlying Funds. Each Fund currently intends to invest only in the Underlying Funds. The following table shows each Fund’s target strategic asset allocation effective May 1, 2015 to equity Underlying Funds, fixed income Underlying Funds and alternative Underlying Funds. The equity Underlying Funds in which the Funds may invest include the RIF Multi-Style Equity, RIC Russell U.S. Defensive Equity, RIC Russell U.S. Dynamic Equity, RIF Aggressive Equity, RIF Non-U.S., RIC Russell Global Equity and RIC Russell Emerging Markets Funds. The fixed income Underlying Funds in which the Funds may invest include the RIC Russell Global Opportunistic Credit, RIF Core Bond, RIC Russell Investment Grade Bond and RIC Russell Short Duration Bond Funds. The alternative Underlying Funds in which the Funds may invest include the RIC Russell Commodity Strategies, RIC Russell Global Infrastructure and RIF Global Real Estate Securities Funds. Each Fund intends its strategy of investing in combinations of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.
Target Strategic Asset Allocation Range of the Funds to the Underlying Funds as of May 1, 2015*
Type of Underlying Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund
Equity	34%	55%	71%	79%
Fixed Income	59%	35%	16%	8%
Alternative**	7%	10%	13%	13%
* As described below, actual asset allocation may vary.
** Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets.
RIMCo, the Funds’ investment adviser, may modify the target allocation for any Fund, including changes to the Underlying Funds in which a Fund invests from time to time. RIMCo’s allocation decisions are generally based on capital markets research including factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on RIMCo’s capital markets research, and/or (3) due to the implementation
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over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.
In the future, the Fund may also invest in other RIC Underlying Funds that pursue investment strategies not pursued by the current Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds. Information regarding a Fund’s actual and target strategic allocations to the Underlying Funds is available to shareholders on a periodic basis through the Fund’s quarterly, semiannual and annual reports, filed with the SEC.
The Equity Growth Strategy Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in shares of equity Underlying Funds. The Fund considers certain alternative Underlying Funds that invest predominantly in equity securities to be equity Underlying Funds for purposes of assessing compliance with this policy. The Equity Growth Strategy Fund is required to provide 60 days’ notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Equity Growth Strategy Fund invests its assets.
On rare occasions, a Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, a Fund may not achieve its investment objective during such times. A Fund may take a defensive position by raising cash levels and/or reducing or eliminating the strategy to expose its cash to the performance of appropriate markets.
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INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES
of the Underlying Funds
The objective and principal strategies of each Underlying Fund are described in this section. The Funds currently intend to allocate assets to all or some of the Underlying Funds described below. Further information about the Underlying Funds is contained in the Prospectus and the Statement of Additional Information of the Underlying Funds. Because each Fund invests in the Underlying Funds, investors in each Fund will be affected by the Underlying Funds’ investment strategies in direct proportion to the amount of assets each Fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus for an Underlying Fund, contact RIF at 800-787-7354.
Each of the following Underlying Funds has either a fundamental or a non-fundamental investment objective as noted below. A fundamental investment objective may only be changed with shareholder approval. A non-fundamental investment objective may be changed by the Board of an Underlying Fund without shareholder approval. If an Underlying Fund’s investment objective is changed, the Prospectus will be supplemented to reflect the new investment objective.
RIMCo or the money managers may or may not use all of the securities and investment strategies listed below. This Prospectus does not describe all of the various types of securities and investment strategies that may be used by the Underlying Funds. The Underlying Funds may invest in other types of securities and use other investment strategies that are not described in this Prospectus. Such securities and investment strategies may subject the Underlying Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment strategies described in this Prospectus and about additional securities and non-principal investment strategies that may be used by the Underlying Funds.
Unless otherwise stated, all percentage and credit quality limitations on Underlying Fund investments listed in this Prospectus apply at the time of investment. There would be no violation of any of these limitations unless a Fund fails to comply with any such limitation immediately after and as a result of an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.
RIF Multi-Style Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities. The Fund invests principally in common stocks of large and medium capitalization U.S. companies. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company (“RIMCo”). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. RIMCo may use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling, or utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
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RIC Russell U.S. Defensive Equity Fund
Investment Objective (Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities economically tied to the U.S. The Fund invests principally in common stocks of large and medium capitalization U.S. companies. The Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index or within the capitalization range of the Russell 1000® Index as measured at its most recent reconstitution. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers. Fund assets not allocated to money managers are managed by Russell Investment Management Company (“RIMCo”). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. RIMCo may use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling, or utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures. The Fund employs a defensive style of investing. Defensive style emphasizes investments in equity securities of companies believed to have: (i) lower than average stock price volatility (i.e., the amount by which a stock’s price rises and falls over short-term time periods); (ii) characteristics indicating high financial quality, which may include lower financial leverage and/or higher return on capital; and/or (iii) stable business fundamentals, which may include higher earnings stability. The Fund's investment strategy is designed to provide returns that are less volatile than those of the broad U.S. large and medium capitalization equity market. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
RIC Russell U.S. Dynamic Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities economically tied to the U.S. The Fund invests principally in common stocks of large and medium capitalization U.S. companies. The Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index or within the capitalization range of the Russell 1000® Index as measured at its most recent reconstitution. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches to dynamic stock investing are intended to complement one another. Fund assets not allocated to money managers are managed by Russell Investment Management Company (“RIMCo”). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. RIMCo may use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling, or utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures. The Fund generally employs a dynamic style of investing. Dynamic style emphasizes investments in equity securities of companies believed to be currently undergoing or expected to undergo positive change that will lead to stock price appreciation. Dynamic stocks typically have: (i) higher than average stock price volatility (i.e., the amount by which a stock’s price rises and falls over short-term time periods); (ii) characteristics indicating lower financial quality, which may include greater financial leverage; and/or (iii) less business stability, which may include lower earnings stability. The Fund may employ a limited long-short strategy (also referred to as a 115/15 or 120/20 strategy) pursuant to which it sells
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securities short. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
RIF Aggressive Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities. The Fund invests principally in common stocks of small capitalization U.S. companies, some of which are also considered micro capitalization U.S. companies. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company (“RIMCo”). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. RIMCo may use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling, or utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
RIF Non-U.S. Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets plus borrowings for investment purposes in non-U.S. securities. The Fund invests principally in equity securities, including common stocks and preferred stocks, issued by companies incorporated in developed markets outside the U.S. and in depositary receipts. The Fund’s securities are denominated principally in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are economically tied to emerging market countries. The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country.The Fund invests principally in large and medium capitalization companies, but may also invest in small capitalization companies. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company (“RIMCo”). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. RIMCo may use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling, or utilize
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quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts and may engage in currency transactions for speculative purposes. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
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RIC Russell Global Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities. The Fund invests principally in equity securities, including common stocks and preferred stocks, of companies economically tied to a number of countries around the world, including the U.S., and in depositary receipts, in a globally diversified manner. A portion of the Fund’s securities are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are economically tied to emerging market countries. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Fund invests principally in large and medium capitalization companies, but may also invest in small capitalization companies. The Fund employs a multi-style (growth, value, market-oriented and defensive) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company (“RIMCo”). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. RIMCo may use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling, or utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts. The Fund may use derivatives, including stock options, country index futures and swaps or currency forwards, to (1) manage country and currency exposure as a substitute for holding securities directly or (2) facilitate the implementation of its investment strategy. The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts and may engage in currency transactions for speculative purposes. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
RIC Russell Emerging Markets Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in emerging market companies. The Fund principally invests in equity securities, including common stock and preferred stock of companies that are economically tied to emerging market countries and in depositary receipts. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Fund invests in large, medium and small capitalization companies. The Fund’s securities are denominated principally in foreign currencies and are typically held outside the U.S. A portion of the Fund’s net assets may be “illiquid securities.” The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company (“RIMCo”). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. RIMCo may use strategies based on indexes that represent the desired exposures, including index
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replication and optimized index sampling, or utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts. The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts and may engage in currency transactions for speculative purposes. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
RIC Russell Commodity Strategies Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term total return.
Principal Investment Strategies
The Fund pursues its investment objective by investing directly, and/or indirectly through a wholly-owned subsidiary, in commodity index-linked instruments, other commodity-linked instruments, derivative instruments (including swap agreements and commodity-linked structured notes, futures and options contracts with respect to indexes or individual commodities and options on futures contracts), cash and fixed income securities that together are intended to provide exposure to the performance of the collateralized commodity futures market. It is designed to generally achieve positive performance relative to that of the Bloomberg Commodity Index Total Return (“Bloomberg Index”), although there can be no guarantee that this positive performance will be achieved. The Bloomberg Index is a broadly diversified futures index composed of futures contracts on 22 physical commodities. The Fund gains exposure to the commodities markets by investing up to 25% of its total assets in a wholly-owned subsidiary of the Fund (the “Subsidiary”) organized as a company under the laws of the Cayman Islands. The Fund’s or the Subsidiary’s use of derivatives may cause the Fund’s or Subsidiary’s investment returns to be impacted by the performance of instruments the Fund or the Subsidiary does not own and result in the Fund’s or the Subsidiary’s total investment exposure exceeding the value of its portfolio.
The Fund may invest in corporate debt securities, U.S. Government securities, variable and floating rate securities, mortgage-backed securities, asset-backed securities and municipal debt obligations. The fixed income portion of the portfolio includes debt securities that are considered to be of “investment grade” quality at the time of purchase, but the Fund may also invest its assets in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The average duration of the fixed income portion of the portfolio (excluding structured notes) is one year or less. The Fund may also invest in bank obligations.
The Fund may purchase and sell non-commodity futures contracts, including interest rate, Treasury, Eurodollar, and currency futures, and may enter into spot and forward currency contracts.
The Fund may invest up to 35% of its assets in securities of issuers economically tied to non-U.S. countries, including issuers economically tied to emerging market countries. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.
The Fund employs multiple money managers unaffiliated with Russell Investment Management Company (“RIMCo”), each with its own investment style. Fund assets not allocated to money managers are managed by RIMCo. Assets not allocated to money managers include the Fund’s liquidity reserves and assets which may be managed directly by RIMCo to effect the Fund’s investment strategies and/or to actively manage the Fund’s overall exposures by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. RIMCo may use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling, or utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures. In order to seek to achieve positive performance relative to the Bloomberg Index, RIMCo may utilize a quantitative model that selects and weights exposure to individual commodities based upon their relative attractiveness. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund’s Prospectus for further information.
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RIC Russell Global Infrastructure Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term growth of capital and current income.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in securities issued by companies that are engaged in the infrastructure business. Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society. Infrastructure companies also include energy-related companies organized as master limited partnerships (“MLPs”) and their affiliates. The Fund principally invests in equity securities, including common stocks, of infrastructure companies economically tied to a number of countries around the world, including the U.S., in a globally diversified manner. The Fund may invest a significant portion of its assets in non-U.S. securities, including emerging markets securities. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Fund may invest in large, medium or small capitalization companies. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers. Fund assets not allocated to money managers are managed by Russell Investment Management Company (“RIMCo”). Assets not allocated to money managers include the Fund’s liquidity reserves and assets which may be managed directly by RIMCo to effect the Fund’s investment strategies and/or to actively manage the Fund’s overall exposures by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. RIMCo may use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling, or utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may enter into spot and forward currency contracts to facilitate settlement of securities transactions. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
RIF Global Real Estate Securities Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide current income and long term capital growth.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in real estate securities. The Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies economically tied to a number of countries around the world, including the U.S., in a globally diversified manner. The Fund invests principally in securities of companies, known as real estate investment trusts (“REITs”) and other REIT-like entities that own interests in real estate or real estate-related loans. The Fund may also invest in equity securities of other types of real estate-related companies. A portion of the Fund’s securities are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are located in emerging markets. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by Russell Investment Management Company (“RIMCo”). Assets not allocated to money managers include the Fund’s liquidity reserves and assets which may be managed directly by RIMCo to effect the Fund’s investment strategies and/or to actively manage the Fund’s overall exposures by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. RIMCo may use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling, or utilize quantitative or qualitative analysis or
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quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of certain real estate securities or, in certain circumstances, broad global equity markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and swaps. The Fund may enter into spot or forward currency contracts to facilitate settlement of securities transactions. The Fund may invest in large, medium or small capitalization companies. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
RIC Russell Global Opportunistic Credit Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide total return.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in bonds. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers. Fund assets not allocated to money managers are managed by Russell Investment Management Company (“RIMCo”). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. RIMCo may use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling, or utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures. The Fund invests in various tactical global bond opportunities including high yield debt securities, emerging markets debt securities (including Brady Bonds), U.S. and non-U.S. corporate debt securities, Yankee Bonds (dollar denominated obligations issued in the U.S. by non-U.S. banks and corporations), fixed income securities issued or guaranteed by the U.S. government (including Treasury Inflation Protected Securities and zero coupon securities) or by non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality (including emerging markets sovereign debt) and investment grade securities. The Fund may invest in debt securities that are rated below investment grade (commonly referred to as “high yield” or “junk bonds”). The Fund may invest without limitation in securities denominated in foreign currencies, in U.S. dollar-denominated securities of foreign issuers and in developed and emerging markets debt securities. The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country. The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes. The Fund invests in certain types of derivative instruments, including synthetic foreign fixed income securities. The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets or sectors by purchasing fixed income securities and/or derivatives, which typically include total return swaps, index credit default swaps and to be announced (“TBA”) securities. The Fund also purchases loans and other direct indebtedness, including bank loans (also called “leveraged loans”). The Fund may enter into repurchase agreements. The Fund may invest in commercial paper, including asset-backed commercial paper. A portion of the Fund’s net assets may be “illiquid” securities. The Fund may invest in variable and floating rate securities. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
RIF Core Bond Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide current income, and as a secondary objective, capital appreciation.
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Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in bonds. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company (“RIMCo”). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. RIMCo may use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling, or utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures. The Fund invests in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality and (4) asset-backed securities. The Fund may invest in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes. The Fund may also invest in derivatives, including credit default swaps. The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio. The duration of the Fund's portfolio typically ranges within 20% of the duration of the Barclays U.S. Aggregate Bond Index, but may vary up to 35% from the Index's duration. A portion of the Fund’s net assets may be illiquid. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness, including bank loans (also called “leveraged loans”). The Fund invests in non-U.S. debt securities, including developed and emerging market debt securities, some of which may be non-U.S. dollar denominated. The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country. The Fund may enter into repurchase agreements. The Fund may invest in commercial paper, including asset-backed commercial paper. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets or to changes in interest rates or sectors by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts, to be announced (“TBA”) securities and swaps. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
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RIC Russell Investment Grade Bond Fund
Investment Objective (Fundamental)
The Fund seeks to provide current income and the preservation of capital.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in investment grade bonds. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company (“RIMCo”). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. RIMCo may use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling, or utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures. The Fund invests in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality and (4) asset-backed securities. The Fund will invest principally in securities of “investment grade” quality at the time of purchase. The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes. The Fund may also invest in derivatives, including credit default swaps. The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio. The duration of the Fund's portfolio typically ranges within 20% of the duration of the Barclays U.S. Aggregate Bond Index, but may vary up to 25% from the Index's duration. A portion of the Fund’s net assets may be illiquid. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. The Fund invests in non-U.S. debt securities, including developed and emerging market debt securities, some of which may be non-U.S. dollar denominated. The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country. The Fund may enter into repurchase agreements. The Fund may invest in commercial paper, including asset-backed commercial paper. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets or to changes in interest rates or sectors by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts, to be announced (“TBA”) securities and swaps. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
RIC Russell Short Duration Bond Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide current income and preservation of capital with a focus on short duration securities.
Principal Investment Strategies
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in bonds. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company (“RIMCo”). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures by investing in securities or other instruments that RIMCo believes will achieve the desired risk/return profile for the Fund. RIMCo may use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling, or utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures. The Fund invests principally in
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short duration bonds and defines short duration as a duration ranging from 0.5 to 3.0 years.  The Fund has no restrictions on individual security duration. The Fund invests in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality and (4) asset-backed securities. The Fund may invest in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. The Fund may also invest in derivatives, including credit default swaps. The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio. A portion of the Fund’s net assets may be illiquid. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness, including bank loans (also called “leveraged loans”). The Fund invests in non-U.S. debt securities, including developed and emerging market debt securities, some of which may be non-U.S. dollar denominated. The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country. The Fund may enter into repurchase agreements. The Fund may invest in commercial paper, including asset-backed commercial paper. The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets or to changes in interest rates or sectors by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts and swaps. Please refer to the “Investment Objective and Investment Strategies” section in the Underlying Fund's Prospectus for further information.
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RISKS
An investment in the Funds, like any investment, has risks. The value of a Fund fluctuates and you could lose money. Please refer to the discussion below and the Funds’ Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the Underlying Funds.
The principal risks of investing in the Funds are those associated with:
Investing in Affiliated Underlying Funds
Since the assets of each Fund are invested principally in shares of the Underlying Funds, the investment performance of each Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Funds have no control over the Underlying Funds’ investment strategies. Because RIMCo’s profitability on the Underlying Funds varies from fund to fund, in determining the allocation of each fund of funds among the Underlying Funds, RIMCo may be deemed to have a conflict of interest. RIMCo, however, is a fiduciary to the Fund and its shareholders and is legally obligated to act in their best interest when selecting underlying affiliated mutual funds.
Asset Allocation
Neither the Funds nor RIMCo can offer any assurance that the asset allocation of a Fund will either maximize returns or minimize risks. Nor can the Funds or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. A Fund’s ability to achieve its investment goal depends upon RIMCo’s skill in determining a Fund’s asset class allocation and in selecting the best mix of Underlying Funds. The value of your investment may decrease if RIMCo’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in a Fund having exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform other management styles. The Fund’s risk profile with respect to particular asset classes, countries and regions, and industries is not expected to change based on RIMCo’s asset allocation decisions.
The Funds are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of their assets among the Underlying Funds. The following are the risks associated with investing in the Underlying Funds which are also risks of investing in the Funds as a result of their investment in the Underlying Funds:
Multi-Manager Approach
While the investment styles employed by an Underlying Fund's money managers are intended to be complementary, they may not in fact be complementary. The interplay of the various strategies employed by an Underlying Fund's multiple money managers may result in an Underlying Fund holding a significant amount of certain types of securities. This may be beneficial or detrimental to an Underlying Fund's performance depending upon the performance of those securities and the overall economic environment. The money managers selected for an Underlying Fund may underperform the market generally or other money managers that could have been selected for that Fund. The multi-manager approach could increase an Underlying Fund's portfolio turnover rates which may result in higher levels of realized capital gains or losses with respect to an Underlying Fund's portfolio securities, higher brokerage commissions and other transaction costs. The success of each Underlying Fund’s investment strategy depends on, among other things, both RIMCo’s skill in selecting money managers and allocating assets to those money managers and on a money manager’s skill in executing the relevant investment strategy and selecting investments for the Underlying Fund.
Active Management Risk
Actively managed investment portfolios are subject to active management risk. Despite strategies designed to achieve an Underlying Fund's investment objective, the values of investments will change with market conditions, and so will the value of any investment in an Underlying Fund and you could lose money. Investments in an Underlying Fund could be lost or an Underlying Fund could underperform other investments.
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•	Security Selection
The securities or instruments chosen by RIMCo or a money manager to be in an Underlying Fund's portfolio may not perform as RIMCo or the Underlying Fund’s money managers expect. Security or instrument selection risk may cause an Underlying Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.
•	Management of Underlying Fund Exposures
There is no guarantee that RIMCo will effectively assess an Underlying Fund's overall exposures and it is possible that its judgments regarding an Underlying Fund's risk/return profile may prove incorrect. In addition, actions taken to manage overall Underlying Fund exposures, including risk, may be ineffective and/or cause the Underlying Fund to underperform other funds with similar investment objectives and investment strategies in the short- and/or long-term. To seek to actively manage certain Underlying Funds’ overall exposures, RIMCo may use index-based strategies, including index replication and optimized index sampling. For more information about these strategies, see the Index-Based Investing risk in this Prospectus. RIMCo may also use quantitative models in the management of an Underlying Fund's exposures. Quantitative models are generally backward-looking or use historical data to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to an Underlying Fund's overall exposures. The models may also be flawed and may cause the Underlying Fund to underperform other funds with similar objectives and strategies.
Index-Based Investing
The Underlying Funds may use index-based strategies, including index replication and optimized index sampling, for certain purposes, including actively managing an Underlying Fund's overall exposures. Index replication strategies seek to purchase the securities in an index or a blend of indexes (the “reference index”) in order to track the reference index’s performance. Optimized index sampling strategies do not attempt to purchase every security in the reference index, but instead purchase a sampling of securities using optimization and risk models. This process involves the analysis of tradeoffs between various factors as well as turnover and transaction costs in order to estimate optimal portfolio holdings based upon the reference index in order to achieve desired Underlying Fund exposures. Unlike index replication strategies, optimized index sampling strategies do not seek to fully replicate the reference index and an Underlying Fund utilizing such a strategy may not hold all the securities and may hold securities not included in the reference index. An Underlying Fund utilizing an index-based strategy may hold constituent securities of the reference index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of the performance of individual securities or market conditions could cause an Underlying Fund's return to be lower than if the Underlying Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, the portion of an Underlying Fund's portfolio utilizing an index-based strategy is subject to “tracking error” risk, which is the risk that the performance of the portion of an Underlying Fund's portfolio utilizing an index-based strategy will differ from the performance of the reference index it seeks to track due to differences in security holdings, operating expenses, transaction costs, cash flows, operational inefficiencies and tax considerations.
Quantitative Investing
Quantitative models are generally backward-looking or use historical data to evaluate prospective investments. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest as a result of the factors used in the analysis, the weight placed on each factor, and changes in underlying market conditions. As market dynamics shift over time, a previously successful model may become outdated and result in losses. Models may be flawed or not work as anticipated and cause an Underlying Fund to underperform other funds with similar objectives and strategies.
Fundamental Investing
In fundamental analysis, securities are selected based upon research and analysis of a variety of factors. The process may result in an evaluation of a security’s value that may be incorrect or, if correct, may not be reflected by the market.
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Equity Securities Risk
The value of equity securities fluctuates in response to general market and economic conditions (market risk) and in response to the performance of individual companies (company risk). Therefore, the value of an investment in the Underlying Funds that hold equity securities may decrease. The market as a whole can decline for many reasons, including adverse political or economic developments in the U.S. or abroad, changes in investor psychology, or heavy institutional selling. Also, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on stock markets. Changes in the financial condition of a company or other issuer, changes in specific market, economic, political, and regulatory conditions that affect a particular type of investment or issuer, and changes in general market, economic, political, and regulatory conditions can adversely affect the price of equity securities. These developments and changes can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general.
•	Common Stocks
The value of common stocks will rise and fall in response to the activities of the company that issued the stock, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s debt instruments will take precedence over the claims of owners of common stocks.
•	Value Stocks
Investments in value stocks are subject to the risks of common stocks, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.
•	Growth Stocks
Investments in growth stocks are subject to the risks of common stocks. Growth company stocks generally provide minimal dividends which could otherwise offset the impact of a market decline. The value of growth company stocks may rise and fall significantly based, in part, on investors’ perceptions of the company, rather than on fundamental analysis of the stocks.
•	Defensive Stocks
Investments in defensive stocks are subject to the risks of common stocks. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks. Defensive stocks may also underperform the broad market in declining markets and over various market periods. The relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Defensive stocks may not consistently exhibit the defensive characteristics for which they were selected and may not have lower than average stock price volatility or provide less volatile returns than the broad equity market.
•	Dynamic Stocks
Investments in dynamic stocks are subject to the risks of common stocks. In declining markets, dynamic stocks are likely to underperform growth, value and defensive stocks. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value. Generally, securities with higher price volatility are considered riskier investments than securities with lower price volatility. Dynamic companies may be subject to a heightened risk of bankruptcy. There is no guarantee that a company’s potential for stock price appreciation will be effectively assessed and it is possible that such judgments may prove incorrect. Dynamic investing tends to result in an overweight to medium capitalization stocks.
•	Market-Oriented Investments
Market-oriented investments are subject to the risks of common stocks, as well as the risks associated with growth and value stocks.
•	Securities of Medium Capitalization Companies
Investments in securities of medium capitalization companies are subject to the risks of common stocks. However, investments in medium capitalization companies may involve greater risks than those associated with larger, more established companies. Securities of such issuers may be thinly traded, and thus, difficult to buy and sell in the market. These companies often have narrower markets, more limited operating or business history, more limited product lines, and more limited managerial or financial resources than larger, more
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established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of an Underlying Fund's portfolio.
•	Securities of Small Capitalization Companies
Investments in securities of small capitalization companies are subject to the risks of common stocks, including the risks of investing in securities of medium capitalization companies. However, investments in small capitalization companies may involve greater risks, as, generally, the smaller the company size, the greater these risks.
•	Securities of Micro Capitalization Companies and Companies with Capitalization Smaller than the Russell 2000® Index
Investments in securities of micro capitalization companies and companies with capitalizations smaller than the Russell 2000® Index are subject to the risks of common stocks, including the risks of investing in securities of medium and small capitalization companies. However, investments in such companies may involve greater risks, as, generally, the smaller the company size, the greater these risks. In addition, micro capitalization companies and companies with capitalization smaller than the Russell 2000® Index may be newly formed with more limited track records and less publicly available information.
•	Preferred Stocks
Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. Preferred stock does not usually have voting rights. The absence of voting rights may result in approval by the holders of the common stock of a corporate action to restructure a company for the benefit of the holders of the common stock to the detriment of the holders of the preferred stocks.
•	Rights, Warrants and Convertible Securities
Rights and warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Rights are similar to warrants but rights typically have shorter durations and are offered to current stockholders of the issuer. Changes in the value of a right or a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a right or a warrant may be more volatile than the price of its underlying security, and a right or a warrant may offer greater potential for capital loss.
Convertible securities can be bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the market risk associated with common stock.
Fixed Income Securities Risk
Fixed income securities generally are subject to the following risks: (i) Interest rate risk which is the risk that prices of fixed income securities generally rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of fixed income securities fall. Interest rates in the United States are at, or near, historic lows, which may increase an Underlying Fund's exposure to risks associated with rising rates. Additionally, expectations of higher inflation generally cause interest rates to rise. The longer the duration of the security, the more sensitive the security is to this risk. A 1% increase in interest rates would reduce the value of a $100 note by approximately one dollar if it had a one-year duration; (ii) Market risk which is the risk that the value of fixed income securities fluctuates in response to general market and economic conditions. Fixed income markets have experienced volatility, which may result in increased shareholder redemptions; (iii) Company risk which is the risk that the value of fixed income securities fluctuates in response to the performance of individual companies; (iv) Credit and default risk which is the risk that an Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk which are often reflected in credit ratings. Fixed income securities may be downgraded in credit rating or go into default. While all fixed income securities are subject to credit risk, lower-rated bonds and bonds with longer final maturities generally have higher credit risks and higher risk of default; (v) Inflation risk which is the risk that the present value of a security will be less in the future if inflation decreases the value of money; and (vi) LIBOR risk which is the risk that artificially low submissions to the London Interbank Offered Rate (“LIBOR”) rate setting process during the global financial crisis could adversely affect the interest rates on securities whose payments were determined by reference to LIBOR. According to various reports, certain financial institutions routinely made these
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submissions as early as 2005 and throughout the global financial crisis. This scandal may have adversely affected the interest rates on certain securities held by the Underlying Funds, and any future similar developments could, in turn, reduce the value of such securities. In addition, certain fixed income transactions may give rise to a form of leverage including, among others, when-issued, delayed delivery or forward commitment transactions, reverse repurchase agreements, dollar rolls and other transactions that may be considered a form of borrowing. An Underlying Fund will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. This may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.
Specific types of fixed income securities are also subject to additional risks which are described below.
•	Non-Investment Grade Debt Securities (“High-Yield” or “Junk Bonds”)
Although lower rated debt securities generally offer a higher yield than higher rated debt securities, they involve higher risks, higher volatility and higher risk of default than investment grade bonds. They are especially subject to:
•	Adverse changes in general economic conditions and in the industries in which their issuers are engaged;
•	Changes in the financial condition of their issuers;
•	Price fluctuations in response to changes in interest rates; and
•	Reduced liquidity compared to higher rated securities.
As a result, issuers of lower rated debt securities are more likely than other issuers to miss principal and interest payments or to default, which could result in a loss to an Underlying Fund.
•	U.S. and Non-U.S. Corporate Debt Securities Risk
U.S. and non-U.S. corporate debt securities are subject to the same risks as other fixed income securities, including interest rate risk and market risk. U.S. and non-U.S. corporate debt securities are also affected by perceptions of the creditworthiness and business prospects of individual issuers. The underlying company may be unable to pay interest or repay principal upon maturity, which could adversely affect the security’s market value. In addition, due to less publicly available financial and other information, less stringent securities regulation, war, and other adverse governmental actions, investments in non-U.S. corporate debt securities may expose the Underlying Funds to greater risk than investments in U.S. corporate debt securities.
•	Government Issued or Guaranteed Securities, U.S. Government Securities
Bonds guaranteed by a government are subject to the same risks as other fixed income securities, including inflation risk, price depreciation risk and default risk. No assurance can be given that the U.S. government will provide financial support to certain U.S. government agencies or instrumentalities since it is not obligated to do so by law. Accordingly, bonds issued by U.S. government agencies or instrumentalities may involve risk of loss of principal and interest.
•	Bank Obligations
An adverse development in the banking industry may affect the value of an Underlying Fund's investments. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Banks are subject to extensive but different government regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. The profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry. The banking industry may also be impacted by legal and regulatory developments, particularly the recently enacted financial reform legislation. The specific effects of such developments are not yet fully known.
•	Municipal Obligations
Municipal obligations are subject to interest rate, credit and illiquidity risk and are affected by economic, business and political developments. Lower rated municipal obligations are subject to greater credit and market risk than higher quality municipal obligations. The value of these securities, or an issuer’s ability to
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make payments, may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors, or may become subject to future laws extending the time for payment of principal and/or interest, or limiting the rights of municipalities to levy taxes.
Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. In addition, the perceived increased likelihood of default among issuers of municipal bonds has resulted in increased illiquidity, increased price volatility and credit downgrades of such issuers.
•	Money Market Securities (Including Commercial Paper)
Prices of money market securities rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of money market securities fall. Money market securities are also subject to reinvestment risk. As interest rates decline, a money market fund’s dividends (income) may decline because the fund must then invest in lower-yielding instruments. An Underlying Fund’s ability to redeem shares of a money market fund may be impacted by recent regulatory changes relating to money market funds which permit the potential imposition of liquidity fees and redemption gates under certain circumstances. There is also a risk that money market securities will be downgraded in credit rating or go into default. Lower-rated securities, and securities with longer final maturities, generally have higher credit risks.
•	Asset-Backed Commercial Paper
Asset-backed commercial paper is a fixed income obligation generally issued by a corporate-sponsored special purpose entity to which the corporation has contributed cash-flowing receivables such as credit card receivables or auto and equipment leases. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper. Asset-backed commercial paper is usually unregistered and, therefore, transfer of these securities is restricted by the Securities Act of 1933.
•	Variable and Floating Rate Securities
A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. The interest rate on floating rate securities is ordinarily tied to, and is a specified margin above or below, the prime rate of a specified bank or some similar objective standard, such as the yield on the 90–day U.S. Treasury Bill rate, and may change as often as daily. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if the interest rates increase. Inverse floating rate securities, which are securities whose interest rate bears an inverse relationship to the interest rate on another security, may also exhibit greater price volatility than a fixed rate obligation with similar credit quality.
•	Mortgage-Backed Securities
The value of mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the mortgages underlying the securities. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, an Underlying Fund has exposure to prime loans, subprime loans, Alt-A loans and/or non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to prime, subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of an Underlying Fund's portfolio at the time resulting in reinvestment risk.
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Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
As with other delayed-delivery transactions, a seller agrees to issue a to-be-announced MBS (a “TBA”) at a future date. At the time of purchase, the seller does not specify the particular MBS to be delivered. Instead, an Underlying Fund agrees to accept any MBS that meets specified terms agreed upon between the Underlying Fund and the seller. TBAs are subject to the risk that the underlying mortgages may be less favorable than anticipated by an Underlying Fund.
•	Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government-sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government-sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
•	Privately-Issued Mortgage-Backed Securities
MBS held by an Underlying Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes and other risks than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike MBS issued or guaranteed by the U.S. government or a government-sponsored entity, MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately
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issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately-issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in an Underlying Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
•	Reverse Mortgages
Certain Underlying Funds may invest in mortgage-related securities that reflect an interest in reverse mortgages. Due to the unique nature of the underlying loans, reverse mortgage-related securities may be subject to risks different than other types of mortgage-related securities. The date of repayment for such loans is uncertain and may occur sooner or later than anticipated. The timing of payments for the corresponding mortgage-related security may be uncertain.
•	Asset-Backed Securities
Asset-backed securities may include MBS, loans (such as auto loans or home equity lines of credit), receivables or other assets. The value of an Underlying Fund's asset-backed securities may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the creditworthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying asset-backed securities have become an increasing risk for asset-backed securities that are secured by home-equity loans related to subprime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. An Underlying Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require an Underlying Fund to dispose of any then existing holdings of such securities.
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•	Credit and Liquidity Enhancements
Third parties may issue credit and/or liquidity enhancements, including letters of credit, for certain fixed income or money market securities held by the Underlying Funds. Liquidity enhancements may be used to shorten the maturity of the debt obligation through a demand feature. Adverse changes in the credit quality of the entity issuing the enhancement, if contemporaneous with adverse changes in the enhanced security, could cause losses to an Underlying Fund and may affect its net asset value. The use of credit and liquidity enhancements exposes an Underlying Fund to counterparty risk, which is the risk that the entity issuing the credit and/or liquidity enhancement may not be able to honor its financial commitments.
•	Repurchase Agreements
Repurchase agreements may be considered a form of borrowing for some purposes and their use involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, an Underlying Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities that are collateral for a loan by an Underlying Fund are not within its control and therefore the realization by an Underlying Fund on such collateral may be automatically stayed. Finally, it is possible that an Underlying Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.
•	Reverse Repurchase Agreements
A reverse repurchase agreement is a transaction whereby an Underlying Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio security’s market value. The Underlying Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Underlying Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of the Underlying Fund, equal in value to the repurchase price, including any accrued interest, will be segregated on the Underlying Fund’s records while a reverse repurchase agreement is in effect. Reverse repurchase agreements are subject to the risk that the other party may fail to return the security in a timely manner or at all. The Underlying Fund may lose money if the market value of the security transferred by the Underlying Fund declines below the repurchase price. Reverse repurchase agreements may be considered a form of borrowing for some purposes.
•	Dollar Rolls
An Underlying Fund may enter into dollar rolls subject to its limitations on borrowings. A dollar roll involves the sale of a security by an Underlying Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. An Underlying Fund will segregate or “earmark” liquid assets to cover its obligations under dollar rolls. Dollar rolls may create leveraging risk for an Underlying Fund.
•	Loans and Other Direct Indebtedness
Loans and other direct indebtedness involve the risk that an Underlying Fund will not receive payment of principal, interest and other amounts due in connection with these investments, which depend primarily on the financial condition of the borrower. Default or an increased risk of default in the payment of interest or principal on a loan results in a reduction in income to an Underlying Fund, a reduction in the value of the loan and a potential decrease in an Underlying Fund's net asset value. The risk of default increases in the event of an economic downturn or a substantial increase in interest rates. If a borrower defaults on its obligations, an Underlying Fund may end up owning any underlying collateral securing the loan and there is no assurance that sale of the collateral would raise enough cash to satisfy the borrower’s payment obligation or that the collateral can be liquidated. If the terms of a loan do not require the borrower to pledge additional collateral in the event of a decline in the value of the original collateral, an Underlying Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the loan. To the extent that a loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of bankruptcy of the borrower. Senior loans are subject to the risk that a court may not give lenders the full benefit of their senior positions. In addition, there is less readily available, reliable information about most senior loans than is the case for many other types of
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securities. Certain of the loans and the other direct indebtedness acquired by an Underlying Fund may involve revolving credit facilities or other standby financing commitments which obligate an Underlying Fund to pay additional cash on a certain date or on demand.
The highly leveraged nature of many such loans, including floating rate “bank loans” or “leveraged loans,” and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Bank loans have recently experienced significant investment inflows and if inflows reverse, bank loans could be subject to liquidity risk and lose value. Bank loans generally are subject to legal or contractual restrictions on resale and to illiquidity risk. In addition, investments in bank loans are typically subject to the risks of floating rate securities and “high yield” or “junk bonds.” Investments in such loans and other direct indebtedness may involve additional risk to an Underlying Fund. Senior loans made in connection with highly leveraged transactions are subject to greater risks than other senior loans. For example, the risks of default or bankruptcy of the borrower or the risks that other creditors of the borrower may seek to nullify or subordinate an Underlying Fund's claims on any collateral securing the loan are greater in highly leveraged transactions.
As an Underlying Fund may be required to rely upon an interposed bank or other financial intermediary to collect and pass on to the Underlying Fund amounts payable with respect to the loan and to enforce the Underlying Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Underlying Fund from receiving such amounts. In purchasing loans or loan participations, an Underlying Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with the interposed bank or other financial intermediary.
•	Credit Linked Notes, Credit Options and Similar Investments
Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the initiation of the option. These transactions involve counterparty risk.
Non-U.S. Securities
An Underlying Fund’s return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country. Non-U.S. markets, economies and political systems may be less stable than U.S. markets, and changes in exchange rates of foreign currencies can affect the value of an Underlying Fund's foreign assets. Non-U.S. laws and accounting standards in some cases may not be as comprehensive as they are in the U.S. and there may be less public information available about foreign companies. Non-U.S. securities markets may be less liquid and have fewer transactions than U.S. securities markets and taxes and transaction costs may be higher. Additionally, international markets may experience delays and disruptions in securities settlement procedures for an Underlying Fund's portfolio securities. Investments in foreign countries could be affected by potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the U.S.
•	Non-U.S. Equity Securities
Non-U.S. equity securities are subject to all of the risks of equity securities generally, but can involve additional risks relating to political, economic or regulatory conditions in foreign countries. Less information may be available about foreign companies than about domestic companies, and foreign companies generally may not be subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.
•	Non-U.S. Fixed Income Securities
An Underlying Fund’s non-U.S. fixed income securities are typically obligations of sovereign governments and corporations. As with any fixed income securities, non-U.S. fixed income securities are subject to the risk of being downgraded in credit rating and to the risk of default. To the extent that an Underlying Fund invests
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a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Underlying Fund will generally have more exposure to regional economic risks associated with these foreign investments.
•	Emerging Markets Securities
Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Underlying Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for an Underlying Fund's portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
•	Investments in Frontier Markets
Investments in frontier markets are generally subject to all of the risks of investments in non-U.S. and emerging markets securities, but to a heightened degree. Because frontier markets are among the smallest, least developed, least liquid, and most volatile of the emerging markets, investments in frontier markets are generally subject to a greater risk of loss than investments in developed or traditional emerging markets. Many frontier market countries operate with relatively new and unsettled securities laws and are heavily dependent on commodities, foreign trade and/or foreign aid. Compared to developed and traditional emerging market countries, frontier market countries typically have less political and economic stability, face greater risk of a market shutdown, and impose greater governmental restrictions on foreign investments.
•	Emerging Markets Debt
An Underlying Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for an Underlying Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
•	Brady Bonds
Brady Bonds involve various risk factors including residual risk (i.e., the risk of losing the uncollateralized interest and principal amounts on the bonds) and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds will not be subject to restructuring arrangements or to requests for new credit, which may cause a loss of interest or principal on any of the holdings.
•	Yankee Bonds and Yankee CDs
Non-U.S. corporations and banks issuing dollar denominated instruments in the U.S. (Yankee Bonds or Yankee CDs) are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks, such as accounting, auditing and recordkeeping standards, the public availability of information and, for banks, reserve requirements, loan limitations and examinations. This complicates efforts to analyze these securities, and may increase the possibility that a non-U.S. corporation or bank may become insolvent or otherwise unable to fulfill its obligations on these instruments.
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•	Currency Risk
Foreign (non-U.S.) securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time due to market events, actions of governments or their central banks or political developments in the U.S. or abroad. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of an Underlying Fund. Securities held by an Underlying Fund which are denominated in U.S. dollars are still subject to currency risk.
•	Synthetic Foreign Equity/Fixed Income Securities (also referred to as International Warrants, Local Access Products, Participation Notes or Low Exercise Price Warrants)
International warrants are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive a cash payment relating to the value of the underlying security or securities. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, currency risk and the risks associated with investments in non-U.S. securities. In the case of any exercise of the instruments, there may be a time delay between the time a holder gives instructions to exercise and the time the price of the security or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.
•	Equity Linked Notes
An equity linked note is a note, typically issued by a company or financial institution, whose performance is tied to a single stock or a basket of stocks. Generally, upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities. The terms of an equity linked note may also provide for the periodic interest payments to holders at either a fixed or floating rate. Equity linked notes are generally subject to the risks associated with the debt securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and counterparty risk.
Derivatives (Futures Contracts, Options, Forwards and Swaps)
Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Various derivative instruments are described in more detail under “Other Financial Instruments Including Derivatives” in the Statement of Additional Information. Derivatives are typically used as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. Derivatives may also be used for leverage, to facilitate the implementation of an investment strategy or to take a net short position with respect to certain issuers, sectors or markets. Certain Underlying Funds may also use derivatives to pursue a strategy to be fully invested or to seek to manage portfolio risk.
Investments in a derivative instrument could lose more than the principal amount invested and certain derivatives have the potential for unlimited loss. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus an Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. Certain Underlying Funds’ use of derivatives may cause the Underlying Fund’s investment returns to be impacted by the performance of securities the Underlying Fund does not own and result in the Underlying Fund’s total investment exposure exceeding the value of its portfolio. Investments in derivatives can cause an Underlying Fund to be more volatile. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security, which exposes an Underlying Fund to a heightened risk of loss.
The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities, physical commodities or other investments. Derivatives are subject to a number of risks
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such as liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
Participation in the options or futures markets, as well as the use of various swap instruments and forward contracts, involves investment risks and transaction costs to which an Underlying Fund would not be subject absent the use of these strategies. If an Underlying Fund's predictions of movements in the direction of the securities, currencies, interest rate or commodities markets are inaccurate, the adverse consequences to an Underlying Fund may leave the Underlying Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts, options on futures contracts, forwards and swaps include: (i) dependence on the ability to predict correctly movements in the direction of securities prices, currency rates, interest rates or commodities prices; (ii) imperfect correlation between the price of the derivative instrument and the underlying asset, reference rate or index and the risk of mispricing or improper valuation; (iii) the fact that skills needed to use these strategies are different from those needed for traditional portfolio management; (iv) the absence of a liquid secondary market for any particular instrument at any time, which risk is heightened for highly customized derivatives, including swaps; (v) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; (vi) for over-the-counter derivative products and structured notes, additional credit risk, the risk of counterparty default and the risk of failing to correctly evaluate the creditworthiness of the company on which the derivative is based and (vii) the possible inability of an Underlying Fund to purchase or sell a portfolio holding at a time that otherwise would be favorable for it to do so, or the possible need to sell the holding at a disadvantageous time, due to the requirement that the Underlying Fund maintain “cover” or collateral securities in connection with use of certain derivatives.
The risk of loss in trading futures contracts in some strategies is potentially unlimited. The entire amount invested in futures contracts could be lost. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which an Underlying Fund may invest. An Underlying Fund limits its investment in futures contracts so that the notional value (meaning the stated contract value) of the futures contracts does not exceed the net assets of the Underlying Fund. Participation in the futures markets, as well as the use of various forward contracts, involves investment risks and transaction costs to which an Underlying Fund would not be subject absent the use of these strategies. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. There is also the risk of loss by an Underlying Fund of margin deposits in the event of bankruptcy of a broker with whom the Underlying Fund has an open position in the futures contract.
Although an Underlying Fund will not borrow money in order to increase its trading activities, leveraged swap transactions may experience substantial gains or losses in value as a result of relatively small changes in the value or level of an underlying or related market factor. In evaluating the risks and contractual obligations associated with a particular swap transaction, it is important to consider that a swap transaction may be modified or terminated only by mutual consent of the original parties and subject to agreement on individually negotiated terms. Therefore, it may not be possible for an Underlying Fund to modify, terminate, or offset the pool's obligations or the pool's exposure to the risks associated with a transaction prior to its scheduled termination date. For more information regarding credit default swaps see the Credit Default Swaps risk in this Prospectus.
Certain derivatives, including swaps, may be subject to fees and expenses, and by investing in such derivatives indirectly through a Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Fund.
If a put or call option purchased by an Underlying Fund is not sold when it has remaining value, and if the market price of the underlying security or index, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Underlying Fund will lose its entire investment (i.e., the premium paid) on the option. When an Underlying Fund writes an option on a security or index, movements in the price of the underlying security or value of the index may result in a loss to the Underlying Fund.
Furthermore, regulatory requirements to set aside liquid assets to meet obligations with respect to derivatives may result in an Underlying Fund being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in an Underlying Fund needing to sell holdings at a disadvantageous time. An Underlying Fund may also be unable to close out its positions when desired.
Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivatives transactions may not be available in all circumstances for risk
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management or other purposes. Upon the expiration of a particular contract, RIMCo or the money manager may wish to retain an Underlying Fund's position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found. There is no assurance that an Underlying Fund will engage in derivatives transactions at any time or from time to time. The ability to use derivatives may also be limited by certain regulatory and tax considerations.
The Commodity Futures Trading Commission (the “CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person may hold or control in a particular futures contract. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange or the CFTC may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions. In addition, the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) required the CFTC to establish speculative position limits on listed futures and options on physical commodities (including certain energy, metals and agricultural products) and economically equivalent over-the-counter (“OTC”) derivatives. The Dodd-Frank Act also required the CFTC to establish position limits for swap transactions that are economically equivalent to futures or options contracts on physical commodities. The CFTC has not yet finalized the new CFTC-set limits so they are not yet in effect. Further regulatory action taken by the CFTC to establish these additional position limits may adversely affect the market liquidity of the futures, options and economically equivalent derivatives in which the Funds may invest. It is possible that positions held by an Underlying Fund may have to be liquidated in order to avoid exceeding such limits. Such modification or liquidation, if required, could adversely affect the operations and performance of an Underlying Fund.
Credit Default Swaps
Credit default swap agreements may involve greater risks than if an Underlying Fund had invested in the reference obligation (the underlying debt upon which a credit derivative is based) directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to the risks inherent in the use of swaps, including illiquidity risk and counterparty risk. Credit default swaps could result in losses if the creditworthiness of the reference obligation is evaluated incorrectly. An Underlying Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. The Underlying Funds may act as either the buyer or the seller of a credit default swap. An Underlying Fund will generally incur a greater degree of risk when selling a credit default swap than when purchasing a credit default swap. As a buyer of a credit default swap, an Underlying Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by an Underlying Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Underlying Fund. Certain standardized swaps, including certain credit default swaps, are subject to mandatory clearing, and more are expected to be subject to mandatory clearing in the future.  The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives, but cleared contracts are not risk-free.  Clearing may subject a Fund to increased costs or margin requirements.
Currency Trading Risk
Certain Underlying Funds may engage in foreign currency transactions to hedge against uncertainty in the level of future exchange rates and/or to effect investment transactions to generate returns consistent with an Underlying Fund's investment objectives and strategies (i.e., speculative currency trading strategies). Foreign currency exchange transactions will be conducted on either a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts (“forward contract”) to purchase or sell currency at a future date. Certain Underlying Funds may also enter into options on foreign currency. Currency spot, forward and option prices are highly volatile and forward, spot and option contracts may be illiquid. Such prices are influenced by, among other things: changing supply and demand relationships; government trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; and changes in interest rates. From time to time, governments intervene directly in these markets with the specific intention of influencing such prices. Currency trading may also involve economic leverage (i.e., the Underlying Fund may have the right to a return on its investment that exceeds the return that the Underlying Fund would expect to receive based on the amount contributed to the investment), which can increase the gain or the loss associated with changes in the value of the underlying instrument. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold. Due to the tax treatment of gains and losses on certain currency forward and options contracts, the use of such instruments may cause fluctuations
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in an Underlying Fund's income distributions, including the inability of an Underlying Fund to distribute investment income for any given period.  As a result, an Underlying Fund's use of currency trading strategies may adversely impact an Underlying Fund's ability to meet its investment objective of providing current income. Many foreign currency forward contracts will eventually be exchange-traded and cleared.  Although these changes are expected to decrease the credit risk involved in bi-laterally negotiated contracts, exchange-trading and clearing would not make the contracts risk-free.
Counterparty Risk
Counterparty risk is the risk that the other party(s) in an agreement or a participant to a transaction, such as a broker or swap counterparty, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the delivery conditions of the contract or transaction. Counterparty risk is inherent in many transactions, including, but not limited to, transactions involving over-the-counter derivatives, repurchase agreements, securities lending, short sales, credit and liquidity enhancements and equity or commodity-linked notes.
Short Sales
Certain Underlying Funds will enter into short sales. In a short sale, the seller (i.e., the Underlying Fund) sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Underlying Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Underlying Fund must return the borrowed security. The Underlying Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Underlying Fund to the risk of liability equal to the market value of the security that is sold (the amount of which liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although the Underlying Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Underlying Fund makes a short sale, the Underlying Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Underlying Fund is required to pledge assets in a segregated account maintained by the Fund’s custodian for the benefit of the broker. The Underlying Fund also may use securities it owns to meet any such collateral obligations. Until the Underlying Fund returns a borrowed security in connection with a short sale, the Underlying Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the SEC (e.g., by taking an offsetting long position in the security sold short). These requirements may result in an Underlying Fund being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in an Underlying Fund needing to sell holdings at a disadvantageous time to satisfy its obligations or to meet segregation requirements.
If the Underlying Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Underlying Fund may lose money.
Commodity Risk
Exposure to the commodities markets may subject the Russell Commodity Strategies Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity (such as drought, floods, weather, livestock disease, embargoes or tariffs) and international economic, political and regulatory developments. Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the Underlying Fund's net asset value), and there can be no assurance that the Underlying Fund's use of leverage will be successful. Different sectors of commodities, including
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precious metals, base metals, energy and agricultural commodities, may have very different risk characteristics and different levels of volatility. Even within a given sector of a commodity (e.g., energy commodities), there can be significant differences in volatility and correlation between different commodity contracts (e.g., crude oil vs. natural gas), and similarly there can be significant differences in volatility and correlation between contracts expiring at different dates. In addition, the purchase of derivative instruments linked to one type of commodity and the sale of another (i.e., “basis spreads” or “product spreads”), or the purchase of contracts expiring at one date and the sale of contracts expiring at another (i.e., “calendar spreads”) may expose the Underlying Fund to additional risk, which could cause the Underlying Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.
•	Tax Risk
The Russell Commodity Strategies Fund intends to gain exposure indirectly to commodities markets by investing in the Subsidiary, which may invest in commodity index-linked swaps and other commodity-linked derivative instruments and securities. In order for the Underlying Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”), the Underlying Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. However, the IRS has also issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity-linked notes is qualifying income and that income derived from a wholly-owned subsidiary will also constitute qualifying income, even if the subsidiary itself owns commodity-linked swaps and other commodity-linked derivative instruments. Although those private letter rulings can be relied on only by the taxpayers to whom they were issued, based on the reasoning in such rulings, the Underlying Fund intends to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in the Subsidiary. The Russell Commodity Strategies Fund has also requested its own such private letter ruling, although the IRS currently has suspended the issuance of such rulings pending further internal review. There can be no assurance that the IRS will issue the requested ruling to the Russell Commodity Strategies Fund, or that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. The ability of the Underlying Fund to qualify for favorable regulated investment company status under the Code could be jeopardized if the Underlying Fund were unable to treat its income from commodity-linked notes and the Subsidiary as qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and the Underlying Fund's investments in the Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Underlying Fund's taxable income or any gains and distributions made by the Underlying Fund.
•	Subsidiary Risk
By investing in the Subsidiary, the Russell Commodity Strategies Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, although the investment programs followed by the Fund and the Subsidiary are not identical. The derivatives and other investments that will be held by the Subsidiary are generally similar to those that are permitted to be held by the Underlying Fund and will be subject to the same risks that apply to similar investments if held directly by the Underlying Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, although the Subsidiary will be maintained in accordance with the custody requirements of Section 17(f) of the 1940 Act. The Subsidiary is subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund; however, the Subsidiary is not subject to all the investor protection of the 1940 Act. Furthermore, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Underlying Fund and/or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information and could adversely affect the Underlying Fund.
Securities of Other Investment Companies
If an Underlying Fund invests in other investment companies, including exchange traded funds (“ETFs”), shareholders will bear not only their proportionate share of the Underlying Fund’s expenses (including operating expenses and the fees of the adviser), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of an Underlying Fund but also to
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the portfolio investments of the underlying investment companies. Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares can trade at either a premium or discount to net asset value. If an ETF held by an Underlying Fund trades at a discount to net asset value, the Underlying Fund could lose money even if the securities in which the ETF invests go up in value.
Real Estate Securities
Just as real estate values go up and down, the value of the securities of companies involved in the industry, and in which an Underlying Fund invests, also fluctuates. An Underlying Fund that invests in real estate securities is also indirectly subject to the risks associated with direct ownership of real estate. Additional risks include declines in the value of real estate, changes in general and local economic and real estate market conditions, changes in debt financing availability and terms, increases in property taxes or other operating expenses and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks.
•	Real Estate Investment Trusts (“REITs”)
REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit. Moreover, the underlying portfolios of REITs may not be diversified, and therefore subject to the risk of investing in a limited number of properties. REITs are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by tenants, self-liquidation and the possibility of failing either to qualify for tax-free pass-through of income under federal tax laws or to maintain their exemption from certain federal securities laws. By investing in REITs indirectly through the Underlying Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Underlying Fund.
Infrastructure Companies
Investments in infrastructure-related companies have greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. Infrastructure-related companies are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with compliance with and changes in environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, the effects of surplus capacity, increased competition from other providers of services in a developing deregulatory environment, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, government budgetary constraints, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.
Other factors that may affect the operations of infrastructure-related companies include innovations in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company's products, increased susceptibility to terrorist acts or political actions, risks of environmental damage due to a company's operations or an accident, and general changes in market sentiment towards infrastructure and utilities assets.
Master Limited Partnerships (“MLPs”)
An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for Federal income tax purposes.
Depositary Receipts
Depositary receipts are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly-listed company. Depositary receipts have the same currency and economic risks as the underlying shares they represent. They are affected by the risks associated with the underlying non-U.S. securities, such as changes in
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political or economic conditions of other countries and changes in the exchange rates of foreign currencies. The value of depositary receipts will rise and fall in response to the activities of the company that issued the securities represented by the depositary receipts, general market conditions and/or economic conditions. Also, if there is a rise in demand for the underlying security and it becomes less available to the market, the price of the depositary receipt may rise, causing an Underlying Fund to pay a premium in order to obtain the desired depositary receipt. Conversely, changes in foreign market conditions or access to the underlying securities could result in a decline in the value of the depositary receipt. The Underlying Funds may invest in both sponsored and unsponsored depositary receipts, which are purchased through “sponsored” and “unsponsored” facilities, respectively. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without the participation of the issuer of the underlying security. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.
Illiquid Securities
An illiquid security is one that does not have a readily available market or that is subject to resale restrictions, possibly making it difficult to sell in the ordinary course of business within seven days at approximately the value at which the Underlying Fund has valued it. An Underlying Fund with an investment in an illiquid security may not be able to sell the security quickly and at a fair price, which could cause the Underlying Fund to realize losses on the security if the security is sold at a price lower than that at which it had been valued. An illiquid security may also have large price volatility.
Liquidity Risk
Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer or a security’s underlying collateral. In such cases, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, an Underlying Fund may be unable to achieve its desired level of exposure to a certain sector. In addition, to the extent an Underlying Fund trades in illiquid markets, it may be unable to dispose of or purchase securities at favorable prices in order to satisfy redemptions or subscriptions. Also, the market price of certain investments may fall dramatically if there is no liquid trading market. To the extent that an Underlying Fund's principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, an Underlying Fund will tend to have the greatest exposure to liquidity risk. Additionally, fixed income securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of a liquid trading market.
Large Redemptions
Large redemption activity could result in an Underlying Fund being forced to sell portfolio securities at a loss or before RIMCo or its money managers would otherwise decide to do so. Periods of market illiquidity may exacerbate this risk for fixed income and money market funds. To the extent an Underlying Fund is invested in a money market fund, recent regulatory changes relating to money market funds may subject the Underlying Fund’s redemption from such money market fund to liquidity fees and/or redemption gates under certain circumstances, including in periods of market illiquidity. Large redemptions in an Underlying Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to an Underlying Fund's portfolio securities, higher brokerage commissions and other transaction costs. The Underlying Funds are used as investments for funds of funds which have the same investment adviser as the Funds. The Underlying Funds may also be used as investments in asset allocation programs sponsored by certain Financial Intermediaries. The Underlying Funds may have a large percentage of their Shares owned by such funds of funds or through such asset allocation programs. Should RIMCo or such Financial Intermediary change investment strategies or investment allocations such that fewer assets are invested in an Underlying Fund or an Underlying Fund is no longer used as an investment, that Underlying Fund could experience large redemptions of its Shares.
Global Financial Markets Risk
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease
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operations. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by an Underlying Fund. This could cause an Underlying Fund to underperform other types of investments.
The severity or duration of such conditions and/or events may be affected by policy changes made by governments or quasi-governmental organizations. During the recent global financial crisis, instability in the financial markets has led governments across the globe to take a number of unprecedented actions designed to support the financial markets. Future government regulation and/or intervention could also change the way in which an Underlying Fund is regulated, affect the expenses incurred directly by the Underlying Fund and the value of its investments, and limit and/or preclude an Underlying Fund's ability to achieve its investment objective. For example, uncertainty regarding the status of the euro could also create volatility in currency and the general financial markets, which may affect the liquidity and value of an Underlying Fund's investments. In addition, governments or their agencies may acquire distressed assets from financial institutions and acquire ownership interests in those institutions, which may affect an Underlying Fund's investments in ways that are unforeseeable.
Furthermore, a country’s economic conditions, political events, military action and/or other conditions may lead to foreign government intervention and the imposition of economic sanctions. Such sanctions may include (i) the prohibition, limitation or restriction of investment, the movement of currency, securities or other assets; (ii) the imposition of exchange controls or confiscations; and (iii) barriers to registration, settlement or custody. Sanctions may impact the ability of the Underlying Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, which may negatively impact the value and/or liquidity of such investments.
In certain countries, including the U.S., total public debt as a percentage of gross domestic product has grown rapidly since the beginning of the financial downturn. High levels of national debt may raise concerns that a government will be unable to pay investors at maturity, may cause declines in currency valuations or prevent such government from implementing effective fiscal policy. In 2011, Standard & Poor’s Ratings Services (“S&P”) lowered its long-term sovereign credit rating on the U.S., citing, among other reasons, controversy over raising the statutory debt ceiling and growth in public spending. Because certain Underlying Funds invest in securities supported by the full faith and credit of the U.S. government, the market prices and yields of such securities may be adversely affected by any actual or potential downgrade in the rating of U.S. long-term sovereign debt.
RIMCo will monitor developments in financial markets and seek to manage each Underlying Fund in a manner consistent with achieving each Underlying Fund’s investment objective, but there can be no assurance that it will be successful in doing so. In addition, RIF has established procedures to value instruments for which market prices may not be readily available.
Non-Diversification Risk
A non-diversified fund is subject to additional risk. To the extent an Underlying Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, an Underlying Fund’s performance will be more vulnerable to changes in the market value of the single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence, than it would be if the Underlying Fund were a diversified fund.
Industry Concentration Risk
Underlying Funds that concentrate their investments in a single industry carry a much greater risk of adverse developments in that industry than funds that invest in a wide variety of industries. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments.
Cash Management
Each Underlying Fund, except for the Russell Commodity Strategies Fund, may expose its cash to the performance of certain markets by purchasing equity securities (in the case of equity funds) or fixed income securities (in the case of fixed income funds) and/or derivatives. This approach increases an Underlying Fund's performance if the particular market rises in value and reduces an Underlying Fund's performance if the particular market declines in value. However, the performance of these instruments may not correlate precisely to the performance of the corresponding market and
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RIMCo or a money manager may not effectively select instruments to gain market exposure. As a result, while the goal is to achieve market returns, this strategy may underperform the applicable market. In addition, the sale of equity index put options with respect to an Underlying Fund's cash may reduce an Underlying Fund's performance if equity markets decline.
Securities Lending
If a borrower of an Underlying Fund's securities fails financially, the Underlying Fund’s recovery of the loaned securities may be delayed or the Underlying Fund may lose its rights to the collateral, which could result in a loss to the Underlying Fund. While securities are on loan, an Underlying Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults, the risk that the earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan, the risk that the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of the collateral posted, the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities, the risk that the return of loaned securities could be delayed and could interfere with portfolio management decisions and the risk that any efforts to recall the securities for purposes of voting may not be effective.
Operational Risk
An investment in a Fund or an Underlying Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failure in systems and technology, changes in personnel and errors caused by third-party service providers. While the Funds and Underlying Funds seek to minimize such events through controls and oversight, there may still be failures that could cause losses to a Fund or an Underlying Fund. In addition, as the use of technology increases, the Funds and Underlying Funds may be more susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Funds or Underlying Funds to lose proprietary information or operational capacity or suffer data corruption. As a result, the Funds and Underlying Funds may incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. In addition, cyber security breaches of the Funds’ or Underlying Funds' third party service providers or issuers in which the Funds or Underlying Funds invest may also subject the Funds or Underlying Funds to many of the same risks associated with direct cyber security breaches.
PORTFOLIO TURNOVER
Portfolio turnover measures how frequently securities held by a fund are bought and sold. The portfolio turnover rates for multi-manager funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Underlying Fund’s money managers makes decisions to buy or sell securities independently from other money managers. Thus, one money manager for an Underlying Fund may be selling a security when another money manager for the Underlying Fund is purchasing the same security. Also, when an Underlying Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase an Underlying Fund's portfolio turnover rate which may result in higher levels of realized gains or losses with respect to an Underlying Fund’s portfolio securities, higher brokerage commissions and other transaction costs. Brokerage commissions and transaction costs will reduce Underlying Fund performance. The annual portfolio turnover rates for each of the Underlying Funds, which in certain cases exceed 100%, are shown in the Financial Highlights tables in the Prospectuses of the Underlying Funds.
PORTFOLIO HOLDINGS
A description of the Funds' policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds' Statement of Additional Information.
DIVIDENDS AND DISTRIBUTIONS
Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year.
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Income Dividends
The amount and frequency of distributions are not guaranteed; all distributions are at the Board’s discretion. Currently, the Board intends to declare dividends from net investment income, if any, for each Fund on a quarterly basis, with payment being made in April, July, October and December. Each Fund receives income distributions from the Underlying Funds. An additional distribution of net investment income may be declared and paid by a Fund if required to avoid the imposition of a federal tax on the Fund.
Capital Gains Distributions
The Board will declare capital gains distributions (both short-term and long-term) once a year in mid-February to reflect any net short-term and net long-term capital gains, if any, realized by a Fund in the prior fiscal year. Each Fund receives capital gains distributions from the Underlying Funds. An additional distribution may be declared and paid by a Fund if required to avoid the imposition of a federal tax on the Fund. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, each Fund may generate capital gains through rebalancing its portfolio to meet its Underlying Fund allocation percentages.
Automatic Reinvestment
Dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Fund Shares, unless your Insurance Company elects to have the dividends or distributions paid in cash or invested in another Fund.
additional information about TAXES
Fund Shares are offered to Separate Accounts of Insurance Companies to fund the Policies they issue. Additionally, Insurance Companies may invest their own general account assets in RIF. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the Policies and the holders thereof, see the discussion regarding “Federal Tax Considerations” included in the prospectus for the Policies.
Each Fund intends to comply with the diversification requirements imposed by Section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the regulations thereunder. These requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer, and, because Section 817(h) and the regulations thereunder treat a Fund’s assets as assets of the related separate account, these limitations also apply to the Fund’s assets that may be invested in securities of a single issuer. Generally, the regulations provide that, as of the end of each calendar quarter, or within 30 days thereafter, no more than 55% of a Fund’s total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. A U.S. government security includes any security issued or guaranteed or insured by the U.S. or an instrumentality of the U.S. Failure of a Fund to satisfy the Section 817(h) requirements could result in adverse tax consequences to the Insurance Company and holders of Policies, other than as described in the prospectus for the Policies.
The Funds can have income, gains or losses from any distributions or redemptions in the Underlying Funds. Distributions of the long-term capital gains of either the Funds or Underlying Funds will generally be taxed as long-term capital gains. Other distributions, including short-term capital gains, will be taxed as ordinary income.
A Fund cannot use gains distributed by one Underlying Fund to offset losses in another Underlying Fund. Redemptions of shares in an Underlying Fund, including those resulting from allocation changes, could also cause additional distributable gains to shareholders, a portion of which may be short-term capital gains distributable as ordinary income. Further, a portion of any losses on Underlying Fund share redemptions may be deferred under the “wash sale” rules. As a result of these factors, the Funds’ “fund-of-funds” structure could affect the amount, timing and character of distributions to shareholders. A Fund may pass through foreign tax credits or tax-exempt interest from the Underlying Funds provided that at least 50% of the Fund's assets at the end of each quarter of the taxable year consist of investments in other regulated investment companies.
Dividends paid out of a Fund’s net investment income and net short-term capital gains will be taxable to an Insurance Company as ordinary income. Distributions of long-term capital gains, if any, earned by a Fund are taxable to
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an Insurance Company as long-term capital gains, regardless of how long the Insurance Company has held its shares. Fund distributions are taxable to shareholders in the same manner whether received in cash or reinvested in additional Fund shares. Insurance Companies should consult their own tax advisers as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.
Foreign exchange gain or loss arising from an Underlying Fund's foreign currency-denominated investments may increase or reduce the amount of ordinary income distributions made to an Insurance Company.
The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Funds and their shareholders; see the Statement of Additional Information and Policy prospectus for a more detailed discussion. You are urged to consult with your tax adviser.
HOW NET ASSET VALUE IS DETERMINED
Net Asset Value Per Share
The net asset value per share is calculated for Shares of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (“NYSE”) is open for regular trading. Each Fund and each Underlying Fund determines net asset value at 4:00 p.m. Eastern Time or as of the close of the NYSE, whichever is earlier.
The price of Fund Shares is based on a Fund’s net asset value and is computed by dividing the current value of a Fund’s assets (i.e., the Shares of the Underlying Funds at that day’s net asset value per share of such Underlying Fund) (less liabilities) by the number of Shares of the Fund outstanding and rounding to the nearest cent. Share value for purchase, redemption or exchange will be based on the net asset value next calculated after your order is received in good form (i.e., when all required documents and your check or wired funds are received) by a Fund or a Fund agent. See “Additional Information about Purchase of Fund Shares,” and “Additional Information about Redemption of Fund Shares” for more information.
Valuation of Portfolio Securities
The Funds value their portfolio securities, the Shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.
The Underlying Funds value portfolio instruments according to Board-approved securities valuation procedures and pricing services, which include market value procedures, fair value procedures and a description of the pricing services used by the Underlying Funds. Under the Board-approved securities valuation procedures, the Board has delegated the day-to-day valuation functions to RFSC, RFSC’s Oversight Committee and the Funds’ custodian. However, the Board retains oversight over the valuation process.
Ordinarily, the Underlying Funds value each portfolio instrument based on market quotations provided by pricing services or brokers (when permitted by the market value procedures). Equity securities (including exchange traded funds) are generally valued at the last quoted sale price or the official closing price as of the close of the exchange’s or other market’s regular trading hours on the day the valuation is made. Listed options are valued on the basis of the closing mean price and exchange listed futures contracts are valued on the basis of settlement price. Swaps may be valued at the closing price, clean market price or clean exchange funded price provided by a pricing service or broker depending on the type of swap being valued. Listed fixed income securities that have greater than 60 days remaining until maturity at the time of purchase are generally valued at the last quoted sale price as of the close of the exchange’s or other market’s regular trading hours on the day the valuation is made. Non-listed fixed income securities that have greater than 60 days remaining until maturity at the time of purchase are generally valued using the price supplied by a pricing service or broker, which may be an evaluated bid.  Evaluated bids are derived from a matrix, formula or other objective method that takes into consideration actual trading activity and volume, market indexes, credit quality, maturity, yield curves or other specific adjustments. Fixed income securities that have 60 days or less remaining until maturity at the time of purchase are valued using the amortized cost method of valuation, unless it is determined that the amortized cost method would result in a price that would be deemed to be not reliable. Issuer-specific conditions (e.g., creditworthiness of the issuer and the likelihood of full repayment at maturity) and conditions in the relevant market (e.g., credit, liquidity and interest
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rate conditions) are among the factors considered in this determination. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.
If market quotations are not readily available for an instrument or are considered not reliable because of market and/or issuer-specific information, the instrument will be valued at fair value, as determined in accordance with the fair value procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The fair value procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its Shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund Shares and the daily movement of the benchmark index if the index is valued using another pricing method.
This policy is intended to assure that the Underlying Funds' net asset values fairly reflect portfolio instrument values as of the time of pricing. Events or circumstances affecting the values of portfolio instruments that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund Shares is determined may be reflected in the calculation of the net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Fund deems that the particular event or circumstance would materially affect such Underlying Fund’s net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of significant events that could trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. Index); a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.
Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem Fund Shares.
ADDITIONAL INFORMATION ABOUT Purchase of Fund Shares
Insurance Companies place orders for their Separate Accounts based on, among other things, the amount of premium payments to be invested pursuant to Policies. Insurance Companies may also place orders for their general accounts. Individuals may not place orders directly with RIF. See the prospectus of the Separate Account and Policies of the Insurance Company for more information on the purchase of Fund Shares and with respect to the availability for investment in specific Funds. The Funds do not issue share certificates. Any minimum or subsequent investment requirements are governed by the applicable Policy through which you invest.
Orders to purchase Fund Shares are based on premiums and transaction requests received by each Insurance Company prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, on any business day of the Funds (a day on which the NYSE is open for regular trading). Each Insurance Company then submits purchase orders to the Funds in accordance with procedures established by the Insurance Company. All orders represented to the Funds by an Insurance Company as having been received prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, on any business day of the Funds will be effected at the net asset value of the applicable Fund determined on that day if RIF receives the order in proper form and in accordance with applicable requirements on the next business day before 11:00 a.m. Eastern Time. Federal funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) in the net amount of such orders shall be received by RIF on such next business day in accordance with applicable requirements by 2:00 p.m. Eastern Time. It is each Insurance Company’s responsibility to properly transmit purchase orders and Federal funds in accordance with applicable requirements. Policy owners should refer to the prospectus for their Policy and Separate Account in this regard.
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RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS
The Board has adopted frequent trading policies and procedures which are described below. The Funds will apply these policies uniformly. The Funds discourage frequent purchases and redemptions of Fund Shares by Fund shareholders. The Funds do not accommodate frequent purchases and redemptions of Fund Shares by Fund shareholders.
Each Fund reserves the right to restrict or reject, without prior notice, any purchase or exchange order for any reason. A Fund may, in its discretion, restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitations on frequent trading described below if the Fund or its agents (i.e., RIMCo or RFSC) determine that accepting the order could interfere with the efficient management of a Fund’s portfolio or otherwise not be in a Fund’s best interests.
In the event that a Fund rejects an exchange request, the Fund will seek additional instructions from the Insurance Company regarding whether or not to proceed with the redemption side of the exchange.
Frequent Trading Policies and Limitations on Trading Activity
Frequent trading of Fund Shares, often in response to short-term fluctuations in the market, also known as “market timing,” is not knowingly permitted by the Funds. Policy owners who are market timers should not direct that an investment be made in the Funds. The Funds are intended for long-term investors. The Funds, subject to the limitations described below, take steps reasonably designed to curtail frequent trading practices by policy owners or Insurance Companies. These actions include notifying an Insurance Company of the activity and requesting assistance from an Insurance Company in stopping the activity.
Each Fund monitors for “substantive” round trip trades over a certain dollar threshold that each Fund determines, in its discretion, could adversely affect the management of the Fund. A single substantive round trip is a purchase and redemption or redemption and purchase of Shares of a Fund within a rolling 60 day period. Each Fund permits two substantive round trip trades within a 60 day period.
While the Funds monitor for substantive trades over a certain dollar threshold, a Fund may deem any round trip trade to be substantive depending on the potential impact to the applicable Fund or Funds.
If after two “substantive” round trips, an additional purchase or redemption transaction is executed within that rolling 60 day period, future purchase transactions will be rejected or restricted for 60 days. If after expiration of such 60 day period, there are two “substantive” round trips followed by an additional purchase or redemption transaction within that rolling 60 day period, that Policy owner’s or Insurance Company’s right to purchase Shares of any Fund advised by RIMCo will be permanently revoked.
Because the Funds do not have direct access to a Policy owner's account to implement the purchase revocation, the Funds will require the Insurance Company to impose similar revocation of purchase privileges on the Policy owner. In the event that the Insurance Company cannot, due to regulatory or legal obligations, impose a revocation of purchase privileges, the Funds may accept an alternate trading restriction reasonably designed to protect the Funds from improper trading practices.
Any exception to the permanent revocation of a Policy owner’s or Insurance Company’s purchase privileges, or an alternative trading restriction designed to protect the Funds from improper trading practices, must be approved by the Funds' Chief Compliance Officer (“CCO”).
The Funds, through their agents, will use their best efforts to exercise the Funds' right to restrict or reject purchase and exchange orders as described above.
In certain circumstances, with prior agreement between an Insurance Company and the Funds, the Funds may rely on an Insurance Company's frequent trading policies if it is determined that the Insurance Company's policies are sufficient to detect and deter improper frequent trading. Any reliance by the Funds on an Insurance Company's frequent trading policies must be approved by the Funds' CCO after a determination that such policies are sufficient to detect and deter improper frequent trading. Therefore, with respect to frequent trading, shareholders who invest through an Insurance Company should be aware that they may be subject to the policies and procedures of their Insurance Company which may be more or less restrictive than the Funds' policies and procedures.
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This policy will not apply to:
•	Transactions in a Fund by certain other funds (i.e., funds of funds), including any Russell Investment Company and Russell Investment Funds funds of funds, and any other approved unaffiliated fund of funds. RIMCo and the Board of Trustees believe these transactions do not offer the opportunity for price arbitrage.
•	Trading associated with asset allocated programs where the asset allocation has been developed by RIMCo or an affiliate of RIMCo and RIMCo has transparency into the amount of trading and the ability to monitor and assess the impact to the Funds or scheduled rebalancing of asset allocated programs based on set trading schedules within specified limits.
•	Systematic purchase or redemption programs, if available.
In applying the policy on limitations on trading activity, the Funds consider the information available at the time and reserve the right to consider trading history in any Fund including trading history in other accounts under common ownership or control in determining whether to suspend or terminate trading privileges.
This policy will not affect any Insurance Company's redemption rights.
Limitations on the Ability to Detect and Curtail Frequent Trading
The Funds will use reasonable efforts to detect frequent trading activity but may not be able to detect such activity in certain circumstances. While the Funds have the authority to request and analyze data on Policy owners and will use their best efforts to enforce the policy described above, there may be limitations on the ability of the Funds to detect and curtail frequent trading practices and the Funds may still not be able to completely eliminate the possibility of improper trading under all circumstances. Policy owners seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent frequent trading, there is no guarantee that the Funds or their agents will be able to identify each such Policy owner or curtail their trading practices.
Any exceptions to this policy may only be made by the CCO after a determination that the transaction does not constitute improper trading or other trading activity that may be harmful to the Funds.
Because Insurance Companies hold the interests of Policy owners in Separate Accounts, the Funds currently have a very limited ability to monitor and detect frequent trading by Policy owners and have no ability to curtail frequent trading without the cooperation of the Insurance Companies. As a result of the Fund’s limited ability to monitor and detect frequent trading and its dependence on the cooperation of Insurance Companies to curtail such activity, frequent trading may occur. Shareholders and, indirectly, Policy owners may be exposed to the risks discussed below.
Risks of Frequent Trading
Short-term or excessive trading into and out of a Fund may harm a Fund’s performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Frequent trading may interfere with the efficient management of a Fund’s portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using interfund lending and engaging in portfolio transactions. Increased portfolio transactions and use of interfund lending would correspondingly increase the Fund’s operating expenses and decrease the Fund’s performance.
Additionally, to the extent that a Fund invests in an Underlying Fund that invests significantly in foreign securities traded on markets which may close prior to when the Fund determines its net asset value (referred to as the valuation time), frequent trading by certain shareholders may cause dilution in the value of Fund Shares held by other shareholders. Because events may occur after the close of these foreign markets and before the valuation time of the Funds that influence the value of these foreign securities, investors may seek to trade Fund Shares in an effort to benefit from their understanding of the value of these foreign securities as of the Fund’s valuation time (referred to as price arbitrage). These Underlying Funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what are believed to be the fair values of the foreign securities as of the valuation time. To the extent that an Underlying Fund does not accurately value foreign securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of Fund Shares held by other shareholders.
Because certain small capitalization equity securities may be traded infrequently, to the extent that a Fund invests in an Underlying Fund that invests significantly in small capitalization equity securities investors may seek to trade Fund
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Shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of a Fund’s portfolio to a greater degree than Underlying Funds which invest in highly liquid securities, in part because the Underlying Fund may have difficulty selling these small capitalization portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of Fund Shares held by other shareholders.
ADDITIONAL INFORMATION ABOUT Redemption of Fund Shares
Shares may be redeemed at any time by Insurance Companies on behalf of their Separate Accounts or their general accounts. Individuals may not place redemption orders directly with the Fund. Redemption requests for Fund shares are based on premiums and transaction requests represented to the Funds by each Insurance Company as having been received prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier on any business day of the Funds. All redemption requests received by an Insurance Company prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier, on any business day of the Funds will be effected at the net asset value of the applicable Fund determined on that day if RIF receives the order in proper form and in accordance with applicable requirements on the next business day before 11:00 a.m., Eastern Time. It is each Insurance Company’s responsibility to properly transmit redemption requests in accordance with applicable requirements. Policy owners should consult their Insurance Company in this regard. The value of the Shares redeemed may be more or less than their original cost, depending on the Fund’s then-current net asset value. The Funds do not impose charges for share redemption.
RIF ordinarily will make payment for all Shares redeemed within seven days after RIF receives a redemption request in proper form. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.
Should any conflict between variable annuity Policy owners and variable life insurance Policy owners arise which would require that a substantial amount of net assets be withdrawn from a Fund, orderly Fund management could be disrupted to the potential detriment of affected Policy owners.
Mixed and Shared Funding
The Funds offer their shares to (i) insurance company separate accounts that fund both variable contracts and variable life insurance contracts; and (ii) insurance company general accounts. Due to differences of tax treatment and other considerations, the interests of various variable contract owners participating in the Funds may conflict. The Board will monitor each Fund for any material irreconcilable conflicts that may arise and will determine what action, if any, should be taken. If a conflict occurs, the Board may require one or more insurance company separate accounts to withdraw its investment in the Fund, subject to the terms of the Fund participation agreement with such insurance company, which may cause the Fund to sell securities at disadvantageous prices and disrupt orderly Fund management.
SERVICING ARRANGEMENTS
Some Insurance Companies have entered into arrangements with RFSC and/or the Distributor pursuant to which they may receive compensation from RFSC and/or the Distributor, from RFSC’s and/or the Distributor’s own resources, for administrative and/or other services provided by those Insurance Companies. These payments may create a conflict of interest by influencing the Insurance Company and your salesperson to recommend the Funds or a Fund over another investment or by influencing an Insurance Company’s decision to include the Funds as an underlying investment option in its Policy. Ask your salesperson or visit your Insurance Company’s web site for more information.
The Funds’ Distributor may sponsor sales programs for its registered representatives in which cash incentives are offered to such registered representatives in connection with the sale of certain Funds’ Shares over various periods of time. Such cash incentives would be paid from the Funds’ Distributor’s own resources.
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FINANCIAL HIGHLIGHTS
The following financial highlights tables are intended to help you understand the Funds' financial performance for at least the past 60 months (or, if a Fund has not been in operation for 60 months, since the beginning of operations for the Fund). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the tables represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. The performance results shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have reduced the performance results shown in this section. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual report, which is available upon request.
The information in the following tables represents the Financial Highlights for the Moderate Strategy, Balanced Strategy, Growth Strategy and Equity Growth Strategy Funds. [To Be Updated By Amendment]
	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)(d)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Moderate Strategy Fund
December 31, 2014
December 31, 2013	10.10	.18	.50	.68	(.18)	(.19)	—
December 31, 2012	9.41	.30	.73	1.03	(.29)	(.05)	—
December 31, 2011	9.64	.27	(.26)	.01	(.24)	—	—
December 31, 2010	8.95	.42	.69	1.11	(.41)	—	(.01)
Balanced Strategy Fund
December 31, 2014
December 31, 2013	9.55	.21	.96	1.17	(.21)	(.07)	—
December 31, 2012	8.66	.23	.89	1.12	(.23)	—	—
December 31, 2011	9.07	.21	(.42)	(.21)	(.20)	—	—
December 31, 2010	8.25	.31	.84	1.15	(.31)	—	(.02)
Growth Strategy Fund
December 31, 2014
December 31, 2013	8.97	.22	1.26	1.48	(.22)	—	—
December 31, 2012	8.01	.18	.95	1.13	(.17)	—	—
December 31, 2011	8.57	.17	(.57)	(.40)	(.16)	—	—
December 31, 2010	7.66	.23	.91	1.14	(.22)	—	(.01)
Equity Growth Strategy Fund
December 31, 2014
December 31, 2013	8.21	.23	1.39	1.62	(.23)	—	—
December 31, 2012	7.22	.15	.98	1.13	(.14)	—	—
December 31, 2011	7.82	.13	(.61)	(.48)	(.12)	—	—
December 31, 2010	6.98	.14	.91	1.05	(.15)	—	(.06)
See Notes to Financial Highlights at the end of this section.
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$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Expenses to Average Net Assets, Net(c)(d)	% Ratio of Net Investment Income to Average Net Assets(b)(d)	% Portfolio Turnover Rate

(.37)	10.41	6.79	103,093.35		.10	1.69	18
(.34)	10.10	11.07	94,221.36		.10	3.01	20
(.24)	9.41	.12	75,056.38		.10	2.80	10
(.42)	9.64	12.62	54,573.44		.10	4.56	45

(.28)	10.44	12.43	304,103.31		.10	2.09	11
(.23)	9.55	12.95	253,080.32		.10	2.49	21
(.20)	8.66	(2.40)	201,069.31		.10	2.36	8
(.33)	9.07	14.06	157,122.36		.10	3.67	23

(.22)	10.23	16.56	189,956.32		.10	2.29	12
(.17)	8.97	14.22	145,155.34		.10	2.07	25
(.16)	8.01	(4.73)	111,479.34		.10	2.02	10
(.23)	8.57	15.06	90,592.39		.10	2.88	29

(.23)	9.60	19.81	50,254.41		.10	2.55	17
(.14)	8.21	15.68	39,140.44		.10	1.79	37
(.12)	7.22	(6.22)	30,845.49		.10	1.72	15
(.21)	7.82	15.09	26,816.53		.10	1.89	42
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[Notes to Financial Highlights- December 31, 2014][To Be Updated By Amendment]
(a)	Average daily shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(d)	May reflect amounts waived and reimbursed by RIMCo.
(e)	The total return does not reflect any Insurance Company Separate Account or Policy Charges.
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MONEY MANAGER INFORMATION
The money managers of the Underlying Funds are not affiliates of the Funds or Underlying Funds, RIMCo, RFSC or RFS other than as a result of their management of Underlying Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with RIF, other RIF Funds, or to other clients of RIMCo or of Frank Russell Company, including Frank Russell Company’s wholly-owned subsidiary, Russell Trust Company. Investments in the Funds are not deposits with or other liabilities of any of the money managers and are subject to investment risk, including loss of income and principal invested and possible delays in payment of redemption proceeds. The money managers do not guarantee the performance of a Fund or any particular rate of return.
A complete list of current money managers for the RIC Underlying Funds can be found in the RIC Underlying Funds' Prospectus at www.russell.com. A complete list of current money managers for the RIF Underlying Funds can be found in the RIF Underlying Funds' Prospectus at http://hosted.rightprospectus.com/RIF/.
When considering an investment in the Funds, do not rely on any information unless it is contained in this Prospectus or in the Funds' Statement of Additional Information. The Funds have not authorized anyone to add any information or to make any additional statements about the Funds. The Funds may not be available in some jurisdictions or to some persons. The fact that you have received this Prospectus should not, in itself, be treated as an offer to sell Shares to you. Changes in the affairs of the Funds or in the Underlying Funds' money managers may occur after the date on the cover page of this Prospectus. This Prospectus will be amended or supplemented to reflect any material changes to the information it contains.
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EXPENSE NOTES
The following notes supplement the Annual Fund Operating Expenses tables in the Risk/Return Summary and provide additional information necessary to understand the expenses provided in those tables:
•	“Other Expenses” includes an administrative fee of up to 0.05% of average daily net assets.
•	Shareholders in the Funds bear indirectly the proportionate expenses of the Underlying Funds in which they invest. These expenses are reflected in Acquired (Underlying) Fund Fees and Expenses. The Funds’ Net Annual Fund Operating Expense ratios in the table are based on the Funds’ total direct operating expense ratios plus a weighted average of the expense ratios of the Underlying Funds in which the Funds invest. These Net Annual Fund Operating Expense ratios may be higher or lower depending on the allocation of the Funds assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of the Funds. The fees payable by a Fund with respect to the investment of cash reserves are included in “Acquired Fund Fees and Expenses” if they at least 0.01% of the Fund’s average net assets. If such fees are less than 0.01% of the Fund’s average net assets, they are included in “Other Expenses.”
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For more information about the Funds, the following documents are available without charge:
ANNUAL/SEMIANNUAL REPORTS: Additional information about each Fund’s investments is available in the Funds’ annual and semiannual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.
STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.
The annual and semiannual reports for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semiannual report or the Funds’and Underlying Funds' SAI, and may request other information or make other inquiries, by contacting the Funds at:
Russell Investment Funds
P.O. Box 8420
Boston, MA 02266-8420
Telephone: 1-800-787-7354
Neither the Funds’ SAI nor shareholder reports are available on the Funds’ website because shares of the Funds are not publicly available.
You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549.
Distributor: Russell Financial Services, Inc.
SEC File No. 811-05371
36-08-183 (0515)

RUSSELL INVESTMENT FUNDS
1301 Second Avenue, 18th Floor
Seattle, Washington 98101
Telephone (800) 972-0700
STATEMENT OF ADDITIONAL INFORMATION
Non-Funds of Funds
May 1, 2015
Russell Investment Funds (“RIF”) is a single legal entity organized as a business trust under the laws of the Commonwealth of Massachusetts. RIF has nine investment portfolios, each referred to as a “Fund.” RIF offers shares of beneficial interest (“Shares”) in the Funds in multiple separate Prospectuses.
The Funds serve as the investment base for a variety of insurance products (the “Policies”) to be issued by one or more insurance companies (each referred to herein as an “Insurance Company”).
This Statement of Additional Information (“SAI”) is not a Prospectus; this SAI should be read in conjunction with the Funds’ Prospectus dated May 1, 2015 and any supplements thereto, which may be obtained without charge by telephoning or writing RIF at the number or address shown above. You should retain this SAI for future reference.
Capitalized terms not otherwise defined in this SAI shall have the meanings assigned to them in the Prospectus.
This SAI incorporates by reference the Funds’ Annual Reports to Shareholders for the year ended December 31, 2014. Copies of the Funds’ Annual Report accompany this SAI.
As of the date of this SAI, RIF is comprised of nine Funds. Five of those Funds are described in this SAI.
Fund	Ticker
Multi-Style Equity Fund	RIFAX
Aggressive Equity Fund	RIFBX
Global Real Estate Securities Fund*	RIFSX
Non-U.S. Fund	RIFCX
Core Bond Fund	RIFDX
*On May 1, 2011, the Real Estate Securities Fund was renamed the Global Real Estate Securities Fund.

Structure And Governance
ORGANIZATION AND BUSINESS HISTORY.
RIF was originally organized as a Maryland corporation and, on July 11, 1996, was reorganized as a Massachusetts business trust.
RIF is currently organized and operating under an Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (the “Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Board of Trustees (“Board” or the “Trustees”) may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of RIF as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of RIF or the Fund, respectively. However, the Trustees may, without the affirmative vote of a majority of the outstanding voting shares (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of RIF or a Fund by a vote of a majority of the Trustees or written instrument executed by a majority of their number then in office, terminate, liquidate or reorganize any Fund or any class of Shares of any such Fund at any time by written notice to affected Shareholders. RIF is a registered open-end management investment company. Each of the Funds is diversified. Under the 1940 Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
RIF is authorized to issue Shares of beneficial interest, and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio - a “Fund.” Each Fund is deemed to be a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The Master Trust Agreement provides that shareholders may be required to redeem their Shares at any time (1) if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of RIF or of any Fund or (2) upon such other conditions as may from time to time be determined by the Trustees and set forth in the Prospectuses with respect to the maintenance of shareholder accounts of a minimum amount. However, shareholders can only be required to redeem their Shares to the extent consistent with the 1940 Act, the rules thereunder and Securities and Exchange Commission (“SEC”) interpretations thereof.
Under the Master Trust Agreement, RIF’s Funds are authorized to issue Shares of beneficial interest in one or more classes. The Funds do not presently offer Shares in multiple classes, although they may do so in the future.
Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that RIF shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.
The Funds’ investment adviser is Russell Investment Management Company (“RIMCo” or the “Adviser”). The Funds divide responsibility for investment advice between RIMCo and a number of money managers unaffiliated with RIMCo.
Pursuant to claims for exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), the Funds are not subject to registration or regulation as commodity pool operators under the CEA.  In order to maintain the exclusion, each Fund must annually affirm to the National Futures Association that it has met and will continue to meet the conditions necessary to qualify for the exclusion.  In the event that a Fund engages in transactions that require registration as a commodity pool operator in the future, the Fund will comply with applicable regulations with respect to that Fund.   If a Fund registers as a commodity pool operator and operates subject to Commodity Futures Trading Commission (“CFTC”) regulation, it may incur additional expenses.
Under the terms of an exemptive order received by RIF from the SEC, Shares of a Fund may be sold to separate accounts of more than one Insurance Company to fund variable life and variable annuity Policies. RIF’s Trustees will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. An irreconcilable conflict that is not resolved might result in the withdrawal of a substantial amount of assets, causing a negative impact on net asset value.
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Frank Russell Company (“FRC”) has the right to grant (and withdraw) the nonexclusive use of the name “Frank Russell,” “Russell” or any variation.
SHAREHOLDER MEETINGS.
RIF will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board, (ii) upon written request to the Board by shareholders holding at least 10% of RIF's outstanding Shares, or (iii) upon the Board’s failure to honor the shareholders’ request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. The Board will provide the assistance required by the 1940 Act in connection with any special meeting called by shareholders following a failure of the Board to honor a shareholder request for a special meeting. Each Share of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote.  On any matter which affects only a particular Fund, only Shares of that Fund are entitled to vote. There are no cumulative voting rights.
In connection with an exemptive order which RIF received from the SEC, it has committed to a “pass-through” voting procedure which will generally require an Insurance Company to cast votes at RIF meetings as directed by policyholders, and to cast votes for which it has not received voting instructions from policyholders in the same proportion as those for which instructions have been received. Policyholders should review their prospectus for their Policies to determine their rights and responsibilities, and to ascertain when the Insurance Company may disregard voting instructions.
CONTROLLING SHAREHOLDERS.
The Trustees have the authority and responsibility under applicable state law to direct the management of the business of RIF, and hold office unless they retire (or upon reaching the mandatory retirement age of 72), resign or are removed by, in substance, a vote of two-thirds of the number of Trustees or of RIF Shares outstanding. Insurance Companies that are shareholders of RIF pass through any proxies to be voted to holders of their insurance policies. Under these circumstances, no one person, entity or shareholder “controls” RIF. For a list of shareholders owning 5% or more of the voting Shares of any Fund or more than 25% of the voting Shares of any Fund please refer to the Appendix at the end of this SAI.
TRUSTEES AND OFFICERS.
The Board of Trustees is responsible under applicable state law for generally overseeing management of the business and affairs of RIF and does not manage operations on a day-to-day basis. The officers of RIF, all of whom are employed by and are officers of RIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations. The Board of Trustees carries out its general oversight responsibilities in respect of the Funds' operations by, among other things, meeting with RIF management at the Board's regularly scheduled meetings and as otherwise needed and, with the assistance of RIF management, monitoring or evaluating the performance of the Funds' service providers, including RIMCo, the Funds' custodian and the Funds' transfer agent. As part of this oversight process, the Board of Trustees consults not only with management and RIMCo, but with RIF's independent auditors, Fund counsel and separate counsel to the Independent Trustees. The Board of Trustees monitors Fund performance as well as the quality of services provided to the Funds. As part of its monitoring efforts, the Board of Trustees reviews Fund fees and expenses in light of the nature, scope and overall quality of services provided to the Funds. The Board of Trustees is required under the 1940 Act to review and approve the Funds' contracts with RIMCo and the money managers.
Generally, a Trustee may be removed at any time by a vote of two-thirds of the number of Trustees or of RIF Shares outstanding. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as after filling such vacancy, two-thirds of the Trustees have been elected by shareholders. There is one Trustee Emeritus. Trustees Emeritus do not have the power to vote on matters coming before the Board, or to direct the vote of any Trustee, and generally are not responsible or accountable in any way for the performance of the Board’s responsibilities.
The Trustees and officers of the Funds also serve in similar positions for funds of funds (the “Funds of Funds”) which invest in different combinations of some of the Funds. Thus, if the interests of a Fund and a Fund of Funds were to diverge, it is possible that a conflict of interest could arise. If such a conflict arises, the Trustees and officers of the affected Funds, respectively, will take all steps they believe reasonable to manage, and where possible, minimize the potential conflict, including possibly by disclosing the conflict to shareholders.
The Board of Trustees is currently comprised of eight Trustees, one of whom, Sandra Cavanaugh, is an Interested Trustee. Sandra Cavanaugh is an officer of RIF and, thus, classified as an Interested Trustee. There are seven Independent Trustees on the Board, including Kristianne Blake, who has served as the Chair of the Board since 2005. The Board of Trustees has established a standing Audit Committee, a standing Nominating and Governance Committee and a standing Investment Committee which assist in performing aspects of its role in oversight of the Funds’ operations and are described in more detail in the following paragraphs. The Board’s role in risk oversight of the Funds reflects its responsibility under applicable state
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law to oversee generally, rather than to manage, the operations of the Funds. In line with this oversight responsibility, the Board receives reports and makes inquiry at its regular meetings and as needed regarding the nature and extent of significant Fund risks (including investment, operational, compliance and valuation risks) that potentially could have a material adverse impact on the business operations, investment performance or reputation of the Funds, but relies upon the Funds’ management (including the Funds’ portfolio managers), the Funds’ Chief Compliance Officer (“CCO”), who reports directly to the Board, and the Adviser (including the Adviser’s Chief Risk Officer (“CRO”)) to assist it in identifying and understanding the nature and extent of such risks and determining whether, and to what extent, such risks may be eliminated or mitigated. Under the Funds’ multi-manager structure, the Adviser is responsible for oversight, including risk management oversight, of the services provided by the Funds’ money managers, and providing reports to the Board with respect to the money managers. In addition to reports and other information received from Fund management and the Adviser regarding the Funds’ investment program and activities, the Board as part of its risk oversight efforts meets at its regular meetings and as needed with representatives of the Funds’ senior management, including its CCO, to discuss, among other things, risk issues and issues regarding the policies, procedures and controls of the Funds. The Board receives quarterly reports from the CCO and other representatives of the Funds’ senior management which include information regarding risk issues and receives an annual report from the CRO. The Board may be assisted in performing aspects of its role in risk oversight by the Audit Committee, the Investment Committee and such other standing or special committees as may be established from time to time by the Board. For example, the Audit Committee of the Board regularly meets with the Funds’ independent public accounting firm to review, among other things, reports on the Funds’ internal controls for financial reporting. The Board believes it is not possible to identify all risks that may affect the Funds; it is not practical or cost-effective to eliminate or mitigate all risks; and it is necessary for the Funds to bear certain risks (such as investment-related risks) to achieve their investment objectives. The processes or controls developed to address risks may be limited in their effectiveness and some risks may be beyond the reasonable control of the Board, the Funds, the Adviser, the Adviser’s affiliates or other service providers. Because the Chairman of the Board and the Chair of each of the Board’s Audit, Investment and Nominating and Governance Committees are Independent Trustees, the manner in which the Board administers its risk oversight efforts is not expected to have any significant impact on the Board’s leadership structure. The Board has determined that its leadership structure, including its role in risk oversight, is appropriate given the characteristics and circumstances of the Funds, including such factors as the number of Funds, the Funds’ share classes, the Funds’ distribution arrangements and the Funds’ manager of managers structure. In addition, the Board believes that its leadership structure facilitates the independent and orderly exercise of its oversight responsibilities.
RIF's Board of Trustees has adopted and approved a formal written charter for the Audit Committee, which sets forth the Audit Committee’s current responsibilities. The Audit Committee’s primary functions are: (1) to assist Board oversight of (a) the integrity of the Funds’ financial statements, (b) RIF's compliance with legal and regulatory requirements that relate to financial reporting, as appropriate, (c) the independent registered public accounting firm’s qualifications and independence, and (d) the performance of RIF's independent registered public accounting firm; (2) to oversee the preparation of an Audit Committee report as required by the SEC to be included in RIF's Form N-CSR or any proxy statement, as applicable; (3) to oversee RIF's accounting and financial reporting policies and practices and its internal controls; and (4) to act as a liaison between RIF's independent registered public accounting firm and the full Board. The Audit Committee reviews both the audit and non-audit work of RIF's independent registered public accounting firm, submits a recommendation to the Board as to the selection of the independent registered public accounting firm, and pre-approves (i) all audit and non-audit services to be rendered by the independent registered public accounting firm for RIF, (ii) all audit services provided to RIMCo, or any affiliate thereof that provides ongoing services to RIF, relating to the operations and financial reporting of RIF, and (iii) all non-audit services relating to the operations and financial reporting of RIF, provided to RIMCo, or any affiliate thereof that provides ongoing services to RIF, by any auditors with an ongoing relationship with RIF. It is management’s responsibility to maintain appropriate systems for accounting and internal control and the auditor’s responsibility to plan and carry out a proper audit. Currently, the Audit Committee members are Mr. Daniel P. Connealy and Mses. Kristianne Blake and Cheryl Burgermeister, each of whom is an Independent Trustee. For the fiscal year ended December 31, 2014, the Audit Committee held [ ] meetings.
RIF's Board of Trustees has adopted and approved a formal written charter for the Investment Committee, which sets forth the Investment Committee’s current responsibilities. The Investment Committee: (1) shall regularly review and monitor the investment strategies and investment performance of the Funds; (2) shall review the kind, scope, and format of, and the time periods covered by, the investment performance data and related reports provided to the Board; (3) may review the investment performance benchmarks and peer groups used in reports delivered to the Board; (4) may review such matters that are related to the investments, investment strategies and investment performance of the Funds as would be considered by the Board as
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the Committee may deem to be necessary or appropriate; and (5) may meet with any officer of the Trust, or officer or other representative of RIMCo, any subadviser to a fund or other service provider to the Trust. Currently, the Investment Committee members are Messrs. Thaddas L. Alston, Raymond P. Tennison, Jr. and Jack R. Thompson and Mses. Katherine W. Krysty and Sandra Cavanaugh. For the fiscal year ended December 31, 2014, the Investment Committee held [ ] meetings.
RIF's Board of Trustees has adopted and approved a formal written charter for the Nominating and Governance Committee, which sets forth the Nominating and Governance Committee’s current responsibilities. The primary functions of the Nominating and Governance Committee are to: (1) nominate and evaluate individuals for Trustee membership on the Board, including individuals who are not interested persons of RIF for Independent Trustee membership; (2) supervise an annual assessment by the Trustees taking into account such factors as the Committee may deem appropriate; (3) review the composition of the Board; (4) review Independent Trustee compensation; and (5) make nominations for membership on all Board committees and review the responsibilities of each committee. In identifying and evaluating nominees, the Nominating and Governance Committee considers factors it deems relevant which include: whether or not the person is an “interested person” as defined in the 1940 Act and whether the person is otherwise qualified under applicable laws and regulations to serve on the Board of Trustees of the Trust; whether or not the person has any relationship that might impair his or her independence, such as any business, financial or family relationships with Fund management, the investment adviser of the Funds, Fund service providers or their affiliates; whether or not the person serves on boards of, or is otherwise affiliated with, competing organizations or funds; and the character and integrity of the person and the contribution which the person can make to the Board. The Nominating and Governance Committee does not have a formal diversity policy but it may consider diversity of professional experience, education and skills when evaluating potential nominees. The Committee will not consider nominees recommended by Shareholders of the Funds. Currently, the Nominating and Governance Committee members are Messrs. Raymond P. Tennison, Jr. and Thaddas L. Alston and Mses. Kristianne Blake and Cheryl Burgermeister, each of whom is an Independent Trustee. For the fiscal year ended December 31, 2014, the Nominating and Governance Committee held [ ] meetings.
Trustees are paid an annual retainer plus meeting attendance and chairperson fees, both at the Board and Committee levels, in addition to any travel and other expenses incurred in attending Board and Committee meetings. RIF's officers and employees are paid by RIMCo or its affiliates.
Each Trustee was selected to join the Board based upon a variety of factors, including, but not limited to, the Trustee’s background, business and professional experience, qualifications and skills. No factor, by itself, has been controlling in the selection evaluations.
The following tables provide information, as of the date of this SAI, for each officer and Trustee of the Russell Fund Complex. The Russell Fund Complex consists of RIC, which has 39 funds, RIF, which has nine funds and Russell Exchange Traded Funds Trust (“RET”), which has no funds. Each of the Trustees is a trustee of RIC, RIF and RET. The first table provides information for the Interested Trustee. The second table provides information for the Independent Trustees. The third table provides information for the Trustee Emeritus. The fourth table provides information for the officers.
Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies; Mr. Connealy has had experience with other investment companies and their investment advisers, first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies, and has been determined by the Board to be an “audit committee financial expert”; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Ms. Cavanaugh has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies. As a senior officer and/or director of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Ms. Cavanaugh is in a position to provide the Board with such parties’ perspectives on the management, operations and distribution of the Funds.
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Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INTERESTED TRUSTEE
#Sandra Cavanaugh Born May 10, 1954 1301 Second Avenue, 18th Floor, Seattle, WA 98101	• President and Chief Executive Officer since 2010 • Trustee since 2010	• Until successor is chosen and qualified by Trustees • Appointed until successor is duly elected and qualified	• President and CEO, RIC, RIF and RET • Chairman of the Board, Co-President and CEO, Russell Financial Services, Inc. (“RFS”) • Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”) • Director, RIMCo • Chairman of the Board, President and CEO, Russell Insurance Agency, Inc. (“RIA”) (insurance agency)	48	None
*	Each Trustee is subject to mandatory retirement at age 72.
#	Ms. Cavanaugh is also an officer and/or director of one or more affiliates of RIC, RIF and RET and is therefore classified as an Interested Trustee.
Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES
Thaddas L. Alston Born April 7, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2006	• Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	48	None
Kristianne Blake Born January 22, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2000 • Chairman since 2005	• Appointed until successor is duly elected and qualified • Annual	• Director and Chairman of the Audit Committee, Avista Corp. (electric utilities) • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services) • Until June 30, 2014, Director, Ecova (total energy and sustainability management) • Until December 31, 2013, Trustee and Chairman of the Operations Committee, Principal Investors Funds and Principal Variable Contracts Funds (investment company) • From April 2004 through December 2012, Director, Laird Norton Wealth Management and Laird Norton Tyee Trust (investment company)	48	• Director, Avista Corp (electric utilities)
• Until June 30, 2014, Director, Ecova (total energy and sustainability management)
• Until December 31, 2013, Trustee, Principal Investors Funds (investment company)
• Until December 31, 2013, Trustee, Principal Variable Contracts Funds (investment company)
					• From April 2004 through December 2012, Director, Laird Norton Wealth Management and Laird Norton Tyee Trust (investment company)
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Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES
Cheryl Burgermeister Born June 26, 1951 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2012	• Appointed until successor is duly elected and qualified	• Retired • Trustee and Chairperson of Audit Committee, Select Sector SPDR Funds (investment company)	48	• Trustee and Chairperson of Select Sector SPDR Funds (investment company) • Trustee, ALPS Series Trust (investment company)
Daniel P. Connealy Born June 6, 1946 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2003 • Chairman of the Audit Committee since 2015	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• Retired • June 2004 to June 2014, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc. (investment company)	48	None
Katherine W. Krysty Born December 3, 1951 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2014	• Appointed until successor is duly elected and qualified	• Retired • January 2011 through March 2013, President Emerita, Laird Norton Wealth Management (investment company) • April 2003 through December 2010, Chief Executive Officer of Laird Norton Wealth Management (investment company)	48	• None
Raymond P. Tennison, Jr. Born December 21, 1955 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2000 • Chairman of the Nominating and Governance Committee since 2007	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• Retired • From January 2008 to December 2011,Vice Chairman of the Board, Simpson Investment Company (paper and forest products) • Until November 2010, President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	48	None
Jack R. Thompson Born March 21, 1949 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2005 • Chairman of the Investment Committee since 2015	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• September 2007 to September 2010, Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)	48	• Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation until September 2010 (health products company)
*	Each Trustee is subject to mandatory retirement at age 72.

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Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
TRUSTEE EMERITUS
George F. Russell, Jr. Born July 3, 1932 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee Emeritus and Chairman Emeritus since 1999	• Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)) and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	48	None

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Cheryl Wichers Born December 16, 1966 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Compliance Officer since 2005	Until removed by Independent Trustees	• Chief Compliance Officer, RIC, RIF and RET • Chief Compliance Officer, RFSC and U.S. One Inc. • 2005 to 2011 Chief Compliance Officer, RIMCo
Sandra Cavanaugh Born May 10, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	President and Chief Executive Officer since 2010	Until successor is chosen and qualified by Trustees	• CEO, U.S. Private Client Services, Russell Investments
• President and CEO, RIC, RIF and RET
• Chairman of the Board, Co-President and CEO, RFS
• Chairman of the Board, President and CEO, RFSC
• Director, RIMCo
• Chairman of the Board, President and CEO, RIA
Mark E. Swanson Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees	• Treasurer, Chief Accounting Officer and CFO, RIC, RIF and RET
• Director, RIMCo, RFSC, RTC and RFS
• Global Head of Fund Services, Russell Investments
• October 2011 to December 2013, Head of North America Operations, Russell Investments
• May 2009 to October 2011, Global Head of Fund Operations, Russell Investments
Jeffrey T. Hussey Born May 2, 1969 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Investment Officer since 2013	Until removed by Trustees	• Global Chief Investment Officer, Russell Investments
• Chief Investment Officer, RIC, RIF and RET
• Chairman of the Board, President and CEO, RIMCo
• Director, RTC, RIS and Russell Investments Delaware, Inc.
• Board of Managers, Russell Institutional Funds Management, Inc.
• 2003 to 2013 Chief Investment Officer, Fixed Income, Russell Investments
Mary Beth R. Albaneze Born April 25, 1969 1301 Second Avenue, 18th Floor Seattle, WA 98101	Secretary since 2010	Until successor is chosen and qualified by Trustees	• Associate General Counsel, Russell Investments
• Secretary, RIMCo, RFSC and RFS
• Secretary and Chief Legal Officer, RIC, RIF and RET
• Assistant Secretary, RFS, RIA and U.S. One Inc.
• 1999 to 2010 Assistant Secretary, RIC and RIF
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Trustee Compensation Table
For The Fiscal Year Ended December 31, 2014 [To Be updated by amendment]
	AGGREGATE COMPENSATION FROM RIF	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF RIF EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM RIF AND RUSSELL FUND COMPLEX PAID TO TRUSTEES
INTERESTED TRUSTEES
Sandra Cavanaugh	[ ]	[ ]	[ ]	[ ]
INDEPENDENT TRUSTEES
Thaddas L. Alston	[ ]	[ ]	[ ]	[ ]
Kristianne Blake	[ ]	[ ]	[ ]	[ ]
Cheryl Burgermeister	[ ]	[ ]	[ ]	[ ]
Daniel P. Connealy*	[ ]	[ ]	[ ]	[ ]
Katherine W. Krysty	[ ]	[ ]	[ ]	[ ]
Raymond P. Tennison, Jr.	[ ]	[ ]	[ ]	[ ]
Jack R. Thompson	[ ]	[ ]	[ ]	[ ]
TRUSTEE EMERITUS
George F. Russell, Jr.	[ ]	[ ]	[ ]	[ ]
*	Mr. Connealy was an officer of a broker-dealer that distributes shares of the RIC Funds and was therefore classified as an Interested Trustee prior to June 17, 2014.
Equity Securities Beneficially Owned By Trustees
For The Calendar Year Ended December 31, 2014 [to be updated by amendment]
	DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEES IN RUSSELL FUND COMPLEX
INTERESTED TRUSTEES
Sandra Cavanaugh	[ ]	[ ]
INDEPENDENT TRUSTEES
Thaddas L. Alston	[ ]	[ ]
Kristianne Blake	[ ]	[ ]
Cheryl Burgermeister	[ ]	[ ]
Daniel P. Connealy*	[ ]	[ ]
Katherine W. Krysty	[ ]	[ ]
Raymond P. Tennison, Jr.	[ ]	[ ]
Jack R. Thompson	[ ]	[ ]
TRUSTEE EMERITUS
George F. Russell, Jr.	[ ]	[ ]

*	Mr. Connealy was an officer of a broker-dealer that distributes shares of the RIC Funds and was therefore classified as an Interested Trustee prior to June 17, 2014.
Operation Of RIF
SERVICE PROVIDERS.
RIF's principal service providers are:
Adviser	Russell Investment Management Company
Administrator and Transfer and Dividend Disbursing Agent	Russell Fund Services Company
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Money Managers	Multiple professional discretionary investment management organizations
Custodian and Portfolio Accountant	State Street Bank and Trust Company
Distributor	Russell Financial Services, Inc.
Money Manager Research Services	Frank Russell Company
ADVISER.
RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall portfolio exposures.
RIMCo’s mailing address is 1301 Second Avenue, 18th Floor, Seattle, WA 98101.
For all Funds, subject to the approval of the Funds’ Board, RIMCo selects, oversees and evaluates the performance results of the Funds’ money managers and allocates most Fund assets among multiple money manager investment strategies. A money manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of Fund assets to manage directly and selects the individual portfolio securities for the assets assigned to it, (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIMCo representing its investment recommendations, based upon which RIMCo purchases and sells securities for a Fund or (3) both a discretionary and non-discretionary assignment.  RIMCo does not evaluate the investment merits of a money manager’s individual security selections or recommendations.  Money managers are unaffiliated with RIMCo. RIMCo manages the portion of each Fund’s assets that RIMCo determines not to allocate to the money managers. Assets not allocated to money managers include a Fund's liquidity reserves and assets which may be managed directly by RIMCo to effect a Fund's investment strategies and/or to modify the Fund’s overall portfolio exposures to seek to achieve the desired risk/return profile for the Fund. RIMCo may also manage portions of a Fund during transitions between money managers. RIMCo, as agent for RIF, pays the money managers’ fees for the Funds, as a fiduciary for the Funds, out of the advisory fee paid by the Funds to RIMCo. The remainder of the advisory fee is retained by RIMCo as compensation for the services described above and to pay expenses.
Each of the Funds pays an advisory fee directly to RIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. (See the Prospectus for the Funds' annual advisory percentage rates.)
Each Fund invests its cash reserves in an unregistered cash management fund advised by RIMCo. RIMCo has waived its 0.05% advisory fee for the unregistered fund.
Each Fund that lends its portfolio securities invests all or a portion of its collateral received in securities lending transactions in an unregistered cash management fund advised by RIMCo and administered by RFSC.  The aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC on the securities lending collateral invested in the unregistered fund is 0.07%. Out of the advisory fee, RIMCo pays certain expenses of the unregistered fund.
The Funds paid RIMCo the following advisory fees (gross of reimbursements and/or waivers) for the fiscal years ended December 31, 2014, 2013 and 2012, respectively:
[To Be Updated By Amendment]
	$ Amount Paid			Annual Rate (as a % of average daily net assets)
Fund	2014	2013	2012	2014	2013	2012
Multi-Style Equity Fund	$[ ]	$3,177,534	$2,857,624	[ ]%	0.73%	0.73%
Aggressive Equity Fund	[ ]	1,910,412	1,665,114	[ ]	0.90	0.90
Global Real Estate Securities Fund	[ ]	5,194,702	4,338,362	[ ]	0.80	0.80
Non-U.S. Fund	[ ]	3,444,343	3,070,044	[ ]	0.90	0.90
Core Bond Fund	[ ]	3,920,971	3,379,395	[ ]	0.55	0.55
RIMCo has contractually agreed to waive and/or reimburse all or a portion of its advisory fees for certain Funds, up to the full amount of its fee, to the extent the Fund’s operating expenses exceed specified limits imposed by RIMCo on an annual basis. Additionally, RIMCo has contractually agreed to reimburse certain Funds for all remaining expenses, after fee waivers, that still exceed their respective expense caps. These arrangements are not part of the Advisory Agreement with RIF and may be changed or discontinued.

RIMCo currently calculates its advisory fee based on a Fund’s average daily net assets. The following paragraphs list the current waivers for the Funds and those that were in effect during the last three fiscal years.
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Current Waivers:
[To Be Updated By Amendment]
RIMCo agreed to certain waivers of its advisory fees as follows:
For the Aggressive Equity Fund, RIMCo has contractually agreed, until April 30, 2015, to waive 0.05% of its 0.90% advisory fee. The waiver may not be terminated during the relevant period except with Board approval.
For the Non-U.S. Fund, RIMCo has contractually agreed, until April 30, 2015, to waive 0.05% of its 0.90% advisory fee. The waiver may not be terminated during the relevant period except with Board approval.
For the Core Bond Fund, RIMCo has contractually agreed, until April 30, 2015, to waive 0.05% of its 0.55% advisory fee. The waiver may not be terminated during the relevant period except with Board approval.
Past Waivers:
[To Be Updated By Amendment]
For the Aggressive Equity Fund, RIMCo had contractually agreed to waive from May 1, 2009 through April 30, 2012 0.06% of its 0.90% advisory fee and RIMCo had contractually agreed from May 1, 2012 through April 30, 2015 to waive 0.05% of its 0.90% advisory fee. The total amount of the waivers for the periods ended December 31, 2012, 2013 and 2014 was $98,835, $106,134 and $[ ], respectively. There were no reimbursements for the periods ended December 31, 2012, 2013 and 2014. As a result of the waivers, the Fund paid advisory fees of $1,566,279, $1,804,278 and $[ ] for the fiscal years ended December 31, 2012, 2013 and 2014, respectively.
For the Non-U.S. Fund, RIMCo had contractually agreed to waive from May 1, 2009 through April 30, 2012 0.06% of its 0.90% advisory fee and RIMCo had contractually agreed from May 1, 2012 through April 30, 2015 to waive 0.05% of its 0.90% advisory fee. The total amount of the waivers for the periods ended December 31, 2012, 2013 and 2014 was $182,318, $191,352 and $[ ], respectively. There were no reimbursements for the periods ended December 31, 2012, 2013 and 2014. As a result of the waivers, the Fund paid advisory fees of $2,887,726, $3,252,991 and $[ ] for the fiscal years ended December 31, 2012, 2013 and 2014, respectively.
For the Core Bond Fund, RIMCo had contractually agreed to waive from May 1, 2009 through April 30, 2012 0.07% of its 0.55% advisory fee and RIMCo had contractually agreed from May 1, 2012 through April 30, 2015 to waive 0.05% of its 0.55% advisory fee. The total amount of the waivers for the periods ended December 31, 2012, 2013 and 2014 was $344,735, $356,452 and $[ ], respectively. There were no reimbursements for the periods ended December 31, 2012, 2013 and 2014. As a result of the waivers, the Fund paid advisory fees of $3,034,659, $3,564,519 and $[ ] for the fiscal years ended December 31, 2012, 2013 and 2014, respectively.
From its advisory fees, RIMCo, as agent for RIF, pays all fees to the money managers for their investment selection services. The table in the next section entitled “Money Managers” sets forth the fees paid to money managers. The following table sets forth the net advisory fees retained by RIMCo for the fiscal years ended December 31, 2014, 2013 and 2012, respectively:
[To Be Updated By Amendment]
	$ Amount Retained			Annual rate (as a % of average daily net assets)
Fund	2014	2013	2012	2014	2013	2012
Multi-Style Equity Fund	$[ ]	$2,374,412	$2,100,484	[ ]%	0.55%	0.54%
Aggressive Equity Fund	[ ]	1,066,039	948,155	[ ]	0.50	0.51
Global Real Estate Securities Fund	[ ]	3,538,569	2,763,179	[ ]	0.54	0.50
Non-U.S. Fund	[ ]	2,486,274	2,172,443	[ ]	0.65	0.64
Core Bond Fund	[ ]	3,270,341	2,822,059	[ ]	0.46	0.47
ADMINISTRATOR.
RFSC, with the assistance of RIMCo and FRC, provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds’ business and to supervise the provision of services by certain third parties such as the custodian. RFSC, like Russell Financial Services, Inc. (the Funds’ distributor), is a wholly-owned subsidiary of RIMCo (the Funds’ adviser).
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Each of the Funds pays an administrative fee directly to RFSC, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. Services which are administrative in nature are provided by RFSC pursuant to an Administrative Agreement for an annual fee of up to 0.05% of the average daily net asset value of each Fund.
Each Fund invests its cash reserves in an unregistered cash management fund administered by RFSC. RFSC charges a 0.05% administrative fee to the unregistered fund.
Each Fund that lends its portfolio securities invests all or a portion of its collateral received in securities lending transactions in an unregistered cash management fund advised by RIMCo and administered by RFSC.  The aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC on the securities lending collateral invested in the unregistered fund is 0.07%. Out of the advisory fee, RIMCo pays certain expenses of the unregistered fund.
The Funds paid RFSC the following administrative fees (gross of reimbursements and/or waivers) for the fiscal years ended December 31, 2014, 2013 and 2012, respectively.
[To Be Updated By Amendment]
	$ Amount Paid			Annual Rate (as a % of average daily net assets)
Fund	2014	2013	2012	2014	2013	2012
Multi-Style Equity Fund	$[ ]	$217,605	$195,518	[ ]%	0.05%	0.05%
Aggressive Equity Fund	[ ]	106,117	92,409	[ ]	0.05	0.05
Global Real Estate Securities Fund	[ ]	324,613	270,849	[ ]	0.05	0.05
Non-U.S. Fund	[ ]	191,320	170,380	[ ]	0.05	0.05
Core Bond Fund	[ ]	356,391	306,881	[ ]	0.05	0.05
RFSC has contractually agreed to waive and/or reimburse all or a portion of its administrative fees for certain Funds. These arrangements are not part of the Administrative Agreement with RIF and may be changed or discontinued. The following paragraphs list the current waivers and those that were in effect during the last three fiscal years.
Current Waivers:
[To Be Updated By Amendment]
There are no current administrative fee waivers for the Funds.
Past Waivers:
There are no past administrative fee waivers for the Funds.
PORTFOLIO MANAGERS.
The RIMCo Managers (RIMCo’s employees who manage the RIF Funds, oversee the money managers and have primary responsibility for the management of the Funds) are compensated by RIMCo with salaries, annual incentive awards (paid in cash or awarded as part of a long term incentive plan) and profit sharing contributions. Salaries are fixed annually and are driven by the market place. Although compensation is not directly affected by an increase in fund assets, RIMCo Managers are responsible for aiding in client retention and assistance in RIMCo assets under management growth.
Annual incentive awards for the RIMCo Managers of the Funds are assessed by senior management based on the following:
•	Qualitative measures, such as a RIMCo Manager’s quality of decisions made for the accounts, contributions to client services efforts and improvement of RIMCo’s investment process. RIMCo Managers are evaluated on the performance of the total portfolio and all related decisions, for example, money manager selection, timing of money manager change decisions, direct investment and risk management.
•	Quantitative measures (fund performance). RIMCo Managers receive a quantitative performance assessment score for the Funds they manage. The score is predominantly based on 1-year and 3-year measurement horizons. A two year horizon may be used for a Fund that does not have 3 years of performance history. Performance for each Fund is generally equally assessed relative to the Fund’s benchmark index and relevant peer group. Fund weightings for each RIMCo Manager are determined at the beginning of each yearly assessment period and signed off by the asset class Chief Investment Officer (“CIO”). These Funds and the assessment weighting for each Fund are recorded in a central system at the beginning of the assessment period. Each Fund may have an equal weight, could be asset weighted, could be a combination, or could be a custom set of applicable weights. Importantly, the
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assessment weighting for each Fund is approved by the asset class CIO at the beginning of the assessment period. The central system tracks the performance of the allocations throughout the assessment period and delivers a score at the end to be used in the RIMCo Manager’s evaluation.
In determining the relevant peer group, senior management assigns the peer group which in their judgment most closely represents the habitat of the Fund.  The RIMCo Manager does not choose the peer group.  The peer group assigned by senior management matches the assigned Lipper peer group for all RIF Funds.  The market indexes and peer group averages used to evaluate the performance of the Funds are as follows:
Multi-Style Equity Fund	Russell 1000® Index Lipper® Large-Cap Core Funds (VIP) Average
Aggressive Equity Fund	Russell 2500™ Index Lipper® Small-Cap Core Funds (VIP) Average Russell 2000® Index
Global Real Estate Securities Fund	FTSE EPRA/NAREIT Developed Real Estate Index (net) Lipper® Real Estate Funds (VIP) Average
Non-U.S. Fund	Russell Developed ex-US Large Cap Index (net) MSCI EAFE® Index Net (USD) Lipper® International Core Funds (VIP) Average
Core Bond Fund	Barclays U.S. Aggregate Bond Index Lipper® BBB-Rated Corporate Debt Funds (VIP) Average
RIMCo Manager evaluations, salary and annual incentive award recommendations are conducted and reviewed by RIMCo asset class CIOs. FRC's compensation committee approves salaries and annual incentive awards after the asset class CIOs’ recommendations have been reviewed by the Global Chief Investment Officer.
Beginning in 2013, for the profit sharing plan, contributions by Russell will be made at the discretion of FRC’s Board of Directors based on a profitability assessment (which may include factors in addition to achieving the operating profit plan). The annual determination of whether or not Russell’s profitability warrants a discretionary contribution will be solely within the FRC Board’s discretion and not based on a static formula.
The long term incentive plan provides key professionals with future cash payments, the value of which is tied to Russell’s financial performance. Awards under the long term incentive plan are based on expected future contribution to the success of Russell. A long term incentive plan award would be part of a RIMCo Manager’s annual incentive award, which is discretionary. Once the annual incentive award amount has been agreed upon, the allocation of that award to cash versus long term incentive plan is formulaic. A long term incentive plan award is not paid until it is fully vested.
RIMCo Managers earning over a specified amount of cash compensation (salary plus annual incentive awards) are eligible to participate in the deferred compensation plan which allows the RIMCo Manager to elect to defer a portion of her/his cash compensation. Deferred amounts earn the return of an asset allocated mix of RIF Funds selected by the RIMCo Manager.
Equity Securities Beneficially Owned By Rimco Managers In The Funds
They Manage For The Fiscal Year Ended December 31, 2014 [TO BE UPDATED BY AMENDMENT]
RIMCo Managers Of The Funds	Dollar Range Of Equity Securities In The Funds Managed By The RIMCo Manager
Keith Brakebill	[ ]	Core Bond Fund
James Carpenter	[ ]	Non-U.S. Fund
Jon Eggins	[ ]	Aggressive Equity Fund
Bruce A. Eidelson	[ ]	Global Real Estate Securities Fund
David Hintz	[ ]	Multi-Style Equity Fund
Philip Hoffman	[ ]	Non-U.S. Fund

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RIMCo Managers typically manage multiple portfolios. These portfolios may include mutual funds, separate accounts, unregistered funds and commingled trusts. Russell’s investment process, which includes money manager selection and proprietary asset allocation, is guided by the principle that all portfolios will be treated in a fair and equitable manner. To adhere to this guiding principle, RIMCo Managers follow a process of constructing portfolios in accordance with regulatory and investment guidelines and then selecting money managers to fulfill those needs. Specifically, RIMCo Managers make money manager selection and allocation decisions for each portfolio based on a variety of factors relevant to that portfolio. The investment process dictates that RIMCo Managers utilize Russell’s manager research analysis and manager rankings to assist in selecting the most suitable money manager(s) to meet the unique investment needs of the various portfolios they manage.
At the core of Russell’s investment process is a robust oversight and peer review program for money manager selection.  It includes the hiring, termination and retention of money managers. This process is overseen by Russell’s Investment Strategy Committee (“ISC”) and the asset class CIOs who are responsible for monitoring the portfolio management duties performed within their specific asset class.
Occasionally, a particular money manager may restrict the total amount of capacity they will allocate to Russell portfolios. If, however, the total allocation is too small to be shared in a meaningful size across all Russell portfolios or if the money manager restricts the absolute number of assignments they will accept from Russell, it is the RIMCo Manager’s responsibility to determine which portfolios receive the allocation. In cases where a RIMCo Manager is managing multiple portfolios and must allocate a manager differently across her/his funds, or multiple RIMCo Managers must allocate the same manager differently across their funds, both the asset class CIO and the ISC must review and ratify the recommendations.
Other Accounts Managed By Rimco Managers
And Assets Under Management In The Accounts
As Of December 31, 2014 [to be updated by amendment]
RIMCo Manager	Number of Registered Investment Companies	Assets Under Management (in millions)	Number of Pooled Investment Vehicles	Assets Under Management (in millions)	Other Types of Accounts	Assets Under Management (in millions)	Asset Total (in millions)
Keith Brakebill	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]	$[ ]
James Carpenter	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]	$[ ]
Jon Eggins	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]	$[ ]
Bruce A. Eidelson	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]	$[ ]
David Hintz	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]	$[ ]
Philip Hoffman	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]	$[ ]
[* These accounts, which are a subset of the preceding row, are those for which the advisory fee is based on the performance of the account.]
MONEY MANAGERS.
The Funds’ money managers are not affiliates of RIF or RIMCo, other than as discretionary managers for a portion of a Fund's portfolio. Some money managers (and their affiliates) may effect brokerage transactions for the Funds (see “Brokerage Allocations” and “Brokerage Commissions”). Money managers may serve as advisers or discretionary managers for Russell Trust Company, other investment vehicles sponsored or advised by FRC or its affiliates, other consulting clients of FRC, other offshore vehicles and/or for accounts which have no business relationship with the FRC organization.
From its advisory fees received from the Funds, RIMCo, as agent for RIF, pays all fees to the money managers for their investment selection services. Money manager fees are determined through arm’s-length negotiations with RIMCo. These negotiations take into account, among other factors, the anticipated nature and quality of services to be rendered, the current and expected future level of business with the money manager, and fees charged by the money manager and other money managers for services provided to funds and accounts with similar investment mandates. Typically, a sliding fee scale corresponding to future levels of assets is agreed upon to reflect economies of scale achieved as a result of cash inflows or market appreciation. RIMCo periodically reviews money manager fee levels and renegotiates these agreements as appropriate. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets with respect to which the money manager provides its services. For the Funds’ fiscal years ended December 31, 2014, 2013 and 2012, fees paid to the money managers of the Funds were:
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[To Be Updated By Amendment]
	$ Amount Paid			Annual rate (as a % of average daily net assets)
Fund	2014	2013	2012	2014	2013	2012
Multi-Style Equity Fund	$[ ]	$ 803,122	$ 757,140	[ ]%	0.18%	0.19%
Aggressive Equity Fund	[ ]	844,373	716,959	[ ]	0.40	0.39
Global Real Estate Securities Fund	[ ]	1,656,133	1,575,183	[ ]	0.26	0.29
Non-U.S. Fund	[ ]	958,069	897,601	[ ]	0.25	0.27
Core Bond Fund	[ ]	650,630	557,336	[ ]	0.09	0.09
Each money manager has agreed that it will look only to RIMCo for the payment of the money manager’s fee, after RIF has paid RIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may benefit as a result of brokerage commissions received by their broker-dealer affiliates that execute portfolio transactions for the Funds.
CUSTODIAN AND PORTFOLIO ACCOUNTANT.
State Street Bank and Trust Company (“State Street”) serves as the custodian and fund accountant for RIF. As custodian, State Street is responsible for the safekeeping of the Funds’ assets and the appointment of any subcustodian banks and clearing agencies. State Street also provides basic portfolio recordkeeping required for each of the Funds for regulatory and financial reporting purposes. The mailing address for State Street Bank and Trust Company is: One Iron Street, Boston, MA 02210.
DISTRIBUTOR.
Russell Financial Services, Inc. (the “Distributor”) serves as the distributor of RIF Shares. The Distributor receives no compensation from RIF for its services.
The Distributor distributes shares of the Funds continuously, but reserves the right to suspend or discontinue distribution on that basis. The Distributor is not obligated to sell any specific amount of Fund shares. The Distributor is a wholly owned subsidiary of RIMCo and its mailing address is 1301 Second Avenue, 18th Floor, Seattle, WA 98101.
MONEY MANAGER RESEARCH SERVICES.
FRC, the corporate parent of RIMCo, was responsible for organizing and reorganizing RIF and provides ongoing money manager research to RIF and RIMCo. Neither RIMCo nor RIF compensates FRC for its services.
FRC is a diversified financial services company that provides a variety of financial services and products to and through unincorporated divisions and wholly owned subsidiaries.
As affiliates, FRC and RIMCo may establish certain intercompany cost allocations that reflect the services supplied to RIMCo. George F. Russell, Jr., Trustee Emeritus and Chairman Emeritus of RIC and RIF, is the Chairman Emeritus of FRC. RIMCo is a wholly owned subsidiary of FRC.
[To Be Updated By Amendment]
The Funds’ investment adviser is RIMCo, 1301 Second Avenue, 18th Floor, Seattle, Washington 98101. RIMCo pioneered the “multi-style, multi-manager” investment method in mutual funds and, as of December 31, 2014, managed over $43.8 billion in 48 mutual fund portfolios. RIMCo, a wholly-owned subsidiary of FRC, was established in 1982 to serve as the investment management arm of FRC. FRC was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. FRC is an indirect subsidiary of London Stock Exchange Group plc (“LSEG”). LSEG is a diversified international market infrastructure and capital markets business.
Effective December 2, 2014, LSEG acquired the entire issued share capital of FRC.
In connection with the transaction, LSEG is conducting a comprehensive review of FRC’s investment management business to determine its positioning and fit with LSEG. The Funds are not able at this time to determine the outcome or effect, if any, of this review on FRC’s investment management business or the investment advisory and other services that FRC and its affiliates provide to the Funds.
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TRANSFER AND DIVIDEND DISBURSING AGENT.
RFSC serves as transfer and dividend disbursing agent for RIF. For this service, RFSC is paid a fee for transfer agency and dividend disbursing services provided to RIF. RFSC retains a portion of this fee for its services provided to RIF and pays the balance to unaffiliated agents who assist in providing these services. RFSC’s mailing address is 1301 Second Avenue, 18th Floor, Seattle, WA 98101.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.
PricewaterhouseCoopers LLP (“PwC”) serves as the Independent Registered Public Accounting Firm of RIF. PwC is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States) and a review of federal tax returns. The mailing address of PwC is 1420 Fifth Avenue, Suite 1900, Seattle, WA 98101.
CODES OF ETHICS.
RIF, RIMCo, the Distributor and each money manager have each adopted a code of ethics which complies in all material respects with applicable law and which is intended to protect the interests of each Fund's shareholders. The codes of ethics are designed to prevent affiliated persons of RIF, RIMCo, the Distributor and the money managers from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. The codes of ethics generally permit investment personnel to trade securities for their own account, including securities that may be purchased or held by a Fund, subject to restrictions on personal securities trading specified in the applicable code of ethics. Each code of ethics has been filed with the SEC and may be viewed by the public.
Because each money manager is an entity not affiliated with RIF or RIMCo, RIMCo relies on each money manager to monitor the personal trading activities of the money manager’s personnel in accordance with that money manager’s code of ethics. Each money manager provides RIMCo with a quarterly certification of the money manager’s compliance with its code of ethics and a report of any significant violations of its code.
FUND EXPENSES.
The Funds will pay all their expenses other than those expressly assumed by RIMCo and RFSC. The principal expenses of the Funds are the annual advisory fee and the annual administrative fee, payable to RIMCo and RFSC, respectively. The Funds’ other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, portfolio and shareholder recordkeeping services, and maintenance of tax records; state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of RIF to indemnify the Trustees, officers, employees, shareholders, distributors and agents with respect thereto. Whenever an expense can be attributed to a particular Fund, the expense is charged to that Fund. Common expenses are allocated among the Funds based primarily upon their relative net assets.
VALUATION OF FUND SHARES.
The net asset value per share is calculated separately for each Fund on each business day on which Shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange (“NYSE”) is open for regular trading. Currently, the NYSE is open for trading every weekday except New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Net asset value per share is computed for each Fund by dividing the current value of the Fund’s assets; less liabilities; by the number of Shares of the Fund outstanding and rounding to the nearest cent. Information regarding each Fund’s current net asset value per Share is available at www.russell.com.
The Global Real Estate Securities, Non-U.S. and Core Bond Funds’ portfolio securities actively trade on foreign exchanges, which may trade on Saturdays and on days that the Funds do not offer or redeem Shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of Fund Shares when the shareholder is not able to purchase or redeem Fund Shares. Further, because foreign securities markets may close prior to the time the Funds determine their net asset values, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Funds calculate their net asset values may not be reflected in the calculations of net asset value unless RFSC determines that a particular event would materially affect the net asset value.
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VALUATION OF PORTFOLIO SECURITIES.
The Funds value portfolio instruments according to Board-approved securities valuation procedures and pricing services, which include market value procedures, fair value procedures and a description of the pricing services used by the Funds. Under the Board-approved securities valuation procedures, the Board has delegated the day-to-day valuation functions to RFSC, RSFC’s Oversight Committee and the Funds’ custodian. However, the Board retains oversight over the valuation process.
Ordinarily, the Funds value each portfolio instrument based on market quotations provided by pricing services or brokers (when permitted by the market value procedures). Equity securities (including exchange traded funds) are generally valued at the last quoted sale price or the official closing price as of the close of the exchange’s or other market’s regular trading hours on the day the valuation is made. Listed options are valued on the basis of the closing mean price and exchange listed futures contracts are valued on the basis of settlement price. Swaps may be valued at the closing price, clean market price or clean exchange funded price provided by a pricing service or broker depending on the type of swap being valued. Listed fixed income securities that have greater than 60 days remaining until maturity at the time of purchase are generally valued at the last quoted sale price as of the close of the exchange’s or other market’s regular trading hours on the day the valuation is made. Non-listed fixed income securities that have greater than 60 days remaining until maturity at the time of purchase are generally valued using the price supplied by a pricing service or broker, which may be an evaluated bid. Evaluated bids are derived from a matrix, formula or other objective method that takes into consideration actual trading activity and volume, market indexes, credit quality, maturity, yield curves or other specific adjustments. Fixed income securities that have 60 days or less remaining until maturity at the time of purchase are valued using the amortized cost method of valuation, unless it is determined that the amortized cost method would result in a price that would be deemed to be not reliable. Issuer-specific conditions (e.g., creditworthiness of the issuer and the likelihood of full repayment at maturity) and conditions in the relevant market (e.g., credit, liquidity and interest rate conditions) are among the factors considered in this determination. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.
If market quotations are not readily available for an instrument or are considered not reliable because of market and/or issuer specific information, the instrument will be valued at fair value, as determined in accordance with the fair value procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The fair value procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its Shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund Shares and the daily movement of the benchmark index if the index is valued using another pricing method.
This policy is intended to assure that the Funds' net asset values fairly reflect portfolio instrument values as of the time of pricing. Events or circumstances affecting the values of portfolio instruments that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund Shares is determined may be reflected in the calculation of the net asset values for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s net asset value. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of significant events that could trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. Index); a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.
Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund Shares.
16

PORTFOLIO TURNOVER RATE.
Portfolio turnover measures how frequently securities held by a Fund are bought and sold. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the past 13 months. For purposes of determining the rate, all short–term securities, including options, futures, forward contracts, and repurchase agreements, are excluded. Significant variations in the portfolio turnover rates for any Fund generally are primarily attributable to money manager changes, market volatility, and/or duration of portfolio investments.
The portfolio turnover rates for the fiscal years ended December 31, 2014 and 2013 were:
[To Be Updated By Amendment]
Fund	Fiscal Year Ended December 31, 2014	Fiscal Year Ended December 31, 2013
Multi-Style Equity Fund	[ ]%	86%
Aggressive Equity Fund	[ ]	77
Global Real Estate Securities Fund	[ ]	72
Non-U.S. Fund	[ ]	36
Core Bond Fund	[ ]	133
A high portfolio turnover rate generally will result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to a Fund’s portfolio securities (see “Taxes”).
DISCLOSURE OF PORTFOLIO HOLDINGS.
The Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. These portfolio holdings disclosure policies have been approved by the Board. Disclosures of portfolio holdings information may only be made pursuant to these Board-approved policies and procedures.
Disclosure of a Fund’s portfolio holdings may only occur if such disclosure is consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Fund and its adviser. Disclosure is permissible only when a Fund, as determined by the Board or CCO, has legitimate business purposes for such disclosure and the recipients are subject to a written confidentiality agreement, which includes a duty not to trade on non-public information.
Public Disclosures of Portfolio Holdings Information
Disclosure of a Fund’s complete holdings as of the end of each fiscal quarter is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. The Funds’ complete portfolio holdings will be distributed to each shareholder no more frequently than weekly (i.e. the insurance companies) no sooner than 5 business days after trade date.  RIF’s shareholders may redistribute RIF’s portfolio holdings to owners of variable insurance products for which RIF is an investment option.
Upon the occurrence of an unexpected, out of the ordinary event with respect to one or more portfolio holdings or the market as a whole, RIMCo may, consistent with the statement of policy set forth above and with the prior approval of the CCO, prepare and make available on the Funds’ website a statement relating to such event which may include information regarding the Funds’ portfolio holdings.
Portfolio managers and other senior officers or spokespersons of the Funds may disclose or confirm the ownership of any individual portfolio holdings position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with the portfolio holdings disclosure policies.
Non-Public Disclosures of Portfolio Holdings Information
RIMCo and the money managers may periodically distribute lists of applicable investments held by the Funds for the purpose of facilitating management of the Funds’ portfolios including compliance testing, receipt of relevant research and for creation of Fund sales literature. Mellon Analytical Solutions, Brown Brothers Harriman, Bloomberg AIM, Barclays Point, Glass Lewis & Co., LLC, FactSet Research Systems Inc., Axioma, Wilshire Associates, Advent Software, Inc., Vestek, Amba Research, Genpact, Measurisk, Hexaware, CaliberPoint, SS&C, Electra Information Systems and Fund Assist provide such services to
17

RIMCo and the money managers and as such may receive monthly, weekly or daily portfolio holdings. RIMCo and the money managers may periodically distribute a list of the issuers and securities which are covered by their respective research departments as of a particular date, but in no case will such a list identify an issuer’s securities as either currently held or anticipated to be held by the Funds or identify Fund position sizes.
In addition, the Funds’ custodian generates portfolio holdings information in connection with its services to the Funds. Confluence Technologies, Inc. (“CTI”), GainsKeeper, Interactive Data Corporation (“IDC”), Glass Lewis & Co., LLC, ISS, and PricewaterhouseCoopers LLP provide performance and financial reporting, tax filing services, pricing, proxy voting, class action registration services and audit services, respectively, to RIMCo, RFSC or the Funds. CTI and Glass Lewis receive daily portfolio holdings information in connection with their services. State Street (Boston) as custodian and fund accounting agent for the Funds provides portfolio holdings to State Street (Sacramento) who is the pricing vendor for over the counter (OTC) derivative instruments. Such service providers must keep the portfolio holdings information confidential and cannot trade based on the non-public information. There is no lag between the date of such portfolio holdings information and the date on which the information is disclosed to the service providers.
From time to time, rating and ranking organizations such as Crane Data LLC, Standard & Poor’s, Morningstar, Inc. and Lipper Analytical Services may request complete portfolio holdings information in connection with rating the Funds. In order to facilitate the review of the Funds by these rating agencies, the Funds may distribute (or authorize their service providers to distribute) portfolio holdings information to such ratings agencies before their public disclosure is required or authorized, provided that (a) the recipient does not distribute the information or results of analyses to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds’ shares before the information or results of analyses become public information and (b) the recipient is subject to a confidentiality agreement, which includes a duty not to trade on non-public information.
No compensation or other consideration is paid to the Funds, RIMCo or the money managers for any non–public disclosure of portfolio holdings information.
Administration of the Portfolio Holdings Disclosure Policies
The CCO will exercise oversight of disclosures of the Funds’ portfolio holdings. It is the duty of the CCO or her designee to ensure that all disclosures of the portfolio holdings of a Fund are in the best interests of such Fund’s shareholders. It is the responsibility of each business unit with access to portfolio holdings, including RFSC Fund Administration and RIMCo’s Investment Management and Research Division, to inform the CCO of any third parties receiving portfolio holdings information which has not previously been disclosed. The CCO is also responsible for monitoring for conflicts of interest between the interests of Fund shareholders and the interests of the Funds’ investment adviser, principal underwriter, or any affiliated person of the Funds, their investment adviser or their principal underwriter. Every violation of the portfolio holdings disclosure policies must be reported to the Funds’ CCO. If the CCO deems that such violation constitutes a “Material Compliance Matter” within the meaning of Rule 38a-1 under the 1940 Act, the violation will be reported to the Funds’ Board, as required by Rule 38a-1. The CCO also has the discretion to report other compliance matters arising under the portfolio holdings disclosure policies to the Board.
Disclosure of the Funds’ portfolio holdings made in accordance with these procedures is authorized by the Funds’ Board. The portfolio holdings disclosure policies may not be waived, and exceptions may not be made, without the consent of the Funds’ Board; provided, however that waivers or exceptions in connection with operational or administrative functions may be made with the prior consent of the CCO. If the CCO is unavailable, waivers or exceptions in connection with the operational or administrative functions may be made with the prior consent of the Funds’ Chief Legal Officer or Chief Financial Officer. All such waivers and exceptions by the CCO, Chief Legal Officer or Chief Financial Officer will be disclosed to the Board no later than its next regularly scheduled quarterly meeting.
PROXY VOTING POLICIES AND PROCEDURES.
The Board has delegated to RIMCo, as RIF's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). RIMCo has also hired a third party service provider to serve as proxy administrator (“Proxy Administrator”), which may provide RIMCo with research, analysis and/or recommendations relating to proxy voting. RIMCo (whether acting directly or through the Committee) retains final authority with respect to proxy voting.
The P&P are designed to ensure that proxy voting decisions are made in accordance with the best interests of RIMCo’s clients (including the Funds) and to enable the Committee to receive timely notice of and resolve any material conflicts of interest between the Funds on the one hand, and RIMCo or its affiliates, on the other, before voting proxies with respect to a matter
18

in which such a conflict may be present. In order to assure that proxies are voted in accordance with the best interests of clients at all times, the P&P authorize votes to be cast in accordance with the Guidelines and delegate to the Proxy Administrator responsibility for performing research and making recommendations in accordance with the Guidelines. Conflicts are addressed in the P&P by requiring the implementation of a process requiring additional diligence and documentation if ballots are not voted in accordance with the Guidelines or pursuant to the recommendation of the Proxy Administrator.
The Guidelines address matters that are commonly submitted to shareholders of a company for voting, including, but not limited to, issues relating to corporate governance, auditors, the board of directors, capital structure, executive and director compensation, and mergers and corporate restructurings. Subject to the supervision and oversight of the Committee, and the authority of the Committee to intervene with respect to a particular proxy matter, the Proxy Administrator is obligated to vote all proxies as set forth in the Guidelines.
The following are examples of certain types of issues that are covered in the Guidelines and how the proxies are generally voted.
•	Proxies will generally be voted for routine agenda items such as the opening of the shareholder meeting; the presence of quorum; regulatory filings; the designation of inspector or shareholder representatives of minutes of meeting; the allowance of questions; the publication of minutes; and the closing of the shareholder meeting.
•	In connection with director and officer indemnification and liability protection, proxies will generally be voted: against proposals to eliminate entirely director and officer liability for monetary damages for violating the duty of care or for proposals that expand protection beyond the standards set forth by Delaware law; against proposals that would expand indemnification beyond coverage of legal expenses to coverage of acts that are more serious violations of fiduciary obligations than mere carelessness; and for proposals that would provide indemnification for an Italian company’s internal auditors or expanded indemnification where a director’s or officer’s legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company.
•	In certain corporate governance matters, proxies will generally be voted: for proposals seeking to amend a company’s articles of association, procedures, processes and/or other company documents unless the Proxy Administrator recommends a vote against such matter, in which case such vote will be determined on a case-by-case basis; for mergers and acquisitions proposals unless the Proxy Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; for corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, asset sales and creation of holding companies, unless the Proxy Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; against proposals to classify the board; for shareholder proposals that ask a company to submit its poison pill for shareholder ratification unless the Proxy Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; and against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
•	In regard to changes to a company’s capital structure, proxies are generally voted against proposals that seek to increase the authorized common or preferred stock by twice the present limit, unless the increase is in connection with a stock split or merger that was voted in favor of; against proposals to create preferred stock, unless the Proxy Administrator recommends a vote for, in which case such vote will be determined on a case-by-case basis; if the company does not have any preferred shares outstanding, proxies will generally be voted against the requested authorization.
•	Generally, proxies are voted for executive and director stock option plans unless the Proxy Administrator recommends a vote against such matter, in which case additional criteria specified in the Guidelines will apply and such vote may be determined on a case-by-case basis.
•	Other than with respect to the exceptions specified in the Guidelines, proxies related to social, political or environmental issues will be determined on a case-by-case basis.
Where a voting matter is not specifically addressed in the Guidelines or there is a question as to the outcome, the Proxy Administrator is obligated to request additional direction from the Committee. The Proxy Administrator is obligated to maintain records of all votes received, all votes cast and other relevant information.
To the extent that any shares of a Fund are owned directly by any other Fund, those shares will be voted directly by the Fund in the same proportion as all other votes received from the other holders of such Fund’s shares.
19

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, at http://www.russell.com and on the SEC’s website at http://www.sec.gov.
BROKERAGE ALLOCATIONS.
Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is made either by the money manager or by RIMCo. RIF's arrangements with RIMCo and the money managers provide that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek best execution. The factors that may be considered in assessing the best execution available for any transaction include the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, the reasonableness of the commission, if any, and the value of research services (as that term is defined in Section 28(e) of the Securities Exchange Act of 1934). In assessing whether the best overall terms have been obtained, RIMCo and the money managers are not obligated to select the broker offering the lowest commission. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with RIF's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.
A money manager may effect portfolio transactions for the segment of a Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with the money manager or RIMCo, including Russell Implementation Services, Inc. (“RIS”), a registered broker and investment adviser and an affiliate of RIMCo, as well as with brokers affiliated with other money managers. RIMCo effects certain portfolio transactions for the Funds through RIS.
RIS uses a multi-venue trade management approach whereby RIS allocates trades among RIS’ network of independent brokers for execution, clearing and other services. Trades placed through RIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of each Fund’s assets that RIMCo determines not to allocate to money managers, including assets RIMCo may manage to effect a Fund's investment strategies and/or to modify a Fund's overall portfolio characteristics and for each Fund’s cash reserves or (iii) to execute a money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIMCo has authorized RIS to effect certain futures, swaps, over-the-counter derivatives transactions, and cleared swaps, including foreign currency spot, forwards and options trading (collectively, “derivatives trading”) on behalf of the Funds. In connection with these transactions, RIS may (i) negotiate, amend, execute and deliver International Swaps and Derivatives Association, Inc. agreements, supporting annexes, confirmations and schedules, including but not limited to, credit support documents (whether by way of title transfer or by way of security), futures agreements, foreign currency documentation and any other agreements or instruments RIS considers necessary or desirable for the purpose of entering into derivatives trading transactions; and (ii) deliver to counterparties, on the behalf of the Funds, representations, warranties and covenants, including but not limited to certain tax representations, along with such financial information regarding the Funds as such counterparties may reasonably request.
In the case of securities traded in the over-the-counter market and depending on where best execution is believed to be available, portfolio transactions may be effected either (1) on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks, or (2) on a principal basis at net prices, which include compensation to the broker-dealer in the form of a mark-up or mark-down without commission.
The Funds will effect transactions through Recapture Services, a division of BNY ConvergEX Execution Solutions LLC (“Recapture Services”) and its global network of unaffiliated correspondent brokers, as well as State Street Global Markets, LLC (“SSGM”) and its global network of unaffiliated correspondent brokers. Trades placed through Recapture Services, SSGM and their correspondents are used (i) to obtain research services for RIMCo to assist RIMCo in its investment decision-making process in its capacity as Advisor to the Funds or (ii) to generate commission rebates to the Funds on whose behalf the trades were made. For purposes of trading to obtain research services for RIMCo or to generate commission rebates to the Funds, the Funds’ money managers are requested to, and RIMCo may with respect to transactions it places, effect transactions with or through Recapture Services, SSGM and their correspondents or other brokers only to the extent that the money managers or RIMCo believe that the Funds will receive best execution. In addition, RIMCo recommends targets for the amount of trading that money managers direct though Recapture Services and SSGM based upon several factors including asset class and investment style, among others. Research services provided to RIMCo by Recapture Services, SSGM or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will generally be obtained from unaffiliated third parties at market rates, which may be included in commission costs. Research provided to RIMCo may benefit the particular Funds generating the trading activity and may also benefit other Funds within RIC and other funds and clients managed or advised by RIMCo or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients.
20

Decisions concerning the acquisition of research services by RIMCo are approved and monitored by a FRC Soft Commission Committee (“SCC”), which consists principally of employees in research and investment management roles. The SCC acts as an oversight body with respect to purchases of research services acquired by RIMCo using soft commissions generated by funds managed by FRC affiliates, including the Funds.
Recapture Services, SSGM or other brokers may also rebate to the Funds a portion of commissions earned on certain trading by the Funds through Recapture Services, SSGM and their correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable commission. Commission recapture is generated on the instructions of the SCC once RIMCo’s research needs have been met.
Recapture Services and SSGM retain a portion of all commissions generated, regardless of whether the trades were used to provide research services to RIMCo or commission recapture to the Funds. Trades through Recapture Services, SSGM and their correspondents for transition services and manager funding (i.e., brokerage arrangements designed to reduce costs and optimize performance during the transition of Fund assets upon the hiring, termination or additional funding of a money manager) are at ordinary and customary commission rates and do not result in commission rebates or accrued credits for the procurement of research related services.
Additionally, a money manager may independently effect transactions through Recapture Services, SSGM and their correspondents or a broker affiliated with the money manager or another broker to obtain research services for its own use. Research services provided to a money manager may benefit the Fund generating the trading activity but may also benefit other funds and clients managed or advised by the money manager. Similarly, the Funds may benefit from research services provided with respect to trading by those other funds and clients.
BROKERAGE COMMISSIONS.
During the Funds’ fiscal years ended December 31, 2014, 2013 and 2012, the total brokerage commissions paid by the Funds were:
[To Be Updated By Amendment]
	2014	2013	2012
Multi-Style Equity Fund	$[ ]	$ 370,245	$440,000
Aggressive Equity Fund	[ ]	319,748	460,365
Global Real Estate Securities Fund	[ ]	1,008,273	765,277
Non-U.S. Fund	[ ]	276,507	299,769
Core Bond Fund	[ ]	27,907	69,866
[To Be Updated By Amendment]
The principal reasons for changes in several Funds’ brokerage commissions for the three years were [(1) changes in Fund asset size, (2) changes in market conditions, (3) changes in money managers of certain Funds, which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions and (4) product initiatives, including Fund restructures and mergers.]
During the fiscal year ended December 31, 2014, approximately $[ ] of the brokerage commissions of the Funds were directed to brokers who provided brokerage or research services to RIMCo. The research services include, but are not limited to (1) advice either directly or indirectly through publications or writings as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or of purchasers or sellers of securities; (2) analysis and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and/or (3) effecting securities transactions and performing functions incidental thereto (such as clearance and settlement) or that are required in connection therewith.
Gross brokerage commissions received by broker/dealers that were affiliated with RIMCo or the relevant money managers for the fiscal years ended December 31, 2014, 2013 and 2012 from portfolio transactions effected for the Funds were as follows:
[To Be Updated By Amendment]
Fund Name	RIMCo/Money Manager	Affiliated Broker	2014 Total (USD)	Percent of Fund's Commission	Percent of Fund's Principal
[ ]
RIMCo
21

Fund Name	RIMCo/Money Manager	Affiliated Broker	2014 Total (USD)	Percent of Fund's Commission	Percent of Fund's Principal
Russell Implementation Services, Inc.	[ ]	[ ]%	[ ]%
Total:	[ ]	[ ]%	[ ]%
[ ]
RIMCo
Russell Implementation Services, Inc.	[ ]	[ ]%	[ ]%
Total:	[ ]	[ ]%	[ ]%
[ ]
RIMCo
Russell Implementation Services, Inc.	[ ]	[ ]%	[ ]%
Total:	[ ]	[ ]%	[ ]%
[ ]
RIMCo
Russell Implementation Services, Inc.	[ ]	[ ]%	[ ]%
Total:	[ ]	[ ]%	[ ]%

Fund Name	RIMCo/Money Manager	Affiliated Broker	2013 Total (USD)	Percent of Fund's Commission	Percent of Fund's Principal
Multi-Style Equity Fund
RIMCo
Russell Implementation Services, Inc.	2,513	0.679%	0.674%
Total:	2,513	0.679%	0.674%
Non-U.S. Fund
Pzena Investment Management, LLC
Russell Implementation Services, Inc.	590	0.213%	0.049%
RIMCo
Russell Implementation Services, Inc.	17,247	6.238%	5.202%
Total:	17,837	6.451%	5.251%
Global Real Estate Securities Fund
RIMCo
Russell Implementation Services, Inc.	40,762	4.043%	4.703%
Total:	40,762	4.043%	4.703%

Fund Name	RIMCo/Money Manager	Affiliated Broker	2012 Total (USD)	Percent of Fund's Commission	Percent of Fund's Principal
Aggressive Equity Fund
RIMCo
Russell Implementation Services, Inc.	69,751	15.151%	17.567%
Total:	69,751	15.151%	17.567%
Core Bond Fund
RIMCo
Russell Implementation Services, Inc.	40,535	58.018%	1.002%
Total:	40,535	58.018%	1.002%
Multi-Style Equity Fund
RIMCo
Russell Implementation Services, Inc.	37,709	8.570%	10.934%
Total:	37,709	8.570%	10.934%
Non-U.S. Fund
RIMCo
Russell Implementation Services, Inc.	74,473	24.843%	22.165%
Total:	74,473	24.843%	22.165%
[To Be Updated By Amendment]
The percentage of total affiliated transactions (relating to trading activity) to total transactions during the fiscal year ended December 31, 2014 for the Funds was [ ]%.
22

During the Funds’ fiscal year ended December 31, 2014, the Funds purchased securities issued by the following regular brokers or dealers as defined by Rule 10b–1 of the 1940 Act, each of which is one of the Funds’ ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Funds. The values of broker–dealer securities held as of December 31, 2014, were as follows:
[To Be Updated By Amendment]
Broker	Multi-Style Equity Fund	Aggressive Equity Fund	Global Real Estate Securities Fund	Non-U.S. Fund	Core Bond Fund
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Brokers by Principal (Zero Commissions)
[To Be Updated By Amendment]
Broker	Multi-Style Equity Fund	Aggressive Equity Fund	Global Real Estate Securities Fund	Non-U.S. Fund	Core Bond Fund
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

23

Investment Restrictions, Policies And CERTAIN INVESTMENTS
Each Fund’s investment objective is “non-fundamental.” Having a non-fundamental investment objective means that it may be changed without the vote of a majority of the outstanding voting securities of the relevant Fund. If a Fund’s investment objective is changed by the Board of Trustees, the Prospectus will be supplemented to reflect the new investment objective. Certain investment policies and restrictions may be  fundamental, which means that they may only be changed with the vote of a majority of the outstanding voting securities of the relevant Fund. The vote of a majority of the outstanding voting securities of each Fund means the vote of the lesser of (a) 67% or more of the voting securities of the Fund present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Fund. Other policies and restrictions may be changed by a Fund without shareholder approval. The Funds’ investment objectives are set forth in their Prospectus.
INVESTMENT RESTRICTIONS
Each Fund is subject to the following fundamental investment restrictions.
Unless otherwise stated, all restrictions, percentage limitations and credit quality limitations on Fund investments listed in this SAI apply on a fund-by-fund basis at the time of investment. There would be no violation of any of these requirements unless a Fund fails to comply with any such limitation immediately after and as a result of an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.
No Fund may:
1.	Purchase securities if, as a result of such purchase, the Fund’s investments would be concentrated, within the meaning of the 1940 Act, in securities of issuers in a particular industry or group of industries. Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction. This investment restriction shall not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies. This investment restriction shall not apply to the Global Real Estate Securities Fund. The Global Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration.
2.	Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.
3.	Purchase or sell commodities except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts. No Fund may purchase or sell interests in oil, gas or other mineral exploration or development programs.
4.	Borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.
5.	Act as an underwriter except to the extent a Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.
6.	Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.
7.	Issue securities senior to the Fund’s presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.
With regard to investment restriction 1, above, concentration within the meaning of the 1940 Act refers to the position of the staff of the SEC that a fund is concentrated if it invests 25% or more of the value of its total assets in any one industry or group of industries. The Global Real Estate Securities Fund concentrates its investments in real estate securities.
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With regard to investment restriction 1, above, mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to the Funds’ industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. Government securities. Privately-issued mortgage-backed securities are, however, subject to the Funds’ industry concentration restrictions.
With regard to investment restriction 3, above, this restriction shall not prevent a Fund from entering into swap agreements or swaptions.
With regard to investment restriction 4, above, this restriction applies constantly and not only at the time a borrowing is made.
With regard to investment restriction 6, above, each Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of total fund assets. The Funds may invest without limit in repurchase agreements, dollar rolls and to-be announced mortgage-backed securities so long as they abide by their investment objective, investment restrictions, and all 1940 Act requirements, including diversification requirements. Loans to affiliated investment companies are not presently permitted by the 1940 Act in the absence of an exemption from the SEC. The Funds have received exemptive relief from the SEC to loan money to affiliated investment companies.
With regard to investment restriction 7, above, permitted borrowings refer to borrowings by the Funds as permitted by the 1940 Act.
Each Fund is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval):
No Fund may borrow money for purposes of leveraging or investment. Provisional credits related to contractual settlements shall not be considered to be a form of leverage.
Under the 1940 Act, each Fund is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund’s other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing). Accordingly, if a Fund were required to pledge assets to secure a borrowing, it would pledge no more than one-third (33 1/3%) of its assets.
The Funds will not purchase additional securities while outstanding cash borrowings exceed 5% of total assets.
A Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During these times, a Fund may invest up to 100% of its assets in cash or cash equivalents, shares of money market mutual funds, commercial paper, zero coupon bonds, repurchase agreements, and other securities RIMCo believes to be consistent with the Fund’s best interests. During a period in which a Fund takes a temporary defensive position, the Fund may not achieve its investment objective.
INVESTMENT POLICIES
The investment objective and principal investment strategies for each of the Funds are provided in their Prospectus. The following discussion describes certain investment strategies that the Funds may pursue and certain types of instruments in which the Funds may invest. The Funds may not invest in all of the instruments listed below. The Funds use investment techniques commonly used by other mutual funds. The instruments and investment strategies listed below are discretionary, which means that RIMCo or the money managers may or may not use them.
Unless otherwise stated, all percentage and credit quality limitations on Fund investments listed in this SAI apply at the time of investment. There would be no violation of any of these limitations unless an excess or deficiency exists immediately after and as a result of an investment.
The Multi-Style Equity, Aggressive Equity, Global Real Estate Securities and Non-U.S. Funds are referred to collectively as the “Equity Funds.”
Investment Strategies and Portfolio Instruments.
Each Fund’s principal and certain non-principal investment strategies and the related risks are described in the relevant Fund’s Prospectus. The following discussion provides additional information regarding those investment strategies and risks, as well as information regarding additional non-principal investment strategies and risks. An investment strategy and related risk that is described below, but which is not described in the relevant Fund’s Prospectus, is a non-principal strategy and risk of the Fund.
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Cash Reserves and Being Fully Invested. A Fund at times has to sell portfolio securities in order to meet redemption requests. The selling of securities may negatively affect a Fund’s performance since securities are sold for other than investment reasons. A Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests (“cash reserves”). The cash reserves may also include cash awaiting investment or to pay expenses. The Funds, like any mutual fund, maintain cash reserves. RIMCo may increase or decrease the Fund’s cash reserves to seek to achieve the desired risk/return profile for the Fund or in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs. A Fund may hold additional cash in connection with its investment strategy.
The Funds usually, but not always, pursue a strategy of being fully invested by exposing all or a portion of their cash to the performance of certain markets by purchasing equity securities, fixed-income securities and/or derivatives (also known as “equitization”), which typically include index futures contracts, exchange-traded fixed-income futures contracts, forwards, swaps and to be announced securities. This is intended to cause the Fund to perform as though its cash were actually invested in those markets. This exposure may or may not match the Fund’s benchmark and RIMCo may choose to use the cash equitization process to manage Fund exposures in order to seek to achieve the desired risk/return profile for the Fund. RIMCo may also choose not to equitize all or a portion of the Fund’s cash or use the cash equitization process to reduce market exposure. With respect to cash that is not equitized, RIMCo may sell equity index put options to seek gains from premiums (cash) received from their sale.
RIMCo invests any remaining cash in short-term investments, including the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo and administered by RFSC, whose investment objective is to seek to preserve principal and provide liquidity and current income (the “Cash Management Fund”). RIMCo has waived its 0.05% advisory fee with respect to cash invested in the Cash Management Fund. RFSC charges a 0.05% administrative fee on the cash invested in the Cash Management Fund.
The Cash Management Fund invests in a portfolio of high quality U.S. dollar denominated money market securities. The dollar-weighted average maturity of the Cash Management Fund’s portfolio is 90 days or less. The Cash Management Fund primarily invests in (1) securities issued by U.S. and foreign banks; (2) commercial paper, including asset-backed commercial paper, and short-term debt of U.S. and foreign corporations and trusts; (3) bank instruments, including certificates of deposit, Eurodollar certificates of deposit, Eurodollar time deposits and Yankee certificates of deposit; (4) Yankee Bonds; (5) other money market funds; (6) demand notes; (7) repurchase agreements; (8) investment-grade municipal debt obligations; (9) securities issued or guaranteed by the U.S. government or its agencies; (10) variable and floating rate securities and (11) asset backed securities.
Hedging Strategies. Financial futures contracts may be used by the Funds during or in anticipation of adverse market events such as interest rate changes for the Core Bond Fund or declining equity prices for the Equity Funds. For example, if interest rates were anticipated to rise or equity prices were anticipated to fall, financial futures contracts may be sold (short hedge), which would have an effect similar to short selling bonds or equities. Once interest rates increase or equity prices fall, securities held in a Fund's portfolio may decline, but the futures contract value may increase, partly offsetting the loss in value of the Fund's securities by enabling the Fund to repurchase the futures contract at a lower price to close out the position.
The Funds may purchase a put and/or sell a call option or enter into an option spread on a stock index futures contract instead of selling a futures contract in anticipation of an equity market decline. Conversely, purchasing a call and/or selling a put option or entering into an option spread on a stock index futures contract may be used instead of buying a futures contract in anticipation of an equity market advance, or to temporarily create an equity exposure for cash reserves until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated market changes.
Risk Associated with Hedging Strategies. There are certain investment risks involved with using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. Another risk is that a liquid secondary market may not exist for a futures contract causing a Fund to be unable to close out the futures contract thereby affecting the Fund's hedging strategy.
In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The
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value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability of data on which to make trading decisions than in the United States, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.
Lending Portfolio Securities. A Fund may lend securities to other parties (typically brokers, dealers, banks or other financial institutions) who may need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. The borrower provides the Fund with collateral in an amount at least equal to the value of the securities loaned. By lending its portfolio securities, a Fund attempts to increase its net investment income through investment earnings from collateral received or the receipt of negotiated fees on the securities lent.
Each Fund retains most rights of beneficial ownership, including interest or other distributions on the loaned securities. Any gain or loss in the market price of the securities lent that occurs during the term of the loan would be for the account of the Fund. Voting rights may pass with the lending. A Fund may recall loans to vote proxies if a material issue affecting the investment is to be voted upon. Payments received by a Fund in lieu of any dividends paid on the loaned securities will not be treated as “qualified dividend income” for purposes of determining what portion of a Fund’s dividends received by a Fund and distributed to its shareholders may be taxed at the rates generally applicable to long-term capital gains.
If the borrower defaults on its obligations to return the securities lent because of insolvency or other reasons, a Fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. These delays could be greater for foreign securities. If a Fund is not able to recover the securities lent, a Fund may sell the collateral and purchase a replacement security in the market. The value of the collateral could decrease below the value of the replacement security or the value of the replacement security could increase above the value of the collateral by the time the replacement security is purchased.
The Funds invest cash collateral received, at each Fund’s own risk, in an unregistered short-term investment fund advised by RIMCo. Income generated from the investment of the cash collateral is first used to pay any negotiated rebate to the borrower of the securities then to pay for lending transaction costs. Any remaining income is divided between the Fund and the unaffiliated lending agent.
A Fund may incur costs or possible losses in excess of the interest income and fees received in connection with securities lending transactions. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus any negotiated rebate to the borrower upon termination of the loan, a Fund must immediately pay the amount of the shortfall to the borrower.
No Fund may lend portfolio securities in an amount that exceeds 33 1⁄3% of total fund assets.
Illiquid and Restricted Securities. No more than 15% of a Fund's net assets will be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid. This limitation is applied at the time of purchase. A security is illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued such security. There may be delays in selling illiquid securities at prices representing their fair value.
The Board of the Funds has adopted procedures to permit each Fund to deem as liquid the following types of securities that are otherwise presumed to be illiquid securities: (i) certain restricted securities that are eligible for resale pursuant to Rule 144A (“Rule 144A Securities”) under the Securities Act of 1933, as amended (the “Securities Act”); (ii) certain commercial paper issued in reliance on the exemption from registration provided by Section 4(a)(2) of the Securities Act (“Section 4(a)(2) Paper”); (iii) certain interest-only and principal-only fixed mortgage-backed securities issued by the United States government or its agencies and instrumentalities (collectively, “Eligible MBS”); (iv) certain municipal lease obligations and certificates of participation in municipal lease obligations (collectively, “Municipal Lease Obligations”); and (v) certain restricted debt securities that are subject to unconditional puts or demand features exercisable within seven days (“Demand Feature Securities”).
The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Funds pursuant to Rule 144A) may be negotiated at the time such securities are purchased by a Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, a Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. A Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.
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When-Issued Securities and Delayed-Delivery Transactions. The Core Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a “when-issued” transaction or “forward commitment”) or purchase or sell securities for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield) so long as such transactions are consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. The Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage but may dispose of a forward commitment or when-issued transaction prior to settlement if it is appropriate to do so and may realize short-term profits or losses upon such sale. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. When effecting such transactions, liquid assets of the Fund, in a dollar amount sufficient to make payment for the portfolio securities to be purchased, will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. When-issued and delayed-delivery transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
Additionally, under certain circumstances, the Non-U.S. Fund may occasionally engage in “free trade” transactions in which delivery of securities sold by the Fund is made prior to the Fund’s receipt of cash payment therefor or the Fund’s payment of cash for portfolio securities occurs prior to the Fund’s receipt of those securities. Cash payment in such instances generally occurs on the next business day in the local market. “Free trade” transactions involve the risk of loss to a Fund if the other party to the “free trade” transaction fails to complete the transaction after a Fund has tendered cash payment or securities, as the case may be.
Investment Company Securities and Pooled Investment Vehicles. The Funds may invest in securities of other open-end or closed-end investment companies. If a Fund invests in other investment companies, shareholders will bear not only their proportionate share of the Fund’s expenses (including operating expenses and the advisory fee paid by the Fund to RIMCo), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of the Funds but also to the portfolio investments of the underlying investment companies.
Some emerging market countries have laws and regulations that currently preclude direct foreign investments in the securities of their companies. However, indirect foreign investments in the securities of companies listed and traded on the stock exchanges in these countries are permitted through pooled investment vehicles or investment funds that have been specifically authorized.
Exchange Traded Funds or “ETFs.” The Funds may invest in shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds or ETFs. Typically, an ETF seeks to track the performance of an index, such as the S&P 500® or the NASDAQ 100, by holding in its portfolio either the same securities that comprise the index, or a representative sample of the index. Investing in an ETF will give a Fund exposure to the securities comprising the index on which the ETF is based, and the Funds will gain or lose value depending on the performance of the index. ETFs have expenses, including advisory and administrative fees paid by ETF shareholders, and, as a result, if a Fund invests in an ETF, an investor in the Fund will indirectly bear the fees and expenses of the underlying ETF.
Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value. The Funds may invest in ETFs that track equity market indices. The portfolios held by these ETFs are publicly disclosed on each trading day, and an approximation of actual net asset value is disseminated throughout the trading day. Because of this transparency, the trading prices of these index-based ETFs tend to closely track the actual net asset value of the underlying portfolios. The Funds may invest in ETFs that are based on fixed income indices, or that are actively managed. Actively managed ETFs may not have the transparency of index based ETFs, and therefore, may be more likely to trade at a discount or premium to actual net asset values. If an ETF held by the Fund trades at a discount to net asset value, the Fund could lose money even if the securities in which the ETF invests go up in value.
Foreign Securities
Investment in Foreign Securities. The Funds may invest in foreign (non-U.S.) securities traded on U.S. or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the U.S. government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign
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investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States. To the extent that a Fund’s principal investment strategies involve foreign (non-U.S.) securities, a Fund may tend to have a greater exposure to liquidity risk.
Investment in Emerging Markets. The Equity Funds may invest in emerging markets stocks. The Core Bond Fund may invest in the following types of emerging market debt: bonds; notes and debentures of emerging market governments; debt and other fixed-income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed-income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Fund. As a general rule, the Funds consider emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Foreign investment may include emerging market stock and emerging market debt.
Risks Associated with Emerging Markets. The considerations outlined above when making investments in foreign securities also apply to investments in emerging markets. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. As a result, emerging market governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that a Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Funds will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize that ownership exists in some emerging markets, along with other factors, could result in ownership registration being completely lost. The Funds would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Funds will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Because the Funds’ foreign securities will generally be denominated in foreign currencies, the value of such securities to the Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Funds’ foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging market countries’ currencies may not be internationally traded. Certain of these currencies have experienced devaluations relative to the U.S. dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
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Investments in emerging market country government debt securities involve special risks. Certain emerging market countries have historically experienced high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. As a result, a government obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor.
Foreign Government Securities. Foreign government securities which the Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of “quasi-government agencies” and debt securities denominated in multinational currency units of an issuer.
The recent global economic crisis brought several governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. For example, the governments of Greece, Spain, Portugal, and the Republic of Ireland have all recently experienced large public budget deficits, the effects of which remain unknown and may slow the overall recovery of economies from the recent global economic crisis. In addition, due to large public deficits, some countries may be dependent on assistance from other governments and institutions or multilateral agencies and offices. Such assistance may require a country to implement reforms or reach a certain level of performance. If a country receiving assistance fails to reach certain objectives or receives an insufficient level of assistance it could cause a deep economic downturn which could significantly affect the value of a Fund’s investments.
Synthetic Foreign Equity/Fixed Income Securities (also referred to as International Warrants, Local Access Products, Participation Notes or Low Exercise Price Warrants). The Non-U.S. Fund and Core Bond Fund may invest in local access products. Local access products, also called participation notes, are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive a cash payment relating to the value of the underlying security or securities. The instruments may or may not be traded on a foreign exchange. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. These types of instruments may be exercisable in the American style, which means that they can be exercised at any time on or before the expiration date of the instrument, or exercisable in the European style, which means that they may be exercised only on the expiration date. Local access products have an exercise price, which is fixed when they are issued.
Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to Counterparty risk, liquidity risk, currency risk and the risks associated with investment in foreign securities. In the case of any exercise of the instruments, there may be a time delay between the time a holder gives instructions to exercise and the time the price of the security or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date of the local access products may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the instruments, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the local access products may become worthless resulting in a total loss of the purchase price.
Equity Linked Notes. The Non-U.S. Fund may invest in equity linked notes, which are instruments whose return is determined by the performance of a single equity security, a basket of equity securities or an equity index. The principal payable at maturity is based on the current price of the linked security, basket or index. Equity linked notes are generally subject to the risks associated with the securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity-linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and Counterparty risk.
Foreign Currency Exchange. Since the Funds may invest in securities denominated in currencies other than the U.S. dollar, and since the Funds may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of the Fund assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange
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markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the U.S. and a particular foreign country, including economic and political developments in other countries. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country’s central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies. The Funds may use hedging techniques with the objective of protecting against loss through the fluctuation of the value of foreign currencies against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures.
Equity Securities
Common Stocks. The Funds may invest in common stocks, which are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the entity, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.
Preferred Stocks. The Funds may invest in preferred stocks, which are shares of a corporation or other entity that pay dividends at a specified rate and have precedence over common stock in the payment of dividends. If the corporation or other entity is liquidated or declares bankruptcy, the claims of owners of preferred stock will have precedence over the claims of owners of common stock, but not over the claims of owners of bonds. Some preferred stock dividends are non-cumulative, but some are “cumulative,” meaning that they require that all or a portion of prior unpaid dividends be paid to preferred stockholders before any dividends are paid to common stockholders. Certain preferred stock dividends are “participating” and include an entitlement to a dividend exceeding the specified dividend rate in certain cases. Investments in preferred stocks carry many of the same risks as investments in common stocks and debt securities.
Convertible Securities. The Funds may invest in convertible securities, which entitle the holder to acquire the issuer’s common stock by exchange or purchase for a predetermined rate. Convertible securities can be bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Convertible securities rank senior to common stocks in a corporation's capital structure. They are consequently of higher quality and entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Funds may purchase convertible securities rated Ba or lower by Moody's Investors Service, Inc. (“Moody's”), BB or lower by Standard & Poor's Ratings Group (“S&P”) or BB+ or lower by Fitch Investors Services, Inc. (“Fitch”) and may also purchase non-rated securities considered by a money manager to be of comparable quality. Although a money manager selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the Funds, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.
Rights and Warrants. The Funds may invest in rights and warrants. Rights and warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Rights are similar to warrants but typically have shorter durations and are offered to current stockholders of the issuer. Changes in the value of a right or a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a right or a warrant may be more volatile than the price of its underlying security, and a right or a warrant may offer greater potential for capital loss.
Real Estate Investment Trusts or “REITs.” The Equity Funds may invest in REITs. REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. For the Global Real Estate Securities Fund, it is anticipated, although not required, that under normal circumstances a majority of the Fund’s investments in REITs will consist of securities issued by equity REITs.
A Fund's investments in REITs are subject to the risks associated with particular properties and with the real estate market in general, including the risks of a general downturn in real estate values. Mortgage REITs may be affected by the creditworthiness of the borrower. The value of securities issued by REITs is affected by tax and regulatory requirements and
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by perceptions of management skill. A Fund's investments in REITs is also subject to changes in availability of debt financing, heavy cash flow dependency, tenant defaults, self-liquidation, and, for U.S. REITs, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended (the “Code”) or failing to maintain exemption from the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.
Depositary Receipts. The Equity Funds may hold securities of foreign issuers in the form of American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), or other securities convertible into securities of eligible non-U.S. issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts (“CDRs”), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world. GDRs are traded on major stock exchanges, particularly the London SEAQ International trading system. For purposes of a Fund’s investment policies, the Fund’s investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.
ADR facilities may be established as either “unsponsored” or “sponsored.” While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. Unsponsored depositary receipts tend to trade over the counter, and are issued without the involvement of the underlying non-U.S. company whose stock underlies the depositary receipts. Shareholder benefits, voting rights and other attached rights may not be extended to the holder of an unsponsored depositary receipt. The Funds may invest in sponsored and unsponsored ADRs.
Investment in Unseasoned Companies. The Equity Funds may invest in companies (including predecessors) which have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.
Master Limited Partnerships (“MLPs”). The Equity Funds may invest in MLPs. An MLP is a publicly traded limited partnership. Holders of MLP units have limited control on matters affecting the partnership. An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for Federal income tax purposes.
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Debt Instruments and Money Market Instruments
To the extent a Fund invests in the following types of debt securities, its net asset value may change as the general levels of interest rates fluctuate. When interest rates decline, the value of debt securities can be expected to rise. Conversely, when interest rates rise, the value of debt securities can be expected to decline. A Fund's investments in debt securities with longer terms to maturity are subject to greater volatility than a Fund’s shorter-term obligations. Debt securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.
U.S. Government Obligations. The types of U.S. government obligations the Funds may purchase include: (1) a variety of U.S. Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) U.S. Treasury bills that at time of issuance have maturities of one year or less, (b) U.S. Treasury notes that at time of issuance have maturities of one to ten years and (c) U.S. Treasury bonds that at time of issuance generally have maturities of greater than ten years; and (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. government agency or instrumentality or (d) the credit of the agency or instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the U.S. government will provide financial support to such U.S. government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future since it is not obligated to do so by law. Accordingly, such U.S. government obligations may involve risk of loss of principal and interest. The Funds may invest in fixed-rate and floating or variable rate U.S. government obligations. The Funds may purchase U.S. government obligations on a forward commitment basis.
The Core Bond Fund may also purchase Treasury Inflation Protected Securities (“TIPS”). TIPS are U.S. Treasury securities issued at a fixed rate of interest but with principal adjusted every six months based on changes in the Consumer Price Index. As changes occur in the inflation rate, as represented by the Consumer Price Index, the value of the security’s principal is adjusted by the same proportion. If the inflation rate falls, the principal value of the security will be adjusted downward, and consequently, the interest payable on the securities will be reduced.
STRIPS. The Core Bond Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. See “Zero Coupon Securities” below for a fuller discussion of such securities. STRIPS tend to be subject to the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.
Repurchase Agreements. The Core Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. Subject to the overall limitations described in “Illiquid Securities,” a Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.
Risk Factors. The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities are collateral for a loan by the Fund and not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. It is possible that the Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.
Reverse Repurchase Agreements and Dollar Rolls. The Core Bond Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a transaction whereby a Fund transfers possession of a portfolio security to a bank or broker–
dealer in return for a percentage of the portfolio security’s market value. The Fund retains record ownership of the security
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involved including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of a Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Fund's records while a reverse repurchase agreement is in effect. Reverse repurchase agreements are subject to the risk that the other party may fail to return the security in a timely manner or at all. A Fund may lose money if the market value of the security transferred by the Fund declines below the repurchase price. Reverse repurchase agreements may be considered a form of borrowing for some purposes.
The Core Bond Fund may purchase dollar rolls. A “dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction, a Fund sells a mortgage-related security, such as a security issued by Government National Mortgage Association (“GNMA”), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.
A Fund's obligations under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds’ restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to a Fund’s overall limitations on investments in illiquid securities.
Successful use of mortgage dollar rolls depends on a Fund’s ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities a Fund is required to purchase may decline below the agreed upon repurchase price.
Corporate Debt Securities. The Funds may invest in debt securities, such as convertible and non-convertible bonds, preferred stock, notes and debentures, issued by corporations, limited partnerships and other similar entities. Investments in securities that are convertible into equity securities and preferred stock have characteristics of equity as well as debt securities, and their value may be dependent in part on the value of the issuer’s equity securities. The Funds may also invest in debt securities that are accompanied by warrants which are convertible into the issuer’s equity securities, which have similar characteristics. See “Equity Securities” above for a fuller description of convertible securities.
The Core Bond Fund may invest in corporate debt securities issued by infrastructure companies.
Securities Issued in Connection with Reorganizations and Corporate Restructuring. In connection with reorganizing or restructuring of an issuer or its capital structure, an issuer may issue common stock or other securities to holders of debt instruments. The Core Bond Fund may hold such common stock and other securities even though it does not ordinarily purchase or may not be permitted to purchase such securities.
Zero Coupon Securities. The Core Bond Fund may invest in zero coupon securities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.
Mortgage-Related And Other Asset-Backed Securities.
The forms of mortgage-related and other asset-backed securities the Core Bond Fund may invest in include the securities described below.
Reverse Mortgages. Certain Funds may invest in mortgage-related securities that reflect an interest in reverse mortgages. Due to the unique nature of the underlying loans, reverse mortgage-related securities may be subject to risks different than other types of mortgage-related securities. The date of repayment for such loans is uncertain and may occur sooner or later than anticipated. The timing of payments for the corresponding mortgage-related security may be uncertain.
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Mortgage Pass-Through Securities. Mortgage pass-through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are “pass-through” securities because they provide investors with monthly payments of principal and interest which in effect are a “pass-through” of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the Government National Mortgage Association (“GNMA”), which is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Government related issuers include the Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association (“FNMA”), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.
Collateralized Mortgage Obligations. Collateralized mortgage obligations (“CMOs”) are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and pre-paid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or “tranches”), with each class bearing a different stated maturity.
Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit liquidity support, surety bond, limited guarantee by another entity or by priority to certain of the borrower’s other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security’s par value. If the credit enhancement held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security.
To-Be-Announced Mortgage-Backed Securities. As with other delayed-delivery transactions, a seller agrees to issue a to-be-announced mortgage-backed security (a “TBA”) at a future date. A TBA transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date. However, at the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, a Fund agrees to accept any mortgage-backed security that meets specified terms. Thus, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. TBAs are subject to the risk that the underlying mortgages may be less favorable than anticipated by a Fund.
Risk Factors. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying instruments. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
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MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes and other risks than governmental issues. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike MBS issued or guaranteed by the U.S. government or a government sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, greater credit risk or different underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-backed securities may include MBS, loans, receivables or other assets. The value of the Fund’s asset-backed securities may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the creditworthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments, which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying asset-backed securities have become an increasing risk for asset-backed securities that are secured by home-equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To
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lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.
Structured Investment Vehicles. Certain investments in derivatives, including structured instruments as well as investments in mortgage-backed securities and asset-backed securities, involve the purchase of securities from structured investment vehicles (SIVs). SIVs are legal entities that are sponsored by banks, broker-dealers or other financial firms specifically created for the purpose of issuing particular securities or instruments. SIVs are often leveraged and securities issued by SIVs may have differing credit ratings. Investments in SIVs present Counterparty risks, although they may be subject to a guarantee or other financial support by the sponsoring entity. Investments in SIVs may be more volatile, less liquid and more difficult to price accurately than other types of investments.
Because SIVs depend on short-term funding through the issuance of new debt, if there is a slowdown in issuing new debt or a smaller market of purchasers of the new debt, the SIVs may have to liquidate assets at a loss. Also, with respect to SIVs assets in finance companies, a Fund may have significant exposure to the financial services market which, depending on market conditions, could have a negative impact on the Fund.
Collateralized Loan Obligations. The Core Bond Fund may invest in collateralized loan obligations (“CLOs”). CLOs are special purpose entities which are collateralized mainly by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CLOs may charge management and other administrative fees. Payments of principal and interest are passed through to investors in a CLO and divided into several tranches of rated debt securities and typically at least one tranche of unrated subordinated securities, which may be debt or equity (“CLO Securities”). CLO Securities generally receive some variation of principal and/or interest installments and, with the exception of certain subordinated securities, bear different interest rates. If there are defaults or a CLO’s collateral otherwise underperforms, scheduled payments to senior tranches typically take priority over less senior tranches.
Risk Factors. In addition to normal risks associated with debt obligations and fixed income and/or asset-backed securities as discussed elsewhere in this SAI and the Prospectus (e.g., credit risk, interest rate risk, market risk, default risk and prepayment risk), CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments and one or more tranches may be subject to up to 100% loss of invested capital; (ii) the quality of the collateral may decline in value or default; (iii) the Core Bond Fund may invest in CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
A CLO’s investments in its underlying assets may be CLO Securities that are privately placed and thus are subject to restrictions on transfer to meet securities law and other legal requirements. In the event that the Core Bond Fund does not satisfy certain of the applicable transfer restrictions at any time that it holds CLO Securities, it may be forced to sell the related CLO Securities and may suffer a loss on sale. CLO Securities generally will be considered illiquid as there may be no secondary market for the CLO Securities.
Loans and Other Direct Indebtedness. The Core Bond Fund may purchase loans or other direct indebtedness, or participations in loans or other direct indebtedness, that entitle the acquiror of such interest to payments of interest, principal and/or other amounts due under the structure of the loan or other direct indebtedness. This may include investments in floating rate “bank loans” or “leveraged loans,” which are generally loans issued to below investment grade companies that carry floating coupon payments. This may also include debtor-in-possession financing for companies currently going through the bankruptcy process. In addition to being structured as secured or unsecured, such investments could be structured as novations or assignments or represent trade or other claims owed by a company to a supplier. Loan participations typically represent direct participation in a loan to a borrower, and generally are offered by banks or other financial institutions or lending syndicates.
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Risk Factors. Loans and other direct indebtedness involve the risk that a Fund will not receive payment of principal, interest and other amounts due in connection with these investments, which depend primarily on the financial condition of the borrower. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by a Fund may involve revolving credit facilities or other standby financing commitments which obligate a Fund to pay additional cash on a certain date or on demand. These commitments may require a Fund to increase its investment in a company at a time when that Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times hold and segregate liquid assets in an amount sufficient to meet such commitments. Default or an increased risk of default in the payment of interest or principal on a loan results in a reduction in income to a Fund, a reduction in the value of the loan and a potential decrease in a Fund’s net asset value. The risk of default increases in the event of an economic downturn or a substantial increase in interest rates. If a borrower defaults on its obligations, a Fund may end up owning any underlying collateral securing the loan and there is no assurance that sale of the collateral would raise enough cash to satisfy the borrower’s payment obligation or that the collateral can be liquidated. If the terms of a loan do not require the borrower to pledge additional collateral in the event of a decline in the value of the original collateral, a Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the loan. To the extent that a loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of bankruptcy of the borrower. Senior loans are subject to the risk that a court may not give lenders the full benefit of their senior positions. In addition, there is less readily available, reliable information about most senior loans than is the case for many other types of securities.
Investments in floating rate “bank loans” or “leveraged loans” are generally rated below investment grade and are expected to exhibit credit risks similar to “high yield” or “junk” bonds. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Bank loans have recently experienced significant investment inflows and if inflows reverse, bank loans could be subject to liquidity risk and lose value. Bank loans generally are subject to legal or contractual restrictions on resale and to illiquidity risk. In addition, investments in bank loans are typically subject to the risks of floating rate securities and “high yield” or “junk bonds.” Investments in such loans and other direct indebtedness may involve additional risk to a Fund. Senior loans made in connection with highly leveraged transactions are subject to greater risks than other senior loans. For example, the risks of default or bankruptcy of the borrower or the risks that other creditors of the borrower may seek to nullify or subordinate a Fund’s claims on any collateral securing the loan are greater in highly leveraged transactions.
As a Fund may be required to rely on an interposed bank or other financial intermediary to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts.
In purchasing loans or loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale. Loan participations are generally illiquid investments and are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations.
Brady Bonds. The Core Bond Fund may invest in Brady Bonds, the products of the “Brady Plan,” under which bonds are issued in exchange for cash and certain of a country's outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily U.S.-dollar) and are actively traded on the over-the-counter market.
Bank Instruments. The Core Bond Fund may invest in bank instruments, which include Eurodollar certificates of deposit (“ECDs”), Eurodollar time deposits (“ETDs”) and Yankee Certificates of Deposit (“Yankee CDs”).
Risk Factors. ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are U.S. dollar denominated certificates of deposit issued by foreign branches of U.S. and foreign banks; ETDs are U.S. dollar denominated time deposits in a foreign branch of a U.S. bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.
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Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information.
High Yield Bonds. The Funds may invest in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”), which include securities rated BBB- or lower by S&P, Baa3 or lower by Moody’s or BBB- or lower by Fitch (using highest of split ratings), or in unrated securities judged to be of similar credit quality to those designations. Securities rated BBB- by S&P, Baa3 by Moody’s or BBB- by Fitch are the lowest ratings which are considered “investment grade,” although Moody’s considers securities rated Baa3, S&P considers bonds rated BBB- and Fitch considers bonds rated BBB-, to have some speculative characteristics.
Risks Associated with High Yield Bonds. Lower rated debt securities, or junk bonds, generally offer a higher yield than that available from higher grade issues but involve higher risks because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates.
Lower rated or unrated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of lower rated debt securities are often less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn, for example, could cause a sharper decline in the prices of lower rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of lower rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery and may not recover the full amount or any of its investment.
In addition, the markets in which lower rated or unrated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish a Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Fund’s shares. While such debt may have some quality and protective characteristics, these are generally outweighed by large uncertainties or major risk exposure to adverse conditions.
Securities rated BBB- by S&P, Baa3 by Moody’s or BBB by Fitch may involve greater risks than securities in higher rating categories. Securities receiving S&P’s BBB- rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories. For further description of the various rating categories, see “Credit Rating Definitions.”
Securities possessing Moody’s Baa3 rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security are judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well.
Securities possessing Fitch’s BBB- rating indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.
Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of investment grade securities, and the ability of a Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund was investing only in investment grade securities.
The money managers of the Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency’s opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than a rating indicates.
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Auction Market and Remarketed Preferred Stock. The Core Bond Fund may purchase certain types of auction market preferred stock (“AMPS”) or remarketed preferred stock (“RPS”) subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing, which are typically held weekly, is successful. If the auction or remarketing fails, the holder of certain types of AMPS or RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or Counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.
Municipal Debt Instruments.
The recent economic downturn and budgetary constraints have made municipal securities more susceptible to downgrade, default and bankruptcy. In addition, difficulties in the municipal securities markets could result in increased illiquidity, price volatility and credit risk, and a decrease in the number of municipal securities investment opportunities. The value of municipal securities may also be affected by uncertainties involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy, as expanded further below. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. These uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities.
The City of Detroit filed for federal bankruptcy protection on July 18, 2013. The bankruptcy of large cities such as Detroit is relatively rare, making the consequences of such bankruptcy filings difficult to predict. Accordingly, it is unclear what impact a large city’s bankruptcy filing would have on the city's outstanding obligations or on the obligations of other municipal issuers in that state. It is possible that the city could default on, restructure or otherwise avoid some or all of these obligations, which may negatively affect the marketability, liquidity and value of securities issued by the city and other municipalities in that state. For Funds that may hold securities that are affected by a city's bankruptcy filing, the Fund's investments in those securities may lose value, which could cause the Fund's performance to decline.
Municipal Obligations and Bonds. The Core Bond Fund may invest in “municipal obligations.” Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which may be exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications—General Obligation Bonds and Revenue Bonds.
General Obligation Bonds – are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest.
Revenue Bonds – are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.
Industrial Development Bonds – are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds but rather the pledge of credit by the core obligor. The payment of the principal and interest on such bonds is dependent on the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.
Municipal obligations include the obligations of the governments of Puerto Rico and other U.S. territories and their political subdivisions, such as the U.S. Virgin Islands and Guam. General obligations and/or revenue bonds of issuers located in U.S. territories may be affected by political, social and economic conditions in such U.S. territories. The sources of payment for such obligations and the marketability thereof may be affected by financial and other difficulties experienced by such issuers. Puerto Rico’s economy has been in a recession since late 2006, which has contributed to reduced government revenues. In addition, Puerto Rico has high levels of national debt and in 2013 its general obligation credit rating was lowered by Fitch to BBB-, which is the lowest investment grade category. The market prices and yields of Puerto Rican general obligations may
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be adversely affected by the ratings downgrade and any future downgrades. There can be no assurance that current or future economic difficulties in Puerto Rico will not adversely affect the market value of Puerto Rico municipal obligations or the ability of particular issuers to make timely payments of debt service on these obligations. Guam’s economy depends in large measure on tourism and the U.S. military presence, each of which is subject to uncertainties as a result of global economic, social and political events. Any reduction in tourism or the U.S. military presence could adversely affect Guam’s economy. Tourism accounts for a substantial portion of the U.S. Virgin Islands’ gross domestic product. A weak economy, war, epidemic outbreaks or the threat of terrorist activity, among other influences that are beyond the control of the territory, can adversely affect its tourism.
Municipal Notes. The Core Bond Fund may invest in municipal notes. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short-term capital needs. Municipal notes include:
Tax Anticipation Notes – issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.
Bond Anticipation Notes – issued in expectation of a municipality issuing a long-term bond in the future. Usually the long-term bonds provide the money for the repayment of the notes.
Revenue Anticipation Notes – issued in expectation of receipt of other types of revenues such as certain federal revenues.
Construction Loan Notes – sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.
Pre-Refunded Municipal Bonds – bonds no longer secured by the credit of the issuing entity, having been escrowed with U.S. Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.
Tax Free Commercial Paper – a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short-term financing in anticipation of long-term financing.
Variable Rate Demand Notes – long-term, taxable, or tax-exempt bonds issued on a variable rate basis that can be tendered for purchase at par whenever rates reset upon contractual notice by the investor. The bonds tendered are then resold by the remarketing agent in the secondary market to other investors. Variable Rate Demand Notes can be converted to a long term fixed rate security upon appropriate notice by the issuer. The Fund's money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Fund.
Tax Free Participation Certificates – tax free floating, or variable rate demand notes which are issued by a municipal or governmental entity that sells a participation in the note. The Fund's money managers will continually monitor the pricing, quality and liquidity of the participation certificates.
A participation certificate gives the Fund an undivided interest in the municipal obligation in the proportion that the Fund’s participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or an insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days’ notice for all or any part of the full principal amount of the Fund’s participation interest in the security plus accrued interest. The Fund's money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Fund in order to make redemptions of Fund Shares, or (3) to maintain the required quality of its investment portfolios.
The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by the Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. The Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Fund.
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Puts, Stand-by Commitments and Demand Notes. The Core Bond Fund may purchase municipal obligations with the right to a “put” or “stand-by commitment.” A “put” on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand-by commitment gives the holder the right to sell the underlying security to the seller at an agreed-upon price or yield on certain dates or within a specified period prior to maturity.
The Funds will enter into put and stand-by commitments with institutions such as banks and broker-dealers that the Funds' money managers believe continually satisfy the Funds' credit quality requirements.
The Funds may purchase floating or variable rate municipal obligations, some of which are subject to payment of principal by the issuer on demand by the Funds (usually not more than thirty days’ notice). The Funds may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.
Risk Factors. The ability of the Funds to exercise the put or stand-by commitment may depend on the seller’s ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. A seller may be unable to honor a put or stand-by commitment for financial reasons. Restrictions in the buy back arrangement may not obligate the seller to repurchase the securities or may prohibit the Funds from exercising the put or stand-by commitment except to maintain portfolio flexibility and liquidity. (See “Certain Investments—Municipal Notes—
Tax Free Participation Certificates.”)
Variable Amount Master Demand Notes. The Core Bond Fund may invest in variable amount master demand notes. Variable amount master demand notes are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. A variable amount master demand note differs from ordinary commercial paper in that (1) it is issued pursuant to a written agreement between the issuer and the holders, (2) its amount may, from time to time, be increased (may be subject to an agreed maximum) or decreased by the holder of the issue, (3) it is payable on demand, (4) its rate of interest payable varies with an agreed upon formula and (5) it is not typically rated by a rating agency.
Variable and Floating Rate Securities. The Core Bond Fund may invest in variable and floating rate securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a specified margin above or below the prime rate of a specified bank or some similar objective standard, such as the yield on the 90-day U.S. Treasury Bill, and may change as often as daily. Generally, changes in interest rates on variable and floating rate securities will reduce changes in the securities' market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed–income obligations with a fixed interest rate.
The Core Bond Fund may purchase variable rate U.S. government obligations which are instruments issued or guaranteed by the U.S. government, or an agency or instrumentality thereof, which have a rate of interest subject to adjustment at regular intervals but no less frequently than every 762 days. Variable rate U.S. government obligations whose interest rates are readjusted no less frequently than every 762 days will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.
Commercial Paper. The Core Bond Fund may invest in commercial paper, which consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.
Asset-Backed Commercial Paper. The Core Bond Fund may invest in asset-backed commercial paper. This is commercial paper issued by a bankruptcy remote special purpose entity to fund the acquisition of financial assets (such as trade receivables, commercial loans, auto and equipment loans, leases or collateral debt obligations) that is repaid from the cash flows of those receivables on a specific date.
Indexed Commercial Paper. The Core Bond Fund may invest in indexed commercial paper, which is U.S.-dollar denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S.-dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.
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While such commercial paper entails risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables a Fund to hedge (or cross-hedge) against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return.
Credit and Liquidity Enhancements. The Core Bond Fund may invest in securities supported by credit and liquidity enhancements from third parties, generally letters of credit from foreign or domestic banks. Liquidity enhancements may be used to shorten the maturity of the debt obligation through a demand feature. Adverse changes in the credit quality of these institutions could cause losses to the Core Bond Fund if it invests securities and may affect its share price.
Funding Agreements. The Core Bond Fund may invest in various types of funding agreements. A funding agreement is an obligation of indebtedness negotiated privately between an investor and an insurance company. A funding agreement has a fixed maturity date and may have either a fixed or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by the Fund may be regarded as illiquid and therefore will be subject to the Fund’s limitation on illiquid investments.
Other Financial Instruments Including Derivatives
Options, Futures and Other Financial Instruments. The Funds may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of the Funds' investments or for investment purposes (e.g., as a substitute for investing in securities). These financial instruments include options, futures, forward contracts and swaps. Derivatives may be used to take long or short positions. Positions in these financial instruments may expose a Fund to an obligation to another party. The Funds will not enter into any such transaction unless it owns (1) an offsetting (“covered”) position in securities, currencies or other options, futures contracts or forward contracts or (2) cash or liquid assets with a value, marked-to-market daily, sufficient to cover their obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate the prescribed amount of cash or liquid assets as segregated.
Assets used as cover or held as segregated cannot be sold while the position in the corresponding financial instrument is open unless they are replaced with other appropriate assets.
Options And Futures. The Funds may purchase and sell (write) both call and put options on securities, securities indexes, and foreign currencies, and purchase and sell interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes or to effect investment transactions consistent with a Fund's investment objective and strategies. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Funds may also use those instruments, provided that their use is consistent with the Funds' investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Funds (i.e., that written call or put options will be “covered” or “secured” and that futures contracts and options on futures contracts will be used for the purposes of hedging or effecting a Fund's permitted investment strategies).
Options On Securities and Indexes. Each Fund may purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign or national over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.
Exchange-listed options are issued by a regulated intermediary, such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options. This discussion uses the OCC as an example but is also applicable to other financial intermediaries. With certain exceptions, OCC-issued and exchange-listed options generally settle by physical delivery of the underlying security or currency, although cash settlements may sometimes be available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is “in-the-money” (i.e., where the value of the underlying instruments exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.
A Fund's ability to close out its position as a purchaser or seller of an OCC or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. If one or more exchanges decide to discontinue the trading of options (or a particular class or series of options), the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.
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Over-the-counter options (“OTC Options”) are purchased from or sold to securities dealers, financial institutions or other parties (“Counterparties”) through a direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties.
Many OTC Options will eventually be exchange-traded and cleared. Although these changes are expected to decrease the Counterparty risk involved in bi-laterally negotiated contracts, exchange-trading and clearing would not make the contracts risk-free. Where OTC Options remain uncleared, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium paid for the option and any anticipated benefits of the transaction. Accordingly, RIMCo or a money manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty’s credit to determine the likelihood that the terms of the OTC Option will be satisfied. A Fund will engage in OTC Option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as “primary dealers” or broker/dealers, domestic or foreign banks or other financial institutions that have received (or the guarantors or the obligations of which have received) a minimum long-term Counterparty credit rating, including reassignments, of BBB- or better as defined by S&P or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) or determined to be of equivalent credit.
An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price, in the case of a call option, or to pay the exercise price upon delivery of the underlying security, in the case of a put option. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in a specific security.
A Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner or as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy. A Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate positively to one another.
A Fund will write call options and put options only if they are “covered.” In the case of written call options, the option is “covered” if the Fund (a) owns the security underlying the call or purchases a call option on the same security or index as the call written (i) with a strike price no greater than the strike price of the call option sold or (ii) if the strike price is greater, the Fund segregates liquid assets equal to the difference in value or (b) has segregated liquid assets equal in value to the market value of the underlying security or index, less any margins on deposit. A written put option is covered if the Fund (a) sells the underlying security short at a price at least equal to the strike price or (b) holds a put on the same security or index as the put written where the exercise price of the put held is (1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Fund in liquid segregated assets.
If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss (long- or short-term depending on whether the Fund's holding period for the option is greater than one year) equal to the premium paid.
Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration).
A Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option. If the cost of the closing option is more than the premium received from writing the option, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain. If the premium received from a closing sale transaction is less than the premium paid to purchase the option, the Fund will realize a capital loss. With respect to closing
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transactions on purchased options, the capital gain or loss realized will be short- or long-term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.
The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a liability. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the last bid.
Risks Associated With Options On Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security or index, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. When a Fund writes an option on a security or index, movements in the price of the underlying security or value of the index may result in a loss to the Fund. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.
There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.
As the writer of a covered call option, a Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security increase above the exercise price. It also retains a risk of loss on the underlying security should the price of the underlying security decrease. Where a Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.
If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.
Options on Foreign Currency. A Fund may buy and sell put and call options on foreign currencies either on exchanges or in the over-the-counter market for the purpose of hedging against changes in future currency exchange rates or to effect investment transactions consistent with a Fund's investment objectives and strategies. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. OTC Options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.
Futures Contracts And Options On Futures Contracts. A Fund may invest in interest rate futures contracts, foreign currency futures contracts, Eurodollar futures or stock index futures contracts, and options thereon that are traded on a U.S. or foreign exchange or board of trade or over-the-counter. An interest rate or foreign currency contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency at a specified price at a future date. A futures contract on an index (such as the S&P 500®) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash
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value of the index. Although the value of an index may be a function of the value of certain specified securities, no delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500®; the Russell 2000®; Nikkei 225; CAC-40; FTSE 100; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso and certain multinational currencies, such as the Euro. It is expected that other futures contracts will be developed and traded in the future. Eurodollar futures are typically dollar-denominated futures contracts or options on those contracts that are linked to the London Interbank Offered Rate (“LIBOR”). In addition, foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.
According to various reports, certain financial institutions, commencing as early as 2005 and throughout the global financial crisis, routinely made artificially low submissions in the LIBOR rate setting process. Since the LIBOR scandal came to light, several financial institutions have been fined significant amounts by various financial regulators in connection with allegations of manipulation of LIBOR rates. Other financial institutions in various countries are being investigated for similar actions. These developments may have adversely affected the interest rates on securities whose interest payments were determined by reference to LIBOR. Any future similar developments could, in turn, reduce the value of such securities owned by a Fund.
A Fund may use futures contracts for both hedging purposes and to effect investment transactions consistent with its investment objective and strategies. For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. In addition, a Fund may use futures contracts to create equity exposure for its cash or, conversely, to reduce market exposure. See “Cash Reserves and Being Fully Invested” and “Hedging Strategies” for a fuller description of these strategies.
Frequently, using futures to affect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred.
A Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.
There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or an option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day. Once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.
When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with the broker a specified amount of cash or U.S. government securities (“initial margin”). The initial margin required for a futures contract is set by the exchange on which the contract is traded and, in certain cases, by the Fund's futures commission merchant (“FCM”). The required margin may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits.
A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund, but is instead a settlement between the Fund and the FCM of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to-market its open futures positions.
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A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.
Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations. In the case of transactions, if any, involving certain regulated futures contracts, any gain or loss arising from the lapse, closing out or exercise of such positions generally will be treated as 60% long-term and 40% short-term capital gain or loss. In addition, at the close of each taxable year, such positions generally will be marked-to-market (i.e., treated as sold for fair market value), and any resulting gain or loss will be treated as 60% long-term and 40% short-term capital gain or loss.
Limitations On Use Of Futures and Options on Futures Contracts.
A Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a U.S. or foreign exchange, board of trade or similar entity, or quoted on an automated quotation system. With respect to futures contracts that are required to cash settle, a Fund will at all times maintain liquid, segregated assets equal to or greater than the Fund's daily marked to market (net) obligation, if any (less any margin or deposit). With respect to futures contracts that are not required to cash settle, a Fund will maintain liquid, segregated assets equal to or greater than the notional value of the futures contract (less any margin or deposit). A Fund is not required to segregate liquid assets if the purchase or sale of a futures contract is “covered” by a substantially similar security. For a discussion of how to cover a written call or put option on a futures contract, see “Options on Securities and Indexes” above.
The Funds are limited in entering into futures contracts, options on futures contracts and swaps to positions which constitute “bona fide hedging” positions within the meaning and intent of applicable CFTC rules and, with respect to positions for non- “bona fide hedging” purposes, to positions for which (a) the aggregate initial margins and premiums required to establish non-hedging positions in futures and options when aggregated with the independent amounts required to establish non-hedging positions in swaps, less the amount by which any such options are “in-the-money,” do not exceed 5% of the Fund's net assets after taking into account unrealized profits and losses on those positions or (b) the aggregate net notional value of such instruments does not exceed 100% of the Fund's net assets, after taking into account unrealized profits and losses on those positions.
Risks Associated With Futures And Options On Futures Contracts. There are several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate or other trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. As a result, there can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
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In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.
Foreign Currency Futures Contracts. The Funds are also permitted to enter into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.
A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.
The Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the U.S. dollar or other currencies or to effect investment transactions consistent with the Funds' investment objectives and strategies. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, a Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction or as a means to gain portfolio exposure to that currency. Such a purchase would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Funds may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Funds may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Funds may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities or as a means to gain portfolio exposure to a currency.
Forward Foreign Currency Exchange Transactions (“Forward Currency Contracts”). The Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with the Funds' investment objectives and strategies. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts (“forward contract”) to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. For example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese Yen at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. A Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that a Fund's forward currency contracts are not used to achieve investment leverage, to the extent that such contracts are not “covered” by liquid underlying investments in the respective foreign currency or a “proxy” currency, the Fund will segregate liquid assets in an amount at all times equal to or exceeding the Fund's commitments with respect to these contracts. The Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Funds' portfolio securities are or are expected to be denominated. A Fund's dealings in forward contracts may involve hedging involving either specific transactions or portfolio positions or taking a position in a foreign currency. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. A Fund may not enter into a forward currency contract to sell a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Funds may enter into a forward currency contract to purchase a currency other than that held in the Funds' portfolios. Forward currency transactions may be made from any foreign currency into U.S. dollars or into other appropriate currencies.
At or before the maturity of a forward foreign currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract
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for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell.
Upon maturity of a forward currency contract, a Fund may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. A Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will be available to the Funds.
The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.
If a devaluation is generally anticipated, a Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. A Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Code for a given year.
Many foreign currency forwards will eventually be exchange-traded and cleared as discussed further below. Although these changes are expected to decrease the Counterparty risk involved in bi-laterally negotiated contracts, exchange-trading and clearing would not make the contracts risk-free. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, as with foreign currency futures contracts, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.
The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict a Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon a money manager’s special skills and experience with respect to such instruments and usually depends on the money manager’s ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time a Fund is engaged in that strategy.
A Fund's ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes set forth above. Many foreign currency forward contracts will eventually be exchange-traded and cleared. Although these changes are expected to decrease the credit risk involved in bi-laterally negotiated contracts, exchange-trading and clearing would not make the contracts risk-free.
Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Contracts and Options Thereon. Options on securities, futures contracts, options on futures contracts, forward currency contracts and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability of data on which to make trading decisions than in the United States, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.
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Swap Agreements and Swaptions. The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund enters into a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (e.g., an exchange of floating rate payments for fixed rate payments).
The Funds may enter into several different types of swap agreements including equity index, interest rate, credit default, currency and recovery lock swaps. Equity index swaps are agreements where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Interest rate swaps are agreements that can be customized to meet each party’s needs, and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are agreements where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are returned. Credit default swaps are agreements which allow the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the Counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Recovery lock swaps are agreements between two parties that provide for a fixed payment by one party and the delivery of a reference obligation, typically a bond, by the other party upon the occurrence of a credit event, such as a default, by the issuer of the reference obligation.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date or for return enhancement. Under most swap agreements entered into by a Fund, the parties’ obligations are determined on a “net basis.” The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated. To the extent that a Fund enters into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Fund's obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreement related to the transaction.
The Funds may enter into swap agreements with Counterparties that meet RIMCo’s credit quality limitations. The Funds will not enter into any swap agreement unless the Counterparty has a minimum senior unsecured credit rating or long term Counterparty credit rating, including reassignments, of BBB- or better as defined by S&P or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction.
Certain derivatives, including swaps, may be subject to fees and expenses, and by investing in such derivatives indirectly through a Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Fund.
There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in the Funds or the ability of the Funds to continue to implement their investment strategies. The futures markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily price limits and the suspension of trading. The regulation of swaps and futures transactions in the United States is a rapidly changing area of law and is subject to modification by government and judicial action. The effect of any future regulatory change on the Funds is impossible to predict, but could be substantial and adverse.
In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was signed into law by President Obama on July 21, 2010. The Dodd-Frank Act is changing the way in which the U.S. financial system is supervised and regulated. Title VII of the Dodd-Frank Act sets forth a new legislative framework for over-the-counter (“OTC”) derivatives, including financial instruments, such as swaps, in which the Funds may invest. Title VII of the Dodd-Frank Act makes broad changes to the OTC derivatives market, grants significant new authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and will require clearing and exchange trading of many OTC derivatives transactions. The CFTC and SEC have approved joint final rules and interpretations that further define the terms “swap” and “security-based” swap and govern “mixed swaps” (the “Swap Definitions”). Under the Swap Definitions, the term “swap” includes OTC foreign exchange options, among other OTC contracts. The U.S. Department of the Treasury has determined that certain deliverable foreign exchange forwards and deliverable foreign exchange swaps are exempt from the definition of “swap.” The occurrence of the effective date for the Swap Definitions triggered numerous effective and
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compliance dates for other rules promulgated by the CFTC and SEC under the Dodd-Frank Act. The Swap Definitions are broad, and encompass a number of transactions that were historically not subject to CFTC or SEC regulation. The impact of the effectiveness of the Swap Definitions along with the implementation of the various other rules contingent on the promulgation of the Swap Definitions is impossible to predict, but could be substantial and adverse.
Provisions in the Dodd-Frank Act include new registration, recordkeeping, capital and margin requirements for “swap dealers” and “major swap participants” as determined by the Dodd-Frank Act and applicable regulations; and the required use of clearinghouse mechanisms for many OTC derivative transactions. The CFTC, SEC and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Act. Because the rulemaking and regulations implementing the Dodd-Frank Act have not been completed, it is not possible at this time to gauge the exact nature and scope of the impact of the Dodd-Frank Act on any of the Funds, but it is expected that swap dealers, major market participants and swap Counterparties, including the Funds, will experience new and/or additional regulations, requirements, compliance burdens and associated costs. The new law and the rules to be promulgated may negatively impact a Fund's ability to meet its investment objective either through limits or requirements imposed on it or its Counterparties. In particular, new position limits imposed on a Fund or its Counterparties’ on-exchange and OTC trading may impact that Fund's ability to invest in a manner that efficiently meets its investment objective, and new requirements, including capital and mandatory clearing, may increase the cost of a Fund's investments and cost of doing business, which could adversely affect investors.
The Core Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Credit default swaps allow the Core Bond Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. The Core Bond Fund may act as either the buyer or the seller of a credit default swap. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Core Bond Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Core Bond Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Core Bond Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Certain standardized swaps, including certain credit default swaps, are subject to mandatory clearing, and more are expected to be subject to mandatory clearing in the future. The Counterparty risk for cleared derivatives is generally lower than for uncleared derivatives, but cleared contracts are not risk-free. Clearing may subject the Core Bond Fund to increased costs or margin requirements.
As the seller of protection in a credit default swap, the Core Bond Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the Counterparty in the event of a default (or other specified credit event), and the Counterparty would be required to surrender the reference debt obligation. In return, the Core Bond Fund would receive from the Counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Core Bond Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Core Bond Fund would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Core Bond Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio, in which case the Core Bond Fund would function as the Counterparty referenced in the preceding paragraph.
Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific reference obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Core Bond Fund may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Core Bond Fund owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Credit default swap agreements on asset-backed securities also involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, deliverable obligations in most instances would be limited to the specific reference obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the reference obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the
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notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Core Bond Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the reference obligation or to take an active long or short position with respect to the likelihood of a particular reference obligation’s default (or other defined credit events).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference obligations comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Credit default swaps could result in losses if the Core Bond Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Core Bond Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to the risks inherent in the use of swaps, including illiquidity risk and Counterparty risk. The Core Bond Fund will generally incur a greater degree of risk when selling a credit default swap than when purchasing a credit default swap. As a buyer of a credit default swap, the Core Bond Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Core Bond Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Core Bond Fund.
If the creditworthiness of the Core Bond Fund's uncleared swap Counterparty declines, the risk that the Counterparty may not perform could increase, potentially resulting in a loss to the Core Bond Fund. To limit the Counterparty risk involved in uncleared swap agreements, the Core Bond Fund will only enter into uncleared swap agreements with Counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Core Bond Fund will be able to do so, the Core Bond Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Core Bond Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps. Certain standardized swaps, including interest rate swaps, are subject to mandatory clearing, and more are expected to be in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject the Core Bond Fund to increased costs or margin requirements.
The Funds may enter into recovery lock swaps. Recovery lock swaps are used to “lock in” a recovery amount on the reference obligation at the time the parties enter into the agreement. In contrast to a credit default swap where the final settlement amount may be dependent on the market price for the reference obligation upon the credit event, a recovery lock swap fixes the settlement amount in advance and is not dependent on the market price of the reference obligation at the time of the credit event. Unlike certain other types of derivatives, recovery lock swaps generally do not involve upfront or periodic cash payments by either of the parties. Instead, payment and settlement occurs after there has been a credit event. If a credit event does not occur prior to the termination date of a recovery lock swap, the agreement terminates and no payments are made by either party. A party may enter into a recovery lock swap to purchase or sell a reference obligation upon the
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occurrence of a credit event. Recovery lock swaps are subject to certain risks, including, without limitation, the risk that a counterparty will not accurately forecast the value of a reference obligation upon the occurrence of a credit event. In addition to general market risks, recovery lock swaps are subject to illiquidity risk, counterparty risk and credit risk. The market for recovery lock swaps is relatively new and is smaller and less liquid than the market for credit default swaps and other derivatives. Elements of judgment may play a role in determining the value of a recovery lock. In addition, it may not be possible to enter into a recovery lock swap at an advantageous time or price.
The Funds may enter into swaptions (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund's statements of financial condition.
Index Swap Agreements. The Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with the Funds' investment objectives and strategies. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
No Fund will enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of that Fund's net assets.
Taxes
Election to be Taxed as a Regulated Investment Company. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and Fund distributions would be treated by shareholders as taxable dividend income to the extent of the Fund’s earnings and profits.
Diversification Requirements and Investor Control. Each Fund intends to comply with the diversification requirements of section 817(h) of the Code relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts. If these requirements are not met, or under other limited circumstances, it is possible that the contract holders, rather than the separate accounts, will be treated for federal income tax purposes as the taxable owners of the assets held by the separate accounts.
Under current U.S. tax law, if a contract holder has excessive control over the investments made by a Fund, the contract holder, rather than the insurance company separate account, will be treated as the owner of the Fund shares and taxed currently on income and gains from the Fund. In other words, in such a case of “investor control” the contract holder would not derive the tax benefits normally associated with variable life insurance or variable annuities. The application of the investor control doctrine is not entirely certain. Future guidance might pose additional restrictions on the Funds and could be applied retroactively. Such an event may have an adverse impact on the Funds and the contract holders.
Effect of Foreign Investments on Distributions. Certain Funds may invest in foreign securities and may be subject to foreign withholding taxes on income from those securities that may reduce distributions.
The Non-U.S. Fund may qualify for and make an election to pass through to shareholders the ability to claim a credit or deduction (subject to limitations) on their federal income tax returns for their pro rata share of any qualified foreign taxes paid by the Fund. Shareholders would be required to treat their pro rata share of such foreign taxes as having been distributed to them. The Non-U.S. Fund will qualify for the election in any given taxable year if, at the close of such taxable year, more than 50% of its total asset value consists of stock or other securities of foreign corporations.
Investment in PFIC Securities. If a Fund invests in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (“PFICs”), the Fund intends to mark-to-market these securities and recognize any gain (as ordinary income) at the end of its fiscal year. Any mark to market losses and any losses from an actual disposition of shares would be deductible as ordinary losses to the extent of any net mark to market gains included in income in prior years.
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Shareholders of PFICs may, under certain circumstances in which the mark-to-market treatment described above is not available, be subject to a deferred interest charge pursuant to section 1291 of the Code. Any such charges, if imposed on a Fund, would result in Fund-level taxation.
Excise Tax Distribution Requirements. To avoid federal excise taxes, the Code requires a Fund to make certain minimum distributions by December 31 of each year. Federal excise taxes will not apply to a Fund in a given calendar year, however, if all of its shareholders at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable products, certain tax-exempt entities, or certain other insurance-dedicated regulated investment companies.
Tax Consequences to Shareholders. Since it is expected that the shareholders of the Funds will be the insurance company separate accounts, no discussion is included herein concerning federal income tax consequences for the holders of the contracts. For information concerning the federal income tax consequences to any such holder, see the prospectus relating to the applicable contract.
At December 31, 2014, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows (for capital losses incurred in tax years beginning after December 22, 2010, Funds will generally be able to carry forward capital losses indefinitely):
[To Be Updated By Amendment]
			No Expiration
Funds	12/31/16	12/31/17	Short-Term	TOTAL
Non-U.S.	$16,972,958	$51,040,031	$ -	$68,012,989
Core Bond	-	-	16,432	16,432

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Money Manager Information
Multi-Style Equity Fund
Columbus Circle Investors is controlled by Principal Global Investors, LLC through its majority share ownership. Principal Global Investors, LLC is wholly-owned by Principal Life Insurance Company, which is wholly-owned by Principal Financial Services, Inc., which in turn is wholly-owned by Principal Financial Group, a publicly traded company.
Institutional Capital LLC is a wholly-owned subsidiary of and is controlled by New York Life Investment Management Holdings LLC, which is a wholly-owned subsidiary of New York Life Insurance Company, which, in turn, is wholly-owned by the policyholders of New York Life Insurance Company.
Jacobs Levy Equity Management, Inc. is owned and controlled by Bruce Jacobs and Kenneth Levy.
Mar Vista Investment Partners, LLC is controlled by Silas Myers through his majority share ownership and by Brian Massey through his controlling share ownership.
Suffolk Capital Management, LLC is a wholly-owned subsidiary of and is controlled by Ohio National Financial Services, Inc. Ohio National Financial Services, Inc. is wholly-owned by Ohio National Mutual Holdings, Inc. which, in turn, is wholly-owned by the policyholders of The Ohio National Life Insurance Company.
Sustainable Growth Advisers, LP is a limited partnership with no one individual controlling more than 25%. Its general partner is SGIA, LLC, which is equally owned by its three principals.
Aggressive Equity Fund
Conestoga Capital Advisors, LLC (“Conestoga”) is wholly-owned by its employees and is controlled by Robert Mitchell through his individual controlling ownership of Conestoga’s voting shares.
DePrince, Race & Zollo, Inc. is controlled by Gregory M. DePrince, John D. Race and Victor A. Zollo through each of their controlling share ownership.
Jacobs Levy Equity Management, Inc. is owned and controlled by Bruce Jacobs and Kenneth Levy.
RBC Global Asset Management (U.S.) Inc. is a wholly owned subsidiary of the Royal Bank of Canada, a publicly traded company.
Ranger Investment Management, L.P. is a limited partnership with no individual controlling more than 25%.
Signia Capital Management, LLC is a limited liability company with no individual controlling more than 25%.
global Real Estate Securities Fund
Cohen & Steers Capital Management, Inc. is a wholly-owned subsidiary of Cohen & Steers, Inc., a publicly traded company. Cohen & Steers, Inc. is controlled by Martin Cohen and Robert H. Steers, who together have a majority ownership of its voting securities. The remaining minority interest in Cohen & Steers, Inc. is owned by the public.
INVESCO Advisers, Inc. which acts as a money manager to the Fund through its INVESCO Real Estate Division (“INVESCO”) is an indirect, wholly-owned subsidiary of AMVESCAP, PLC, a publicly traded corporation. Other entities in the corporate chain of control of which INVESCO is a direct or indirect wholly-owned subsidiary include AVZ, Inc., AMVESCAP Group Services, Inc. and INVESCO North American Holdings, Inc.
Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company are wholly owned subsidiaries of Morgan Stanley, a publicly traded company.
Non-U.S. Fund
Barrow, Hanley, Mewhinney & Strauss, LLC is a wholly-owned affiliate of and is controlled by Old Mutual PLC, a UK based public company.
MFS Institutional Advisors, Inc. is a wholly-owned subsidiary of and is controlled by Massachusetts Financial Services Company and is an indirect subsidiary of Sun Life Financial Inc., a publicly traded company.
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Pzena Investment Management, LLC has as its sole managing member and is controlled by Pzena Investment Management, Inc., a publicly traded company.
William Blair & Company, LLC is wholly-owned by its employees with no one individual controlling more than 25%.
Core Bond Fund
Colchester Global Investors Limited (“Colchester”) is majority employee-owned and is controlled by Ian Sims through his controlling ownership of its voting securities. Colchester is minority owned by Silchester Partners Limited, a private firm (“Silchester”). Silchester is controlled by Stephen Butt through his controlling share ownership.
Logan Circle Partners, L.P. is a wholly-owned subsidiary of Fortress Investment Group LLC, a publicly traded company.
Macro Currency Group is an investment group within Principal Global Investors LLC. Principal Global Investors, LLC is a wholly-owned subsidiary of the Principal Financial Group® (The Principal®). The Principal® is a publicly-traded company. Principal Global Investors is the asset management arm of The Principal®, which includes various member companies including Principal Global Investors, LLC, Principal Global Investors (Europe) Limited, and others. The Macro Currency Group is the specialist currency investment group within Principal Global Investors. Where used in this SAI, Macro Currency Group means Principal Global Investors, LLC.
Metropolitan West Asset Management, LLC (“Met West”) is a wholly-owned subsidiary of The TCW Group, Inc. (“TCW”), which is controlled by The Carlyle Group L.P., a publicly traded Delaware limited partnership.
Scout Investments, Inc. is a wholly-owned subsidiary of UMB Financial Corporation, a publicly traded company.
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credit Rating definitions
MOODY’S INVESTORS SERVICE, INC. (MOODY’S):
Long-Term Obligation Ratings
Aaa –– Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa –– Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A –– Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa –– Obligations rated Baa are judged to be medium grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba –– Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.
B –– Obligations rated B are considered speculative and are subject to high credit risk.
Caa –– Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.
Ca –– Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C –– Obligations rated C are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.
Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
STANDARD & POOR’S RATINGS GROUP (“S&P”):
Long-Term Issue Credit Ratings
AAA –– An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA –– An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A –– An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB –– An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB, B, CCC, CC, C –– Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB –– An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B –– An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC –– An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC –– An obligation rated CC is currently highly vulnerable to nonpayment.
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C –– A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
D –– An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days, irrespective of any grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
Plus (+) or minus (-)
The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
NR –– This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.
FITCH INVESTORS SERVICE, INC. (“FITCH”):
Long-Term Ratings Scales
AAA –– Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA –– Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A –– High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB –– Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
BB –– Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.
B –– Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
CCC –– Substantial credit risk. Default is a real possibility.
CC –– Very high levels of credit risk. Default of some kind appears probable.
C –– Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:
•	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;
•	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or
•	Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.
RD –– Restricted default.
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‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include:
•	the selective payment default on a specific class or currency of debt;
•	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
•	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; and
•	execution of a coercive debt exchange on one or more material financial obligations.
D –– Default. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.
Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.
“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.
In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.
Note to Long-Term Ratings:
The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.
SECTOR SPECIFIC CREDIT RATING SERVICES
U.S. Municipal Short-Term Debt and Demand Obligation Ratings
MOODY’S:
Short-Term Obligation Ratings
There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels — MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.
MIG-1 –– This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG-2 –– This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG-3 –– This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well established.
SG –– This designation denotes speculative credit quality. Debt instruments in this category may lack sufficient margins of protection.
In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.
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VMIG rating expirations are a function of each issue’s specific structural or credit features.
VMIG 1 –– This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2 –– This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3 –– This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
SG –– This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
S&P:
A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:
•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:
SP-1 –– Strong capacity to pay principal and interest. An issue determined to possess very strong capacity to pay debt service is given a plus (+) designation.
SP-2 –– Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3 –– Speculative capacity to pay principal and interest.
SHORT-TERM RATINGS
MOODY’S:
Prime-1 –– Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
Prime-2 –– Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
Prime-3 –– Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP –– Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
S&P:
A-1 ––  A short-term obligation rated “A–1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.
A-2 –– A short-term obligation rated “A–2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
A-3 –– A short-term obligation rated “A–3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
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B –– A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.
C –– A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.
D –– A short-term obligation rated “D” is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
NR  –– An issuer designated NR is not rated.
FITCH:
Short Term Ratings
F1 –– Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2 –– Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.
F3 –– Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B –– Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C –– High short-term default risk. Default is a real possibility.
RD –– Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.
D –– Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.
61

Financial Statements
The 2014 annual financial statements of the Funds, including notes to the financial statements and financial highlights and the Report of Independent Registered Public Accounting Firm, are included in the Funds’ Annual Reports to Shareholders. Copies of these Annual Reports accompany this SAI and are incorporated herein by reference.
62

Appendix
[To Be Updated By Amendment]
At March 31, 2015, the following shareholders owned of record or were known by the Funds to beneficially own 5% or more of any Class of a Fund’s Shares.
At March 31, 2015, the following shareholders could be deemed to “control” the following Funds because such shareholder owns more than 25% of the voting Shares of the indicated Fund. A shareholder who “controls” a Fund has the ability to exert a greater influence over the outcome of any proposals on which it is entitled to vote concerning the Fund than do non-controlling shareholders.
[The Trustees and officers of RIF, as a group, own less than 1% of any Class of any Fund.]
63

RUSSELL INVESTMENT FUNDS
1301 Second Avenue, 18th Floor
Seattle, Washington 98101
Telephone (800) 972-0700
STATEMENT OF ADDITIONAL INFORMATION
Funds of Funds
May 1, 2015
Russell Investment Funds (“RIF”) is a single legal entity organized as a business trust under the laws of the Commonwealth of Massachusetts. RIF has nine investment portfolios, each referred to as a “Fund.” RIF offers shares of beneficial interest (“Shares”) in the Funds in multiple separate Prospectuses.
The Funds serve as the investment base for a variety of insurance products (the “Policies”) to be issued by one or more insurance companies (each referred to herein as an “Insurance Company”).
This Statement of Additional Information (“SAI”) is not a Prospectus; this SAI should be read in conjunction with the Funds’ Prospectus dated May 1, 2015 and any supplements thereto, which may be obtained without charge by telephoning or writing RIF at the number or address shown above. You should retain this SAI for future reference.
Capitalized terms not otherwise defined in this SAI shall have the meanings assigned to them in the Prospectus.
This SAI incorporates by reference the RIF Funds’ and RIF Underlying Funds’ Annual Reports to Shareholders for the year ended December 31, 2014 and the Russell Investment Company (“RIC”) Underlying Funds’ Annual Reports to Shareholders for the year ended October 31, 2014. Copies of the Funds’ and Underlying Funds’ Annual Reports are available free of charge by calling Russell Investment Services at the above number.
As of the date of this SAI, RIF is comprised of nine Funds. This SAI describes the Equity Growth Strategy, Growth Strategy, Balanced Strategy and Moderate Strategy Funds (collectively, the “Funds”), each of which invests in different combinations of other funds (the “Underlying Funds”).
FUND	TICKER
Moderate Strategy	RIFGX
Balanced Strategy	RIFHX
Growth Strategy	RIFIX
Equity Growth Strategy	RIFJX

The Underlying Funds in which the Funds may invest include shares of other RIF funds or shares of RIC funds. RIC is a registered investment company that has the same investment adviser as RIF. The Underlying Funds in which the Funds may invest are listed below:
FUND
RIF Multi-Style Equity Fund
RIF Aggressive Equity Fund
RIF Global Real Estate Securities Fund[1]
RIF Non-U.S. Fund
RIF Core Bond Fund
RIC Russell U.S. Defensive Equity Fund
RIC Russell U.S. Dynamic Equity Fund
RIC Russell Global Equity Fund
RIC Russell Emerging Markets Fund
RIC Russell Global Opportunistic Credit Fund[2]
RIC Russell Investment Grade Bond Fund
RIC Russell Short Duration Bond Fund
RIC Russell Commodity Strategies Fund
RIC Russell Global Infrastructure Fund
[1]	On May 1, 2011, the Real Estate Securities Fund was renamed the Global Real Estate Securities Fund.
[2]	On March 1, 2011, the Russell Global Credit Strategies Fund was renamed the Russell Global Opportunistic Credit Fund.

Structure And Governance
ORGANIZATION AND BUSINESS HISTORY.
RIF was originally organized as a Maryland corporation and, on July 11, 1996, was reorganized as a Massachusetts business trust.
RIF is currently organized and operating under an Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (the “Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Board of Trustees (“Board” or the “Trustees”) may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of RIF as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of RIF or the Fund, respectively. However, the Trustees may, without the affirmative vote of a majority of the outstanding voting shares (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of RIF or a Fund by a vote of a majority of the Trustees or written instrument executed by a majority of their number then in office, terminate, liquidate or reorganize any Fund or any class of Shares of any such Fund at any time by written notice to affected Shareholders. RIF is a registered open-end management investment company. Each of the Funds is a diversified investment company.  Each of the Underlying Funds in which the Funds invest is a diversified investment company. Under the 1940 Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
RIF is authorized to issue Shares of beneficial interest, and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio - a “Fund.” Each Fund is deemed to be a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The Master Trust Agreement provides that shareholders may be required to redeem their Shares at any time (1) if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of RIF or of any Fund or (2) upon such other conditions as may from time to time be determined by the Trustees and set forth in the Prospectuses with respect to the maintenance of shareholder accounts of a minimum amount. However, shareholders can only be required to redeem their Shares to the extent consistent with the 1940 Act, the rules thereunder and Securities and Exchange Commission (“SEC”) interpretations thereof.
Under the Master Trust Agreement, RIF’s Funds are authorized to issue Shares of beneficial interest in one or more classes. The Funds do not presently offer Shares in multiple classes, although they may do so in the future.
Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that RIF shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.
The Funds’ investment adviser is Russell Investment Management Company (“RIMCo” or the “Adviser”). The Underlying Funds divide responsibility for investment advice between RIMCo and a number of money managers unaffiliated with RIMCo.
Under the terms of an exemptive order received by RIF from the SEC, Shares of a Fund may be sold to separate accounts of more than one Insurance Company to fund variable life and variable annuity Policies. RIF’s Trustees will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. An irreconcilable conflict that is not resolved might result in the withdrawal of a substantial amount of assets, causing a negative impact on net asset value.
The Funds have claimed a temporary exemption from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) and are not subject to registration or regulation as commodity pool operators under the CEA. To the extent the Funds are no longer eligible to claim an exclusion from Commodity Futures Trading Commission (“CFTC”) registration in the future, the Funds may incur additional expense.

Additionally, pursuant to claims for exclusion from the definition of the term commodity pool operator under the CEA, the Underlying Funds, other than the RIC Russell Commodity Strategies Fund, are not subject to registration or regulation as commodity pool operators under the CEA. In order to maintain the exclusion, each Underlying Fund must annually affirm to the National Futures Association that it has met and will continue to meet the conditions necessary to qualify for the exclusion. In the event that an Underlying Fund engages in transactions that require registration as a commodity pool operator in the future, the Underlying Fund will comply with applicable regulations with respect to that Underlying Fund. If an Underlying Fund registers as a commodity pool operator and operates subject to CFTC regulation, it may incur additional expenses.
RIMCo is registered as a “commodity pool operator” under the CEA and the rules of the CFTC and is subject to regulation as a commodity pool operator under the CEA with respect to the RIC Russell Commodity Strategies Fund, and with respect to its subsidiary, the Russell Cayman Commodity Strategies Fund Ltd. (together with the RIC Russell Commodity Strategies Fund, the “CFTC Registered Funds”). As the CFTC Registered Funds operate subject to CFTC regulation, they may incur additional expenses. The CFTC has neither reviewed nor approved the CFTC Registered Funds, their investment strategies or this SAI.
Frank Russell Company (“FRC”) has the right to grant (and withdraw) the nonexclusive use of the name “Frank Russell,” “Russell” or any variation.
SHAREHOLDER MEETINGS.
RIF will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board, (ii) upon written request to the Board by shareholders holding at least 10% of RIF's outstanding Shares, or (iii) upon the Board’s failure to honor the shareholders’ request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. The Board will provide the assistance required by the 1940 Act in connection with any special meeting called by shareholders following a failure of the Board to honor a shareholder request for a special meeting. Each Share of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote.  On any matter which affects only a particular Fund, only Shares of that Fund are entitled to vote. There are no cumulative voting rights.
In connection with an exemptive order which RIF received from the SEC, it has committed to a “pass-through” voting procedure which will generally require an Insurance Company to cast votes at RIF meetings as directed by policyholders, and to cast votes for which it has not received voting instructions from policyholders in the same proportion as those for which instructions have been received. Policyholders should review their prospectus for their Policies to determine their rights and responsibilities, and to ascertain when the Insurance Company may disregard voting instructions.
CONTROLLING SHAREHOLDERS.
The Trustees have the authority and responsibility under applicable state law to direct the management of the business of RIF, and hold office unless they retire (or upon reaching the mandatory retirement age of 72), resign or are removed by, in substance, a vote of two-thirds of the number of Trustees or of RIF Shares outstanding. Insurance Companies that are shareholders of RIF pass through any proxies to be voted to holders of their insurance policies. Under these circumstances, no one person, entity or shareholder “controls” RIF. For a list of shareholders owning 5% or more of the voting Shares of any Fund or more than 25% of the voting Shares of any Fund please refer to the Appendix at the end of this SAI.
TRUSTEES AND OFFICERS.
The Board of Trustees is responsible under applicable state law for generally overseeing management of the business and affairs of RIF and does not manage operations on a day-to-day basis. The officers of RIF, all of whom are employed by and are officers of RIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations. The Board of Trustees carries out its general oversight responsibilities in respect of the Funds' operations by, among other things, meeting with RIF management at the Board's regularly scheduled meetings and as otherwise needed and, with the assistance of RIF management, monitoring or evaluating the performance of the Funds' service providers, including RIMCo, the Funds' custodian and the Funds' transfer agent. As part of this oversight process, the Board of Trustees consults not only with management and RIMCo, but with RIF's independent auditors, Fund counsel and separate counsel to the Independent Trustees. The Board of Trustees monitors Fund performance as well as the quality of services provided to the Funds. As part of its monitoring efforts, the Board of Trustees reviews Fund fees and expenses in light of the nature, scope and overall quality of services provided to the Funds. The Board of Trustees is required under the 1940 Act to review and approve the Funds' contracts with RIMCo and the money managers.

Generally, a Trustee may be removed at any time by a vote of two-thirds of the number of Trustees or of RIF Shares outstanding. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as after filling such vacancy, two-thirds of the Trustees have been elected by shareholders. There is one Trustee Emeritus. Trustees Emeritus do not have the power to vote on matters coming before the Board, or to direct the vote of any Trustee, and generally are not responsible or accountable in any way for the performance of the Board’s responsibilities.
The Trustees and officers of the Funds also serve in similar positions for the Underlying Funds. Thus, if the interests of a Fund and an Underlying Fund were to diverge, it is possible that a conflict of interest could arise. If such a conflict arises, the Trustees and officers of the affected Funds, respectively, will take all steps they believe reasonable to manage, and where possible, minimize the potential conflict, including possibly by disclosing the conflict to shareholders.
The Board of Trustees is currently comprised of eight Trustees, one of whom, Sandra Cavanaugh, is an Interested Trustee. Sandra Cavanaugh is an officer of RIF and, thus, classified as an Interested Trustee. There are seven Independent Trustees on the Board, including Kristianne Blake, who has served as the Chair of the Board since 2005. The Board of Trustees has established a standing Audit Committee, a standing Nominating and Governance Committee and a standing Investment Committee which assist in performing aspects of its role in oversight of the Funds’ operations and are described in more detail in the following paragraphs. The Board’s role in risk oversight of the Funds reflects its responsibility under applicable state law to oversee generally, rather than to manage, the operations of the Funds. In line with this oversight responsibility, the Board receives reports and makes inquiry at its regular meetings and as needed regarding the nature and extent of significant Fund risks (including investment, operational, compliance and valuation risks) that potentially could have a material adverse impact on the business operations, investment performance or reputation of the Funds, but relies upon the Funds’ management (including the Funds’ portfolio managers), the Funds’ Chief Compliance Officer (“CCO”), who reports directly to the Board, and the Adviser (including the Adviser’s Chief Risk Officer (“CRO”)) to assist it in identifying and understanding the nature and extent of such risks and determining whether, and to what extent, such risks may be eliminated or mitigated. Under the Funds’ multi-manager structure, the Adviser is responsible for oversight, including risk management oversight, of the services provided by the Funds’ money managers, and providing reports to the Board with respect to the money managers. In addition to reports and other information received from Fund management and the Adviser regarding the Funds’ investment program and activities, the Board as part of its risk oversight efforts meets at its regular meetings and as needed with representatives of the Funds’ senior management, including its CCO, to discuss, among other things, risk issues and issues regarding the policies, procedures and controls of the Funds. The Board receives quarterly reports from the CCO and other representatives of the Funds’ senior management which include information regarding risk issues and receives an annual report from the CRO. The Board may be assisted in performing aspects of its role in risk oversight by the Audit Committee, the Investment Committee and such other standing or special committees as may be established from time to time by the Board. For example, the Audit Committee of the Board regularly meets with the Funds’ independent public accounting firm to review, among other things, reports on the Funds’ internal controls for financial reporting. The Board believes it is not possible to identify all risks that may affect the Funds; it is not practical or cost-effective to eliminate or mitigate all risks; and it is necessary for the Funds to bear certain risks (such as investment-related risks) to achieve their investment objectives. The processes or controls developed to address risks may be limited in their effectiveness and some risks may be beyond the reasonable control of the Board, the Funds, the Adviser, the Adviser’s affiliates or other service providers. Because the Chairman of the Board and the Chair of each of the Board’s Audit, Investment and Nominating and Governance Committees are Independent Trustees, the manner in which the Board administers its risk oversight efforts is not expected to have any significant impact on the Board’s leadership structure. The Board has determined that its leadership structure, including its role in risk oversight, is appropriate given the characteristics and circumstances of the Funds, including such factors as the number of Funds, the Funds’ share classes, the Funds’ distribution arrangements and the Underlying Funds’ manager of managers structure. In addition, the Board believes that its leadership structure facilitates the independent and orderly exercise of its oversight responsibilities.
RIF's Board of Trustees has adopted and approved a formal written charter for the Audit Committee, which sets forth the Audit Committee’s current responsibilities. The Audit Committee’s primary functions are: (1) to assist Board oversight of (a) the integrity of the Funds’ financial statements, (b) RIF's compliance with legal and regulatory requirements that relate to financial reporting, as appropriate, (c) the independent registered public accounting firm’s qualifications and independence, and (d) the performance of RIF's independent registered public accounting firm; (2) to oversee the preparation of an Audit Committee report as required by the SEC to be included in RIF's Form N-CSR or any proxy statement, as applicable; (3) to oversee RIF's accounting and financial reporting policies and practices and its internal controls; and (4) to act as a liaison between RIF's independent registered public accounting firm and the full Board. The Audit Committee reviews both the audit and non-audit work of RIF's independent registered public accounting firm, submits a recommendation to the Board as to the selection of the independent registered public accounting firm, and pre-approves (i) all audit and non-audit services to be rendered by the independent registered public accounting firm for RIF, (ii) all audit services provided to RIMCo, or any affiliate thereof that provides ongoing services to RIF, relating to the operations and financial reporting of RIF, and (iii) all non-audit services relating to the operations and financial reporting of RIF, provided to RIMCo, or any affiliate thereof that provides ongoing services to RIF, by any auditors with an ongoing relationship with RIF. It is management’s responsibility to maintain appropriate systems for accounting and internal control and the auditor’s responsibility to plan and carry out a proper audit. Currently, the Audit Committee members are Mr. Daniel P. Connealy and Mses. Kristianne Blake and Cheryl Burgermeister, each of whom is an Independent Trustee. For the fiscal year ended December 31, 2014, the Audit Committee held [ ] meetings.
RIF's Board of Trustees has adopted and approved a formal written charter for the Investment Committee, which sets forth the Investment Committee’s current responsibilities. The Investment Committee: (1) shall regularly review and monitor the investment strategies and investment performance of the Funds; (2) shall review the kind, scope, and format of, and the time periods covered by, the investment performance data and related reports provided to the Board; (3) may review the investment performance benchmarks and peer groups used in reports delivered to the Board; (4) may review such matters that are related to the investments, investment strategies and investment performance of the Funds as would be considered by the Board as the Committee may deem to be necessary or appropriate; and (5) may meet with any officer of the Trust, or officer or other representative of RIMCo, any subadviser to a fund or other service provider to the Trust. Currently, the Investment Committee members are Messrs. Thaddas L. Alston, Raymond P. Tennison, Jr. and Jack R. Thompson and Mses. Katherine W. Krysty and Sandra Cavanaugh. For the fiscal year ended December 31, 2014, the Investment Committee held [ ] meetings.
RIF's Board of Trustees has adopted and approved a formal written charter for the Nominating and Governance Committee, which sets forth the Nominating and Governance Committee’s current responsibilities. The primary functions of the Nominating and Governance Committee are to: (1) nominate and evaluate individuals for Trustee membership on the Board, including individuals who are not interested persons of RIF for Independent Trustee membership; (2) supervise an annual assessment by the Trustees taking into account such factors as the Committee may deem appropriate; (3) review the composition of the Board; (4) review Independent Trustee compensation; and (5) make nominations for membership on all Board committees and review the responsibilities of each committee. In identifying and evaluating nominees, the Nominating and Governance Committee considers factors it deems relevant which include: whether or not the person is an “interested person” as defined in the 1940 Act and whether the person is otherwise qualified under applicable laws and regulations to serve on the Board of Trustees of the Trust; whether or not the person has any relationship that might impair his or her independence, such as any business, financial or family relationships with Fund management, the investment adviser of the Funds, Fund service providers or their affiliates; whether or not the person serves on boards of, or is otherwise affiliated with, competing organizations or funds; and the character and integrity of the person and the contribution which the person can make to the Board. The Nominating and Governance Committee does not have a formal diversity policy but it may consider diversity of professional experience, education and skills when evaluating potential nominees. The Committee will not consider nominees recommended by Shareholders of the Funds. Currently, the Nominating and Governance Committee members are Messrs. Raymond P. Tennison, Jr. and Thaddas L. Alston and Mses. Kristianne Blake and Cheryl Burgermeister, each of whom is an Independent Trustee. For the fiscal year ended December 31, 2014, the Nominating and Governance Committee held [ ] meetings.
Trustees are paid an annual retainer plus meeting attendance and chairperson fees, both at the Board and Committee levels, in addition to any travel and other expenses incurred in attending Board and Committee meetings. RIF's officers and employees are paid by RIMCo or its affiliates.
Each Trustee was selected to join the Board based upon a variety of factors, including, but not limited to, the Trustee’s background, business and professional experience, qualifications and skills. No factor, by itself, has been controlling in the selection evaluations.
The following tables provide information, as of the date of this SAI, for each officer and Trustee of the Russell Fund Complex. The Russell Fund Complex consists of RIC, which has 39 funds, RIF, which has nine funds and Russell Exchange Traded Funds Trust (“RET”), which has no funds. Each of the Trustees is a trustee of RIC, RIF and RET. The first table provides information for the Interested Trustee. The second table provides information for the Independent Trustees. The third table provides information for the Trustee Emeritus. The fourth table provides information for the officers.
Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies; Mr. Connealy has had experience with other investment companies and their investment advisers, first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies, and has been determined by the Board to be an “audit committee financial expert”; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Ms. Cavanaugh has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies. As a senior officer and/or director of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Ms. Cavanaugh is in a position to provide the Board with such parties’ perspectives on the management, operations and distribution of the Funds.
Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INTERESTED TRUSTEE
#Sandra Cavanaugh Born May 10, 1954 1301 Second Avenue, 18th Floor, Seattle, WA 98101	• President and Chief Executive Officer since 2010 • Trustee since 2010	• Until successor is chosen and qualified by Trustees • Appointed until successor is duly elected and qualified	• President and CEO, RIC, RIF and RET • Chairman of the Board, Co-President and CEO, Russell Financial Services, Inc. (“RFS”) • Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”) • Director, RIMCo • Chairman of the Board, President and CEO, Russell Insurance Agency, Inc. (“RIA”) (insurance agency)	48	None
*	Each Trustee is subject to mandatory retirement at age 72.
#	Ms. Cavanaugh is also an officer and/or director of one or more affiliates of RIC, RIF and RET and is therefore classified as an Interested Trustee.
Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES
Thaddas L. Alston Born April 7, 1945 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2006	• Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	48	None

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES
Kristianne Blake Born January 22, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2000 • Chairman since 2005	• Appointed until successor is duly elected and qualified • Annual	• Director and Chairman of the Audit Committee, Avista Corp. (electric utilities) • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services) • Until June 30, 2014, Director, Ecova (total energy and sustainability management) • Until December 31, 2013, Trustee and Chairman of the Operations Committee, Principal Investors Funds and Principal Variable Contracts Funds (investment company) • From April 2004 through December 2012, Director, Laird Norton Wealth Management and Laird Norton Tyee Trust (investment company)	48	• Director, Avista Corp (electric utilities)
• Until June 30, 2014, Director, Ecova (total energy and sustainability management)
• Until December 31, 2013, Trustee, Principal Investors Funds (investment company)
• Until December 31, 2013, Trustee, Principal Variable Contracts Funds (investment company)
					• From April 2004 through December 2012, Director, Laird Norton Wealth Management and Laird Norton Tyee Trust (investment company)
Cheryl Burgermeister Born June 26, 1951 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2012	• Appointed until successor is duly elected and qualified	• Retired • Trustee and Chairperson of Audit Committee, Select Sector SPDR Funds (investment company)	48	• Trustee and Chairperson of Select Sector SPDR Funds (investment company) • Trustee, ALPS Series Trust (investment company)
Daniel P. Connealy Born June 6, 1946 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2003 • Chairman of the Audit Committee since 2015	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• Retired • June 2004 to June 2014, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc. (investment company)	48	None
Katherine W. Krysty Born December 3, 1951 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2014	• Appointed until successor is duly elected and qualified	• Retired • January 2011 through March 2013, President Emerita, Laird Norton Wealth Management (investment company) • April 2003 through December 2010, Chief Executive Officer of Laird Norton Wealth Management (investment company)	48	• None

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES
Raymond P. Tennison, Jr. Born December 21, 1955 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2000 • Chairman of the Nominating and Governance Committee since 2007	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• Retired • From January 2008 to December 2011,Vice Chairman of the Board, Simpson Investment Company (paper and forest products) • Until November 2010, President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	48	None
Jack R. Thompson Born March 21, 1949 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee since 2005 • Chairman of the Investment Committee since 2015	• Appointed until successor is duly elected and qualified • Appointed until successor is duly elected and qualified	• September 2007 to September 2010, Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)	48	• Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation until September 2010 (health products company)
*	Each Trustee is subject to mandatory retirement at age 72.
Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
TRUSTEE EMERITUS
George F. Russell, Jr. Born July 3, 1932 1301 Second Avenue, 18th Floor Seattle, WA 98101	• Trustee Emeritus and Chairman Emeritus since 1999	• Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)) and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	48	None

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Cheryl Wichers Born December 16, 1966 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Compliance Officer since 2005	Until removed by Independent Trustees	• Chief Compliance Officer, RIC, RIF and RET • Chief Compliance Officer, RFSC and U.S. One Inc. • 2005 to 2011 Chief Compliance Officer, RIMCo

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Sandra Cavanaugh Born May 10, 1954 1301 Second Avenue, 18th Floor Seattle, WA 98101	President and Chief Executive Officer since 2010	Until successor is chosen and qualified by Trustees	• CEO, U.S. Private Client Services, Russell Investments
• President and CEO, RIC, RIF and RET
• Chairman of the Board, Co-President and CEO, RFS
• Chairman of the Board, President and CEO, RFSC
• Director, RIMCo
• Chairman of the Board, President and CEO, RIA
Mark E. Swanson Born November 26, 1963 1301 Second Avenue, 18th Floor Seattle, WA 98101	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees	• Treasurer, Chief Accounting Officer and CFO, RIC, RIF and RET
• Director, RIMCo, RFSC, RTC and RFS
• Global Head of Fund Services, Russell Investments
• October 2011 to December 2013, Head of North America Operations, Russell Investments
• May 2009 to October 2011, Global Head of Fund Operations, Russell Investments
Jeffrey T. Hussey Born May 2, 1969 1301 Second Avenue, 18th Floor Seattle, WA 98101	Chief Investment Officer since 2013	Until removed by Trustees	• Global Chief Investment Officer, Russell Investments
• Chief Investment Officer, RIC, RIF and RET
• Chairman of the Board, President and CEO, RIMCo
• Director, RTC, RIS and Russell Investments Delaware, Inc.
• Board of Managers, Russell Institutional Funds Management, Inc.
• 2003 to 2013 Chief Investment Officer, Fixed Income, Russell Investments
Mary Beth R. Albaneze Born April 25, 1969 1301 Second Avenue, 18th Floor Seattle, WA 98101	Secretary since 2010	Until successor is chosen and qualified by Trustees	• Associate General Counsel, Russell Investments
• Secretary, RIMCo, RFSC and RFS
• Secretary and Chief Legal Officer, RIC, RIF and RET
• Assistant Secretary, RFS, RIA and U.S. One Inc.
• 1999 to 2010 Assistant Secretary, RIC and RIF
Trustee Compensation Table
For The Fiscal Year Ended December 31, 2014 [To Be updated by amendment]
	AGGREGATE COMPENSATION FROM RIF	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF RIF EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM RIF AND RUSSELL FUND COMPLEX PAID TO TRUSTEES
INTERESTED TRUSTEES
Sandra Cavanaugh	[ ]	[ ]	[ ]	[ ]
INDEPENDENT TRUSTEES
Thaddas L. Alston	[ ]	[ ]	[ ]	[ ]
Kristianne Blake	[ ]	[ ]	[ ]	[ ]
Cheryl Burgermeister	[ ]	[ ]	[ ]	[ ]
Daniel P. Connealy*	[ ]	[ ]	[ ]	[ ]
Katherine W. Krysty	[ ]	[ ]	[ ]	[ ]
Raymond P. Tennison, Jr.	[ ]	[ ]	[ ]	[ ]
Jack R. Thompson	[ ]	[ ]	[ ]	[ ]
TRUSTEE EMERITUS
George F. Russell, Jr.	[ ]	[ ]	[ ]	[ ]
*	Mr. Connealy was an officer of a broker-dealer that distributes shares of the RIC Funds and was therefore classified as an Interested Trustee prior to June 17, 2014.

Equity Securities Beneficially Owned By Trustees
For The Calendar Year Ended December 31, 2014 [to be updated by amendment]
	DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEES IN RUSSELL FUND COMPLEX
INTERESTED TRUSTEES
Sandra Cavanaugh	[ ]	[ ]
INDEPENDENT TRUSTEES
Thaddas L. Alston	[ ]	[ ]
Kristianne Blake	[ ]	[ ]
Cheryl Burgermeister	[ ]	[ ]
Daniel P. Connealy*	[ ]	[ ]
Katherine W. Krysty	[ ]	[ ]
Raymond P. Tennison, Jr.	[ ]	[ ]
Jack R. Thompson	[ ]	[ ]
TRUSTEE EMERITUS
George F. Russell, Jr.	[ ]	[ ]

*	Mr. Connealy was an officer of a broker-dealer that distributes shares of the RIC Funds and was therefore classified as an Interested Trustee prior to June 17, 2014.
Operation Of RIF
SERVICE PROVIDERS.
RIF's principal service providers are:
Adviser	Russell Investment Management Company
Administrator and Transfer and Dividend Disbursing Agent	Russell Fund Services Company
Money Managers for the Underlying Funds	Multiple professional discretionary investment management organizations
Custodian and Portfolio Accountant	State Street Bank and Trust Company
Distributor	Russell Financial Services, Inc.
Money Manager Research Services	Frank Russell Company
ADVISER.
RIMCo provides or oversees the provision of all investment advisory and portfolio management services for the Funds and Underlying Funds, including developing the investment program for each Fund and Underlying Fund and managing each Fund's and Underlying Fund's overall portfolio exposures.
RIMCo’s mailing address is 1301 Second Avenue, 18th Floor, Seattle, WA 98101.
Because RIMCo’s profitability on the Underlying Funds varies from fund to fund, in determining the allocation of each Fund among the Underlying Funds, RIMCo may have a conflict of interest. It is the policy of RIMCo to manage each Fund and Underlying Fund in the best interests of its shareholders. To this end, RIMCo requires that an investment recommendation by a portfolio manager be reviewed and approved by Russell’s Investment Strategy Committee based on the recommendation’s investment merits.
For all Funds, subject to the approval of the Underlying Funds’ Board, RIMCo selects, oversees and evaluates the performance results of the Underlying Funds’ money managers and allocates most Underlying Fund assets among multiple money manager investment strategies. All assets of the Funds are allocated to the Underlying Funds. A money manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of Underlying Fund assets to manage directly and selects the individual portfolio securities for the assets assigned to it, (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIMCo representing its investment recommendations, based upon which RIMCo purchases and sells securities for an Underlying Fund or (3) both a discretionary and non-discretionary assignment.  RIMCo does not evaluate the investment merits of a money manager’s individual security selections or recommendations.  Money managers are unaffiliated with RIMCo. RIMCo manages the portion of each Underlying Fund’s assets that RIMCo determines not to allocate to the money managers. Assets not allocated to money managers include an Underlying Fund's liquidity reserves and assets which may be managed directly by RIMCo to effect an Underlying Fund's investment strategies and/or to modify the Underlying Fund’s overall portfolio exposures to seek to achieve the desired risk/return profile for the Underlying Fund. RIMCo may also manage portions of an Underlying Fund during transitions between money managers. RIMCo, as agent for RIF, pays the money managers’ fees for the Underlying Funds, as a fiduciary for the Underlying Funds, out of the advisory fee paid by the Underlying Funds to RIMCo. The remainder of the advisory fee is retained by RIMCo as compensation for the services described above and to pay expenses.
Each of the Funds pays an advisory fee directly to RIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. (See the applicable Prospectus for the Funds' annual advisory percentage rates.)
The Funds paid RIMCo the following advisory fees (gross of reimbursements and/or waivers) for the fiscal years ended December 31, 2014, 2013 and 2012, respectively:
[To Be Updated By Amendment]
Funds	12/31/14	12/31/13	12/31/12
Moderate Strategy Fund	$[ ]	$200,153	$172,068
Balanced Strategy Fund	[ ]	559,471	457,713
Growth Strategy Fund	[ ]	336,076	260,404
Equity Growth Strategy Fund	[ ]	90,068	73,941
The following paragraphs list the current waivers for the Funds and those that were in effect during the last three fiscal years.
Current Waivers:
[To Be Updated By Amendment]
Effective April 30, 2009 for each Fund individually, RIMCo contractually agreed, until April 30, 2015, to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Funds for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.10% of the average daily net assets of that Fund on an annual basis. These waivers and reimbursements may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Funds invest, including the Underlying Funds, which are borne indirectly by the Funds.
Past Waivers:
[To Be Updated By Amendment]
Effective April 30, 2009 for each Fund individually, RIMCo had contractually agreed, until April 30, 2015, to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Funds for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.10% of the average daily net assets of that Fund on an annual basis. Direct Fund-level expenses do not include extraordinary expenses or the expenses of other investment companies in which the Funds invest, including the Underlying Funds, which are borne indirectly by the Funds.
For the Moderate Strategy Fund, the total amount of the waiver for the periods ended December 31, 2012, 2013 and 2014 was $172,068, $200,153 and $[ ], respectively. The total amount of reimbursements for the periods ended December 31, 2012, 2013 and 2014 was $52,307, $49,521 and $[ ], respectively. As a result of the waiver, the Fund paid no advisory fees for the fiscal years ended December 31, 2012, 2013 and 2014.
For the Balanced Strategy Fund, the total amount of the waiver for the periods ended December 31, 2012, 2013 and 2014 was $457,713, $559,471 and $[ ], respectively. The total amount of reimbursements for the periods ended December 31, 2012, 2013 and 2014 was $38,627, $30,090 and $[ ], respectively. As a result of the waiver, the Fund paid no advisory fees for the fiscal years ended December 31, 2012, 2013 and 2014.

For the Growth Strategy Fund, the total amount of the waiver for the periods ended December 31, 2012, 2013 and 2014 was $260,404, $336,076 and $[ ], respectively. The total amount of reimbursements for the periods ended December 31, 2012, 2013 and 2014 was $46,134, $37,950 and $[ ], respectively. As a result of the waiver, the Fund paid no advisory fees for the fiscal years ended December 31, 2012, 2013 and 2014.
For the Equity Growth Strategy Fund, the total amount of the waiver for the periods ended December 31, 2012, 2013 and 2014 was $73,941, $90,068 and $[ ], respectively. The total amount of reimbursements for the periods ended December 31, 2012, 2013 and 2014 was $51,287, $51,612 and $[ ], respectively. As a result of the waiver, the Fund paid no advisory fees for the fiscal years ended December 31, 2012, 2013 and 2014.
Each of the Funds will indirectly bear their proportionate share of the advisory fees paid by the Underlying Funds in which they invest.
The RIF Underlying Funds in which the Funds may invest paid RIMCo the following advisory fees (gross of reimbursements and/or waivers) for the fiscal years ended December 31, 2014, 2013 and 2012, respectively:
[To Be Updated By Amendment]
	$ Amount Paid			Annual rate (as a % of average daily net assets)
Underlying Fund	2014	2013	2012	2014	2013	2012
RIF Multi-Style Equity Fund	$[ ]	$3,177,534	$2,857,624	[ ]%	0.73%	0.73%
RIF Aggressive Equity Fund	[ ]	1,910,412	1,665,114	[ ]	0.90	0.90
RIF Non-U.S. Fund	[ ]	3,444,343	3,070,044	[ ]	0.90	0.90
RIF Global Real Estate Securities Fund	[ ]	5,194,702	4,338,362	[ ]	0.80	0.80
RIF Core Bond Fund	[ ]	3,920,971	3,379,395	[ ]	0.55	0.55
The RIC Underlying Funds in which the Funds may invest paid RIMCo the following advisory fees (gross of reimbursements and/or waivers) for the fiscal years ended October 31, 2014, 2013 and 2012, respectively:
[To Be Updated By Amendment]
	$ Amount Paid			Annual rate (as a % of average daily net assets)
Underlying Fund	2014	2013	2012	2014	2013	2012
RIC Russell U.S. Defensive Equity Fund	$[ ]	$ 6,706,892	$13,832,111	[ ]%	0.55%	0.55%
RIC Russell U.S. Dynamic Equity Fund	[ ]	5,491,819	1,489,632	[ ]	0.80	0.80
RIC Russell Global Equity Fund	[ ]	28,128,788	25,787,348	[ ]	0.95	0.95
RIC Russell Emerging Markets Fund	[ ]	22,869,614	20,718,934	[ ]	1.15	1.15
RIC Russell Investment Grade Bond Fund	[ ]	4,925,125	4,587,678	[ ]	0.25	0.25
RIC Russell Short Duration Bond Fund	[ ]	5,982,353	5,120,970	[ ]	0.45	0.45
RIC Russell Commodity Strategies Fund(1)	[ ]	15,714,778	15,454,606	[ ]	1.25	1.25
RIC Russell Global Opportunistic Credit Fund	[ ]	8,523,164	8,110,655	[ ]	1.00	1.00
RIC Russell Global Infrastructure Fund	[ ]	12,818,993	10,802,632	[ ]	1.25	1.25
(1)	Does not reflect consolidation of Fund’s Subsidiary.
RIMCo has contractually agreed to waive and/or reimburse all or a portion of its advisory fees for certain RIF and RIC Underlying Funds. These arrangements are not part of the Advisory Agreement with RIF or the Advisory Agreement with RIC and may be changed or discontinued.
The following paragraphs list the current waivers and those that were in effect during the Underlying Funds' last three fiscal years for the Underlying Funds.
Current Underlying Fund Waivers:
[To Be Updated By Amendment]
For the RIF Aggressive Equity Fund, RIMCo has contractually agreed, until April 30, 2015, to waive 0.05% of its 0.90% advisory fee. The waiver may not be terminated during the relevant period except with Board approval.
For the RIF Non-U.S. Fund, RIMCo has contractually agreed, until April 30, 2015, to waive 0.05% of its 0.90% advisory fee. The waiver may not be terminated during the relevant period except with Board approval.

For the RIF Core Bond Fund, RIMCo has contractually agreed, until April 30, 2015, to waive 0.05% of its 0.55% advisory fee. The waiver may not be terminated during the relevant period except with Board approval.
For the RIC Russell Global Opportunistic Credit Fund, RIMCo has contractually agreed, until February 28, 2015, to waive 0.28% of its 1.00% advisory fee for the Fund. This waiver may not be terminated during the relevant period except with Board approval.
For the RIC Russell Short Duration Bond Fund, RIMCo has contractually agreed, until February 28, 2015, to waive 0.05% of its 0.45% advisory fee for the Fund. This waiver may not be terminated during the relevant period except with Board approval.
For the RIC Russell Commodity Strategies Fund, RIMCo has contractually agreed to waive, until February 28, 2015, 0.27% of its 1.25% advisory fee for the Fund. This waiver may not be terminated during the relevant period except with Board approval.
The Russell Cayman Commodity Strategies Fund Ltd., a wholly-owned subsidiary of the RIC Russell Commodity Strategies Fund (the “Commodity Strategies Subsidiary”), organized as a company under the laws of the Cayman Islands, pays RIMCo an advisory fee at the annual rate of 1.25% of the Commodity Strategies Subsidiary’s net assets (the “Commodity Strategies Subsidiary Advisory Fees”). Pursuant to a contractual agreement with the RIC Russell Commodity Strategies Fund, RIMCo has agreed to permanently waive all or a portion of the advisory fees paid by the RIC Russell Commodity Strategies Fund to RIMCo in the amount equal to the amount of the Commodity Strategies Subsidiary Advisory Fees received by RIMCo, if any. This waiver may not be terminated by RIMCo.
For the RIC Russell Global Infrastructure Fund, RIMCo has contractually agreed, until February 28, 2015, to waive 0.31% of its 1.25% advisory fee for the Fund. This waiver may not be terminated during the relevant period except with Board approval.
Past Underlying Fund Waivers:
[To Be Updated By Amendment]
For the RIF Aggressive Equity Fund, RIMCo had contractually agreed to waive from May 1, 2009 through April 30, 2012 0.06% of its 0.90% advisory fee and RIMCo had contractually agreed from May 1, 2012 through April 30, 2015 to waive 0.05% of its 0.90% advisory fee. The total amount of the waivers for the periods ended December 31, 2012, 2013 and 2014 was $98,835, $106,134 and $[ ], respectively. There were no reimbursements for the periods ended December 31, 2012, 2013 and 2014. As a result of the waivers, the Fund paid advisory fees of $1,566,279, $1,804,278 and $[ ] for the fiscal years ended December 31, 2012, 2013 and 2014, respectively.
For the RIF Non-U.S. Fund, RIMCo had contractually agreed to waive from May 1, 2009 through April 30, 2012 0.06% of its 0.90% advisory fee and RIMCo had contractually agreed from May 1, 2012 through April 30, 2015 to waive 0.05% of its 0.90% advisory fee. The total amount of the waivers for the periods ended December 31, 2012, 2013 and 2014 was $182,318, $191,352 and $[ ], respectively. There were no reimbursements for the periods ended December 31, 2012, 2013 and 2014. As a result of the waivers, the Fund paid advisory fees of $2,887,726, $3,252,991 and $[ ] for the fiscal years ended December 31, 2012, 2013 and 2014, respectively.
For the RIF Core Bond Fund, RIMCo had contractually agreed to waive from May 1, 2009 through April 30, 2012 0.07% of its 0.55% advisory fee and RIMCo had contractually agreed from May 1, 2012 through April 30, 2015 to waive 0.05% of its 0.55% advisory fee. The total amount of the waivers for the periods ended December 31, 2012, 2013 and 2014 was $344,735, $356,452 and $[ ], respectively. There were no reimbursements for the periods ended December 31, 2012, 2013 and 2014. As a result of the waivers, the Fund paid advisory fees of $3,034,659, $3,564,519 and $[ ] for the fiscal years ended December 31, 2012, 2013 and 2014, respectively.
For the RIC Russell U.S. Dynamic Equity Fund, RIMCo contractually agreed to waive from January 1, 2008 through February 28, 2014 up to the full amount of its 0.80% advisory fees and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest payments on short sales and extraordinary expenses, to the extent that direct Fund-level expenses exceed 0.98% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses for the Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the periods ended October 31, 2012, 2013 and 2014 was $136,937, $0 and $[ ], respectively. There were no reimbursements for the periods ended October 31, 2012, 2013 and 2014. As a result of the waiver, the Fund paid advisory fees of $1,352,695, $5,491,819 and $[ ] for the fiscal years ended October 31, 2012, 2013 and 2014, respectively.

For the RIC Russell Short Duration Bond Fund, RIMCo contractually agreed to waive from October 1, 2010 to February 28, 2015, 0.05% of its 0.45% advisory fee. The total amount of the waivers for the periods ended October 31, 2012, 2013 and 2014 were $568,997, $664,706 and $[ ], respectively. There were no reimbursements for the periods ended October 31, 2012, 2013 and 2014. As a result of the waiver, the Fund paid advisory fees of $4,551,973, $5,317,647 and $[ ] for the fiscal years ended October 31, 2012, 2013 and 2014, respectively.
For the RIC Russell Commodity Strategies Fund, RIMCo contractually agreed, until February 28, 2014, to waive 0.25% of its 1.25% advisory fee for the Fund and from March 1, 2014 until February 28, 2015, 0.27% of its 1.25% advisory fee for the Fund. Additionally, the Russell Cayman Commodity Strategies Fund Ltd. (the “Commodity Strategies Subsidiary”) pays RIMCo an advisory fee at the annual rate of 1.25% of its net assets (the “Commodity Strategies Subsidiary Advisory Fee”). RIMCo contractually agreed to waive all or a portion of the advisory fees paid by the RIC Russell Commodity Strategies Fund to RIMCo in an amount equal to the amount of the Commodity Strategies Subsidiary Advisory Fee received by RIMCo, if any.  RIMCo waived advisory fees in the amount of $6,444,778, $6,401,016 and $[ ] for the fiscal years ended October 31, 2012, 2013 and 2014, respectively. There were no reimbursements for the periods ended October 31, 2012, 2013 and 2014.  As a result of the waiver, the RIC Russell Commodity Strategies Fund paid advisory fees of $9,009,828, $9,313,762 and $[ ] for the fiscal years ended October 31, 2012, 2013 and 2014, respectively.
For the RIC Russell Global Infrastructure Fund, RIMCo contractually agreed, until February 28, 2014, to waive 0.25% of its 1.25% advisory fee for the Fund and from March 1, 2014 until February 28, 2015 to waive 0.31% of its 1.25% advisory fee for the Fund. The total amount of the waivers for the periods ended October 31, 2012, 2013 and 2014 were $2,923,573, $3,238,726, and $[ ], respectively. There were no reimbursements for the periods ended October 31, 2012, 2013 and 2014. As a result of the waiver, the Fund paid advisory fees of $7,879,059, $9,580,267 and $[ ] for the fiscal years ended October 31, 2012, 2013 and 2014, respectively.
For the RIC Russell Global Opportunistic Credit Fund, RIMCo contractually agreed, until February 28, 2014, to waive 0.27% of its 1.00% advisory fee and from March 1, 2014 until February 28, 2015, 0.28% of its 1.00% advisory fee for the Fund. The total amount of the waivers for the periods ended October 31, 2012, 2013 and 2014 were $2,270,983, $2,386,486 and $[ ], respectively. There were no reimbursements for the periods ended October 31, 2012, 2013 and 2014. As a result of the waiver, the Fund paid advisory fees of $5,839,672, $6,136,678 and $[ ] for the fiscal years ended October 31, 2012, 2013 and 2014, respectively.
[To Be Updated By Amendment]
From its advisory fees, RIMCo, as agent for RIF, pays all fees to the money managers  of the Underlying Funds for their investment selection services. The tables in the section entitled “Money Managers” set forth the fees paid to money managers of the Underlying Funds. The following table sets forth the net advisory fees retained by RIMCo with respect to the Underlying Funds for the fiscal years ended December 31, 2014, 2013 and 2012, respectively:
	$ Amount Retained			Annual Rate (as a% of average daily net assets)
Underlying Fund	2014	2013	2012	2014	2013	2012
RIF Multi-Style Equity Fund	$[ ]	$2,374,412	$2,100,484	[ ]%	0.55%	0.54%
RIF Aggressive Equity Fund	[ ]	1,066,039	948,155	[ ]	0.50	0.51
RIF Non-U.S. Fund	[ ]	2,486,274	2,172,443	[ ]	0.65	0.64
RIF Global Real Estate Securities Fund	[ ]	3,538,569	2,763,179	[ ]	0.54	0.50
RIF Core Bond Fund	[ ]	3,270,341	2,822,059	[ ]	0.46	0.47
From its advisory fees, RIMCo, as agent for RIC, pays all fees to the money managers  of the Underlying Funds for their investment advisory services. The table in the next section entitled “Money Managers” sets forth the fees paid to money managers of the Underlying Funds. The following table sets forth the advisory fees retained by RIMCo with respect to the Underlying Funds net of fees paid to the money managers  of the Underlying Funds but does not reflect RIMCo advisory fee waivers and expense reimbursements for the fiscal years ended October 31, 2014, 2013 and 2012, respectively:
[To Be Updated By Amendment]
	$ Amount Retained			Annual rate (as a % of average daily net assets)
Underlying Fund	2014	2013	2012	2014	2013	2012
RIC Russell U.S. Defensive Equity Fund	$[ ]	$4,533,914	$9,106,421	[ ]%	0.37%	0.36%

	$ Amount Retained			Annual rate (as a % of average daily net assets)
Underlying Fund	2014	2013	2012	2014	2013	2012
RIC Russell U.S. Dynamic Equity Fund	[ ]	4,055,625	1,120,571	[ ]	0.59	0.60
RIC Russell Global Equity Fund	[ ]	19,567,446	17,108,167	[ ]	0.66	0.63
RIC Russell Emerging Markets Fund	[ ]	14,883,979	12,968,014	[ ]	0.75	0.72
RIC Russell Investment Grade Bond Fund	[ ]	3,521,661	3,283,572	[ ]	0.18	0.18
RIC Russell Short Duration Bond Fund	[ ]	4,812,993	4,115,649	[ ]	0.36	0.36
RIC Russell Commodity Strategies Fund(1)	[ ]	12,683,798	12,536,841	[ ]	1.01	1.01
RIC Russell Global Opportunistic Credit Fund	[ ]	5,217,585	4,945,317	[ ]	0.61	0.61
RIC Russell Global Infrastructure Fund	[ ]	10,088,395	7,843,593	[ ]	0.98	0.91
(1)	Does not reflect consolidation of Fund’s Subsidiary.
ADMINISTRATOR.
RFSC, with the assistance of RIMCo and FRC, provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds’ business and to supervise the provision of services by certain third parties such as the custodian. RFSC, like Russell Financial Services, Inc. (the Funds’ distributor), is a wholly-owned subsidiary of RIMCo (the Funds’ adviser).
Each of the Funds pays an administrative fee directly to RFSC, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. Services which are administrative in nature are provided by RFSC pursuant to an Administrative Agreement for an annual fee of up to 0.05% of the average daily net asset value of each Fund.
The Funds paid RFSC the following administrative fees (gross of reimbursements and/or waivers) for the fiscal years ended December 31, 2014, 2013 and 2012, respectively.
[To Be Updated By Amendment]
Funds	12/31/14	12/31/13	12/31/12
Moderate Strategy Fund	$[ ]	$ 50,030	$ 42,970
Balanced Strategy Fund	[ ]	139,844	114,304
Growth Strategy Fund	[ ]	84,006	65,030
Equity Growth Strategy Fund	[ ]	22,513	18,464
The following paragraphs list the current waivers for the Funds and those that were in effect during the last three fiscal years.
Current Waivers:
[To Be Updated By Amendment]
There are no current administrative fee waivers for the Funds.
Past Waivers:
[To Be Updated By Amendment]
There are no past administrative fee waivers for the Funds.
Each of the Funds will indirectly bear its proportionate share of the administrative fees paid by the Underlying Funds in which it invests.
The RIF Underlying Funds in which the Funds may invest paid RFSC the following administrative fees (gross of reimbursements and/or waivers) for the Underlying Funds’ fiscal years ended December 31, 2014, 2013 and 2012:

[To Be Updated By Amendment]
	$ Amount Paid			Annual rate (as a % of average daily net assets)
Underlying Fund	2014	2013	2012	2014	2013	2012
RIF Multi-Style Equity Fund	$[ ]	$217,605	$195,518	[ ]%	0.05%	0.05%
RIF Aggressive Equity Fund	[ ]	106,117	92,409	[ ]	0.05	0.05
RIF Non-U.S. Fund	[ ]	191,320	170,380	[ ]	0.05	0.05
RIF Global Real Estate Securities Fund	[ ]	324,613	270,849	[ ]	0.05	0.05
RIF Core Bond Fund	[ ]	356,391	306,881	[ ]	0.05	0.05
The RIC Underlying Funds in which the Funds may invest paid RFSC the following administrative fees (gross of reimbursements and/or waivers) for the Underlying Funds’ fiscal years ended October 31, 2014, 2013 and 2012, respectively:
[To Be Updated By Amendment]
	$ Amount Paid			Annual rate (as a % of average daily net assets)
Underlying Fund	2014	2013	2012	2014	2013	2012
RIC Russell U.S. Defensive Equity Fund	$[ ]	$ 586,320	$1,241,740	[ ]%	0.05%	0.05%
RIC Russell U.S. Dynamic Equity Fund	[ ]	330,051	90,852	[ ]	0.05	0.05
RIC Russell Global Equity Fund	[ ]	1,423,460	1,339,254	[ ]	0.05	0.05
RIC Russell Emerging Markets Fund	[ ]	956,068	891,442	[ ]	0.05	0.05
RIC Russell Investment Grade Bond Fund	[ ]	947,266	907,535	[ ]	0.05	0.05
RIC Russell Short Duration Bond Fund	[ ]	639,194	562,725	[ ]	0.05	0.05
RIC Russell Commodity Strategies Fund(1)	[ ]	604,488	611,487	[ ]	0.05	0.05
RIC Russell Global Opportunistic Credit Fund	[ ]	409,773	401,265	[ ]	0.05	0.05
RIC Russell Global Infrastructure Fund	[ ]	492,977	427,481	[ ]	0.05	0.05
(1)	Does not reflect consolidation of Fund’s Subsidiary.
RFSC has contractually agreed to waive and/or reimburse all or a portion of its administrative fees for certain RIF and RIC Underlying Funds. These arrangements are not part of the Administrative Agreement with RIF or the Administrative Agreement with RIC and may be changed or discontinued. The following paragraphs list the current waivers and those that were in effect during the Underlying Funds’ last three fiscal years for the Underlying Funds.
Current Underlying Fund Waivers:
[To Be Updated By Amendment]
The Russell Cayman Commodity Strategies Fund Ltd., a wholly-owned subsidiary of the RIC Russell Commodity Strategies Fund (the “Commodity Strategies Subsidiary”), organized as a company under the laws of the Cayman Islands, pays RFSC an administrative fee at the annual rate of 0.05% of the Commodity Strategies Subsidiary’s net assets (the “Commodity Strategies Subsidiary Administrative Fees”). Pursuant to a contractual agreement with the RIC Russell Commodity Strategies Fund, RFSC has agreed to permanently waive all or a portion of the administrative fees paid by the RIC Russell Commodity Strategies Fund to RFSC in the amount equal to the amount of the Commodity Strategies Subsidiary Administrative Fees received by RFSC, if any. This waiver may not be terminated by RFSC.
Past Underlying Fund Waivers:
[To Be Updated By Amendment]
The Russell Cayman Commodity Strategies Fund Ltd. (the “Commodity Strategies Subsidiary”) pays RFSC an administrative fee at the annual rate of 0.05% of its net assets (the “Commodity Strategies Subsidiary Administrative Fee”). RFSC contractually agreed to waive all or a portion of the administrative fees paid by the RIC Russell Commodity Strategies Fund to RFSC in an amount equal to the amount of the Commodity Strategies Subsidiary Administrative Fee received by RFSC, if any. RFSC waived administrative fees in the amount of $124,263, $120,265 and $[ ] for the fiscal years ended October 31, 2012, 2013 and 2014, respectively. There were no reimbursements for the periods ended October 31, 2012, 2013 and 2014. As a result of the waiver, the RIC Russell Commodity Strategies Fund paid administrative fees of $487,224, $484,223 and $[ ] for the fiscal years ended October 31, 2012, 2013 and 2014, respectively.

PORTFOLIO MANAGERS.
The RIMCo Managers (RIMCo’s employees who manage the RIF Funds and Underlying Funds, oversee the allocation of Fund assets to the Underlying Funds or the money managers of the Underlying Funds and have primary responsibility for the management of the Funds and Underlying Funds) are compensated by RIMCo with salaries, annual incentive awards (paid in cash or awarded as part of a long term incentive plan) and profit sharing contributions. Salaries are fixed annually and are driven by the market place. Although compensation is not directly affected by an increase in fund assets, RIMCo Managers are responsible for aiding in client retention and assistance in RIMCo assets under management growth.
Annual incentive awards for the RIMCo Managers of the Funds are assessed by senior management based on the following:
•	Qualitative measures, such as a RIMCo Manager’s quality of decisions made for the accounts, contributions to client services efforts and improvement of RIMCo’s investment process. RIMCo Managers are evaluated on the performance of the total portfolio and all related decisions, for example, money manager selection, timing of money manager change decisions, direct investment and risk management.
•	Quantitative measures (fund performance). RIMCo Managers receive a quantitative performance assessment score for the Funds they manage. The score is predominantly based on 1-year and 3-year measurement horizons. A two year horizon may be used for a Fund that does not have 3 years of performance history. Performance for each Fund is generally equally assessed relative to the Fund’s benchmark index and relevant peer group. Fund weightings for each RIMCo Manager are determined at the beginning of each yearly assessment period and signed off by the asset class Chief Investment Officer (“CIO”). These Funds and the assessment weighting for each Fund are recorded in a central system at the beginning of the assessment period. Each Fund may have an equal weight, could be asset weighted, could be a combination, or could be a custom set of applicable weights. Importantly, the assessment weighting for each Fund is approved by the asset class CIO at the beginning of the assessment period. The central system tracks the performance of the allocations throughout the assessment period and delivers a score at the end to be used in the RIMCo Manager’s evaluation.
RIMCo Manager evaluations, salary and annual incentive award recommendations are conducted and reviewed by RIMCo asset class CIOs. FRC's compensation committee approves salaries and annual incentive awards after the asset class CIOs’ recommendations have been reviewed by the Global Chief Investment Officer.
Beginning in 2013, for the profit sharing plan, contributions by Russell will be made at the discretion of FRC’s Board of Directors based on a profitability assessment (which may include factors in addition to achieving the operating profit plan). The annual determination of whether or not Russell’s profitability warrants a discretionary contribution will be solely within the FRC Board’s discretion and not based on a static formula.
The long term incentive plan provides key professionals with future cash payments, the value of which is tied to Russell’s financial performance. Awards under the long term incentive plan are based on expected future contribution to the success of Russell. A long term incentive plan award would be part of a RIMCo Manager’s annual incentive award, which is discretionary. Once the annual incentive award amount has been agreed upon, the allocation of that award to cash versus long term incentive plan is formulaic. A long term incentive plan award is not paid until it is fully vested.
RIMCo Managers earning over a specified amount of cash compensation (salary plus annual incentive awards) are eligible to participate in the deferred compensation plan which allows the RIMCo Manager to elect to defer a portion of her/his cash compensation. Deferred amounts earn the return of an asset allocated mix of RIF Funds selected by the RIMCo Manager.
Equity Securities Beneficially Owned By Rimco Managers In The Funds
They Manage For The Fiscal Year Ended December 31, 2014 [TO BE UPDATED BY AMENDMENT]
[To Be Updated By Amendment]
RIMCo Manager Of The Funds	Dollar Range Of Equity Securities In The Funds Managed By The RIMCo Manager
Rob Balkema	[ ]	Moderate Strategy Fund
	[ ]	Balanced Strategy Fund
	[ ]	Growth Strategy Fund
	[ ]	Equity Growth Strategy Fund
Brian Meath	[ ]	Moderate Strategy Fund
	[ ]	Balanced Strategy Fund

RIMCo Manager Of The Funds	Dollar Range Of Equity Securities In The Funds Managed By The RIMCo Manager
	[ ]	Growth Strategy Fund
	[ ]	Equity Growth Strategy Fund

RIMCo Managers typically manage multiple portfolios. These portfolios may include mutual funds, separate accounts, unregistered funds and commingled trusts. Russell’s investment process, which includes money manager selection and proprietary asset allocation, is guided by the principle that all portfolios will be treated in a fair and equitable manner. To adhere to this guiding principle, RIMCo Managers follow a process of constructing portfolios in accordance with regulatory and investment guidelines and then selecting Underlying Fund money managers or Underlying Funds for the Funds to invest in to fulfill those needs. Specifically, RIMCo Managers make money manager or Underlying Fund selection and allocation decisions for each portfolio based on a variety of factors relevant to that portfolio. The investment process dictates that RIMCo Managers of Underlying Funds utilize Russell’s manager research analysis and manager rankings to assist in selecting the most suitable money manager(s) to meet the unique investment needs of the various portfolios they manage. RIMCo Managers of Funds of Funds utilize Russell proprietary capital markets research and portfolio strategy analysis to assist in determining the Underlying Funds in which to invest and the asset allocations to the Underlying Funds to meet the unique investment needs of the various funds they manage.
At the core of Russell’s investment process is a robust oversight and peer review program for money manager selection for the Underlying Funds and asset allocation for the funds of funds. For RIMCo managers of Underlying Funds it includes the hiring, termination and retention of money managers. For fund of funds asset allocations, this process includes defining a fund’s objective and determining appropriate ways to measure performance. This process is overseen by Russell’s Investment Strategy Committee (“ISC”) and the asset class CIOs who are responsible for monitoring the portfolio management duties performed within their specific asset class.
Occasionally, a particular money manager for an Underlying Fund may restrict the total amount of capacity they will allocate to Russell portfolios. If, however, the total allocation is too small to be shared in a meaningful size across all Russell portfolios or if the money manager restricts the absolute number of assignments they will accept from Russell, it is the RIMCo Manager’s responsibility to determine which portfolios receive the allocation. In cases where a RIMCo Manager is managing multiple portfolios and must allocate a manager differently across her/his funds, or multiple RIMCo Managers must allocate the same manager differently across their funds, both the asset class CIO and the ISC must review and ratify the recommendations.
Other Accounts Managed By Rimco Managers
And Assets Under Management In The Accounts
As Of December 31, 2014 [to be updated by amendment]
RIMCo Manager	Number of Registered Investment Companies	Assets Under Management (in millions)	Number of Pooled Investment Vehicles	Assets Under Management (in millions)	Other Types of Accounts	Assets Under Management (in millions)	Asset Total (in millions)
Rob Balkema	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]	$[ ]
Brian Meath	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]	$[ ]
[None of the above Other Accounts Managed by RIMCo Managers have an advisory fee based on the performance of the account.]
Further information on the RIMCo Managers of the Underlying Funds is available in the Underlying Funds’ SAI.
MONEY MANAGERS.
The Underlying Funds’ money managers are not affiliates of RIF or RIMCo, other than as discretionary managers for a portion of an Underlying Fund's portfolio. Some money managers (and their affiliates) may effect brokerage transactions for the Underlying Funds (see “Brokerage Allocations” and “Brokerage Commissions”). Money managers may serve as advisers or discretionary managers for Russell Trust Company, other investment vehicles sponsored or advised by FRC or its affiliates, other consulting clients of FRC, other offshore vehicles and/or for accounts which have no business relationship with the FRC organization.
From its advisory fees received from the Underlying Funds, RIMCo, as agent for RIC and RIF, pays all fees to the money managers for their investment selection services. Money manager fees are determined through arm’s-length negotiations with RIMCo. These negotiations take into account, among other factors, the anticipated nature and quality of services to be rendered, the current and expected future level of business with the money manager, and fees charged by the money manager and other money managers for services provided to funds and accounts with similar investment mandates. Typically, a sliding fee scale corresponding to future levels of assets is agreed upon to reflect economies of scale achieved as a result of cash inflows or market appreciation. RIMCo periodically reviews money manager fee levels and renegotiates these agreements as appropriate. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets with respect to which the money manager provides its services. For the RIF Underlying Funds’ fiscal years ended December 31, 2014, 2013 and 2012, fees paid to the money managers of the RIF Underlying Funds were:
[To Be Updated By Amendment]
	$ Amount Paid			Annual Rate (as a % of average daily net assets)
Fund	2014	2013	2012	2014	2013	2012
RIF Multi-Style Equity Fund	$[ ]	$ 803,122	$ 757,140	[ ]%	0.18%	0.19%
RIF Aggressive Equity Fund	[ ]	844,373	716,959	[ ]	0.4	0.39
RIF Non-U.S. Fund	[ ]	958,069	897,601	[ ]	0.25	0.27
RIF Global Real Estate Securities Fund	[ ]	1,656,133	1,575,183	[ ]	0.26	0.29
RIF Core Bond Fund	[ ]	650,630	557,336	[ ]	0.09	0.09
For the RIC Underlying Funds’ fiscal years ended October 31, 2014, 2013 and 2012, fees paid to the money managers of the RIC Underlying Funds were:
[To Be Updated By Amendment]
	$ Amount Paid			Annual Rate (as a % of average daily net assets)
Underlying Fund	2014	2013	2012	2014	2013	2012
RIC Russell U.S. Defensive Equity Fund	$[ ]	$2,172,978	$4,725,690	[ ]%	0.18%	0.19%
RIC Russell U.S. Dynamic Equity Fund	[ ]	1,436,194	369,061	[ ]	0.21	0.20
RIC Russell Global Equity Fund	[ ]	8,561,342	8,679,181	[ ]	0.29	0.32
RIC Russell Emerging Markets Fund	[ ]	7,985,635	7,750,920	[ ]	0.40	0.43
RIC Russell Investment Grade Bond Fund	[ ]	1,403,464	1,304,106	[ ]	0.07	0.07
RIC Russell Short Duration Bond Fund	[ ]	1,169,360	1,005,321	[ ]	0.09	0.09
RIC Russell Commodity Strategies Fund(1)	[ ]	3,030,980	2,917,765	[ ]	0.24	0.24
RIC Russell Global Opportunistic Credit Fund	[ ]	3,305,579	3,165,338	[ ]	0.39	0.39
RIC Russell Global Infrastructure Fund	[ ]	2,730,598	2,959,039	[ ]	0.27	0.34
(1)	Does not reflect consolidation of Fund’s Subsidiary.
Each money manager has agreed that it will look only to RIMCo for the payment of the money manager’s fee, after RIC and RIF have each paid RIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may benefit as a result of brokerage commissions received by their broker-dealer affiliates that execute portfolio transactions for the Funds.
CUSTODIAN AND PORTFOLIO ACCOUNTANT.
State Street Bank and Trust Company (“State Street”) serves as the custodian and fund accountant for RIF. As custodian, State Street is responsible for the safekeeping of the Funds’ and Underlying Funds' assets and the appointment of any subcustodian banks and clearing agencies. State Street also provides basic portfolio recordkeeping required for each of the Underlying Funds for regulatory and financial reporting purposes. The mailing address for State Street Bank and Trust Company is: One Iron Street, Boston, MA 02210.
DISTRIBUTOR.
Russell Financial Services, Inc. (the “Distributor”) serves as the distributor of RIF Shares. The Distributor receives no compensation from RIF for its services.
The Distributor distributes shares of the Funds continuously, but reserves the right to suspend or discontinue distribution on that basis. The Distributor is not obligated to sell any specific amount of Fund shares. The Distributor is a wholly owned subsidiary of RIMCo and its mailing address is 1301 Second Avenue, 18th Floor, Seattle, WA 98101.

MONEY MANAGER RESEARCH SERVICES.
FRC, the corporate parent of RIMCo, was responsible for organizing and reorganizing RIF and provides ongoing money manager research to RIF and RIMCo. Neither RIMCo nor RIF compensates FRC for its services.
FRC is a diversified financial services company that provides a variety of financial services and products to and through unincorporated divisions and wholly owned subsidiaries.
As affiliates, FRC and RIMCo may establish certain intercompany cost allocations that reflect the services supplied to RIMCo. George F. Russell, Jr., Trustee Emeritus and Chairman Emeritus of RIC and RIF, is the Chairman Emeritus of FRC. RIMCo is a wholly owned subsidiary of FRC.
[To Be Updated By Amendment]
The Funds’ and Underlying Funds’ investment adviser is RIMCo, 1301 Second Avenue, 18th Floor, Seattle, Washington 98101. RIMCo pioneered the “multi-style, multi-manager” investment method in mutual funds and, as of December 31, 2014, managed over $43.8 billion in 48 mutual fund portfolios. RIMCo, a wholly-owned subsidiary of FRC, was established in 1982 to serve as the investment management arm of FRC. FRC was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. FRC is an indirect subsidiary of London Stock Exchange Group plc (“LSEG”). LSEG is a diversified international market infrastructure and capital markets business.
Effective December 2, 2014, LSEG acquired the entire issued share capital of FRC.
In connection with the transaction, LSEG is conducting a comprehensive review of FRC’s investment management business to determine its positioning and fit with LSEG. The Funds are not able at this time to determine the outcome or effect, if any, of this review on FRC’s investment management business or the investment advisory and other services that FRC and its affiliates provide to the Funds.
TRANSFER AND DIVIDEND DISBURSING AGENT.
RFSC serves as transfer and dividend disbursing agent for RIF. For this service, RFSC is paid a fee for transfer agency and dividend disbursing services provided to RIF. RFSC retains a portion of this fee for its services provided to RIF and pays the balance to unaffiliated agents who assist in providing these services. RFSC’s mailing address is 1301 Second Avenue, 18th Floor, Seattle, WA 98101.
RFSC contractually agreed to waive, through February 29, 2016, a portion of its transfer agency fees for certain classes of certain Underlying Funds as set forth below.
[To Be Updated By Amendment]
Fund and Class	Amount Waived
RIC Russell Global Opportunistic Credit Fund – Class A, C, E & S	0.12%
RIC Russell Short Duration Bond Fund – Class A, C, E & S	0.09%
RIC Russell Commodity Strategies Fund - Class A, C, E & S	0.01%
RIC Russell Global Infrastructure Fund – Class A, C, E & S	0.02%
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.
PricewaterhouseCoopers LLP (“PwC”) serves as the Independent Registered Public Accounting Firm of RIF. PwC is responsible for performing annual audits of the financial statements and financial highlights of the Funds and Underlying Funds in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States) and a review of federal tax returns. The mailing address of PwC is 1420 Fifth Avenue, Suite 1900, Seattle, WA 98101.
CODES OF ETHICS.
RIF, RIC, RIMCo, the Distributor and each money manager have each adopted a code of ethics which complies in all material respects with applicable law and which is intended to protect the interests of each Underlying Fund's shareholders. The codes of ethics are designed to prevent affiliated persons of RIF, RIC, RIMCo, the Distributor and the money managers from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Underlying Funds (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. The codes of ethics generally permit investment personnel to trade securities for their own account, including securities that may be purchased or held by an Underlying Fund, subject to restrictions on personal securities trading specified in the applicable code of ethics. Each code of ethics has been filed with the SEC and may be viewed by the public.

Because each money manager is an entity not affiliated with RIF, RIC or RIMCo, RIMCo relies on each money manager to monitor the personal trading activities of the money manager’s personnel in accordance with that money manager’s code of ethics. Each money manager provides RIMCo with a quarterly certification of the money manager’s compliance with its code of ethics and a report of any significant violations of its code.
UNDERLYING FUND EXPENSES.
The Underlying Funds will pay all their expenses other than those expressly assumed by RIMCo and RFSC. The principal expenses of the Underlying Funds are the annual advisory fee and the annual administrative fee, payable to RIMCo and RFSC, respectively. The Underlying Funds’ other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, portfolio and shareholder recordkeeping services, and maintenance of tax records; state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of RIC or RIF to indemnify the Trustees, officers, employees, shareholders, distributors and agents with respect thereto. Whenever an expense can be attributed to a particular Underlying Fund, the expense is charged to that Underlying Fund. Common expenses are allocated among the Underlying Funds based primarily upon their relative net assets.
FUND OPERATING EXPENSES.
The Funds will pay all their expenses other than those expressly assumed by RIMCo. The principal expense of the Funds is the annual advisory fee and administrative fee payable to RIMCo and RFSC, respectively. The Funds’ other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, portfolio and shareholder recordkeeping services, and maintenance of tax records; state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of RIF to indemnify the Trustees, officers, employees, shareholders, distributors and agents with respect thereto. Whenever an expense can be attributed to a particular Fund, the expense is charged to that Fund. Other common expenses are allocated among the Funds based primarily upon their relative net assets. Additionally, each Fund, as a shareholder of the Underlying Funds, also indirectly bears its pro rata share of the advisory fees charged to, and expenses of operating, the Underlying Funds in which it invests.
VALUATION OF FUND SHARES.
The net asset value per share is calculated separately for each Fund on each business day on which Shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange (“NYSE”) is open for regular trading. Currently, the NYSE is open for trading every weekday except New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Net asset value per share is computed for each Fund by dividing the current value of the Fund’s assets; less liabilities; by the number of Shares of the Fund outstanding and rounding to the nearest cent. Information regarding each Fund’s current net asset value per Share is available at www.russell.com.
VALUATION OF PORTFOLIO SECURITIES.
The Funds value their portfolio securities, the Shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.
The Underlying Funds value portfolio instruments according to Board-approved securities valuation procedures and pricing services, which include market value procedures, fair value procedures and a description of the pricing services used by the Underlying Funds. Under the Board-approved securities valuation procedures, the Board has delegated the day-to-day valuation functions to RFSC, RSFC’s Oversight Committee and the Underlying Funds’ custodian. However, the Board retains oversight over the valuation process.
Ordinarily, the Underlying Funds value each portfolio instrument based on market quotations provided by pricing services or brokers (when permitted by the market value procedures). Equity securities (including exchange traded funds) are generally valued at the last quoted sale price or the official closing price as of the close of the exchange’s or other market’s regular trading hours on the day the valuation is made. Listed options are valued on the basis of the closing mean price and exchange listed futures contracts are valued on the basis of settlement price. Swaps may be valued at the closing price, clean market price or clean exchange funded price provided by a pricing service or broker depending on the type of swap being valued. Listed fixed income securities that have greater than 60 days remaining until maturity at the time of purchase are generally valued at the last quoted sale price as of the close of the exchange’s or other market’s regular trading hours on the day the valuation is made. Non-listed fixed income securities that have greater than 60 days remaining until maturity at the time of purchase are generally valued using the price supplied by a pricing service or broker, which may be an evaluated bid. Evaluated bids are derived from a matrix, formula or other objective method that takes into consideration actual trading activity and volume, market indexes, credit quality, maturity, yield curves or other specific adjustments. Fixed income securities that have 60 days or less remaining until maturity at the time of purchase are valued using the amortized cost method of valuation, unless it is determined that the amortized cost method would result in a price that would be deemed to be not reliable. Issuer-specific conditions (e.g., creditworthiness of the issuer and the likelihood of full repayment at maturity) and conditions in the relevant market (e.g., credit, liquidity and interest rate conditions) are among the factors considered in this determination. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.
If market quotations are not readily available for an instrument or are considered not reliable because of market and/or issuer specific information, the instrument will be valued at fair value, as determined in accordance with the fair value procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The fair value procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its Shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund Shares and the daily movement of the benchmark index if the index is valued using another pricing method.
This policy is intended to assure that the Underlying Funds' net asset values fairly reflect portfolio instrument values as of the time of pricing. Events or circumstances affecting the values of portfolio instruments that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund Shares is determined may be reflected in the calculation of the net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Fund deems that the particular event or circumstance would materially affect such Underlying Fund’s net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of significant events that could trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. Index); a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.
Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem Fund Shares.
PORTFOLIO TURNOVER RATES OF THE FUNDS.
The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of Underlying Fund Shares for the particular year, by the monthly average value of the Underlying Fund Shares owned by the Fund during the year. The Funds will purchase or sell Underlying Fund Shares to: (i) accommodate purchases and sales of each Fund’s Shares; (ii) change the percentages of each Fund’s assets invested in each of the Underlying Funds in response to market conditions; and (iii) maintain or modify the allocation of each Fund’s assets among the Underlying Funds generally within the percentage limits described in the Prospectus.  Additionally, the turnover level for the Funds was impacted by mergers of the Underlying Funds.
The portfolio turnover rates for the fiscal years ended December 31, 2014 and 2013 for each Fund were:
[To Be Updated By Amendment]
Funds	12/31/14	12/31/13
Moderate Strategy Fund	[ ]%	18%
Balanced Strategy Fund	[ ]	11
Growth Strategy Fund	[ ]	12

Funds	12/31/14	12/31/13
Equity Growth Strategy Fund	[ ]	17
PORTFOLIO TURNOVER RATES OF THE UNDERLYING FUNDS.
Portfolio turnover measures how frequently securities held by an Underlying Fund are bought and sold. The portfolio turnover rate for each Underlying Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Underlying Fund during the past 13 months.
The portfolio turnover rates for the fiscal years ended December 31, 2014 and 2013 and October 31, 2014 and 2013, respectively, for the Underlying Funds were:
[To Be Updated By Amendment]
Underlying Funds	Fiscal Year Ended December 31, 2014	Fiscal Year Ended December 31, 2013
RIF Multi-Style Equity Fund	[ ]%	86%
RIF Aggressive Equity Fund	[ ]	77
RIF Non-U.S. Fund	[ ]	36
RIF Global Real Estate Securities Fund	[ ]	72
RIF Core Bond Fund	[ ]	133

Underlying Funds	Fiscal Year Ended October 31, 2014	Fiscal Year Ended October 31, 2013
RIC Russell U.S. Defensive Equity Fund	[ ]%	105%
RIC Russell U.S. Dynamic Equity Fund	[ ]	142
RIC Russell Global Equity Fund	[ ]	82
RIC Russell Emerging Markets Fund	[ ]	93
RIC Russell Investment Grade Bond Fund	[ ]	136
RIC Russell Short Duration Bond Fund	[ ]	180
RIC Russell Commodity Strategies Fund	[ ]	145
RIC Russell Global Opportunistic Credit Fund	[ ]	85
RIC Russell Global Infrastructure Fund	[ ]	127
A high portfolio turnover rate generally will result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to an Underlying Fund’s portfolio securities (see “Taxes”).
DISCLOSURE OF PORTFOLIO HOLDINGS.
The Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. These portfolio holdings disclosure policies have been approved by the Board. Disclosures of portfolio holdings information may only be made pursuant to these Board-approved policies and procedures.
Disclosure of a Fund’s portfolio holdings may only occur if such disclosure is consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Fund and its adviser. Disclosure is permissible only when a Fund, as determined by the Board or CCO, has legitimate business purposes for such disclosure and the recipients are subject to a written confidentiality agreement, which includes a duty not to trade on non-public information.
Public Disclosures of Portfolio Holdings Information
Disclosure of a Fund’s complete holdings as of the end of each fiscal quarter is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. No disclosure of the portfolio holdings for the Funds may be made except to comply with applicable legal or regulatory requirements, such as required periodic portfolio disclosure in filings with the SEC.
Upon the occurrence of an unexpected, out of the ordinary event with respect to one or more portfolio holdings or the market as a whole, RIMCo may, consistent with the statement of policy set forth above and with the prior approval of the CCO, prepare and make available on the Funds’ website a statement relating to such event which may include information regarding the Funds’ portfolio holdings.

Portfolio managers and other senior officers or spokespersons of the Funds may disclose or confirm the ownership of any individual portfolio holdings position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with the portfolio holdings disclosure policies.
Non-Public Disclosures of Portfolio Holdings Information
RIMCo and the money managers may periodically distribute lists of applicable investments held by the Funds for the purpose of facilitating management of the Funds’ portfolios including compliance testing, receipt of relevant research and for creation of Fund sales literature. Mellon Analytical Solutions, Brown Brothers Harriman, Bloomberg AIM, Barclays Point, Glass Lewis & Co., LLC, FactSet Research Systems Inc., Axioma, Wilshire Associates, Advent Software, Inc., Vestek, Amba Research, Genpact, Measurisk, Hexaware, CaliberPoint, SS&C, Electra Information Systems and Fund Assist provide such services to RIMCo and the money managers and as such may receive monthly, weekly or daily portfolio holdings. RIMCo and the money managers may periodically distribute a list of the issuers and securities which are covered by their respective research departments as of a particular date, but in no case will such a list identify an issuer’s securities as either currently held or anticipated to be held by the Funds or identify Fund position sizes.
In addition, the Funds’ custodian generates portfolio holdings information in connection with its services to the Funds. Confluence Technologies, Inc. (“CTI”), GainsKeeper, Interactive Data Corporation (“IDC”), Glass Lewis & Co., LLC, ISS, and PricewaterhouseCoopers LLP provide performance and financial reporting, tax filing services, pricing, proxy voting, class action registration services and audit services, respectively, to RIMCo, RFSC or the Funds. CTI and Glass Lewis receive daily portfolio holdings information in connection with their services. State Street (Boston) as custodian and fund accounting agent for the Funds provides portfolio holdings to State Street (Sacramento) who is the pricing vendor for over the counter (OTC) derivative instruments. Such service providers must keep the portfolio holdings information confidential and cannot trade based on the non-public information. There is no lag between the date of such portfolio holdings information and the date on which the information is disclosed to the service providers.
From time to time, rating and ranking organizations such as Crane Data LLC, Standard & Poor’s, Morningstar, Inc. and Lipper Analytical Services may request complete portfolio holdings information in connection with rating the Funds. In order to facilitate the review of the Funds by these rating agencies, the Funds may distribute (or authorize their service providers to distribute) portfolio holdings information to such ratings agencies before their public disclosure is required or authorized, provided that (a) the recipient does not distribute the information or results of analyses to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds’ shares before the information or results of analyses become public information and (b) the recipient is subject to a confidentiality agreement, which includes a duty not to trade on non-public information.
No compensation or other consideration is paid to the Funds, RIMCo or the money managers for any non–public disclosure of portfolio holdings information.
Administration of the Portfolio Holdings Disclosure Policies
The CCO will exercise oversight of disclosures of the Funds’ portfolio holdings. It is the duty of the CCO or her designee to ensure that all disclosures of the portfolio holdings of a Fund are in the best interests of such Fund’s shareholders. It is the responsibility of each business unit with access to portfolio holdings, including RFSC Fund Administration and RIMCo’s Investment Management and Research Division, to inform the CCO of any third parties receiving portfolio holdings information which has not previously been disclosed. The CCO is also responsible for monitoring for conflicts of interest between the interests of Fund shareholders and the interests of the Funds’ investment adviser, principal underwriter, or any affiliated person of the Funds, their investment adviser or their principal underwriter. Every violation of the portfolio holdings disclosure policies must be reported to the Funds’ CCO. If the CCO deems that such violation constitutes a “Material Compliance Matter” within the meaning of Rule 38a-1 under the 1940 Act, the violation will be reported to the Funds’ Board, as required by Rule 38a-1. The CCO also has the discretion to report other compliance matters arising under the portfolio holdings disclosure policies to the Board.
Disclosure of the Funds’ portfolio holdings made in accordance with these procedures is authorized by the Funds’ Board. The portfolio holdings disclosure policies may not be waived, and exceptions may not be made, without the consent of the Funds’ Board; provided, however that waivers or exceptions in connection with operational or administrative functions may be made with the prior consent of the CCO. If the CCO is unavailable, waivers or exceptions in connection with the operational or administrative functions may be made with the prior consent of the Funds’ Chief Legal Officer or Chief Financial Officer. All such waivers and exceptions by the CCO, Chief Legal Officer or Chief Financial Officer will be disclosed to the Board no later than its next regularly scheduled quarterly meeting.

PROXY VOTING POLICIES AND PROCEDURES.
The Funds invest in the Underlying Funds. Each Fund will vote in the same manner and proportion as the votes cast by other shareholders of the Underlying Funds in which the Fund invests. In the event that an Underlying Fund’s only shareholders are the Funds or RIC funds-of-funds, each Fund will vote pursuant to the recommendation of the Proxy Administrator (as defined below).
The Board has delegated to RIMCo, as RIF and RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds and Underlying Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). RIMCo has also hired a third party service provider to serve as proxy administrator (“Proxy Administrator”), although RIMCo (whether acting directly or through the Committee) retains final authority with respect to proxy voting.
The P&P are designed to ensure that proxy voting decisions are made in accordance with the best interests of RIMCo’s clients (including the Funds and Underlying Funds) and to enable the Committee to receive timely notice of and resolve any material conflicts of interest between the Funds or Underlying Funds on the one hand, and RIMCo or its affiliates, on the other, before voting proxies with respect to a matter in which such a conflict may be present. In order to assure that proxies are voted in accordance with the best interests of clients at all times, the P&P authorize votes to be cast in accordance with the Guidelines and delegate to the Proxy Administrator responsibility for performing research and making recommendations in accordance with the Guidelines. Conflicts are addressed in the P&P by requiring the implementation of a process requiring additional diligence and documentation if ballots are not voted in accordance with the Guidelines or pursuant to the recommendation of the Proxy Administrator.
The Guidelines address matters that are commonly submitted to shareholders of a company for voting, including, but not limited to, issues relating to corporate governance, auditors, the board of directors, capital structure, executive and director compensation, and mergers and corporate restructurings. Subject to the supervision and oversight of the Committee, and the authority of the Committee to intervene with respect to a particular proxy matter, the Proxy Administrator is obligated to vote all proxies as set forth in the Guidelines.
The following are examples of certain types of issues that are covered in the Guidelines and how the proxies are generally voted.
•	Proxies will generally be voted for routine agenda items such as the opening of the shareholder meeting; the presence of quorum; regulatory filings; the designation of inspector or shareholder representatives of minutes of meeting; the allowance of questions; the publication of minutes; and the closing of the shareholder meeting.
•	In connection with director and officer indemnification and liability protection, proxies will generally be voted: against proposals to eliminate entirely director and officer liability for monetary damages for violating the duty of care or for proposals that expand protection beyond the standards set forth by Delaware law; against proposals that would expand indemnification beyond coverage of legal expenses to coverage of acts that are more serious violations of fiduciary obligations than mere carelessness; and for proposals that would provide indemnification for an Italian company’s internal auditors or expanded indemnification where a director’s or officer’s legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company.
•	In certain corporate governance matters, proxies will generally be voted: for proposals seeking to amend a company’s articles of association, procedures, processes and/or other company documents unless the Proxy Administrator recommends a vote against such matter, in which case such vote will be determined on a case-by-case basis; for mergers and acquisitions proposals unless the Proxy Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; for corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, asset sales and creation of holding companies, unless the Proxy Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; against proposals to classify the board; for shareholder proposals that ask a company to submit its poison pill for shareholder ratification unless the Proxy Administrator recommends a vote against, in which case such vote will be determined on a case-by-case basis; and against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
•	In regard to changes to a company’s capital structure, proxies are generally voted against proposals that seek to increase the authorized common or preferred stock by twice the present limit, unless the increase is in connection with a stock split or merger that was voted in favor of; against proposals to create preferred stock, unless the Proxy Administrator recommends a vote for, in which case such vote will be determined on a case-by-case basis; if the company does not have any preferred shares outstanding, proxies will generally be voted against the requested authorization.
•	Generally, proxies are voted for executive and director stock option plans unless the Proxy Administrator recommends a vote against such matter, in which case additional criteria specified in the Guidelines will apply and such vote may be determined on a case-by-case basis.
•	Other than with respect to the exceptions specified in the Guidelines, proxies related to social, political or environmental issues will be determined on a case-by-case basis.
Where a voting matter is not specifically addressed in the Guidelines or there is a question as to the outcome, the Proxy Administrator is obligated to request additional direction from the Committee. The Proxy Administrator is obligated to maintain records of all votes received, all votes cast and other relevant information.
To the extent that any shares of an Underlying Fund are owned directly by any other Fund, those shares will be voted directly by the Fund in the same proportion as all other votes received from the other holders of such Underlying Fund’s shares.
Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, at http://www.russell.com and on the SEC’s website at http://www.sec.gov.
BROKERAGE ALLOCATIONS.
Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is made either by the money manager of the Underlying Fund or by RIMCo. RIF's and RIC's arrangements with RIMCo and the money managers provide that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek best execution. The factors that may be considered in assessing the best execution available for any transaction include the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, the reasonableness of the commission, if any, and the value of research services (as that term is defined in Section 28(e) of the Securities Exchange Act of 1934). In assessing whether the best overall terms have been obtained, RIMCo and the money managers are not obligated to select the broker offering the lowest commission. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with RIF's and RIC's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.
A money manager may effect portfolio transactions for the segment of an Underlying Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with the money manager or RIMCo, including Russell Implementation Services, Inc. (“RIS”), a registered broker and investment adviser and an affiliate of RIMCo, as well as with brokers affiliated with other money managers. RIMCo effects certain portfolio transactions for the Underlying Funds through RIS.
RIS uses a multi-venue trade management approach whereby RIS allocates trades among RIS’ network of independent brokers for execution, clearing and other services. Trades placed through RIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions for the Underlying Funds, (ii) to execute portfolio securities transactions for the portion of each Fund’s assets that RIMCo determines not to allocate to money managers, including assets RIMCo may manage to effect an Underlying Fund's investment strategies and/or to modify an Underlying Fund's overall portfolio characteristics and for each Fund’s cash reserves or (iii) to execute a money manager’s portfolio securities transactions for the segment of an Underlying Fund’s portfolio assigned to the money manager. RIMCo has authorized RIS to effect certain futures, swaps, over-the-counter derivatives transactions, and cleared swaps, including foreign currency spot, forwards and options trading (collectively, “derivatives trading”) on behalf of the Underlying Funds. In connection with these transactions, RIS may (i) negotiate, amend, execute and deliver International Swaps and Derivatives Association, Inc. agreements, supporting annexes, confirmations and schedules, including but not limited to, credit support documents (whether by way of title transfer or by way of security), futures agreements, foreign currency documentation and any other agreements or instruments RIS considers necessary or desirable for the purpose of entering into derivatives trading transactions; and (ii) deliver to counterparties, on the behalf of the Underlying Funds, representations, warranties and covenants, including but not limited to certain tax representations, along with such financial information regarding the Underlying Funds as such counterparties may reasonably request.
In the case of securities traded in the over-the-counter market and depending on where best execution is believed to be available, portfolio transactions may be effected either (1) on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks, or (2) on a principal basis at net prices, which include compensation to the broker-dealer in the form of a mark-up or mark-down without commission.

The Underlying Funds will effect transactions through Recapture Services, a division of BNY ConvergEX Execution Solutions LLC (“Recapture Services”) and its global network of unaffiliated correspondent brokers, as well as State Street Global Markets, LLC (“SSGM”) and its global network of unaffiliated correspondent brokers. Trades placed through Recapture Services, SSGM and their correspondents are used (i) to obtain research services for RIMCo to assist RIMCo in its investment decision-making process in its capacity as Advisor to the Funds or (ii) to generate commission rebates to the Underlying Funds on whose behalf the trades were made. For purposes of trading to obtain research services for RIMCo or to generate commission rebates to the Underlying Funds, the Underlying Funds’ money managers are requested to, and RIMCo may with respect to transactions it places, effect transactions with or through Recapture Services, SSGM and their correspondents or other brokers only to the extent that the money managers or RIMCo believe that the Underlying Funds will receive best execution. In addition, RIMCo recommends targets for the amount of trading that money managers direct though Recapture Services and SSGM based upon several factors including asset class and investment style, among others. Research services provided to RIMCo by Recapture Services, SSGM or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will generally be obtained from unaffiliated third parties at market rates, which may be included in commission costs. Research provided to RIMCo may benefit the particular Underlying Funds generating the trading activity and may also benefit other Funds within RIC and other funds and clients managed or advised by RIMCo or its affiliates. Similarly, the Underlying Funds may benefit from research provided with respect to trading by those other funds and clients.
Decisions concerning the acquisition of research services by RIMCo are approved and monitored by a FRC Soft Commission Committee (“SCC”), which consists principally of employees in research and investment management roles. The SCC acts as an oversight body with respect to purchases of research services acquired by RIMCo using soft commissions generated by funds managed by FRC affiliates, including the Underlying Funds.
Recapture Services, SSGM or other brokers may also rebate to the Underlying Funds a portion of commissions earned on certain trading by the Underlying Funds through Recapture Services, SSGM and their correspondents in the form of commission recapture. Commission recapture is paid solely to those Underlying Funds generating the applicable commission. Commission recapture is generated on the instructions of the SCC once RIMCo’s research needs have been met.
Recapture Services and SSGM retain a portion of all commissions generated, regardless of whether the trades were used to provide research services to RIMCo or commission recapture to the Underlying Funds. Trades through Recapture Services, SSGM and their correspondents for transition services and manager funding (i.e., brokerage arrangements designed to reduce costs and optimize performance during the transition of Underlying Fund assets upon the hiring, termination or additional funding of a money manager) are at ordinary and customary commission rates and do not result in commission rebates or accrued credits for the procurement of research related services.
Additionally, a money manager may independently effect transactions through Recapture Services, SSGM and their correspondents or a broker affiliated with the money manager or another broker to obtain research services for its own use. Research services provided to a money manager may benefit the Underlying Fund generating the trading activity but may also benefit other funds and clients managed or advised by the money manager. Similarly, the Underlying Funds may benefit from research services provided with respect to trading by those other funds and clients.
BROKERAGE COMMISSIONS.
During the RIF Underlying Funds’ fiscal years ended December 31, 2014, 2013 and 2012, the total brokerage commissions paid by the RIF Underlying Funds were:
[To Be Updated By Amendment]
	2014	2013	2012
RIF Multi-Style Equity Fund	$[ ]	$ 370,245	$440,000
RIF Aggressive Equity Fund	[ ]	319,748	460,365
RIF Global Real Estate Securities Fund	[ ]	1,008,273	765,277
RIF Non-U.S. Fund	[ ]	276,507	299,769
RIF Core Bond Fund	[ ]	27,907	69,866
During the RIC Underlying Funds’ fiscal years ended October 31, 2014, 2013 and 2012, the total brokerage commissions paid by the RIC Underlying Funds were:

[To Be Updated By Amendment]
	2014	2013	2012
RIC Russell U.S. Defensive Equity Fund	$[ ]	$ 759,547	$2,892,711
RIC Russell U.S. Dynamic Equity Fund	[ ]	1,297,755	480,889
RIC Russell Global Equity Fund	[ ]	3,460,138	3,815,450
RIC Russell Emerging Markets Fund	[ ]	4,031,935	3,800,204
RIC Russell Investment Grade Bond Fund	[ ]	28,633	254,368
RIC Russell Short Duration Bond Fund	[ ]	70,618	43,334
RIC Russell Global Infrastructure Fund	[ ]	2,825,784	2,766,725
[To Be Updated By Amendment]
The principal reasons for changes in several Underlying Funds’ brokerage commissions for the three years were [(1) changes in Underlying Fund asset size, (2) changes in market conditions, (3) changes in money managers of certain Underlying Funds, which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions and (4) product initiatives, including Underlying Fund restructures and mergers.]
During the Underlying Funds' fiscal year ended December 31, or October 31, 2014, approximately $[ ] of the brokerage commissions of the Underlying Funds were directed to brokers who provided brokerage or research services to RIMCo. The research services include, but are not limited to (1) advice either directly or indirectly through publications or writings as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or of purchasers or sellers of securities; (2) analysis and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and/or (3) effecting securities transactions and performing functions incidental thereto (such as clearance and settlement) or that are required in connection therewith.
Gross brokerage commissions received by broker/dealers that were affiliated with RIMCo or the relevant money managers for the RIF Underlying Funds' fiscal years ended December 31, 2014, 2013 and 2012 from portfolio transactions effected for the RIF Underlying Funds were as follows:
[To Be Updated By Amendment]
Fund Name	RIMCo/Money Manager	Affiliated Broker	2014 Total (USD)	Percent of Fund's Commission	Percent of Fund's Principal
RIF Aggressive Equity Fund
RIMCo
Russell Implementation Services, Inc.	[ ]	[ ]%	[ ]%
Total:	[ ]	[ ]%	[ ]%
RIF Multi-Style Equity Fund
RIMCo
Russell Implementation Services, Inc.	[ ]	[ ]%	[ ]%
Total:	[ ]	[ ]%	[ ]%
RIF Non-U.S. Fund
RIMCo
Russell Implementation Services, Inc.	[ ]	[ ]%	[ ]%
Total:	[ ]	[ ]%	[ ]%

Fund Name	RIMCo/Money Manager	Affiliated Broker	2013 Total (USD)	Percent of Fund's Commission	Percent of Fund's Principal
RIF Multi-Style Equity Fund
	RIMCo
		Russell Implementation Services, Inc.	2,513	0.679%	0.674%
Total:			2,513	0.679%	0.674%
RIF Non-U.S. Fund
	Pzena Investment Management, LLC
		Russell Implementation Services, Inc.	590	0.213%	0.049%
	RIMCo

Fund Name	RIMCo/Money Manager	Affiliated Broker	2013 Total (USD)	Percent of Fund's Commission	Percent of Fund's Principal
		Russell Implementation Services, Inc.	17,247	6.238%	5.202%
Total:			17,837	6.451%	5.251%
RIF Global Real Estate Securities Fund
	RIMCo
		Russell Implementation Services, Inc.	40,762	4.043%	4.703%
Total:			40,762	4.043%	4.703%

Fund Name	RIMCo/Money Manager	Affiliated Broker	2012 Total (USD)	Percent of Fund's Commission	Percent of Fund's Principal
RIF Aggressive Equity Fund
RIMCo
Russell Implementation Services, Inc.	69,751	15.151%	17.567%
Total:	69,751	15.151%	17.567%
RIF Core Bond Fund
RIMCo
Russell Implementation Services, Inc.	40,535	58.018%	1.002%
Total:	40,535	58.018%	1.002%
RIF Multi-Style Equity Fund
RIMCo
Russell Implementation Services, Inc.	37,709	8.570%	10.934%
Total:	37,709	8.570%	10.934%
RIF Non-U.S. Fund
RIMCo
Russell Implementation Services, Inc.	74,473	24.843%	22.165%
Total:	74,473	24.843%	22.165%
Gross brokerage commissions received by broker/dealers that were affiliated with RIMCo or the relevant money managers for the RIC Underlying Funds’ fiscal years ended October 31, 2014, 2013 and 2012 from portfolio transactions effected for the RIC Underlying Funds, were as follows:
[To Be Updated By Amendment]
Fund Name	RIMCo/Money Manager	Affiliated Broker	2014 Total (USD)	Percent of Fund's Commission	Percent of Fund's Principal
RIC Russell Emerging Markets Fund
RIMCo
Russell Implementation Services, Inc.	[ ]	[ ]%	[ ]%
UBS Global Asset Management
UBS Securities LLC	[ ]	[ ]%	[ ]%
Total:	[ ]	[ ]%	[ ]%
RIC Russell Global Equity Fund
RIMCo
Russell Implementation Services, Inc.	[ ]	[ ]%	[ ]%
Total:	[ ]	[ ]%	[ ]%
RIC Russell Global Infrastructure Fund
Macquarie Capital Investment Management LLC
Macquarie Group Limited	[ ]	[ ]%	[ ]%
RIMCo
Russell Implementation Services, Inc.	[ ]	[ ]%	[ ]%
Total:	[ ]	[ ]%	[ ]%
RIC Russell U.S. Defensive Equity Fund
RIMCo

Fund Name	RIMCo/Money Manager	Affiliated Broker	2014 Total (USD)	Percent of Fund's Commission	Percent of Fund's Principal
		Russell Implementation Services, Inc.	[ ]	[ ]%	[ ]%
Total:			[ ]	[ ]%	[ ]%
RIC Russell U.S. Dynamic Equity Fund
RIMCO
		Russell Implementation Services, Inc.	[ ]	[ ]%	[ ]%
Total:			[ ]	[ ]%	[ ]%
Fund Name	RIMCo/Money Manager	Affiliated Broker	2013 Total (USD)	Percent of Fund's Commission	Percent of Fund's Principal
RIC Russell Emerging Markets Fund
	RIMCo
		Russell Implementation Services, Inc.	1,127,052	27.953%	21.166%
	UBS Global Asset Management
		UBS Securities LLC	73	0.002%	0.004%
Total:			1,127,125	27.955%	21.170%
RIC Russell Global Equity Fund
	RIMCo
		Russell Implementation Services, Inc.	880,455	25.446%	23.950%
Total:			880,455	25.446%	23.950%
RIC Russell Global Infrastructure Fund
	RIMCo
		Russell Implementation Services, Inc.	333,382	11.798%	15.157%
Total:			333,382	11.798%	15.157%
RIC Russell U.S. Defensive Equity Fund
	RIMCo
		Russell Implementation Services, Inc.	96,327	12.682%	8.927%
Total:			96,327	12.682%	8.927%

Fund Name	RIMCo/Money Manager	Affiliated Broker	2012 Total (USD)	Percent of Fund's Commission	Percent of Fund's Principal
RIC Russell Emerging Markets Fund
	RIMCo
		Russell Implementation Services, Inc.	424,993	11.183%	8.060%
Total:			424,993	11.183%	8.060%
RIC Russell Global Equity Fund
	RIMCo
		Russell Implementation Services, Inc.	473,935	12.421%	11.939%
Total:			473,935	12.421%	11.939%
RIC Russell Global Infrastructure Fund*
	RIMCo
		Russell Implementation Services, Inc.	29,989	1.084%	1.669%
	Macquarie Capital Investment Management LLC

		Macquarie Group Limited	2,095	0.076%	0.098%
Total:			32,084	1.160%	1.767%

Fund Name	RIMCo/Money Manager	Affiliated Broker	2012 Total (USD)	Percent of Fund's Commission	Percent of Fund's Principal
RIC Russell Investment Grade Bond Fund
	RIMCo
		Russell Implementation Services, Inc.	219,676	86.361%	1.569%
Total:			219,676	86.361%	1.569%
RIC Russell Short Duration Bond Fund
	RIMCo
		Russell Implementation Services, Inc.	10,704	24.700%	0.240%
Total:			10,704	24.700%	0.240%
RIC Russell U.S. Defensive Equity Fund
	RIMCo
		Russell Implementation Services, Inc.	878,387	30.366%	21.423%
Total:			878,387	30.366%	21.423%
RIC Russell U.S. Dynamic Equity Fund
	RIMCo
		Russell Implementation Services, Inc.	178,172	37.051%	24.565%
Total:			178,172	37.051%	24.565%
[To Be Updated By Amendment]
The percentage of total affiliated transactions (relating to trading activity) to total transactions during the fiscal year ended December 31, or October 31, 2014 for the Underlying Funds was [ ]%.
During the RIF Underlying Funds’ fiscal year ended December 31, 2014, the RIF Underlying Funds purchased securities issued by the following regular brokers or dealers as defined by Rule 10b–1 of the 1940 Act, each of which is one of the Underlying Funds’ ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Underlying Funds. The values of broker-dealer securities held as of December 31, 2014, were as follows:
Brokers by Commission for the RIF Underlying Funds’ fiscal year ended December 31, 2014:
[To Be Updated By Amendment]
Broker	RIF Multi-Style Equity Fund	RIF Aggressive Equity Fund	RIF Global Real Estate Securities Fund	RIF Non-U.S. Fund	RIF Core Bond Fund
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Brokers by Principal (Zero Commissions) for the RIF Underlying Funds’ fiscal year ended December 31, 2014:
[To Be Updated By Amendment]

Broker	RIF Multi-Style Equity Fund	RIF Aggressive Equity Fund	RIF Global Real Estate Securities Fund	RIF Non-U.S. Fund	RIF Core Bond Fund
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

During the RIC Underlying Funds’ fiscal year ended October 31, 2014, the RIC Underlying Funds purchased securities issued by the following regular brokers or dealers as defined by Rule 10b–1 of the 1940 Act, each of which is one of the RIC Underlying Funds’ ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the RIC Underlying Funds. The values of broker-dealer securities, held as of October 31, 2014, were as follows:
Brokers by Commission for the RIC Underlying Funds’ fiscal year ended October 31, 2014:
[To Be Updated By Amendment]
Broker	RIC Russell U.S. Dynamic Equity Fund	RIC Russell Global Equity Fund	RIC Russell Emerging Markets Fund	RIC Russell Investment Grade Bond Fund
[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]

Broker	RIC Russell Short Duration Bond Fund	RIC Russell Global Opportunistic Credit Fund	RIC Russell Global Infrastructure Fund
[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]

Broker	RIC Russell Short Duration Bond Fund	RIC Russell Global Opportunistic Credit Fund	RIC Russell Global Infrastructure Fund
[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]

Brokers by Principal (Zero Commissions) for the RIC Underlying Funds’ fiscal year ended October 31, 2014:
[To Be Updated By Amendment]
Broker	RIC Russell U.S. Defensive Equity Fund	RIC Russell U.S. Dynamic Equity Fund	RIC Russell Global Equity Fund	RIC Russell Emerging Markets Fund	RIC Russell Investment Grade Bond Fund
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
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[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Broker	RIC Russell Short Duration Bond Fund	RIC Russell Global Opportunistic Credit Fund	RIC Russell Global Infrastructure Fund
[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]
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Investment Restrictions, Policies And CERTAIN INVESTMENTS
Each Fund’s investment objective is “non-fundamental.” Having a non-fundamental investment objective means that it may be changed without the vote of a majority of the outstanding voting securities of the relevant Fund. If a Fund’s investment objective is changed by the Board of Trustees, the applicable Prospectus will be supplemented to reflect the new investment objective. Certain investment policies and restrictions may be fundamental, which means that they may only be changed with the vote of a majority of the outstanding voting securities of the relevant Fund. The vote of a majority of the outstanding voting securities of each Fund means the vote of the lesser of (a) 67% or more of the voting securities of the Fund present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Fund. Other policies and restrictions may be changed by a Fund without shareholder approval. The Funds’ investment objectives are set forth in their Prospectus.
INVESTMENT RESTRICTIONS
Each Fund is subject to the following fundamental investment restrictions. The fundamental investment restrictions of the Underlying Funds are listed in the next section.
Unless otherwise stated, all restrictions, percentage limitations and credit quality limitations on Fund investments listed in this SAI apply on a fund-by-fund basis at the time of investment. There would be no violation of any of these requirements unless a Fund fails to comply with any such limitation immediately after and as a result of an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.
No Fund may:
1. Purchase securities if, as a result of such purchase, the Fund’s investments would be concentrated within the meaning of the 1940 Act in securities of issuers in a particular industry or group of industries. Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction. This investment restriction shall not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.
Because of their investment objectives and policies, investments of the Funds will be concentrated in shares of the Underlying Funds and, therefore, in the mutual fund industry. In accordance with the Funds’ investment policies set forth in the Funds’ Prospectus, each of the Funds may invest in the Underlying Funds without limitation as to concentration. However, each of the Underlying Funds in which each Fund will invest (other than the RIF Global Real Estate Securities Fund) will not purchase securities if, as a result of such purchase, the Underlying Fund’s investments would be concentrated within the meaning of the 1940 Act. The RIF Global Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration.
2. Purchase or sell real estate; provided that each Fund may invest in the RIF Global Real Estate Securities Fund, which may own securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.
3. Purchase or sell commodities except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts. No Fund may purchase or sell interests in oil, gas or other mineral exploration or development programs.
4. Borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.
5. Act as an underwriter except to the extent a Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.
6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.
7. Issue securities senior to the Fund’s presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, loans, mortgages or pledges,

(b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.
With regard to investment restriction 1, above, concentration within the meaning of the 1940 Act refers to the position of the staff of the SEC that a fund is concentrated if it invests 25% or more of the value of its total assets in any one industry or group of industries.
With regard to investment restriction 1, above, the statement that the Funds will be concentrated in the mutual fund industry means that the Funds will only invest in shares of other mutual funds. In accordance with each Fund’s investment program as set forth in the Prospectus, a Fund may invest more than 25% of its assets in any one Underlying Fund.
With regard to investment restriction 1, above, mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to the Funds’ industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. Government securities. Privately-issued mortgage-backed securities are, however, subject to the Funds’ industry concentration restrictions.
With regard to investment restriction 3, above, this restriction shall not prevent each Fund from entering into swap agreements or swaptions.
With regard to investment restriction 4, above, this restriction applies constantly and not only at the time a borrowing is made.
Each Fund will also not be concentrated, within the meaning of the 1940 Act, in securities of issuers of a particular industry or group of industries, if the portfolio securities of the Underlying Funds were deemed to be owned directly by the Fund rather than the Underlying Fund.
With regard to investment restriction 6, above, each Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of total fund assets. The Funds may invest without limit in repurchase agreements, dollar rolls and to-be announced mortgage-backed securities so long as they abide by their investment objective, investment restrictions, and all 1940 Act requirements, including diversification requirements. Loans to affiliated investment companies are not presently permitted by the 1940 Act in the absence of an exemption from the SEC. The Funds have received exemptive relief from the SEC to loan money to affiliated investment companies.
With regard to investment restriction 7, above, permitted borrowings refer to borrowings by the Funds as permitted by the 1940 Act.
The Funds do not invest in illiquid securities. The Funds do not invest in repurchase agreements.
Each Fund is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval):
 No Fund may borrow money for purposes of leveraging or investment. Provisional credits related to contractual settlements shall not be considered to be a form of leverage.
Under the 1940 Act, each Fund is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund’s other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing). Accordingly, if a Fund were required to pledge assets to secure a borrowing, it would pledge no more than one-third (33 1/3%) of its assets.
The Funds will not purchase additional securities while outstanding cash borrowings exceed 5% of total assets.
Investment Restrictions And Policies Of The Underlying Funds
Each Underlying Fund’s investment objective, with the exception of the RIC Russell U.S. Defensive Equity Fund and RIC Russell Investment Grade Bond Fund, is “non-fundamental.” A non-fundamental investment objective means that it may be changed without the vote of a majority of the outstanding voting securities of the relevant Underlying Fund’s shareholders. If an Underlying Fund’s investment objective is changed by the Board of Trustees, the Prospectus will be amended to reflect the new investment objective. Certain investment policies and restrictions may be, and the investment objectives of the RIC Russell U.S. Defensive Equity Fund and RIC Russell Investment Grade Bond Fund are fundamental which means that they may only be changed with the vote of a majority of the outstanding voting securities of the relevant Underlying Fund. The vote of a majority of the outstanding voting securities of each Underlying Fund means the vote of the lesser of (a) 67% or more of the voting securities of the Underlying Fund present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Underlying Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Underlying Fund. Other policies and restrictions may be changed by an Underlying Fund without shareholder approval. The Underlying Funds’ investment objectives are set forth in the respective Prospectuses. The RIC Russell Commodity Strategies Fund will look through to the assets of its subsidiary, the Russell Cayman Commodity Strategies Fund Ltd. (the “Subsidiary”) for the purposes of complying with the investment restrictions noted below.
INVESTMENT RESTRICTIONS.
Each Underlying Fund is subject to the following fundamental investment restrictions. For purposes of the following investment restrictions, any reference to “Fund(s)” shall mean the Underlying Fund(s).
Unless otherwise stated, all restrictions, percentage limitations and credit quality limitations on Underlying Fund investments listed in this SAI apply on a fund-by-fund basis at the time of investment. There would be no violation of any of these requirements unless a Fund fails to comply with any such limitation immediately after and as a result of an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.
No Underlying Fund may:
1. Purchase securities if, as a result of such purchase, the Fund’s investments would be concentrated, within the meaning of the 1940 Act, in securities of issuers in a particular industry or group of industries. Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction. This investment restriction shall not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies. This investment restriction shall not apply to the RIF Global Real Estate Securities Fund. The RIF Global Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration.
2. Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.
3. Purchase or sell commodities (physical commodities for the RIC Russell Commodity Strategies Fund) except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.
This restriction shall not prevent the RIC Russell Commodity Strategies Fund from purchasing or selling commodity-linked derivative instruments and other commodity-linked securities, including swap agreements, commodity-linked structured notes, options, swaptions, futures contracts with respect to indices or individual commodities and options on futures contracts, exchange traded funds and exchange traded notes or from investing in securities or other instruments backed by physical commodities or by indices.
4. Borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.
5. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.
6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.
7. Issue securities senior to the Fund’s presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.
With regard to investment restriction 1, above, concentration within the meaning of the 1940 Act refers to the position of the staff of the SEC that a fund is concentrated if it invests 25% or more of the value of its total assets in any one industry or group of industries. The RIF Global Real Estate Securities Fund concentrates its investments in real estate securities. For purposes of this investment restriction, the RIC Russell Global Infrastructure Fund defines an “industry” to be those industries defined by reference to the industry and sub-industry classifications of the Global Industry Classification Standard (“GICs”) methodology. For all other Underlying Funds, “industry” is defined by reference to the Bloomberg Industry Classification Standard (“BICs”) methodology.
With regard to investment restriction 1, above, mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to the Funds’ industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. Government securities. Privately-issued mortgage-backed securities are, however, subject to the Funds’ industry concentration restrictions.
With regard to investment restriction 3, above, this restriction shall not prevent the Funds from entering into swap agreements or swaptions.
With regard to investment restriction 4, above, this restriction applies constantly and not only at the time a borrowing is made.
With regard to investment restriction 6, above, each Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of total fund assets. The Funds may invest without limit in repurchase agreements, dollar rolls and to-be announced mortgage-backed securities so long as they abide by their investment objective, investment restrictions, and all 1940 Act requirements, including diversification requirements. Loans to affiliated investment companies are not presently permitted by the 1940 Act in the absence of an exemption from the SEC. The Underlying Funds have received exemptive relief from the SEC to loan money to affiliated investment companies.
With regard to investment restriction 7, above, permitted borrowings refer to borrowings by the Underlying Funds as permitted by the 1940 Act.
Each Underlying Fund is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval):
No Underlying Fund may borrow money for purposes of leveraging or investment. Provisional credits related to contractual settlements shall not be considered to be a form of leverage.
Under the 1940 Act, each Underlying Fund is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Underlying Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Underlying Fund’s other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing). Accordingly, if a Fund were required to pledge assets to secure a borrowing, it would pledge no more than one-third (33 1/3%) of its assets.
The Underlying Funds will not purchase additional securities while outstanding cash borrowings exceed 5% of total assets.
An Underlying Fund may, from time to time, take temporary defensive positions that are inconsistent with the Underlying Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During these times, an Underlying Fund may invest up to 100% of its assets in cash or cash equivalents, shares of money market mutual funds, commercial paper, zero coupon bonds, repurchase agreements, and other securities RIMCo believes to be consistent with the Underlying Fund’s best interests. During a period in which any Underlying Fund takes a temporary defensive position, the corresponding Funds may not achieve their investment objectives.
INVESTMENT POLICIES
The Funds invest in the Underlying Funds. The investment objective and principal investment strategies for each of the Underlying Funds are provided in their respective Prospectuses. The following discussion describes certain investment strategies that the Underlying Funds may pursue and certain types of instruments in which the Underlying Funds may invest. The Underlying Funds may not invest in all of the instruments listed below. The Underlying Funds use investment techniques commonly used by other mutual funds. The instruments and investment strategies listed below are discretionary, which means that RIMCo or the money managers may or may not use them.
Unless otherwise stated, all percentage and credit quality limitations on Underlying Fund investments listed in this SAI apply at the time of investment. There would be no violation of any of these limitations unless an excess or deficiency exists immediately after and as a result of an investment.
The RIF Multi-Style Equity, RIC Russell U.S. Defensive Equity, RIC Russell U.S. Dynamic Equity, RIF Aggressive Equity, RIF Global Real Estate Securities, RIC Russell Commodity Strategies, RIC Russell Global Infrastructure, RIC Russell Global Equity, RIC Russell Emerging Markets and RIF Non-U.S. Funds are referred to collectively as the “Underlying Equity Funds.”

The RIF Core Bond, RIC Russell Investment Grade Bond, RIC Russell Short Duration Bond Fund and RIC Russell Global Opportunistic Credit Funds are referred to collectively as the “Underlying Fixed Income Funds.”
Investment Strategies and Portfolio Instruments.
Each Underlying Fund’s principal and certain non-principal investment strategies and the related risks are described in the relevant Underlying Fund’s Prospectus. The following discussion provides additional information regarding those investment strategies and risks, as well as information regarding additional non-principal investment strategies and risks. An investment strategy and related risk that is described below, but which is not described in the relevant Underlying Fund’s Prospectus, is a non-principal strategy and risk of the Underlying Fund.
Cash Reserves and Being Fully Invested. An Underlying Fund at times has to sell portfolio securities in order to meet redemption requests. The selling of securities may negatively affect an Underlying Fund’s performance since securities are sold for other than investment reasons. An Underlying Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests (“cash reserves”). The cash reserves may also include cash awaiting investment or to pay expenses. The Underlying Funds, like any mutual fund, maintain cash reserves. RIMCo may increase or decrease the Underlying Fund’s cash reserves to seek to achieve the desired risk/return profile for the Underlying Fund or in anticipation of a transition to a new money manager or large redemptions resulting from rebalancing by funds of funds or asset allocation programs. An Underlying Fund may hold additional cash in connection with its investment strategy.
The Underlying Funds, except the RIC Russell Commodity Strategies Fund, usually, but not always, pursue a strategy of being fully invested by exposing all or a portion of their cash to the performance of certain markets by purchasing equity securities, fixed-income securities and/or derivatives (also known as “equitization”), which typically include index futures contracts, exchange-traded fixed-income futures contracts, forwards, swaps and to be announced securities. This is intended to cause the Underlying Fund to perform as though its cash were actually invested in those markets. This exposure may or may not match the Underlying Fund’s benchmark and RIMCo may choose to use the cash equitization process to manage Underlying Fund exposures in order to seek to achieve the desired risk/return profile for the Underlying Fund. RIMCo may also choose not to equitize all or a portion of the Underlying Fund’s cash or use the cash equitization process to reduce market exposure. With respect to cash that is not equitized, RIMCo may sell equity index put options to seek gains from premiums (cash) received from their sale.
RIMCo invests any remaining cash in short-term investments, including the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo and administered by RFSC, whose investment objective is to seek to preserve principal and provide liquidity and current income (the “Cash Management Fund”).  In addition, for the RIC Russell Investment Grade Bond and RIC Russell Short Duration Bond Funds, any remaining cash may also be invested in fixed income securities with an average portfolio duration of one year and individual effective maturities of up to five years for the RIC Russell Investment Grade Bond Fund and average portfolio duration of approximately 2 years and individual effective maturities of up to 6 years for the RIC Russell Short Duration Bond Fund, which may include U.S. and non-U.S. corporate debt securities, asset-backed securities (which may include, among others, credit card and automobile loan receivables) and money market securities similar to those invested in by the Cash Management Fund. RIMCo has waived its 0.05% advisory fee with respect to cash invested in the Cash Management Fund. RFSC charges a 0.05% administrative fee on the cash invested in the Cash Management Fund.
The Cash Management Fund invests in a portfolio of high quality U.S. dollar denominated money market securities. The dollar-weighted average maturity of the Cash Management Fund’s portfolio is 90 days or less. The Cash Management Fund primarily invests in (1) securities issued by U.S. and foreign banks; (2) commercial paper, including asset-backed commercial paper, and short-term debt of U.S. and foreign corporations and trusts; (3) bank instruments, including certificates of deposit, Eurodollar certificates of deposit, Eurodollar time deposits and Yankee certificates of deposit; (4) Yankee Bonds; (5) other money market funds; (6) demand notes; (7) repurchase agreements; (8) investment-grade municipal debt obligations; (9) securities issued or guaranteed by the U.S. government or its agencies; (10) variable and floating rate securities and (11) asset backed securities.
Commodity-Linked Derivatives. The RIC Russell Commodity Strategies Fund invests in commodity-linked derivative instruments, such as structured notes, swap agreements, commodity options, futures and options on futures. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, historically debt securities have tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that commodity-linked derivative investments will perform in that manner in the future, and at certain times the price movements of commodity-linked investments have been parallel to those of debt and equity securities.
In selecting investments for the Underlying Fund's portfolios, RIMCo and the money managers evaluate the merits of commodity-linked derivative instruments based upon such factors as the underlying commodity, futures contract, index or other economic variables that are linked to the instrument, the issuer of the instrument, and whether the principal of the instrument is protected by any form of credit enhancement or guarantee.
The RIC Russell Commodity Strategies Fund's primary method for gaining exposure to the commodities markets is expected to be through commodity-linked structured notes, swap agreements and commodity futures and options, including futures contracts on individual commodities or a subset of commodities and options on them. These instruments have one or more commodity-dependent components. Some of these investments are derivative instruments because at least part of their value is derived from the value of an underlying commodity index, commodity futures or option contract, index or other readily measurable economic variable. The Underlying Fund will invest in these instruments directly and indirectly through investments in its Subsidiary, a wholly owned subsidiary of such Fund formed in the Cayman Islands.
Principal Protection. The RIC Russell Commodity Strategies Fund may invest in commodity-linked instruments. Commodity-linked structured notes and certain other commodity-linked instruments may be principal protected, partially protected, or offer no principal protection. A principal protected hybrid instrument means that the issuer will pay, at a minimum, the par value of the note at maturity. Therefore, if the commodity value to which the hybrid instrument is linked declines over the life of the note, the Underlying Fund will receive at maturity the face or stated value of the note.
With a principal protected commodity-linked instrument, the Underlying Fund would receive at maturity the greater of the par value of the note or the increase in value of the underlying commodity index. This protection is, in effect, an option whose value is subject to the volatility and price level of the underlying commodity index. This optionality can be added to an instrument, but only for a cost higher than that of a partially protected (or no protection) instrument. RIMCo or a money manager’s decision on whether to use principal protection depends in part on the cost of the protection. In deciding to purchase a note without principal protection, RIMCo or a money manager may consider, among other things, the expected performance of the underlying commodity index, commodity futures contract or other economic variables over the term of the note, the cost of the note, and any other economic factors that RIMCo or the money manager believes are relevant. The Underlying Fund will limit commodity-linked notes without principal protection to 10% of its total assets. In addition, the utility of the protection feature depends upon the ability of the issuer to meet its obligation to buy back the security, and therefore depends on the creditworthiness of the issuer.
With full principal protection, the Underlying Fund will receive at maturity of the commodity-linked instrument either the stated par value of the commodity-linked instrument, or, potentially, an amount greater than the stated par value if the underlying commodity index, futures contract or economic variable to which the commodity-linked instrument is linked has increased in value. Partially protected commodity-linked instruments may suffer some loss of principal if the underlying commodity index, futures contract or economic variable to which the commodity-linked instrument is linked declines in value during the term of the commodity-linked instrument. However, partially protected commodity-linked instruments have a specified limit as to the amount of principal that they may lose.
The Underlying Fund may also invest in commodity-linked instruments that offer no principal protection. At maturity, there is a risk that the underlying commodity index, futures contract or other economic variable may have declined sufficiently in value such that some or all of the face value of the instrument might not be returned. Some of the instruments that the Underlying Fund may invest in may have no principal protection and the instrument could lose all of its value.
The Underlying Fund does not currently expect to invest more than 25% of its total assets in structured notes under whose terms the potential loss, either at redemption or maturity, is expected to exceed 50% of the face value of the notes, calculated at the time of investment. The Underlying Fund does not currently intend to invest more than 10% of its total assets in notes that mature in more than 19 months.
Hedging Strategies. Financial futures contracts may be used by the Underlying Funds during or in anticipation of adverse market events such as interest rate changes for the Underlying Fixed Income Funds or declining equity prices for the Underlying Equity Funds. For example, if interest rates were anticipated to rise or equity prices were anticipated to fall, financial futures contracts may be sold (short hedge), which would have an effect similar to short selling bonds or equities. Once interest rates increase or equity prices fall, securities held in an Underlying Fund's portfolio may decline, but the futures contract value may increase, partly offsetting the loss in value of the Underlying Fund's securities by enabling the Underlying Fund to repurchase the futures contract at a lower price to close out the position.

The Underlying Funds may purchase a put and/or sell a call option or enter into an option spread on a stock index futures contract instead of selling a futures contract in anticipation of an equity market decline. Conversely, purchasing a call and/or selling a put option or entering into an option spread on a stock index futures contract may be used instead of buying a futures contract in anticipation of an equity market advance, or to temporarily create an equity exposure for cash reserves until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated market changes.
Risk Associated with Hedging Strategies. There are certain investment risks involved with using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. Another risk is that a liquid secondary market may not exist for a futures contract causing an Underlying Fund to be unable to close out the futures contract thereby affecting the Underlying Fund's hedging strategy.
In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability of data on which to make trading decisions than in the United States, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.
Lending Portfolio Securities. A Fund may lend securities to other parties (typically brokers, dealers, banks or other financial institutions) who may need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. The borrower provides the Underlying Fund with collateral in an amount at least equal to the value of the securities loaned. By lending its portfolio securities, an Underlying Fund attempts to increase its net investment income through investment earnings from collateral received or the receipt of negotiated fees on the securities lent.
Each Underlying Fund retains most rights of beneficial ownership, including interest or other distributions on the loaned securities. Any gain or loss in the market price of the securities lent that occurs during the term of the loan would be for the account of the Underlying Fund. Voting rights may pass with the lending. An Underlying Fund may recall loans to vote proxies if a material issue affecting the investment is to be voted upon. Payments received by an Underlying Fund in lieu of any dividends paid on the loaned securities will not be treated as “qualified dividend income” for purposes of determining what portion of an Underlying Fund’s dividends received by an Underlying Fund and distributed to its shareholders may be taxed at the rates generally applicable to long-term capital gains.
If the borrower defaults on its obligations to return the securities lent because of insolvency or other reasons, an Underlying Fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. These delays could be greater for foreign securities. If an Underlying Fund is not able to recover the securities lent, an Underlying Fund may sell the collateral and purchase a replacement security in the market. The value of the collateral could decrease below the value of the replacement security or the value of the replacement security could increase above the value of the collateral by the time the replacement security is purchased.
The Underlying Funds invest cash collateral received, at each Underlying Fund’s own risk, in an unregistered short-term investment fund advised by RIMCo. Income generated from the investment of the cash collateral is first used to pay any negotiated rebate to the borrower of the securities then to pay for lending transaction costs. Any remaining income is divided between the Fund and the unaffiliated lending agent.
An Underlying Fund may incur costs or possible losses in excess of the interest income and fees received in connection with securities lending transactions. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus any negotiated rebate to the borrower upon termination of the loan, an Underlying Fund must immediately pay the amount of the shortfall to the borrower.
No Underlying Fund may lend portfolio securities in an amount that exceeds 33 1⁄3% of total fund assets.
Illiquid and Restricted Securities. No more than 15% of an Underlying Fund's net assets will be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid. This limitation is applied at the time of purchase. A security is illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which an Underlying Fund has valued such security. There may be delays in selling illiquid securities at prices representing their fair value.

The Board of the Underlying Funds has adopted procedures to permit each Underlying Fund to deem as liquid the following types of securities that are otherwise presumed to be illiquid securities: (i) certain restricted securities that are eligible for resale pursuant to Rule 144A (“Rule 144A Securities”) under the Securities Act of 1933, as amended (the “Securities Act”); (ii) certain commercial paper issued in reliance on the exemption from registration provided by Section 4(a)(2) of the Securities Act (“Section 4(a)(2) Paper”); (iii) certain interest-only and principal-only fixed mortgage-backed securities issued by the United States government or its agencies and instrumentalities (collectively, “Eligible MBS”); (iv) certain municipal lease obligations and certificates of participation in municipal lease obligations (collectively, “Municipal Lease Obligations”); and (v) certain restricted debt securities that are subject to unconditional puts or demand features exercisable within seven days (“Demand Feature Securities”).
The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Underlying Funds pursuant to Rule 144A) may be negotiated at the time such securities are purchased by an Underlying Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, an Underlying Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. An Underlying Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.
When-Issued Securities and Delayed-Delivery Transactions. An Underlying Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a “when-issued” transaction or “forward commitment”) or purchase or sell securities for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield) so long as such transactions are consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. The Underlying Funds will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage but may dispose of a forward commitment or when-issued transaction prior to settlement if it is appropriate to do so and may realize short-term profits or losses upon such sale. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. When effecting such transactions, liquid assets of the Underlying Fund, in a dollar amount sufficient to make payment for the portfolio securities to be purchased, will be segregated on the Underlying Fund's records at the trade date and maintained until the transaction is settled. When-issued and delayed-delivery transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
Additionally, under certain circumstances, the RIC Russell Global Opportunistic Credit, RIC Russell Global Infrastructure, RIC Russell Global Equity and RIC Russell Emerging Markets Funds may occasionally engage in “free trade” transactions in which delivery of securities sold by the Underlying Fund is made prior to the Underlying Fund’s receipt of cash payment therefor or the Underlying Fund’s payment of cash for portfolio securities occurs prior to the Underlying Fund’s receipt of those securities. Cash payment in such instances generally occurs on the next business day in the local market. “Free trade” transactions involve the risk of loss to an Underlying Fund if the other party to the “free trade” transaction fails to complete the transaction after an Underlying Fund has tendered cash payment or securities, as the case may be.
Investment Company Securities and Pooled Investment Vehicles. The Underlying Funds may invest in securities of other open-end or closed-end investment companies. If an Underlying Fund invests in other investment companies, shareholders will bear not only their proportionate share of the Fund’s expenses (including operating expenses and the advisory fee paid by the Underlying Fund to RIMCo), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of the Funds but also to the portfolio investments of the underlying investment companies.
Some emerging market countries have laws and regulations that currently preclude direct foreign investments in the securities of their companies. However, indirect foreign investments in the securities of companies listed and traded on the stock exchanges in these countries are permitted through pooled investment vehicles or investment funds that have been specifically authorized.
Exchange Traded Funds or “ETFs.” The Underlying Funds may invest in shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds or ETFs. Typically, an ETF seeks to track the performance of an index, such as the S&P 500® or the NASDAQ 100, by holding in its portfolio either the same securities that comprise the index, or a representative sample of the index. Investing in an ETF will give an Underlying Fund exposure to the securities comprising the index on which the ETF is based, and the Underlying Funds will gain or lose value depending on the performance of the index. ETFs have expenses, including advisory and administrative fees paid by ETF shareholders, and, as a result, if a Fund invests in an ETF, an investor in the Underlying Fund will indirectly bear the fees and expenses of the underlying ETF.
Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value. The Underlying Funds may invest in ETFs that track equity market indices. The portfolios held by these ETFs are publicly disclosed on each trading day, and an approximation of actual net asset value is disseminated throughout the trading day. Because of this transparency, the trading prices of these index-based ETFs tend to closely track the actual net asset value of the underlying portfolios. The Underlying Funds may invest in ETFs that are based on fixed income indices, or that are actively managed. Actively managed ETFs may not have the transparency of index based ETFs, and therefore, may be more likely to trade at a discount or premium to actual net asset values. If an ETF held by the Fund trades at a discount to net asset value, the Fund could lose money even if the securities in which the ETF invests go up in value.
Short Sales. The RIC Russell U.S. Dynamic Equity Fund may utilize short selling strategies. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Underlying Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Underlying Fund replaces the borrowed security. The Underlying Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Underlying Fund to the risk of liability for the market value of the security that is sold (the amount of which liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although the Underlying Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. The proceeds of the short sale will be retained as collateral in a segregated account for the broker’s benefit at the Underlying Fund’s custodian, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Underlying Fund replaces a borrowed security in connection with a short sale, the Underlying Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover its short position in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short). These requirements may result in an Underlying Fund being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in an Underlying Fund needing to sell holdings at a disadvantageous time to satisfy its obligations or to meet segregation requirements.
Short Sales “Against the Box.” The RIC Russell U.S. Dynamic Equity Fund may utilize a short sale that is “against the box.” A short sale is “against the box” to the extent that the Underlying Fund contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short. Not more than 10% of the Underlying Fund's net assets (taken at current value) may be held as collateral for short sales against the box at any one time. The Underlying Fund does not intend to engage in short sales against the box for investment purposes. The Underlying Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Underlying Fund (or a security convertible or exchangeable for such security). In such case, any future losses in the Underlying Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Underlying Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Underlying Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.
Foreign Securities
Investment in Foreign Securities. The Underlying Funds may invest in foreign (non-U.S.) securities traded on U.S. or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the U.S. government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States. To the extent that an Underlying Fund’s principal investment strategies involve foreign (non-U.S.) securities, an Underlying Fund may tend to have a greater exposure to liquidity risk.
Investment in Emerging Markets. The Underlying Equity Funds may invest in emerging markets stocks. The Underlying Fixed Income Funds and the RIC Russell Commodity Strategies Fund may invest in the following types of emerging market debt: bonds; notes and debentures of emerging market governments; debt and other fixed-income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed-income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Underlying Funds. As a general rule, the Underlying Funds consider emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Foreign investment may include emerging market stock and emerging market debt.
Risks Associated with Emerging Markets. The considerations outlined above when making investments in foreign securities also apply to investments in emerging markets. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. As a result, emerging market governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that an Underlying Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Underlying Funds will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize that ownership exists in some emerging markets, along with other factors, could result in ownership registration being completely lost. The Underlying Funds would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Underlying Funds will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Because the Underlying Funds’ foreign securities will generally be denominated in foreign currencies, the value of such securities to the Underlying Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Underlying Funds’ foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging market countries’ currencies may not be internationally traded. Certain of these currencies have experienced devaluations relative to the U.S. dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Investments in emerging market country government debt securities involve special risks. Certain emerging market countries have historically experienced high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. As a result, a government obligor may default on its obligations. If such an event occurs, an Underlying Fund may have limited legal recourse against the issuer and/or guarantor.
Foreign Government Securities. Foreign government securities which the Underlying Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of “quasi-government agencies” and debt securities denominated in multinational currency units of an issuer.
The recent global economic crisis brought several governments close to bankruptcy and many other economies into recession and weakened the banking and financial sectors of many countries. For example, the governments of Greece, Spain, Portugal, and the Republic of Ireland have all recently experienced large public budget deficits, the effects of which remain unknown and may slow the overall recovery of economies from the recent global economic crisis. In addition, due to large public deficits, some countries may be dependent on assistance from other governments and institutions or multilateral agencies and offices. Such assistance may require a country to implement reforms or reach a certain level of performance. If a country receiving assistance fails to reach certain objectives or receives an insufficient level of assistance it could cause a deep economic downturn which could significantly affect the value of a Fund’s investments.
Privatizations. The RIC Russell Commodity Strategies Fund may invest in privatizations (i.e., foreign government programs of selling interests in government-owned or controlled enterprises). The ability of U.S. entities, such as the Underlying Fund, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be available or successful.
Synthetic Foreign Equity/Fixed Income Securities (also referred to as International Warrants, Local Access Products, Participation Notes or Low Exercise Price Warrants). The Underlying Fixed Income Funds and the RIC Russell Global Equity, RIF Non-U.S., RIC Russell Emerging Markets and RIC Russell Global Infrastructure Funds may invest in local access products. Local access products, also called participation notes, are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive a cash payment relating to the value of the underlying security or securities. The instruments may or may not be traded on a foreign exchange. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. These types of instruments may be exercisable in the American style, which means that they can be exercised at any time on or before the expiration date of the instrument, or exercisable in the European style, which means that they may be exercised only on the expiration date. Local access products have an exercise price, which is fixed when they are issued.
Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to Counterparty risk, liquidity risk, currency risk and the risks associated with investment in foreign securities. In the case of any exercise of the instruments, there may be a time delay between the time a holder gives instructions to exercise and the time the price of the security or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date of the local access products may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the instruments, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the local access products may become worthless resulting in a total loss of the purchase price.
Equity Linked Notes. The RIC Russell Global Equity, RIF Non-U.S. and RIC Russell Emerging Markets Funds may invest in equity linked notes, which are instruments whose return is determined by the performance of a single equity security, a basket of equity securities or an equity index. The principal payable at maturity is based on the current price of the linked security, basket or index. Equity linked notes are generally subject to the risks associated with the securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity-linked, may return a lower amount at maturity because of a decline in value of the linked security or securities. Equity linked notes are also subject to default risk and Counterparty risk.

Foreign Currency Exchange. Since the Underlying Funds may invest in securities denominated in currencies other than the U.S. dollar, and since the Underlying Funds may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Underlying Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of the Underlying Fund assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Underlying Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the U.S. and a particular foreign country, including economic and political developments in other countries. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country’s central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies. The Underlying Funds may use hedging techniques with the objective of protecting against loss through the fluctuation of the value of foreign currencies against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures.
Equity Securities
Common Stocks. The Underlying Funds may invest in common stocks, which are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the entity, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so. The Underlying Funds' may invest in common stocks and other securities issued by medium capitalization, small capitalization and micro capitalization companies and companies with capitalization smaller than the Russell 2000(R) Index.  Please see the Underlying Funds' Prospectuses for the risks associated with investments in securities of these capitalization sizes.
Preferred Stocks. The Underlying Funds may invest in preferred stocks, which are shares of a corporation or other entity that pay dividends at a specified rate and have precedence over common stock in the payment of dividends. If the corporation or other entity is liquidated or declares bankruptcy, the claims of owners of preferred stock will have precedence over the claims of owners of common stock, but not over the claims of owners of bonds. Some preferred stock dividends are non-cumulative, but some are “cumulative,” meaning that they require that all or a portion of prior unpaid dividends be paid to preferred stockholders before any dividends are paid to common stockholders. Certain preferred stock dividends are “participating” and include an entitlement to a dividend exceeding the specified dividend rate in certain cases. Investments in preferred stocks carry many of the same risks as investments in common stocks and debt securities.
Convertible Securities. The Underlying Funds may invest in convertible securities, which entitle the holder to acquire the issuer’s common stock by exchange or purchase for a predetermined rate. Convertible securities can be bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Convertible securities rank senior to common stocks in a corporation's capital structure. They are consequently of higher quality and entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Underlying Funds may purchase convertible securities rated Ba or lower by Moody's Investors Service, Inc. (“Moody's”), BB or lower by Standard & Poor's Ratings Group (“S&P”) or BB+ or lower by Fitch Investors Services, Inc. (“Fitch”) and may also purchase non-rated securities considered by a money manager to be of comparable quality. Although a money manager selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the Underlying Funds, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.
Rights and Warrants. The Underlying Funds may invest in rights and warrants. Rights and warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Rights are similar to warrants but typically have shorter durations and are offered to current stockholders of the issuer. Changes in the value of a right or a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a right or a warrant may be more volatile than the price of its underlying security, and a right or a warrant may offer greater potential for capital loss.

Real Estate Investment Trusts or “REITs.” The Underlying Equity Funds may invest in REITs. REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. For the RIF Global Real Estate Securities Fund, it is anticipated, although not required, that under normal circumstances a majority of the Fund’s investments in REITs will consist of securities issued by equity REITs.
An Underlying Fund's investments in REITs are subject to the risks associated with particular properties and with the real estate market in general, including the risks of a general downturn in real estate values. Mortgage REITs may be affected by the creditworthiness of the borrower. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. An Underlying Fund's investments in REITs is also subject to changes in availability of debt financing, heavy cash flow dependency, tenant defaults, self-liquidation, and, for U.S. REITs, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended (the “Code”) or failing to maintain exemption from the 1940 Act. By investing in REITs indirectly through the Underlying Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Underlying Fund.
Depositary Receipts. The Underlying Equity Funds may hold securities of foreign issuers in the form of American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), or other securities convertible into securities of eligible non-U.S. issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts (“CDRs”), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world. GDRs are traded on major stock exchanges, particularly the London SEAQ International trading system. For purposes of an Underlying Fund’s investment policies, the Underlying Fund’s investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.
ADR facilities may be established as either “unsponsored” or “sponsored.” While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. Unsponsored depositary receipts tend to trade over the counter, and are issued without the involvement of the underlying non-U.S. company whose stock underlies the depositary receipts. Shareholder benefits, voting rights and other attached rights may not be extended to the holder of an unsponsored depositary receipt. The Underlying Funds may invest in sponsored and unsponsored ADRs.
“Special Situation” Companies. The RIC Russell Commodity Strategies Fund may invest in “special situation companies.” “Special situation companies” are companies involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company’s stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a “special situation company” may decline significantly. The Underlying Fund believes, however, that if a money manager analyzes “special situation companies” carefully and invests in the securities of these companies at the appropriate time, it may assist the Underlying Fund in achieving its investment objectives. There can be no assurance, however, that a special situation that exists at the time of its investment will be consummated under the terms and within the time period contemplated.
Investment in Unseasoned Companies. The Underlying Equity Funds may invest in companies (including predecessors) which have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.
Master Limited Partnerships (“MLPs”). The Underlying Equity Funds may invest in MLPs. An MLP is a publicly traded limited partnership. Holders of MLP units have limited control on matters affecting the partnership. An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for Federal income tax purposes.
Debt Instruments and Money Market Instruments
To the extent an Underlying Fund invests in the following types of debt securities, its net asset value may change as the general levels of interest rates fluctuate. When interest rates decline, the value of debt securities can be expected to rise. Conversely, when interest rates rise, the value of debt securities can be expected to decline. An Underlying Fund's investments in debt securities with longer terms to maturity are subject to greater volatility than an Underlying Fund’s shorter-term obligations. Debt securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.
U.S. Government Obligations. The types of U.S. government obligations the Funds and Underlying Funds may purchase include: (1) a variety of U.S. Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) U.S. Treasury bills that at time of issuance have maturities of one year or less, (b) U.S. Treasury notes that at time of issuance have maturities of one to ten years and (c) U.S. Treasury bonds that at time of issuance generally have maturities of greater than ten years; and (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. government agency or instrumentality or (d) the credit of the agency or instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the U.S. government will provide financial support to such U.S. government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future since it is not obligated to do so by law. Accordingly, such U.S. government obligations may involve risk of loss of principal and interest. The Underlying Funds may invest in fixed-rate and floating or variable rate U.S. government obligations. The Underlying Funds may purchase U.S. government obligations on a forward commitment basis.
The Underlying Fixed Income Funds may also purchase Treasury Inflation Protected Securities (“TIPS”). TIPS are U.S. Treasury securities issued at a fixed rate of interest but with principal adjusted every six months based on changes in the Consumer Price Index. As changes occur in the inflation rate, as represented by the Consumer Price Index, the value of the security’s principal is adjusted by the same proportion. If the inflation rate falls, the principal value of the security will be adjusted downward, and consequently, the interest payable on the securities will be reduced.
STRIPS. The Underlying Fixed Income Funds may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. See “Zero Coupon Securities” below for a fuller discussion of such securities. STRIPS tend to be subject to the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.
Repurchase Agreements. The Underlying Fixed Income Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which the Underlying Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Underlying Fund and is unrelated to the interest rate on the security. The securities acquired by the Underlying Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Underlying Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. Subject to the overall limitations described in “Illiquid Securities,” an Underlying Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.
Risk Factors. The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Underlying Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities are collateral for a loan by the Underlying Fund and not within its control and therefore the realization by the Underlying Fund on such collateral may be automatically stayed. It is possible that the Underlying Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.
Reverse Repurchase Agreements and Dollar Rolls. The Underlying Fixed Income Funds may enter into reverse repurchase agreements. A reverse repurchase agreement is a transaction whereby an Underlying Fund transfers possession of a portfolio security to a bank or broker–dealer in return for a percentage of the portfolio security’s market value. The Underlying Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Underlying Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of an Underlying Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Underlying Fund's records while a reverse repurchase agreement is in effect. Reverse repurchase agreements are subject to the risk that the other party may fail to return the security in a timely manner or at all. An Underlying Fund may lose money if the market value of the security transferred by the Underlying Fund declines below the repurchase price. Reverse repurchase agreements may be considered a form of borrowing for some purposes.
The Underlying Fixed Income Funds may purchase dollar rolls. A “dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction, an Underlying Fund sells a mortgage-related security, such as a security issued by Government National Mortgage Association (“GNMA”), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which an Underlying Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which an Underlying Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Underlying Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to an Underlying Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.
An Underlying Fund's obligations under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets equal in value to the securities subject to repurchase by the Underlying Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Underlying Funds’ restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to an Underlying Fund’s overall limitations on investments in illiquid securities.
Successful use of mortgage dollar rolls depends on an Underlying Fund’s ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities an Underlying Fund is required to purchase may decline below the agreed upon repurchase price.
Corporate Debt Securities. The Underlying Funds may invest in debt securities, such as convertible and non-convertible bonds, preferred stock, notes and debentures, issued by corporations, limited partnerships and other similar entities. Investments in securities that are convertible into equity securities and preferred stock have characteristics of equity as well as debt securities, and their value may be dependent in part on the value of the issuer’s equity securities. The Underlying Funds may also invest in debt securities that are accompanied by warrants which are convertible into the issuer’s equity securities, which have similar characteristics. See “Equity Securities” above for a fuller description of convertible securities.

The Underlying Fixed Income Funds and the RIC Russell Global Infrastructure Fund may invest in corporate debt securities issued by infrastructure companies.
Securities Issued in Connection with Reorganizations and Corporate Restructuring. In connection with reorganizing or restructuring of an issuer or its capital structure, an issuer may issue common stock or other securities to holders of debt instruments. An Underlying Fixed Income Fund may hold such common stock and other securities even though it does not ordinarily purchase or may not be permitted to purchase such securities.
Zero Coupon Securities. The Underlying Fixed Income Funds may invest in zero coupon securities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.
Government Zero Coupon Securities. The RIC Russell Commodity Strategies Fund may invest in (i) government securities that have been stripped of their unmatured interest coupons, (ii) the coupons themselves and (iii) receipts or certificates representing interests in stripped government securities and coupons (collectively referred to as “Government zero coupon securities”).
Mortgage-Related And Other Asset-Backed Securities.
The forms of mortgage-related and other asset-backed securities the Underlying Fixed Income Funds and the RIC Russell Commodity Strategies Fund may invest in include the securities described below.
Reverse Mortgages. Certain Underlying Funds may invest in mortgage-related securities that reflect an interest in reverse mortgages. Due to the unique nature of the underlying loans, reverse mortgage-related securities may be subject to risks different than other types of mortgage-related securities. The date of repayment for such loans is uncertain and may occur sooner or later than anticipated. The timing of payments for the corresponding mortgage-related security may be uncertain.
Mortgage Pass-Through Securities. Mortgage pass-through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are “pass-through” securities because they provide investors with monthly payments of principal and interest which in effect are a “pass-through” of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the Government National Mortgage Association (“GNMA”), which is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Government related issuers include the Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association (“FNMA”), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.
Collateralized Mortgage Obligations. Collateralized mortgage obligations (“CMOs”) are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and pre-paid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or “tranches”), with each class bearing a different stated maturity.
Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit liquidity support, surety bond, limited guarantee by another entity or by priority to certain of the borrower’s other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security’s par value. If the credit enhancement held by an Underlying Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Underlying Fund may experience loss or delay in receiving payment and a decrease in the value of the security.
To-Be-Announced Mortgage-Backed Securities. As with other delayed-delivery transactions, a seller agrees to issue a to-be-announced mortgage-backed security (a “TBA”) at a future date. A TBA transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date. However, at the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, an Underlying Fund agrees to accept any mortgage-backed security that meets specified terms. Thus, the Underlying Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. TBAs are subject to the risk that the underlying mortgages may be less favorable than anticipated by an Underlying Fund.
Risk Factors. The value of an Underlying Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying instruments. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, an Underlying Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of an Underlying Fund’s portfolio at the time the Underlying Fund receives the payments for reinvestment.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
MBS held by an Underlying Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes and other risks than governmental issues. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike MBS issued or guaranteed by the U.S. government or a government sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, greater credit risk or different underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in an Underlying Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-backed securities may include MBS, loans, receivables or other assets. The value of the Underlying Fund’s asset-backed securities may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the creditworthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments, which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying asset-backed securities have become an increasing risk for asset-backed securities that are secured by home-equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Underlying Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Underlying Funds to dispose of any then existing holdings of such securities.
Structured Investment Vehicles. Certain investments in derivatives, including structured instruments as well as investments in mortgage-backed securities and asset-backed securities, involve the purchase of securities from structured investment vehicles (SIVs). SIVs are legal entities that are sponsored by banks, broker-dealers or other financial firms specifically created for the purpose of issuing particular securities or instruments. SIVs are often leveraged and securities issued by SIVs may have differing credit ratings. Investments in SIVs present Counterparty risks, although they may be subject to a guarantee or other financial support by the sponsoring entity. Investments in SIVs may be more volatile, less liquid and more difficult to price accurately than other types of investments.
Because SIVs depend on short-term funding through the issuance of new debt, if there is a slowdown in issuing new debt or a smaller market of purchasers of the new debt, the SIVs may have to liquidate assets at a loss. Also, with respect to SIVs assets in finance companies, an Underlying Fund may have significant exposure to the financial services market which, depending on market conditions, could have a negative impact on the Underlying Fund.
Collateralized Loan Obligations. The Underlying Fixed Income Funds may invest in collateralized loan obligations (“CLOs”). CLOs are special purpose entities which are collateralized mainly by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CLOs may charge management and other administrative fees. Payments of principal and interest are passed through to investors in a CLO and divided into several tranches of rated debt securities and typically at least one tranche of unrated subordinated securities, which may be debt or equity (“CLO Securities”). CLO Securities generally receive some variation of principal and/or interest installments and, with the exception of certain subordinated securities, bear different interest rates. If there are defaults or a CLO’s collateral otherwise underperforms, scheduled payments to senior tranches typically take priority over less senior tranches.
Risk Factors. In addition to normal risks associated with debt obligations and fixed income and/or asset-backed securities as discussed elsewhere in this SAI and the Prospectuses (e.g., credit risk, interest rate risk, market risk, default risk and prepayment risk), CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments and one or more tranches may be subject to up to 100% loss of invested capital; (ii) the quality of the collateral may decline in value or default; (iii) the Underlying Fixed Income Funds may invest in CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
A CLO’s investments in its underlying assets may be CLO Securities that are privately placed and thus are subject to restrictions on transfer to meet securities law and other legal requirements. In the event that any Underlying Fixed Income Fund does not satisfy certain of the applicable transfer restrictions at any time that it holds CLO Securities, it may be forced to sell the related CLO Securities and may suffer a loss on sale. CLO Securities generally will be considered illiquid as there may be no secondary market for the CLO Securities.
Loans and Other Direct Indebtedness. The Underlying Fixed Income Funds may purchase loans or other direct indebtedness, or participations in loans or other direct indebtedness, that entitle the acquiror of such interest to payments of interest, principal and/or other amounts due under the structure of the loan or other direct indebtedness. This may include investments in floating rate “bank loans” or “leveraged loans,” which are generally loans issued to below investment grade companies that carry floating coupon payments. This may also include debtor-in-possession financing for companies currently going through the bankruptcy process. In addition to being structured as secured or unsecured, such investments could be structured as novations or assignments or represent trade or other claims owed by a company to a supplier. Loan participations typically represent direct participation in a loan to a borrower, and generally are offered by banks or other financial institutions or lending syndicates.
Risk Factors. Loans and other direct indebtedness involve the risk that an Underlying Fund will not receive payment of principal, interest and other amounts due in connection with these investments, which depend primarily on the financial condition of the borrower. Loans that are fully secured offer an Underlying Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by an Underlying Fund may involve revolving credit facilities or other standby financing commitments which obligate an Underlying Fund to pay additional cash on a certain date or on demand. These commitments may require an Underlying Fund to increase its investment in a company at a time when that Underlying Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that an Underlying Fund is committed to advance additional funds, it will at all times hold and segregate liquid assets in an amount sufficient to meet such commitments. Default or an increased risk of default in the payment of interest or principal on a loan results in a reduction in income to an Underlying Fund, a reduction in the value of the loan and a potential decrease in an Underlying Fund’s net asset value. The risk of default increases in the event of an economic downturn or a substantial increase in interest rates. If a borrower defaults on its obligations, an Underlying Fund may end up owning any underlying collateral securing the loan and there is no assurance that sale of the collateral would raise enough cash to satisfy the borrower’s payment obligation or that the collateral can be liquidated. If the terms of a loan do not require the borrower to pledge additional collateral in the event of a decline in the value of the original collateral, an Underlying Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the loan. To the extent that a loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of bankruptcy of the borrower. Senior loans are subject to the risk that a court may not give lenders the full benefit of their senior positions. In addition, there is less readily available, reliable information about most senior loans than is the case for many other types of securities.
Investments in floating rate “bank loans” or “leveraged loans” are generally rated below investment grade and are expected to exhibit credit risks similar to “high yield” or “junk” bonds. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Bank loans have recently experienced significant investment inflows and if inflows reverse, bank loans could be subject to liquidity risk and lose value. Bank loans generally are subject to legal or contractual restrictions on resale and to illiquidity risk. In addition, investments in bank loans are typically subject to the risks of floating rate securities and “high yield” or “junk bonds.” Investments in such loans and other direct indebtedness may involve additional risk to an Underlying Fund. Senior loans made in connection with highly leveraged transactions are subject to greater risks than other senior loans. For example, the risks of default or bankruptcy of the borrower or the risks that other creditors of the borrower may seek to nullify or subordinate an Underlying Fund’s claims on any collateral securing the loan are greater in highly leveraged transactions.
As an Underlying Fund may be required to rely on an interposed bank or other financial intermediary to collect and pass on to the Underlying Fund amounts payable with respect to the loan and to enforce the Underlying Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Underlying Fund from receiving such amounts.
In purchasing loans or loan participations, an Underlying Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale. Loan participations are generally illiquid investments and are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations.
Credit Linked Notes, Credit Options and Similar Instruments. The RIC Russell Global Opportunistic Credit Fund may invest in credit linked notes, credit options and similar instruments. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the initiation of the option. These transactions involve counterparty risk.
Brady Bonds. The Underlying Fixed Income Funds may invest in Brady Bonds, the products of the “Brady Plan,” under which bonds are issued in exchange for cash and certain of a country's outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily U.S.-dollar) and are actively traded on the over-the-counter market.
Bank Instruments. The Underlying Fixed Income Funds may invest in bank instruments, which include Eurodollar certificates of deposit (“ECDs”), Eurodollar time deposits (“ETDs”) and Yankee Certificates of Deposit (“Yankee CDs”).
Risk Factors. ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are U.S. dollar denominated certificates of deposit issued by foreign branches of U.S. and foreign banks; ETDs are U.S. dollar denominated time deposits in a foreign branch of a U.S. bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.
Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information.
High Yield Bonds. The Underlying Funds, except the RIC Russell Investment Grade Bond Fund, may invest in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”), which include securities rated BBB- or lower by S&P, Baa3 or lower by Moody’s or BBB- or lower by Fitch (using highest of split ratings), or in unrated securities judged to be of similar credit quality to those designations. Securities rated BBB- by S&P, Baa3 by Moody’s or BBB- by Fitch are the lowest ratings which are considered “investment grade,” although Moody’s considers securities rated Baa3, S&P considers bonds rated BBB- and Fitch considers bonds rated BBB-, to have some speculative characteristics.
Risks Associated with High Yield Bonds. Lower rated debt securities, or junk bonds, generally offer a higher yield than that available from higher grade issues but involve higher risks because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates.
Lower rated or unrated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of lower rated debt securities are often less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn, for example, could cause a sharper decline in the prices of lower rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of lower rated debt securities defaults, an Underlying Fund may incur additional expenses to seek financial recovery and may not recover the full amount or any of its investment.
In addition, the markets in which lower rated or unrated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish an Underlying Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Underlying Fund’s shares. While such debt may have some quality and protective characteristics, these are generally outweighed by large uncertainties or major risk exposure to adverse conditions.
Securities rated BBB- by S&P, Baa3 by Moody’s or BBB by Fitch may involve greater risks than securities in higher rating categories. Securities receiving S&P’s BBB- rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories. For further description of the various rating categories, see “Credit Rating Definitions.”
Securities possessing Moody’s Baa3 rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security are judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well.
Securities possessing Fitch’s BBB- rating indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.
Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of investment grade securities, and the ability of an Underlying Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Underlying Fund was investing only in investment grade securities.
The money managers of the Underlying Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency’s opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than a rating indicates.
Auction Market and Remarketed Preferred Stock. The Underlying Fixed Income Funds and the RIC Russell Commodity Strategies Fund may purchase certain types of auction market preferred stock (“AMPS”) or remarketed preferred stock (“RPS”) subject to a demand feature. These purchases may include AMPS and RPS issued by closed-end investment companies. AMPS and RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. AMPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both AMPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing, which are typically held weekly, is successful. If the auction or remarketing fails, the holder of certain types of AMPS or RPS may exercise a demand feature and has the right to sell the AMPS or RPS to a third party guarantor or Counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations, or other factors.
Alternative Minimum Tax Bonds. The RIC Russell Commodity Strategies Fund may invest in “Alternative Minimum Tax Bonds,” which are certain bonds issued after August 7, 1986 to finance certain non-governmental activities. While the income from Alternative Minimum Tax Bonds is exempt from regular federal income tax, it is a tax preference item for purposes of the federal individual and corporate “alternative minimum tax.” The alternative minimum tax is a special tax that applies to taxpayers who have certain adjustments or tax preference items. Available returns on Alternative Minimum Tax Bonds acquired by an Underlying Fund may be lower than those from other Municipal Obligations acquired by the Fund due to the possibility of federal, state and local alternative minimum or minimum income tax liability on Alternative Minimum Tax Bonds.

Event-Linked Bonds. The RIC Russell Commodity Strategies Fund may invest in “event-linked bonds.” Event-linked bonds are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other onshore or offshore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, an Underlying Fund may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Underlying Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked bonds may also expose an Underlying Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.
Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history for these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that an Underlying Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and an Underlying Fund will only invest in event-linked bonds that meet the credit quality requirements for the Fund.
Deferred Interest, Pay-In-Kind and Capital Appreciation Bonds. The RIC Russell Commodity Strategies Fund's investments in fixed income securities may include deferred interest, pay-in-kind (“PIK”) and capital appreciation bonds. Deferred interest and capital appreciation bonds are debt securities issued or sold at a discount from their face value and which do not entitle the holder to any periodic payment of interest prior to maturity or a specified date. The original issue discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. These securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interests in such stripped debt obligations or coupons. The market prices of deferred interest, capital appreciation bonds and PIK securities generally are more volatile than the market prices of interest bearing securities and are likely to respond to a greater degree to changes in interest rates than interest bearing securities having similar maturities and credit quality.
PIK securities may be debt obligations or preferred shares that provide the issuer with the option of paying interest or dividends on such obligations in cash or in the form of additional securities rather than cash. Similar to deferred interest bonds, PIK securities are designed to give an issuer flexibility in managing cash flow. PIK securities that are debt securities can be either senior or subordinated debt and generally trade flat (i.e., without accrued interest). The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment.
Deferred interest, capital appreciation and PIK securities involve the additional risk that, unlike securities that periodically pay interest to maturity, an Underlying Fund will realize no cash until a specified future payment date unless a portion of such securities is sold and, if the issuer of such securities defaults, the Underlying Fund may obtain no return at all on its investment. In addition, even though such securities do not provide for the payment of current interest in cash, an Underlying Fund is nonetheless required to accrue income on such investments for each taxable year and generally is required to distribute such accrued amounts (net of deductible expenses, if any) to avoid being subject to tax. Because no cash is generally received at the time of the accrual, an Underlying Fund may be required to liquidate other portfolio securities to obtain sufficient cash to satisfy federal tax distribution requirements applicable to the Underlying Fund. A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable.
Municipal Debt Instruments.
The recent economic downturn and budgetary constraints have made municipal securities more susceptible to downgrade, default and bankruptcy. In addition, difficulties in the municipal securities markets could result in increased illiquidity, price volatility and credit risk, and a decrease in the number of municipal securities investment opportunities. The value of municipal securities may also be affected by uncertainties involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy, as expanded further below. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. These uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities.

The City of Detroit filed for federal bankruptcy protection on July 18, 2013. The bankruptcy of large cities such as Detroit is relatively rare, making the consequences of such bankruptcy filings difficult to predict. Accordingly, it is unclear what impact a large city’s bankruptcy filing would have on the city's outstanding obligations or on the obligations of other municipal issuers in that state. It is possible that the city could default on, restructure or otherwise avoid some or all of these obligations, which may negatively affect the marketability, liquidity and value of securities issued by the city and other municipalities in that state. For Underlying Funds that may hold securities that are affected by a city's bankruptcy filing, the Underlying Fund's investments in those securities may lose value, which could cause the Underlying Fund's performance to decline.
Municipal Obligations and Bonds. The Underlying Fixed Income Funds and the RIC Russell Commodity Strategies Fund may invest in “municipal obligations.” Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which may be exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications—General Obligation Bonds and Revenue Bonds.
General Obligation Bonds – are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest.
Revenue Bonds – are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.
Industrial Development Bonds – are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds but rather the pledge of credit by the core obligor. The payment of the principal and interest on such bonds is dependent on the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.
Municipal obligations include the obligations of the governments of Puerto Rico and other U.S. territories and their political subdivisions, such as the U.S. Virgin Islands and Guam. General obligations and/or revenue bonds of issuers located in U.S. territories may be affected by political, social and economic conditions in such U.S. territories. The sources of payment for such obligations and the marketability thereof may be affected by financial and other difficulties experienced by such issuers. Puerto Rico’s economy has been in a recession since late 2006, which has contributed to reduced government revenues. In addition, Puerto Rico has high levels of national debt and in 2013 its general obligation credit rating was lowered by Fitch to BBB-, which is the lowest investment grade category. The market prices and yields of Puerto Rican general obligations may be adversely affected by the ratings downgrade and any future downgrades. There can be no assurance that current or future economic difficulties in Puerto Rico will not adversely affect the market value of Puerto Rico municipal obligations or the ability of particular issuers to make timely payments of debt service on these obligations. Guam’s economy depends in large measure on tourism and the U.S. military presence, each of which is subject to uncertainties as a result of global economic, social and political events. Any reduction in tourism or the U.S. military presence could adversely affect Guam’s economy. Tourism accounts for a substantial portion of the U.S. Virgin Islands’ gross domestic product. A weak economy, war, epidemic outbreaks or the threat of terrorist activity, among other influences that are beyond the control of the territory, can adversely affect its tourism.
Municipal Notes. The Underlying Fixed Income Funds and the RIC Russell Commodity Strategies Fund may invest in municipal notes. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short-term capital needs. Municipal notes include:
Tax Anticipation Notes – issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.
Bond Anticipation Notes – issued in expectation of a municipality issuing a long-term bond in the future. Usually the long-term bonds provide the money for the repayment of the notes.
Revenue Anticipation Notes – issued in expectation of receipt of other types of revenues such as certain federal revenues.
Construction Loan Notes – sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.

Pre-Refunded Municipal Bonds – bonds no longer secured by the credit of the issuing entity, having been escrowed with U.S. Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.
Tax Free Commercial Paper – a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short-term financing in anticipation of long-term financing.
Variable Rate Demand Notes – long-term, taxable, or tax-exempt bonds issued on a variable rate basis that can be tendered for purchase at par whenever rates reset upon contractual notice by the investor. The bonds tendered are then resold by the remarketing agent in the secondary market to other investors. Variable Rate Demand Notes can be converted to a long term fixed rate security upon appropriate notice by the issuer. The Underlying Funds' money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Underlying Funds.
Tax Free Participation Certificates – tax free floating, or variable rate demand notes which are issued by a municipal or governmental entity that sells a participation in the note. They are usually purchased by the RIC Russell Commodity Strategies Fund to maintain liquidity. The Underlying Funds' money managers will continually monitor the pricing, quality and liquidity of the participation certificates.
A participation certificate gives an Underlying Fund an undivided interest in the municipal obligation in the proportion that the Underlying Fund’s participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or an insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Underlying Fund. The Underlying Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days’ notice for all or any part of the full principal amount of the Underlying Fund’s participation interest in the security plus accrued interest. The Underlying Funds' money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Underlying Funds in order to make redemptions of Fund Shares, or (3) to maintain the required quality of its investment portfolios.
The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by an Underlying Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Underlying Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. The Underlying Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Underlying Fund.
Puts, Stand-by Commitments and Demand Notes. The Underlying Fixed Income Funds may purchase municipal obligations with the right to a “put” or “stand-by commitment.” A “put” on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand-by commitment gives the holder the right to sell the underlying security to the seller at an agreed-upon price or yield on certain dates or within a specified period prior to maturity.
The Underlying Funds will enter into put and stand-by commitments with institutions such as banks and broker-dealers that the Underlying Funds' money managers believe continually satisfy the Underlying Funds' credit quality requirements.
The RIC Russell Commodity Strategies Fund may also invest in demand notes that are supported by credit and liquidity enhancements from U.S. government agencies. Demand notes are obligations with the right to a “put,” obligating the provider of the put to buy the security within a specified time and at an agreed upon price. Variable rate demand notes are floating rate instruments with terms of as much as 40 years which pay interest monthly or quarterly based on a floating rate that is reset daily or weekly based on an index of short-term municipal rates. Liquidity is provided with a put feature, which allows the holder to put the security at par plus accrued interest on any interest rate reset date, usually with one or seven days notice. Variable rate demand notes almost always have credit enhancement in the form of either a letter of credit or bond insurance.

The Underlying Funds may purchase floating or variable rate municipal obligations, some of which are subject to payment of principal by the issuer on demand by the Underlying Funds (usually not more than thirty days’ notice). The Underlying Funds may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.
Risk Factors. The ability of the Underlying Funds to exercise the put or stand-by commitment may depend on the seller’s ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. A seller may be unable to honor a put or stand-by commitment for financial reasons. Restrictions in the buy back arrangement may not obligate the seller to repurchase the securities or may prohibit the Underlying Funds from exercising the put or stand-by commitment except to maintain portfolio flexibility and liquidity. (See “Certain Investments—
Municipal Notes—Tax Free Participation Certificates.”)
Variable Amount Master Demand Notes. The Underlying Fixed Income Funds may invest in variable amount master demand notes. Variable amount master demand notes are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. A variable amount master demand note differs from ordinary commercial paper in that (1) it is issued pursuant to a written agreement between the issuer and the holders, (2) its amount may, from time to time, be increased (may be subject to an agreed maximum) or decreased by the holder of the issue, (3) it is payable on demand, (4) its rate of interest payable varies with an agreed upon formula and (5) it is not typically rated by a rating agency.
Variable and Floating Rate Securities. The Underlying Fixed Income Funds and the RIC Russell Commodity Strategies Fund may invest in variable and floating rate securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever the specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a specified margin above or below the prime rate of a specified bank or some similar objective standard, such as the yield on the 90-day U.S. Treasury Bill, and may change as often as daily. Generally, changes in interest rates on variable and floating rate securities will reduce changes in the securities' market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed–income obligations with a fixed interest rate.
The Underlying Funds may purchase variable rate U.S. government obligations which are instruments issued or guaranteed by the U.S. government, or an agency or instrumentality thereof, which have a rate of interest subject to adjustment at regular intervals but no less frequently than every 762 days. Variable rate U.S. government obligations whose interest rates are readjusted no less frequently than every 762 days will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.
Commercial Paper. The Underlying Fixed Income Funds and the RIC Russell Commodity Strategies Fund may invest in commercial paper, which consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.
Asset-Backed Commercial Paper. The Underlying Fixed Income Funds and the RIC Russell Commodity Strategies Fund may invest in asset-backed commercial paper. This is commercial paper issued by a bankruptcy remote special purpose entity to fund the acquisition of financial assets (such as trade receivables, commercial loans, auto and equipment loans, leases or collateral debt obligations) that is repaid from the cash flows of those receivables on a specific date.
Indexed Commercial Paper. The Underlying Fixed Income Funds and the RIC Russell Commodity Strategies Fund may invest in indexed commercial paper, which is U.S.-dollar denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S.-dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.
While such commercial paper entails risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables an Underlying Fund to hedge (or cross-hedge) against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return.

Credit and Liquidity Enhancements. The Underlying Fixed Income Funds and the RIC Russell Commodity Strategies Fund may invest in securities supported by credit and liquidity enhancements from third parties, generally letters of credit from foreign or domestic banks. Liquidity enhancements may be used to shorten the maturity of the debt obligation through a demand feature. Adverse changes in the credit quality of these institutions could cause losses to the Underlying Funds that invest in these securities and may affect their share price.
Funding Agreements. The Underlying Fixed Income Funds and the RIC Russell Commodity Strategies Fund may invest in various types of funding agreements. A funding agreement is an obligation of indebtedness negotiated privately between an investor and an insurance company. A funding agreement has a fixed maturity date and may have either a fixed or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by the Underlying Fund may be regarded as illiquid and therefore will be subject to the Underlying Fund’s limitation on illiquid investments.
Investment in a Subsidiary by the Russell Commodity Strategies Fund
The RIC Russell Commodity Strategies Fund will invest up to 25% of its total assets in the shares of its wholly owned and controlled Subsidiary. Investments in its Subsidiary are expected to provide the Underlying Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent IRS rulings, as discussed below under “Taxes-Tax Treatment of Commodity-Linked Swaps and Structured Notes.” The Subsidiary of the RIC Russell Commodity Strategies Fund is managed by RIMCo and advised by the Underlying Fund’s money managers, and has the same investment objective as the RIC Russell Commodity Strategies Fund. The Subsidiary of the RIC Russell Commodity Strategies Fund may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on them (unlike the RIC Russell Commodity Strategies Fund, which may not invest without limitation in such investments). However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as its Underlying Fund, including the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. The Subsidiary is managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by its Underlying Fund. The Subsidiary is a company organized under the laws of the Cayman Islands, and is overseen by its own board of directors. The Underlying Fund is the sole shareholder of its Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors.
By investing in its Subsidiary, the Underlying Fund is indirectly exposed to the risks associated with its Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are subject to the same risks that would apply to similar investments if held directly by the Underlying Fund. Although the Underlying Fund may enter into commodity-linked derivative instruments directly, the Underlying Fund will likely gain exposure to these derivative instruments indirectly by investing in its Subsidiary. To the extent that RIMCo or a money manager believes that these commodity-linked derivative instruments are better suited to provide exposure to the commodities market than commodity index-linked notes, an Underlying Fund’s investment in its Subsidiary will likely increase. The Subsidiary will also invest in fixed income instruments, some of which are intended to serve as margin or collateral for the Subsidiary’s derivatives positions.
Subject to its investment management agreement with the Subsidiary, RIMCo selects money managers for the Subsidiary, allocates Subsidiary assets among money managers, oversees the money managers and evaluates their performance results. The Subsidiary’s money managers select the individual portfolio securities for the assets assigned to them. Neither RIMCo nor the money managers receive any additional compensation for doing so. The Subsidiary also has entered into an administration agreement with RFSC, pursuant to which RFSC provides certain administrative services for the Subsidiary, but receives no additional compensation for doing so. The Subsidiary has also entered into separate contracts for the provision of custody, transfer agency, and accounting agent services with the same or with affiliates of the same service providers that provide those services to the Underlying Fund.
The Subsidiary is not registered under the 1940 Act, and, although the Subsidiary is subject to the same fundamental, non-fundamental and certain other investment restrictions as its Fund, the Subsidiary is not subject to all the investor protection of the 1940 Act. However, the Underlying Fund wholly owns and controls its Subsidiary, and the Underlying Fund and its Subsidiary are managed by RIMCo, making it unlikely that the Subsidiary will take action contrary to the interests of its Underlying Fund and the Underlying Fund’s shareholders. The Underlying Fund's Board of Trustees has oversight responsibility for the investment activities of the Underlying Fund, including the Underlying Fund’s investment in its Subsidiary, and the Underlying Fund’s role as sole shareholder of its Subsidiary. As noted above, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as its Underlying Fund. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the

Underlying Fund and/or its Subsidiary to operate as described in the Prospectus and the SAI and could adversely affect the Underlying Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.
Other Financial Instruments Including Derivatives
Options, Futures and Other Financial Instruments. The Underlying Funds may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of the Underlying Funds' investments or for investment purposes (e.g., as a substitute for investing in securities). These financial instruments include options, futures, forward contracts and swaps. Derivatives may be used to take long or short positions. Positions in these financial instruments may expose an Underlying Fund to an obligation to another party. The Underlying Funds will not enter into any such transaction unless it owns (1) an offsetting (“covered”) position in securities, currencies or other options, futures contracts or forward contracts or (2) cash or liquid assets with a value, marked-to-market daily, sufficient to cover their obligations to the extent not covered as provided in (1) above. The Underlying Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate the prescribed amount of cash or liquid assets as segregated.
Assets used as cover or held as segregated cannot be sold while the position in the corresponding financial instrument is open unless they are replaced with other appropriate assets.
Options And Futures. The Underlying Funds may purchase and sell (write) both call and put options on securities, securities indexes, and foreign currencies, and purchase and sell interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes or to effect investment transactions consistent with an Underlying Fund's investment objective and strategies. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Underlying Funds may also use those instruments, provided that their use is consistent with the Underlying Funds' investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Underlying Funds (i.e., that written call or put options will be “covered” or “secured” and that futures contracts and options on futures contracts will be used for the purposes of hedging or effecting an Underlying Fund's permitted investment strategies).
Options On Securities and Indexes. Each Underlying Fund may purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign or national over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.
Exchange-listed options are issued by a regulated intermediary, such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options. This discussion uses the OCC as an example but is also applicable to other financial intermediaries. With certain exceptions, OCC-issued and exchange-listed options generally settle by physical delivery of the underlying security or currency, although cash settlements may sometimes be available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is “in-the-money” (i.e., where the value of the underlying instruments exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.
An Underlying Fund's ability to close out its position as a purchaser or seller of an OCC or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. If one or more exchanges decide to discontinue the trading of options (or a particular class or series of options), the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.
Over-the-counter options (“OTC Options”) are purchased from or sold to securities dealers, financial institutions or other parties (“Counterparties”) through a direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties.
Many OTC Options will eventually be exchange-traded and cleared. Although these changes are expected to decrease the Counterparty risk involved in bi-laterally negotiated contracts, exchange-trading and clearing would not make the contracts risk-free. Where OTC Options remain uncleared, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with an Underlying Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Underlying Fund will lose any premium paid for the option and any anticipated benefits of the transaction. Accordingly, RIMCo or a money manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty’s credit to determine the likelihood that the terms of the OTC Option will be satisfied. An Underlying Fund will engage in OTC Option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as “primary dealers” or broker/dealers, domestic or foreign banks or other financial institutions that have received (or the guarantors or the obligations of which have received) a minimum long-term Counterparty credit rating, including reassignments, of BBB- or better as defined by S&P or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) or determined to be of equivalent credit.
An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price, in the case of a call option, or to pay the exercise price upon delivery of the underlying security, in the case of a put option. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in a specific security.
An Underlying Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Underlying Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner or as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy. An Underlying Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate positively to one another.
An Underlying Fund will write call options and put options only if they are “covered.” In the case of written call options, the option is “covered” if the Underlying Fund (a) owns the security underlying the call or purchases a call option on the same security or index as the call written (i) with a strike price no greater than the strike price of the call option sold or (ii) if the strike price is greater, the Underlying Fund segregates liquid assets equal to the difference in value or (b) has segregated liquid assets equal in value to the market value of the underlying security or index, less any margins on deposit. A written put option is covered if the Underlying Fund (a) sells the underlying security short at a price at least equal to the strike price or (b) holds a put on the same security or index as the put written where the exercise price of the put held is (1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Underlying Fund in liquid segregated assets.
If an option written by an Underlying Fund expires, the Underlying Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by an Underlying Fund expires unexercised, the Underlying Fund realizes a capital loss (long- or short-term depending on whether the Underlying Fund's holding period for the option is greater than one year) equal to the premium paid.
Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration).
An Underlying Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option. If the cost of the closing option is more than the premium received from writing the option, the Underlying Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Underlying Fund will realize a capital gain. If the premium received from a closing sale transaction is less than the premium paid to purchase the option, the Underlying Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short- or long-term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.
The premium paid for a put or call option purchased by an Underlying Fund is an asset of the Underlying Fund. The premium received for an option written by an Underlying Fund is recorded as a liability. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the last bid.

Risks Associated With Options On Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
If a put or call option purchased by an Underlying Fund is not sold when it has remaining value, and if the market price of the underlying security or index, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Underlying Fund will lose its entire investment (i.e., the premium paid) on the option. When an Underlying Fund writes an option on a security or index, movements in the price of the underlying security or value of the index may result in a loss to the Underlying Fund. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.
There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position. If an Underlying Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If an Underlying Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.
As the writer of a covered call option, an Underlying Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security increase above the exercise price. It also retains a risk of loss on the underlying security should the price of the underlying security decrease. Where an Underlying Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.
If trading were suspended in an option purchased by an Underlying Fund, the Underlying Fund would not be able to close out the option. If restrictions on exercise were imposed, the Underlying Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Underlying Fund is covered by an option on the same index purchased by the Underlying Fund, movements in the index may result in a loss to the Underlying Fund; however, such losses may be mitigated by changes in the value of the Underlying Fund's securities during the period the option was outstanding.
Options on Foreign Currency. An Underlying Fund may buy and sell put and call options on foreign currencies either on exchanges or in the over-the-counter market for the purpose of hedging against changes in future currency exchange rates or to effect investment transactions consistent with an Underlying Fund's investment objectives and strategies. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of an Underlying Fund to reduce foreign currency risk using such options. OTC Options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.
Futures Contracts And Options On Futures Contracts. An Underlying Fund may invest in interest rate futures contracts, foreign currency futures contracts, Eurodollar futures or stock index futures contracts, and options thereon that are traded on a U.S. or foreign exchange or board of trade or over-the-counter. An interest rate or foreign currency contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency at a specified price at a future date. A futures contract on an index (such as the S&P 500®) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Although the value of an index may be a function of the value of certain specified securities, no delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500®; the Russell 2000®; Nikkei 225; CAC-40; FTSE 100; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso and certain multinational currencies, such as the Euro. It is expected that other futures contracts will be developed and traded in the future. Eurodollar futures are typically dollar-denominated futures contracts or options on those contracts that are linked to the London Interbank Offered Rate (“LIBOR”). In addition, foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. An Underlying Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.
According to various reports, certain financial institutions, commencing as early as 2005 and throughout the global financial crisis, routinely made artificially low submissions in the LIBOR rate setting process. Since the LIBOR scandal came to light, several financial institutions have been fined significant amounts by various financial regulators in connection with allegations of manipulation of LIBOR rates. Other financial institutions in various countries are being investigated for similar actions. These developments may have adversely affected the interest rates on securities whose interest payments were determined by reference to LIBOR. Any future similar developments could, in turn, reduce the value of such securities owned by an Underlying Fund.
An Underlying Fund may use futures contracts for both hedging purposes and to effect investment transactions consistent with its investment objective and strategies. For example, an Underlying Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Underlying Fund's securities or the price of the securities which the Underlying Fund intends to purchase. In addition, an Underlying Fund may use futures contracts to create equity exposure for its cash or, conversely, to reduce market exposure. See “Cash Reserves and Being Fully Invested” and “Hedging Strategies” for a fuller description of these strategies.
Frequently, using futures to affect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred.
An Underlying Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.
There can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures contract or an option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day. Once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent an Underlying Fund from liquidating an unfavorable position and the Underlying Fund would remain obligated to meet margin requirements until the position is closed.
When a purchase or sale of a futures contract is made by an Underlying Fund, the Underlying Fund is required to deposit with the broker a specified amount of cash or U.S. government securities (“initial margin”). The initial margin required for a futures contract is set by the exchange on which the contract is traded and, in certain cases, by the Underlying Fund's futures commission merchant (“FCM”). The required margin may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Underlying Fund expects to earn interest income on its initial margin deposits.
A futures contract held by an Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Underlying Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by an Underlying Fund, but is instead a settlement between the Underlying Fund and the FCM of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Underlying Fund will mark-to-market its open futures positions.
An Underlying Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Underlying Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Underlying Fund realizes a capital gain, or if it is more, the Underlying Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Underlying Fund realizes a capital gain, or if it is less, the Underlying Fund realizes a capital loss. The transaction costs must also be included in these calculations. In the case of transactions, if any, involving certain regulated futures contracts, any gain or loss arising from the lapse, closing out or exercise of such positions generally will be treated as 60% long-term and 40% short-term capital gain or loss. In addition, at the close of each taxable year, such positions generally will be marked-to-market (i.e., treated as sold for fair market value), and any resulting gain or loss will be treated as 60% long-term and 40% short-term capital gain or loss.
Limitations On Use Of Futures and Options on Futures Contracts.
An Underlying Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a U.S. or foreign exchange, board of trade or similar entity, or quoted on an automated quotation system. With respect to futures contracts that are required to cash settle, an Underlying Fund will at all times maintain liquid, segregated assets equal to or greater than the Underlying Fund's daily marked to market (net) obligation, if any (less any margin or deposit). With respect to futures contracts that are not required to cash settle, an Underlying Fund will maintain liquid, segregated assets equal to or greater than the notional value of the futures contract (less any margin or deposit). An Underlying Fund is not required to segregate liquid assets if the purchase or sale of a futures contract is “covered” by a substantially similar security. For a discussion of how to cover a written call or put option on a futures contract, see “Options on Securities and Indexes” above.
The Underlying Funds, other than the RIC Russell Commodity Strategies Fund, are limited in entering into futures contracts, options on futures contracts and swaps to positions which constitute “bona fide hedging” positions within the meaning and intent of applicable CFTC rules and, with respect to positions for non- “bona fide hedging” purposes, to positions for which (a) the aggregate initial margins and premiums required to establish non-hedging positions in futures and options when aggregated with the independent amounts required to establish non-hedging positions in swaps, less the amount by which any such options are “in-the-money,” do not exceed 5% of the Underlying Fund's net assets after taking into account unrealized profits and losses on those positions or (b) the aggregate net notional value of such instruments does not exceed 100% of the Underlying Fund's net assets, after taking into account unrealized profits and losses on those positions. RIMCo is registered as a commodity pool operator with the CFTC with regard to the RIC Russell Commodity Strategies Fund.  Therefore, this Fund is not subject to the limitations on investments in futures, options and swaps discussed above.
Risks Associated With Futures And Options On Futures Contracts. There are several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in an Underlying Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate or other trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. As a result, there can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures contract or a futures option position. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent an Underlying Fund from liquidating an unfavorable position and the Underlying Fund would remain obligated to meet margin requirements until the position is closed.
Foreign Currency Futures Contracts. The Underlying Funds are also permitted to enter into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.
A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.
The Underlying Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the U.S. dollar or other currencies or to effect investment transactions consistent with the Underlying Funds' investment objectives and strategies. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, an Underlying Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction or as a means to gain portfolio exposure to that currency. Such a purchase would serve as a temporary measure to protect the Underlying Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Underlying Funds may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Underlying Funds may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Underlying Funds may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities or as a means to gain portfolio exposure to a currency.
Forward Foreign Currency Exchange Transactions (“Forward Currency Contracts”). The Underlying Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with the Underlying Funds' investment objectives and strategies. The Underlying Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts (“forward contract”) to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. For example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese Yen at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. An Underlying Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that an Underlying Fund's forward currency contracts are not used to achieve investment leverage, to the extent that such contracts are not “covered” by liquid underlying investments in the respective foreign currency or a “proxy” currency, the Underlying Fund will segregate liquid assets in an amount at all times equal to or exceeding the Underlying Fund's commitments with respect to these contracts. The Underlying Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Underlying Funds' portfolio securities are or are expected to be denominated. An Underlying Fund's dealings in forward contracts may involve hedging involving either specific transactions or portfolio positions or taking a position in a foreign currency. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of an Underlying Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. An Underlying Fund may not enter into a forward currency contract to sell a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Underlying Funds may enter into a forward currency contract to purchase a currency other than that held in the Underlying Funds' portfolios. Forward currency transactions may be made from any foreign currency into U.S. dollars or into other appropriate currencies.
At or before the maturity of a forward foreign currency contract, an Underlying Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Underlying Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If an Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Underlying Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Underlying Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Underlying Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Underlying Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell.
Upon maturity of a forward currency contract, an Underlying Fund may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. An Underlying Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will be available to the Underlying Funds.
The cost to an Underlying Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.
If a devaluation is generally anticipated, an Underlying Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. An Underlying Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Code for a given year.
Many foreign currency forwards will eventually be exchange-traded and cleared as discussed further below. Although these changes are expected to decrease the Counterparty risk involved in bi-laterally negotiated contracts, exchange-trading and clearing would not make the contracts risk-free. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, as with foreign currency futures contracts, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.
The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict an Underlying Fund's ability to hedge against the risk of devaluation of currencies in which the Underlying Fund holds securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon a money manager’s special skills and experience with respect to such instruments and usually depends on the money manager’s ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, an Underlying Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time an Underlying Fund is engaged in that strategy.
An Underlying Fund's ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that the Underlying Fund will be able to utilize these instruments effectively for the purposes set forth above. Many foreign currency forward contracts will eventually be exchange-traded and cleared. Although these changes are expected to decrease the credit risk involved in bi-laterally negotiated contracts, exchange-trading and clearing would not make the contracts risk-free.
Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Contracts and Options Thereon. Options on securities, futures contracts, options on futures contracts, forward currency contracts and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability of data on which to make trading decisions than in the United States, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.
Swap Agreements and Swaptions. The Underlying Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Underlying Funds receiving or paying, as the case may be, only the net amount of the two payments. When an Underlying Fund enters into a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (e.g., an exchange of floating rate payments for fixed rate payments).
The Underlying Funds may enter into several different types of swap agreements including equity index, interest rate, credit default, currency and recovery lock swaps. Equity index swaps are agreements where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Interest rate swaps are agreements that can be customized to meet each party’s needs, and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are agreements where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are returned. Credit default swaps are agreements which allow the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the Counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Recovery lock swaps are agreements between two parties that provide for a fixed payment by one party and the delivery of a reference obligation, typically a bond, by the other party upon the occurrence of a credit event, such as a default, by the issuer of the reference obligation.
The Underlying Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date or for return enhancement. Under most swap agreements entered into by an Underlying Fund, the parties’ obligations are determined on a “net basis.” The net amount of the excess, if any, of an Underlying Fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated. To the extent that an Underlying Fund enters into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Underlying Fund's obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, an Underlying Fund will have contractual remedies pursuant to the agreement related to the transaction.
The Underlying Funds may enter into swap agreements with Counterparties that meet RIMCo’s credit quality limitations. The Underlying Funds will not enter into any swap agreement unless the Counterparty has a minimum senior unsecured credit rating or long term Counterparty credit rating, including reassignments, of BBB- or better as defined by S&P or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction.
Certain derivatives, including swaps, may be subject to fees and expenses, and by investing in such derivatives indirectly through an Underlying Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Underlying Fund.
There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in the Underlying Funds or the ability of the Underlying Funds to continue to implement their investment strategies. The futures markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily price limits and the suspension of trading. The regulation of swaps and futures transactions in the United States is a rapidly changing area of law and is subject to modification by government and judicial action. The effect of any future regulatory change on the Underlying Funds is impossible to predict, but could be substantial and adverse.
In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was signed into law by President Obama on July 21, 2010. The Dodd-Frank Act is changing the way in which the U.S. financial system is supervised and regulated. Title VII of the Dodd-Frank Act sets forth a new legislative framework for over-the-counter (“OTC”) derivatives, including financial instruments, such as swaps, in which the Underlying Funds may invest. Title VII of the Dodd-Frank Act makes broad changes to the OTC derivatives market, grants significant new authority to the SEC and the

CFTC to regulate OTC derivatives and market participants, and will require clearing and exchange trading of many OTC derivatives transactions. The CFTC and SEC have approved joint final rules and interpretations that further define the terms “swap” and “security-based” swap and govern “mixed swaps” (the “Swap Definitions”). Under the Swap Definitions, the term “swap” includes OTC foreign exchange options, among other OTC contracts. The U.S. Department of the Treasury has determined that certain deliverable foreign exchange forwards and deliverable foreign exchange swaps are exempt from the definition of “swap.” The occurrence of the effective date for the Swap Definitions triggered numerous effective and compliance dates for other rules promulgated by the CFTC and SEC under the Dodd-Frank Act. The Swap Definitions are broad, and encompass a number of transactions that were historically not subject to CFTC or SEC regulation. The impact of the effectiveness of the Swap Definitions along with the implementation of the various other rules contingent on the promulgation of the Swap Definitions is impossible to predict, but could be substantial and adverse.
Provisions in the Dodd-Frank Act include new registration, recordkeeping, capital and margin requirements for “swap dealers” and “major swap participants” as determined by the Dodd-Frank Act and applicable regulations; and the required use of clearinghouse mechanisms for many OTC derivative transactions. The CFTC, SEC and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Act. Because the rulemaking and regulations implementing the Dodd-Frank Act have not been completed, it is not possible at this time to gauge the exact nature and scope of the impact of the Dodd-Frank Act on any of the Underlying Funds, but it is expected that swap dealers, major market participants and swap Counterparties, including the Underlying Funds, will experience new and/or additional regulations, requirements, compliance burdens and associated costs. The new law and the rules to be promulgated may negatively impact an Underlying Fund's ability to meet its investment objective either through limits or requirements imposed on it or its Counterparties. In particular, new position limits imposed on an Underlying Fund or its Counterparties’ on-exchange and OTC trading may impact that Underlying Fund's ability to invest in a manner that efficiently meets its investment objective, and new requirements, including capital and mandatory clearing, may increase the cost of an Underlying Fund's investments and cost of doing business, which could adversely affect investors.
The Underlying Fixed Income Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Credit default swaps allow an Underlying Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. An Underlying Fund may act as either the buyer or the seller of a credit default swap. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that an Underlying Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, an Underlying Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, an Underlying Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Certain standardized swaps, including certain credit default swaps, are subject to mandatory clearing, and more are expected to be subject to mandatory clearing in the future. The Counterparty risk for cleared derivatives is generally lower than for uncleared derivatives, but cleared contracts are not risk-free. Clearing may subject an Underlying Fund to increased costs or margin requirements.
As the seller of protection in a credit default swap, an Underlying Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the Counterparty in the event of a default (or other specified credit event), and the Counterparty would be required to surrender the reference debt obligation. In return, the Underlying Fund would receive from the Counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Underlying Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, an Underlying Fund would effectively add leverage to its portfolio because in addition to its total net assets, that Underlying Fund would be subject to investment exposure on the notional amount of the swap.
The Underlying Fixed Income Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios, in which case the Underlying Fund would function as the Counterparty referenced in the preceding paragraph.
Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific reference obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Underlying Fixed Income Funds may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Underlying Fund owns or has exposure to the reference obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Credit default swap agreements on asset-backed securities also involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, deliverable obligations in most instances would be limited to the specific reference obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the reference obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Underlying Fixed Income Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the reference obligation or to take an active long or short position with respect to the likelihood of a particular reference obligation’s default (or other defined credit events).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the reference obligations comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Credit default swaps could result in losses if an Underlying Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if an Underlying Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to the risks inherent in the use of swaps, including illiquidity risk and Counterparty risk. An Underlying Fund will generally incur a greater degree of risk when selling a credit default swap than when purchasing a credit default swap. As a buyer of a credit default swap, an Underlying Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by an Underlying Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Underlying Fund.
If the creditworthiness of an Underlying Fund's uncleared swap Counterparty declines, the risk that the Counterparty may not perform could increase, potentially resulting in a loss to the Underlying Fund. To limit the Counterparty risk involved in uncleared swap agreements, the Underlying Funds will only enter into uncleared swap agreements with Counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Underlying Funds will be able to do so, the Underlying Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Underlying Funds may have limited ability to eliminate their exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of an Underlying Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Underlying Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Underlying Funds' risk of loss consists of the net amount of interest payments that the Underlying Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Underlying Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps. Certain standardized swaps, including interest rate swaps, are subject to mandatory clearing, and more are expected to be in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject the Underlying Fund to increased costs or margin requirements.

The Underlying Fixed Income Funds may enter into recovery lock swaps. Recovery lock swaps are used to “lock in” a recovery amount on the reference obligation at the time the parties enter into the agreement. In contrast to a credit default swap where the final settlement amount may be dependent on the market price for the reference obligation upon the credit event, a recovery lock swap fixes the settlement amount in advance and is not dependent on the market price of the reference obligation at the time of the credit event. Unlike certain other types of derivatives, recovery lock swaps generally do not involve upfront or periodic cash payments by either of the parties. Instead, payment and settlement occurs after there has been a credit event. If a credit event does not occur prior to the termination date of a recovery lock swap, the agreement terminates and no payments are made by either party. A party may enter into a recovery lock swap to purchase or sell a reference obligation upon the occurrence of a credit event. Recovery lock swaps are subject to certain risks, including, without limitation, the risk that a counterparty will not accurately forecast the value of a reference obligation upon the occurrence of a credit event. In addition to general market risks, recovery lock swaps are subject to illiquidity risk, counterparty risk and credit risk. The market for recovery lock swaps is relatively new and is smaller and less liquid than the market for credit default swaps and other derivatives. Elements of judgment may play a role in determining the value of a recovery lock. In addition, it may not be possible to enter into a recovery lock swap at an advantageous time or price.
The Underlying Fixed Income Funds may enter into swaptions (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund's statements of financial condition.
Index Swap Agreements. The Underlying Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with the Underlying Funds' investment objectives and strategies. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
No Underlying Fund will enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of that Underlying Fund's net assets.
Structured Notes. The RIC Russell Commodity Strategies Fund may invest in structured notes. Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. The terms of structured notes may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s). Therefore, structured notes may be more volatile, less liquid and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. To the extent an Underlying Fund invests in these notes and securities, however, these notes are analyzed in the overall assessment of the effective duration of the Underlying Fund’s holdings in an effort to monitor the Underlying Fund’s interest rate risk.
Commodity-linked notes are a type of structured note. Commodity-linked notes are privately negotiated structured debt securities indexed to the return of an index such as the Bloomberg Commodity Index Total Return (formerly, the Dow Jones – UBS Commodity Index Total Return), which is representative of the commodities market. They are available from a limited number of approved issuers, and all invested amounts are exposed to the issuer’s credit risk. Commodity-linked notes may be leveraged. For example, if a fund invests $100 in a three-times leveraged commodity-linked note, it will exchange $100 principal with the dealer to obtain $300 exposure to the commodities market because the value of the note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying index. This means a $100 note would be worth $70 if the commodity index decreased by 10 percent. Structured notes also are subject to credit risk of the dealer.
Uncovered Options Transactions. The RIC Russell Commodity Strategies Fund may write options that are not covered (or so called “naked options”). When an Underlying Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When an Underlying Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Underlying Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. There is also a risk, especially with less liquid preferred and debt securities, that the securities may not be available for purchase. Uncovered put options have speculative characteristics and the potential loss is substantial.
Stand-By Commitment Agreements. The RIC Russell Commodity Strategies Fund may invest in “stand-by commitments” with respect to securities held in their portfolios. Under a stand-by commitment, a dealer agrees to purchase at an Underlying Fund’s option specified securities at a specified price. An Underlying Fund’s right to exercise stand-by commitments is unconditional and unqualified. Stand-by commitments acquired by an Underlying Fund may also be referred to as “put” options. A stand-by commitment is not transferable by an Underlying Fund, although an Underlying Fund can sell the underlying securities to a third party at any time. The principal risk of stand-by commitments is that the writer of a commitment may default on its obligation to repurchase the securities. When investing in stand-by commitments, an Underlying Fund will seek to enter into stand-by commitments only with brokers, dealers and banks that, in the opinion of the money manager, present minimal credit risks. An Underlying Fund acquires stand-by commitments only in order to facilitate portfolio liquidity and does not expect to exercise its rights under stand-by commitments for trading purposes.
The amount payable to an Underlying Fund upon its exercise of a stand-by commitment is normally (i) the Underlying Fund’s acquisition cost of the securities (excluding any accrued interest which the Underlying Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Underlying Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. An Underlying Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, an Underlying Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield-to-maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in an Underlying Fund’s portfolio will not exceed 1/2 of 1% of the value of the Underlying Fund’s total assets calculated immediately after each stand-by commitment is acquired.
The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying securities. Stand-by commitments acquired by an Underlying Fund would be valued at zero in determining net asset value. Where an Underlying Fund paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Underlying Fund.
The Internal Revenue Service (“IRS”) has issued a revenue ruling to the effect that a regulated investment company will be treated for federal income tax purposes as the owner of the municipal obligations acquired subject to a stand-by commitment and the interest on the municipal obligations will be tax-exempt to an Underlying Fund.
Custodial Receipts and Trust Certificates. The RIC Russell Commodity Strategies Fund may invest in custodial receipts and trust certificates, which may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. Government securities, municipal securities or other types of securities in which the Underlying Fund may invest. The custodial receipts or trust certificates are underwritten by securities dealers or banks and may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. Government or other issuer of the securities held by the custodian or trustee. As a holder of custodial receipts and trust certificates, the Underlying Fund will bear its proportionate share of the fees and expenses charged to the custodial account or trust. The Underlying Fund may also invest in separately issued interests in custodial receipts and trust certificates.
Although under the terms of a custodial receipt or trust certificate the Underlying Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Underlying Fund could be required to assert through the custodian bank or trustee those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, the Underlying Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Underlying Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.
Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of fixed income instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the IRS has not ruled on the tax treatment of the interest or payments received on the derivative instruments and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.
Taxes
Election to be Taxed as a Regulated Investment Company. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and Fund distributions would be treated by shareholders as taxable dividend income to the extent of the Fund’s earnings and profits.
Diversification Requirements and Investor Control. Each Fund intends to comply with the diversification requirements of section 817(h) of the Code relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts. If these requirements are not met, or under other limited circumstances, it is possible that the contract holders, rather than the separate accounts, will be treated for federal income tax purposes as the taxable owners of the assets held by the separate accounts.
Under current U.S. tax law, if a contract holder has excessive control over the investments made by a Fund or an Underlying Fund, the contract holder, rather than the insurance company separate account, will be treated as the owner of the Fund shares and taxed currently on income and gains from the Fund. In other words, in such a case of “investor control” the contract holder would not derive the tax benefits normally associated with variable life insurance or variable annuities. The application of the investor control doctrine and, in particular, the limitations that it imposes in a fund of funds context, are not entirely certain. Future guidance might pose additional restrictions on the Funds and could be applied retroactively. Such an event may have an adverse impact on the Funds and the contract holders.
Effect of Foreign Investments on Distributions. Certain Underlying Funds may invest in foreign securities and may be subject to foreign withholding taxes on income from those securities that may reduce distributions.
Certain Underlying Funds may qualify for and make an election to pass through to shareholders the ability to claim a credit or deduction (subject to limitations) on their federal income tax returns for their pro rata share of any qualified foreign taxes paid by the Underlying Fund. Shareholders would be required to treat their pro rata share of such foreign taxes as having been distributed to them. An Underlying Fund will qualify for the election in any given taxable year if, at the close of such taxable year, more than 50% of its total asset value consists of stock or other securities of foreign corporations. A Fund may pass through foreign tax credits from an Underlying Fund provided that at least 50% of the Fund’s assets at the end of each quarter of its taxable year consists of investments in other regulated investment companies.
Investment in PFIC Securities. If an Underlying Fund invests in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (“PFICs”), the Underlying Fund intends to mark-to-market these securities and recognize any gain (as ordinary income) at the end of its fiscal year. Any mark-to-market losses and any losses from an actual disposition of shares would be deductible as ordinary losses to the extent of any net mark to market gains included in income in prior years.
Shareholders of PFICs may, under certain circumstances in which the mark to market treatment described above is not available, be subject to a deferred interest charge pursuant to section 1291 of the Code. Any such charges, if imposed on an Underlying Fund, would result in taxation at the level of the Underlying Fund.
Excise Tax Distribution Requirements. To avoid federal excise taxes, the Code requires a Fund to make certain minimum distributions by December 31 of each year. Federal excise taxes will not apply to a Fund in a given calendar year, however, if all of its shareholders at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable products, certain tax-exempt entities, or certain other insurance-dedicated regulated investment companies.

Tax Treatment of Commodity-Linked Swaps and Structured Notes. The IRS has issued rulings that provide that in order for a fund such as the RIC Russell Commodity Strategies Fund to qualify as a regulated investment company under the Code, the income derived from commodity-linked swaps must be limited to a maximum of 10% of the Fund’s gross income.
However, the IRS has also issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income and that income derived from a wholly-owned subsidiary will also constitute qualifying income, even if the subsidiary itself owns commodity-linked swaps, and other commodity-linked derivative instruments, including commodity options, futures and options on futures. Although those private letter rulings can be relied on only by the taxpayers to whom they were issued, based on the reasoning in such rulings, the Underlying Fund intends to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and, through investments in its Subsidiary, commodity-linked swaps and other commodity-linked derivative instruments. The RIC Russell Commodity Strategies Fund has also requested its own such private letter ruling, although the IRS currently has suspended the issuance of such rulings pending further internal review.  There can be no assurance that the IRS will issue the requested ruling to the RIC Russell Commodity Strategies Fund, or that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. The ability of the Underlying Fund to qualify for favorable regulated investment company status under the Code could be jeopardized if the Underlying Fund were unable to treat its income from commodity-linked notes and its Subsidiary as qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund’s investment in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.
The Subsidiary is not expected to be subject to U.S. federal income tax. It will, however, be considered a controlled foreign corporation, and the Underlying Fund will be required to include as ordinary income annually amounts earned by its Subsidiary during that year. Furthermore, the Underlying Fund, as a regulated investment company, will be required to distribute its Subsidiary’s income, whether or not its Subsidiary makes a distribution to the Underlying Fund during the taxable year. Any losses of the Subsidiary will generally only be available to offset any income of the Subsidiary in the same year. Payments to a Subsidiary of U.S. source income and (effective January 1, 2017) gross proceeds from U.S. source interest- and dividend-bearing securities will be subject to U.S. withholding tax (at a 30% rate) if the Subsidiary fails to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Pursuant to an intergovernmental agreement between the United States and the Cayman Islands, the Subsidiary may be deemed compliant, and therefore not subject to the withholding tax, if it complies with applicable Cayman regulatory requirements. Detailed guidance as to the mechanics and scope of this new reporting and withholding regime is continuing to develop.
Tax Consequences to Shareholders. Since it is expected that the shareholders of the Funds will be the insurance company separate accounts, no discussion is included herein concerning federal income tax consequences for the holders of the contracts. For information concerning the federal income tax consequences to any such holder, see the prospectus relating to the applicable contract.
[To Be Updated By Amendment] [At December 31, 2014, none of the Funds had capital losses available for carryforwards.]

credit Rating definitions
MOODY’S INVESTORS SERVICE, INC. (MOODY’S):
Long-Term Obligation Ratings
Aaa –– Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa –– Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A –– Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa –– Obligations rated Baa are judged to be medium grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba –– Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.
B –– Obligations rated B are considered speculative and are subject to high credit risk.
Caa –– Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.
Ca –– Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C –– Obligations rated C are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.
Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
STANDARD & POOR’S RATINGS GROUP (“S&P”):
Long-Term Issue Credit Ratings
AAA –– An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA –– An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A –– An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB –– An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB, B, CCC, CC, C –– Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB –– An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B –– An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC –– An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC –– An obligation rated CC is currently highly vulnerable to nonpayment.

C –– A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
D –– An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days, irrespective of any grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
Plus (+) or minus (-)
The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
NR –– This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.
FITCH INVESTORS SERVICE, INC. (“FITCH”):
Long-Term Ratings Scales
AAA –– Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA –– Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A –– High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB –– Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
BB –– Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.
B –– Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
CCC –– Substantial credit risk. Default is a real possibility.
CC –– Very high levels of credit risk. Default of some kind appears probable.
C –– Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:
•	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;
•	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or
•	Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.
RD –– Restricted default.

‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include:
•	the selective payment default on a specific class or currency of debt;
•	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
•	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; and
•	execution of a coercive debt exchange on one or more material financial obligations.
D –– Default. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.
Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.
“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.
In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.
Note to Long-Term Ratings:
The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.
SECTOR SPECIFIC CREDIT RATING SERVICES
U.S. Municipal Short-Term Debt and Demand Obligation Ratings
MOODY’S:
Short-Term Obligation Ratings
There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels — MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.
MIG-1 –– This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG-2 –– This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG-3 –– This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well established.
SG –– This designation denotes speculative credit quality. Debt instruments in this category may lack sufficient margins of protection.
In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

VMIG rating expirations are a function of each issue’s specific structural or credit features.
VMIG 1 –– This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2 –– This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3 –– This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
SG –– This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
S&P:
A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:
•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:
SP-1 –– Strong capacity to pay principal and interest. An issue determined to possess very strong capacity to pay debt service is given a plus (+) designation.
SP-2 –– Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3 –– Speculative capacity to pay principal and interest.
SHORT-TERM RATINGS
MOODY’S:
Prime-1 –– Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
Prime-2 –– Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
Prime-3 –– Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP –– Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
S&P:
A-1 ––  A short-term obligation rated “A–1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.
A-2 –– A short-term obligation rated “A–2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
A-3 –– A short-term obligation rated “A–3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B –– A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.
C –– A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.
D –– A short-term obligation rated “D” is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
NR  –– An issuer designated NR is not rated.
FITCH:
Short Term Ratings
F1 –– Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2 –– Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.
F3 –– Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B –– Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C –– High short-term default risk. Default is a real possibility.
RD –– Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.
D –– Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

Financial Statements
The 2014 annual financial statements of the Funds, including notes to the financial statements and financial highlights and the Report of Independent Registered Public Accounting Firm, are included in the Funds’ Annual Reports to Shareholders. Copies of these Annual Reports accompany this SAI and are incorporated herein by reference.
The 2014 annual financial statements of the Underlying Funds, including notes to the financial statements and financial highlights and the Report of Independent Registered Public Accounting Firm, are included in the Underlying Funds’ Annual Reports to Shareholders. Copies of these Annual Reports are incorporated herein by reference and are available free of charge by calling Russell Investment Services at 1-800-787-7354.

Appendix
At March 31, 2015, the following shareholders owned of record or were known by the Funds to beneficially own 5% or more of any Class of a Fund’s Shares.
[To Be Updated By Amendment]
At March 31, 2015, the following shareholders could be deemed to “control” the following Funds because such shareholder owns more than 25% of the voting Shares of the indicated Fund. A shareholder who “controls” a Fund has the ability to exert a greater influence over the outcome of any proposals on which it is entitled to vote concerning the Fund than do non-controlling shareholders.
[To Be Updated By Amendment]
For information with respect to the Underlying Funds, refer to the Statement of Additional Information for the Underlying Funds.
[The Trustees and officers of RIF, as a group, own less than 1% of any Class of any Fund.]

Russell Investment Funds

File No. 33-18030

1933 Act Post-Effective Amend. No. 56

1940 Act Amendment No. 59

PART C

OTHER INFORMATION

Item 28	Exhibits for Registration Statement (1933 Act No. 33-18030 and 1940 Act No. 811-05371)

(a)	Amended and Restated Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 33 filed February 6, 2009)

(a)(1)	Amendment No. 1 to Amended and Restated Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 44 filed February 9, 2012)

(a)(2)	Amendment No. 2 to Amended and Restated Master Trust Agreement (incorporated by reference to Post-Effective Amendment No. 52 filed February 7, 2014)

(b)	Bylaws (incorporated by reference to Post-Effective Amendment No. 44 filed February 9, 2012)

(c)	Specimen Certificate of Shares of the Registrant (none)

(d)(1)	Advisory Agreement between RIF and Russell Investment Management Company dated December 2, 2014 (filed herewith)

(d)(2)	Form of Portfolio Management Agreement with Money Managers and Russell Investment Management Company (filed herewith)

(d)(2)(a)	Form of Non-Discretionary Investment Advisory Contract with Money Managers and Russell Investment Management Company (filed herewith)

(d)(3)	Administrative Agreement between RIC and Russell Fund Services Company dated December 2, 2014 (filed herewith)

(e)	Distribution Agreement between RIF and Russell Financial Services, Inc. dated December 2, 2014 (filed herewith)

(f)	Bonus or Profit Sharing Contracts (none)

(g)	Master Custody Contract with State Street Bank and Trust Company dated August 25, 2009 (incorporated by reference to Post-Effective Amendment No. 37 filed February 5, 2010)

(g)(1)	Amendment to Master Custodian Contract dated January 21, 2013 (incorporated by reference to Post-Effective Amendment No. 48 filed February 7, 2013)

(h)(1)	Form of Participation Agreement between RIF, Russell Financial Services, Inc. and various insurance companies (incorporated by reference to Post-Effective Amendment No. 44 filed February 9, 2012)

(h)(2)	Amended and Restated Transfer Agency and Service Agreement between Russell Investment Funds and Russell Fund Services Company dated January 1, 2008 (incorporated by reference to Post-Effective Amendment No. 30 filed February 7, 2008)

(h)(2)(a)	Amendment No. 1 to Amended and Restated Transfer Agency and Service Agreement between Russell Investment Funds and Russell Fund Services Company dated August 26, 2008 (incorporated by reference to Post-Effective Amendment No. 33 filed February 6, 2009)

(h)(3)	Form of Tax Accounting Services Agreement between RIF and State Street Bank and Trust Company (incorporated by reference to Item 24(b)(9)(c) filed under Pre-effective Amendment No. 4 filed September 20, 1996)

(h)(4)	Form of Yield Calculation Services Agreement between RIF and State Street Bank and Trust Company (incorporated by reference to Post-Effective Amendment No. 28 filed April 30, 2007)

(h)(4)(a)	Form of Letter Agreement to the Yield Calculation Services Agreement between RIF and State Street Bank and Trust Company dated February 6, 2007 adding the Conservative Strategy, Moderate Strategy, Balanced Strategy, Growth Strategy and Equity Growth Strategy Funds (incorporated by reference to Post-Effective Amendment No. 28 filed April 30, 2007)

(h)(5)	Form of Second Amended and Restated Joint Insurance Agreement dated November 29, 2006 (incorporated by reference to Post-Effective Amendment No. 24 filed January 31, 2007)

(h)(6)	Form of Letter Agreements regarding fee waivers and reimbursements (incorporated by reference to Post-Effective Amendment No. 54 filed April 30, 2014)

(h)(6)(a)	Form of Letter Agreements regarding fee waivers and reimbursements (to be filed by amendment)

(h)(7)	Plan of Liquidation and Dissolution of Sub-Trust of the Conservative Strategy Fund (incorporated by reference to Post-Effective Amendment No. 52 filed February 7, 2014)

(i)	Opinion and Consent of Counsel (to be filed by amendment)

(j)	Consent of Independent Accountants (to be filed by amendment)

(k)	Financial Statement Omitted from Item 22 (none)

(l)	Form of Seed Money Subscription Agreement between RIF and General American (incorporated by reference to Item 24(b)(13) filed under Pre-effective Amendment No. 4 filed September 20, 1996)

(m)	Rule 12b-1 Plan (incorporated by reference to Post-Effective Amendment No. 10 filed May 15, 2001) (To date the plan has not been implemented for the currently registered funds.)

(n)	Rule 18f-3 Plan (incorporated by reference to Post-Effective Amendment No. 10 filed May 15, 2001)

(p)	Codes of Ethics of the following advisors and sub-advisors:

1.1	AEW Management and Advisors, L.P. (incorporated by reference to Post-Effective Amendment No. 52 filed February 7, 2014)

1.2	Alliance Capital Management L.P. (incorporated by reference to Post-Effective Amendment No. 9 dated April 30, 2001)

1.3	AllianceBernstein L.P. (incorporated by reference to Post-Effective Amendment No. 24 filed January 31, 2007)

1.4	Altrinsic Global Advisors, LLC (incorporated by reference to Post-Effective Amendment No. 33 filed February 6, 2009)

1.5	AQR Capital Management, LLC (incorporated by reference to Post-Effective Amendment No. 33 filed February 6, 2009)

1.6	Ark Asset Management Co., Inc. (incorporated by reference to Post-Effective Amendment No. 24 filed January 31, 2007)

1.7	Arnhold and S. Bleichroeder Advisers, Inc. (incorporated by reference to Post-Effective Amendment No. 30 filed February 7, 2008)

1.8	Aronson+Johnson+Ortiz, LP (incorporated by reference to Post-Effective Amendment No. 37 filed February 5, 2010)

1.9	Arrowstreet Capital, Limited Partnership (incorporated by reference to Post-Effective Amendment No. 44 filed February 9, 2012)

1.10	Barclays Global Fund Advisors (incorporated by reference from Post-Effective Amendment No. 9 dated April 30, 2001)

1.11	Barrow, Hanley, Mewhinney & Strauss, Inc. (filed herewith)

1.12	Bear Stearns Asset Management Inc. (incorporated by reference to Post-Effective Amendment No. 21 filed February 10, 2006)

1.13	Berkeley Capital Management, LLC (incorporated by reference to Post-Effective Amendment No. 28 filed April 30, 2007)

1.14	Blackrock Capital Management, Inc (incorporated by reference to Post-Effective Amendment No. 37 filed February 5, 2010)

1.15	The Boston Company Asset Management, LLC. (incorporated by reference from Post-Effective Amendment No. 9 dated April 30, 2001)

1.16	Brandywine Asset Management, LLC (incorporated by reference from Post-Effective Amendment No. 15 dated April 30, 2002)

1.17	CapitalWorks Investment Partners, LLC (incorporated by reference to Post-Effective Amendment No. 21 filed February 10, 2006)

1.18	ClariVest Asset Management LLC (incorporated by reference to Post-Effective Amendment No. 40 filed February 9, 2011)

1.19	Cohen & Steers Capital Management, Inc. (filed herewith)

1.20	Colchester Global Investors Limited (filed herewith)

1.21	Columbus Circle Investors (incorporated by reference to Post-Effective Amendment No. 36 filed April 30, 2009)

1.22	Conestoga Capital Advisors, LLC (incorporated by reference to Post-Effective Amendment No. 46 filed April 27, 2012)

1.23	Credit Suisse Asset Management, LLC (incorporated by reference to Post-Effective Amendment No. 40 filed February 9, 2011)

1.24	David J. Greene and Company, LLC (incorporated by reference from Post-Effective Amendment No. 9 dated April 30, 2001)

1.25	DDJ Capital Management, LLC (incorporated by reference to Post-Effective Amendment No. 40 filed February 9, 2011)

1.26	DePrince, Race & Zollo, Inc. (incorporated by reference to Post-Effective Amendment No. 54 filed April 30, 2014)

1.27	Fidelity Management & Research Company (Amended) (incorporated by reference to Post-Effective Amendment No. 21 filed February 10, 2006)

1.28	Franklin Portfolio Associates LLC (incorporated by reference to Post-Effective Amendment No. 28 filed April 30, 2007)

1.29	Gartmore Global Partners (incorporated by reference to Post-Effective Amendment No., 37 filed February 5, 2010)

1.30	Geewax, Terker & Company (incorporated by reference from Post-Effective Amendment No. 9 dated April 30, 2001)

1.31	Genesis Asset Managers, Ltd. (incorporated by reference to Post-Effective Amendment No. 44 filed February 9, 2012)

1.32	GLG Inc. (incorporated by reference to Post-Effective Amendment No. 40 filed February 9, 2011)

1.33	Goldman Sachs Asset Management, L.P. (incorporated by reference to Post-Effective Amendment No. 44 filed February 9, 2012)

1.34	Gould Investment Partners, LLC (incorporated by reference to Post-Effective Amendment No. 33 filed February 6, 2009)

1.35	Harding, Loevner Management, L.P. (incorporated by reference to Post-Effective Amendment No. 30 filed February 7, 2008)

1.36	Harris Associates, L.P. (incorporated by reference to Post-Effective Amendment No. 40 filed February 9, 2011)

1.37	Heitman Real Estate Securities, LLC (incorporated by reference to Post-Effective Amendment No. 33 filed February 6, 2009)

1.38	INTECH Investment Management LLC (incorporated by reference to Post-Effective Amendment No. 36 filed April 30, 2009)

1.39	Institutional Capital LLC (incorporated by reference to Post-Effective Amendment No. 48 filed February 7, 2013)

1.40	INVESCO Institutional (N.A.), Inc., which acts as money manager to the Fund through its INVESCO Realty Advisors Division (incorporated by reference to Post-Effective Amendment No. 37 filed February 5, 2010)

1.41	Jacobs Levy Equity Management, Inc. (incorporated by reference to Post-Effective Amendment No. 52 filed February 7, 2014)

1.42	Jefferies Asset Management, LLC (incorporated by reference to Post-Effective Amendment No. 44 filed February 9, 2012)

1.43	Logan Circle Partners, L.P. (incorporated by reference to Post-Effective Amendment No. 50 filed April 30, 2013)

1.44	Macquarie Capital Investment Management LLC (incorporated by reference to Post-Effective Amendment No. 40 filed February 9, 2011)

1.45	Mar Vista Investment Partners (incorporated by reference to Post-Effective Amendment No. 48 filed February 7, 2013)

1.46	Marsico Capital Management (incorporated by reference to Post-Effective Amendment No. 40 filed February 9, 2011)

1.47	Merganser Capital Management LP (incorporated by reference to Post-Effective Amendment No. 28 filed April 30, 2007)

1.48	Metropolitan West Asset Management, LLC (incorporated by reference to Post-Effective Amendment No. 54 filed April 30, 2014)

1.49	MFS Institutional Advisors, Inc. (incorporated by reference to Post-Effective Amendment No. 37 filed February 5, 2010)

1.50	Montag & Caldwell, Inc. (incorporated by reference to Post-Effective Amendment No. 40 filed February 9, 2011)

1.51	Morgan Stanley Investment Management Inc.(filed herewith)

1.52	J.P. Morgan Investment Management, Inc. (incorporated by reference to Post-Effective Amendment No. 21 filed February 10, 2006)

1.53	Neuberger Berman Management, Inc (incorporated by reference to Post-Effective Amendment No. 40 filed February 9, 2011)

1.54	Numeric Investors LLC (incorporated by reference to Post-Effective Amendment No. 40 filed February 9, 2011)

1.55	Nuveen Asset Management, LLC (incorporated by reference to Post-Effective Amendment No, 44 filed February 9, 2012)

1.56	Nicholas-Applegate Capital Management LLC (incorporated by reference to Post-Effective Amendment No. 24 filed January 31, 2007)

1.57	Oaktree Capital Management, L.P. (incorporated by reference to post-Effective Amendment No, 44 filed February 9, 2012)

1.58	Oechsle International Advisors, LLC (incorporated by reference from Post-Effective Amendment No. 9 dated April 30, 2001)

1.59	Pacific Investment Management Company (incorporated by reference to Post-Effective Amendment No. 52 filed February 7, 2014)

1.60	PanAgora Asset Management, Inc. (incorporated by reference to Post-Effective Amendment No. 44 filed February 9, 2012)

1.61	Peachtree Asset Management (incorporated by reference from Post-Effective Amendment No. 9 dated April 30, 2001)

1.62	Principal Global Investors LLC (incorporated by reference to Post-Effective Amendment No. 48 filed February 7, 2013)

1.63	Pzena Investment Management, LLC (filed herewith)

1.64	Ranger Investment Management, L.P. (filed herewith)

1.65	RBC Global Asset Management (incorporated by reference to Post-Effective Amendment No. 48 filed February 7, 2013)

1.66	RREEF America L.L.C. (incorporated by reference to Post-Effective Amendment No. 32 filed April 29, 2008)

1.67	Russell Investments (incorporated by reference to Post-Effective Amendment No. 54 filed April 30, 2014)

1.68	Sanders Capital, LLC (incorporated by reference to Post-Effective Amendment No. 40 filed February 9, 2011 )

1.69	Scout Investments, Inc.(filed herewith)

1.70	Security Capital Global Capital Management Group Incorporated (incorporated by reference from Post-Effective Amendment No. 9 dated April 30, 2001)

1.71	Signia Capital Management, LLC (incorporated by reference to Post-Effective Amendment No. 52 filed February 7, 2014)

1.72	Standish Mellon Asset Management Company LLC (Incorporated by reference from Post-Effective Amendment No. 15 dated April 30, 2002)

1.73	Stone Harbor Investment Partners LP (incorporated by reference to Post-Effective Amendment No. 40 filed February 9, 2011)

1.74	Strong Capital Management, Inc. (incorporated by reference from Post-Effective Amendment No. 9 dated April 30, 2001)

1.75	STW Fixed Income Management Ltd. (incorporated by reference to Post-Effective Amendment No. 32 filed April 29, 2008)

1.76	Suffolk Capital Management, LLC (incorporated by reference to Post-Effective Amendment No. 39 filed April 30, 2010)

1.77	Systematic Financial Management, L.P. (incorporated by reference from Post-Effective Amendment No. 9 dated April 30, 2001)

1.78	TimesSquare Capital Management, LLC (incorporated by reference from Post-Effective Amendment No. 9 dated April 30, 2001)

1.79	T. Rowe Price Group, Inc. (incorporated by reference to Post-Effective Amendment No. 36 filed April 30, 2009)

1.80	Tradewinds Global Investors, LLC (incorporated by reference to Post-Effective Amendment No. 33 filed February 6, 2009)

1.81	Turner Investment Partners, Inc. (incorporated by reference from Post-Effective Amendment No. 21 filed February 10, 2006)

1.82	Tygh Capital Management, Inc. (incorporated by reference to Post-Effective Amendment No. 30 filed February 7, 2008)

1.83	UBS Global Asset Management (Americas) Inc. (incorporated by reference to Post-Effective Amendment No. 37 filed February 5, 2010)

1.84	Victoria 1522 Investment, LP (incorporated by reference to Post-Effective Amendment No. 44 filed February 9, 2012)

1.85	Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 33 filed February 6, 2009)

1.86	Western Asset Management Company (incorporated by reference to Post-Effective Amendment No. 40 filed February 9, 2011)

1.87	Westpeak Investment Advisors, L.P. (incorporated by reference from Post-Effective Amendment No. 9 dated April 30, 2001)

1.88	William Blair & Company, LLC (incorporated by reference to Post-Effective Amendment No. 52 filed February 7, 2014)

Item 29	Persons Controlled By or Under Common Control with Registrant

Registrant is controlled by its Board of Trustees.

Item 30	Indemnification (incorporated by reference to Post Effective Amendment No. 30 filed February 7, 2008)

Item 31	Business and Other Connections of Investment Adviser

See, Registrant’s prospectus sections “Management of the Funds,” “The Money Managers,” and “Money Manager Information,” and the Statement of Additional Information sections “Structure and Governance – Trustees and Officers,” “Operation of RIF,” and “Money Managers.”

Item 32	Principal Underwriter

(a)	Russell Investment Company

(b)	Russell Financial Services, Inc. is the principal underwriter of the Registrant. The directors and officers of Russell Financial Services, Inc., their principal business address in each case is 1301 Second Avenue, 18th Floor, Seattle, Washington 98101, and positions and offices with the Registrant and Russell Financial Services, Inc. are set forth below:

Name	Positions and Offices with Registrant	Position and Offices with Underwriter
Carla L. Anderson	None	Assistant Secretary
Sandra Cavanaugh	Trustee, President and Chief Executive Officer	Co-President, Chief Executive Officer and Chairman
Jessica Gates	Assistant Secretary	Assistant Secretary
Greg Gilbert	None	Co-President and Chief Executive Officer
Brian Golob	None	Director

Gerry Lillis	None	Director, Relationship Management
Peter G. Moroni	None	Regional Director
Matthew Moss	None	Chief Financial Officer
Debra Ramsey	None	Chief Operating Officer, Private Client Services
Mary Beth Rhoden Albaneze	Secretary and Chief Legal Officer	Secretary
Lisa Schneider	None	Managing Director, Non-Profits & Health Care Systems
Mark E. Swanson	Treasurer, Chief Accounting Officer and CFO	Director

Jean Webber	None	Treasurer
Douglas Whittle	None	Chief Compliance and Anti-Money Laundering Officer

(c)	Inapplicable

Item 33	Location of Accounts and Records

All accounts and records required to be maintained by section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained in the following locations:

RIF	RIMCo
Russell Investment Funds	Russell Investment Management Company
1301 Second Avenue	1301 Second Avenue
18th Floor	18th Floor
Seattle, Washington 98101	Seattle, Washington, 98101

RFSC
Russell Fund Services Company
1301 Second Avenue
18th Floor
Seattle, Washington 98101

SS	MM
State Street Bank & Trust Company	Money Managers
One Lincoln Street	See, Prospectus Section
“Money Manager Information”
Boston, Massachusetts 02111	for Names and Addresses

Rule 31a-1

(a)	Records forming basis for financial statements—at principal offices of SS, RIF RIMCo and MM for each entity

(b)	RIF Records:

(1)	SS—Journals, etc.

(2)	SS—Ledgers, etc.

(3)	Inapplicable

(4)	RIF—Corporate charter, etc.

(5)	MM and RIMCo—Brokerage orders

(6)	MM and RIMCo—Other portfolio purchase orders

(7)	SS—Contractual commitments

(8)	SS and RIF—Trial balances

(9)	MM and RIMCo—Reasons for brokerage allocations

(10)	MM and RIMCo—Persons authorizing purchases and sales

(11)	RIF and MM—Files of advisory material

(12)	—

(c)	Inapplicable

(d)	RIMCo—Broker-dealer records, to the extent applicable

(e)	Inapplicable

(f)	RIMCo and MM—Investment adviser records

Item 34	Management Services

None except as described in Parts A and B

Item 35	Undertakings

The Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant’s latest annual report to shareholders, upon request and without charge.

The Registrant undertakes, if requested to do so by the holders of at least 10% of the Registrant’s outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Russell Investment Funds, has duly caused this Post Effective Amendment No. 56 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Seattle, and State of Washington, on this 6th day of February, 2015.

RUSSELL INVESTMENT FUNDS
Registrant

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on February 6, 2015.

Signatures	Signatures

/s/ Sandra Cavanaugh	/s/ Mark E. Swanson
Sandra Cavanaugh, Trustee, President	Mark E. Swanson, Treasurer and
and Chief Executive Officer	Chief Accounting Officer

/s/ Thaddas L. Alston	/s/ Kristianne Blake
Thaddas L. Alston, Trustee	Kristianne Blake, Trustee

/s/ Cheryl Burgermeister	/s/ Daniel P. Connealy
Cheryl Burgermeister, Trustee	Daniel P. Connealy, Trustee

/s/ Katherine W. Krysty	/s/ Raymond P. Tennison, Jr.
Katherine W. Krysty, Trustee	Raymond P. Tennison, Jr., Trustee

/s/ Jack R. Thompson
Jack R. Thompson, Trustee

Russell Investment Funds

FILE NO. 33-18030

FILE NO. 811-05371

EXHIBITS

Listed in Part C, Item 28

To Post-Effective Amendment No. 56

and Amendment No. 59

to

Registration Statement on Form N-1A

Under

Securities Act of 1933

and

Investment Company Act of 1940

EXHIBIT INDEX

Name of Exhibit	Exhibit Number

Advisory Agreement between RIF and Russell Investment Management Company dated December 2, 2014	(d)(1)

Form of Portfolio Management Agreement with Money Managers and Russell Investment Management Company	(d)(2)

Form of Non-Discretionary Investment Advisory Contract with Money Managers and Russell Investment Management Company	(d)(2)(a)

Administrative Agreement between RIC and Russell Fund Services Company dated December 2, 2014	(d)(3)

Distribution Agreement between RIF and Russell Financial Services, Inc. dated December 2, 2014	(e)

Barrow, Hanley, Mewhinney & Strauss, Inc. Code of Ethics	(p)1.11

Cohen & Steers Capital Management, Inc. Code of Ethics	(p)1.19

Colchester Global Investors Limited Code of Ethics	(p)1.20

Morgan Stanley Investment Management Inc. Code of Ethics	(p)1.51

Pzena Investment Management, LLC Code of Ethics	(p)1.63

Ranger Investment Management, L.P. Code of Ethics	(p)1.64

Scout Investments, Inc. Code of Ethics	(p)1.69